UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Life of fund A
Fidelity® Series Global ex U.S. Index Fund	5.08%	2.97%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International stocks experienced pendulum-like swings during the 12 months ending October 31, 2012, finishing the period with a modest advance. The market faced periodic bouts of volatility this past year, as a number of macroeconomic concerns - including the eurozone debt crisis, the strength and pace of the U.S. economic recovery, and a slowdown in China's once-blistering growth - dominated headlines and weighed on investors. While a stronger U.S. dollar provided an additional head wind, foreign developed- and emerging-markets stocks still managed a gain for the 12 months, as the MSCI® ACWI® (All Country World Index) ex USA Index rose 4.11%, largely buttressed in the summertime by pledges of accommodative monetary action from eurozone officials, as well as signs that the U.S. housing market was on the mend. Within the index, Asia-Pacific ex Japan showed the most impressive gains, advancing roughly 11%. A number of core European components, most notably Germany (+11%), Switzerland (+10%) and the U.K. (+9%), benefited from optimism about the eurozone's ability to resolve its debt woes, which also helped the region outpace the index overall. Elsewhere, results from Canada (+3%) and the generally more volatile emerging markets (+2%) each fell short of the MSCI index, while Japan was among the few benchmark constituents to finish in the red, returning about -3%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Series Global ex U.S. Index Fund: For the 12 months ending October 31, 2012, the fund gained 5.08%, outpacing the benchmark MSCI® ACWI® (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The leading individual contributor was South Korean electronics giant Samsung Electronics. Shares of U.K. bank HSBC Holdings and Swiss food products giant Nestle added value, as did European pharmaceutical companies Roche Holding and Novo Nordisk, based in Switzerland and Denmark, respectively. Of final note, the fund was helped by its exposure to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. The biggest individual detractor was Telefonica, Spain's leading telecommunication services company. Several technology stocks hampered results, including Japanese electronics manufacturer Canon and two leading mobile phone manufacturers, Nokia and HTC, based in Finland and Taiwan, respectively. U.K.-based natural gas company BG Group also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.20%	$ 1,000.00	$ 1,014.40	$ 1.01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.13	$ 1.02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United Kingdom 14.8%
Japan 13.1%
Canada 8.3%
Australia 6.0%
France 6.0%
Switzerland 5.9%
Germany 5.8%
Korea (South) 3.5%
Brazil 2.9%
Other 33.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2012
United Kingdom 14.4%
Japan 13.8%
Canada 8.3%
Australia 5.7%
France 5.5%
Switzerland 5.4%
Germany 5.4%
United States of America* 4.5%
Korea (South) 3.5%
Other 33.5%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.1
Short-Term Investments and Net Other Assets (Liabilities)	0.0	(0.1)
Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.2	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.9
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.6
	9.3
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	24.2
Materials	10.8	11.1
Energy	10.7	11.2
Industrials	10.3	9.2
Consumer Staples	10.2	9.9
Consumer Discretionary	8.4	8.3
Health Care	7.0	6.0
Information Technology	6.0	6.4
Telecommunication Services	5.2	5.9
Utilities	3.4	3.4

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	36,560	$ 551,809
ALS Ltd.	22,130	212,951
Alumina Ltd.	175,308	174,996
Amcor Ltd.	78,439	643,246
AMP Ltd.	191,915	914,408
APA Group unit	41,474	222,149
Asciano Ltd. unit	66,746	315,943
ASX Ltd.	11,769	362,839
Australia & New Zealand Banking Group Ltd.	177,929	4,700,595
Bendigo & Adelaide Bank Ltd.	27,045	226,838
BHP Billiton Ltd.	214,203	7,583,953
Boral Ltd.	49,266	183,595
Brambles Ltd.	104,986	791,200
Caltex Australia Ltd.	9,435	166,890
Centro Retail Australia unit	82,337	183,760
CFS Retail Property Trust unit	137,854	279,759
Coca-Cola Amatil Ltd.	38,191	533,214
Cochlear Ltd.	3,842	283,919
Commonwealth Bank of Australia	105,740	6,338,837
Computershare Ltd.	30,393	274,165
Crown Ltd.	26,430	266,675
CSL Ltd.	34,036	1,678,226
DEXUS Property Group unit	297,216	303,897
Echo Entertainment Group Ltd.	51,096	186,171
Fortescue Metals Group Ltd. (e)	89,455	378,864
Goodman Group unit	102,926	473,312
Harvey Norman Holdings Ltd. (e)	41,906	82,868
Iluka Resources Ltd.	27,440	282,562
Incitec Pivot Ltd.	104,698	343,434
Insurance Australia Group Ltd.	136,814	651,871
John Fairfax Holdings Ltd. (e)	127,019	52,082
Leighton Holdings Ltd.	10,345	192,221
Lend Lease Group unit	35,114	316,022
Lynas Corp. Ltd. (a)(e)	118,593	89,867
Macquarie Group Ltd.	21,927	726,086
Metcash Ltd.	58,787	223,347
Mirvac Group unit	221,789	346,493
National Australia Bank Ltd.	148,752	3,982,286
Newcrest Mining Ltd.	50,829	1,394,527
Orica Ltd.	24,579	640,917
Origin Energy Ltd.	73,356	865,032
OZ Minerals Ltd.	22,197	188,711
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	82,933	$ 114,498
QBE Insurance Group Ltd.	79,316	1,085,162
QR National Ltd.	110,643	429,550
Ramsay Health Care Ltd.	8,798	216,994
Rio Tinto Ltd.	29,081	1,718,878
Santos Ltd.	63,949	764,060
Sims Metal Management Ltd.	11,508	112,452
Sonic Healthcare Ltd.	25,715	347,015
SP AusNet unit	97,895	107,717
Stockland Corp. Ltd. unit	150,075	539,017
Suncorp-Metway Ltd.	84,673	826,211
Sydney Airport unit	13,641	48,003
Tabcorp Holdings Ltd.	46,637	137,489
Tattersall's Ltd.	86,103	250,262
Telstra Corp. Ltd.	285,795	1,228,212
The GPT Group unit	90,868	335,799
Toll Holdings Ltd.	44,814	206,545
Transurban Group unit	85,739	541,128
Wesfarmers Ltd.	66,679	2,406,645
Westfield Group unit	143,963	1,593,039
Westfield Retail Trust unit	192,962	620,943
Westpac Banking Corp.	203,021	5,376,129
Whitehaven Coal Ltd.	29,000	91,816
Woodside Petroleum Ltd.	44,042	1,572,692
Woolworths Ltd.	81,571	2,490,285
WorleyParsons Ltd.	14,107	361,262
TOTAL AUSTRALIA		62,132,340
Austria - 0.2%
Andritz AG	4,582	275,983
Erste Bank AG (a)	13,760	345,554
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	64,972	250,956
OMV AG	9,503	347,348
Osterreichische Elektrizitatswirtschafts AG	3,706	86,247
Raiffeisen International Bank-Holding AG (e)	3,088	123,477
Telekom Austria AG	21,696	136,669
Vienna Insurance Group AG Wien	2,765	118,733
Voestalpine AG	7,134	224,696
TOTAL AUSTRIA		1,909,663
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	98,907	$ 348,431
Bailiwick of Jersey - 0.6%
Experian PLC	67,364	1,163,183
Glencore International PLC (e)	248,171	1,373,867
Petrofac Ltd.	17,149	443,894
Randgold Resources Ltd.	5,858	700,251
Shire PLC	37,481	1,053,950
Wolseley PLC	18,701	817,542
WPP PLC	83,955	1,085,142
TOTAL BAILIWICK OF JERSEY		6,637,829
Belgium - 0.8%
Ageas	15,950	405,926
Anheuser-Busch InBev SA NV	53,239	4,452,439
Belgacom SA	9,707	283,718
Colruyt NV	4,925	224,956
Delhaize Group SA	6,862	262,726
Groupe Bruxelles Lambert SA	5,160	380,956
KBC Groupe SA	10,776	252,948
Mobistar SA	1,738	45,978
Solvay SA Class A	3,962	476,355
Telenet Group Holding NV	3,830	175,611
UCB SA	7,316	426,718
Umicore SA	7,598	389,937
TOTAL BELGIUM		7,778,268
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	174,000	217,330
Cheung Kong Infrastructure Holdings Ltd.	33,000	193,315
China Gas Holdings Ltd.	186,000	101,279
China Resources Gas Group Ltd.	50,000	110,838
China Yurun Food Group Ltd. (a)	80,000	58,632
Cosco Pacific Ltd.	103,360	152,572
Credicorp Ltd. (NY Shares)	4,530	585,910
First Pacific Co. Ltd.	144,000	160,350
GOME Electrical Appliances Holdings Ltd.	737,000	77,028
Haier Electronics Group Co. Ltd. (a)	54,000	69,050
Huabao International Holdings Ltd.	122,000	60,921
Kerry Properties Ltd.	47,500	235,660
Kunlun Energy Co. Ltd.	212,000	393,907
Li & Fung Ltd.	398,000	667,609
Nine Dragons Paper (Holdings) Ltd.	100,000	70,451
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	268,363	$ 288,208
NWS Holdings Ltd.	86,550	130,662
Orient Overseas International Ltd.	13,500	85,354
Seadrill Ltd.	23,666	958,047
Shangri-La Asia Ltd.	98,000	189,676
Sihuan Pharmaceutical Holdings Group Ltd.	83,000	32,557
Yue Yuen Industrial (Holdings) Ltd.	51,000	176,031
TOTAL BERMUDA		5,015,387
Brazil - 2.9%
AES Tiete SA (PN) (non-vtg.)	7,300	82,918
All America Latina Logistica SA	31,400	142,850
Amil Participacoes SA	8,700	130,861
Anhanguera Educacional Participacoes SA	7,300	127,954
Banco Bradesco SA:
(PN)	89,536	1,410,675
(PN) sponsored ADR	38,170	597,742
Banco do Brasil SA	33,200	354,223
Banco do Brasil SA sponsored ADR (e)	5,600	60,816
Banco do Estado Rio Grande do Sul SA	12,800	101,150
Banco Santander SA (Brasil):
ADR	13,800	93,840
unit	36,000	247,261
BM&F Bovespa SA	118,900	761,035
BR Malls Participacoes SA	27,100	356,254
BR Properties SA	12,700	166,328
Bradespar SA (PN)	15,300	225,992
Brasil Foods SA	32,900	598,535
Brasil Foods SA sponsored ADR	9,700	177,704
Braskem SA:
(PN-A)	6,200	40,966
Class A sponsored ADR (a)	1,500	19,620
CCR SA	60,000	527,609
Centrais Eletricas Brasileiras SA (Electrobras)	11,800	64,779
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	10,900	86,672
(PN-B) sponsored ADR	4,800	38,400
sponsored ADR	4,100	22,796
Cetip SA - Mercados Organizado	13,338	153,669
Cia.Hering SA	9,500	218,247
Cielo SA	17,088	422,772
Cielo SA sponsored ADR	2,400	59,424
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	3,901	$ 179,008
sponsored ADR	2,200	102,828
Companhia de Bebidas das Americas (AmBev):
(PN)	36,706	1,500,011
(PN) sponsored ADR	13,300	542,507
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,600	194,731
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,400	117,614
Companhia de Saneamento de Minas Gerais	4,100	96,775
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,400	38,463
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	22,175	265,307
(PN) sponsored ADR (non-vtg.)	8,750	104,913
Companhia Energetica de Sao Paulo Series A	10,800	97,043
Companhia Paranaense de Energia-Copel:
(PN-B)	5,400	79,762
(PN-B) sponsored ADR (e)	1,700	25,092
Companhia Siderurgica Nacional SA (CSN)	39,100	216,190
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	62,016
Cosan SA Industria e Comercio	8,600	164,925
CPFL Energia SA	12,700	147,569
CPFL Energia SA sponsored ADR	1,608	37,450
Cyrela Brazil Realty SA	18,400	156,002
Diagnosticos da America SA	17,600	116,984
Drogasil SA	13,700	150,757
Duratex SA	14,220	98,928
Ecorodovias Infraestrutura e Logistica SA	10,000	87,344
Eletropaulo Metropolitana SA (PN-B)	5,100	40,503
Embraer SA	26,000	181,778
Embraer SA sponsored ADR	2,625	73,264
Energias do Brasil SA	12,900	80,663
Fibria Celulose SA (a)	9,895	83,991
Fibria Celulose SA sponsored ADR (a)(e)	7,900	69,599
Gerdau SA:
(PN)	38,650	337,775
sponsored ADR	17,150	150,749
HRT Participacoes em Petroleo SA GDR (a)	7,000	10,583
Hypermarcas SA (a)	21,900	174,139
Itau Unibanco Holdings SA	105,500	1,542,724
Itau Unibanco Holdings SA sponsored ADR	46,550	678,699
Common Stocks - continued
	Shares	Value
Brazil - continued
Itausa-Investimentos Itau SA (PN)	169,798	$ 744,050
JBS SA (a)	36,500	118,069
Klabin SA (PN) (non-vtg.)	28,500	167,404
Light SA	3,500	37,653
Localiza Rent A Car SA	8,800	154,245
Lojas Americanas SA (PN)	26,825	224,527
Lojas Renner SA	7,600	281,391
Marcopolo SA (PN)	13,000	76,232
Metalurgica Gerdau SA (PN)	18,300	205,070
MMX Mineracao e Metalicos SA (a)	9,000	17,813
MPX Mineracao e Energia SA (a)	12,000	63,396
MRV Engenharia e Participacoes SA	23,000	116,639
Multiplan Empreendimentos Imobiliarios SA	5,100	149,405
Multiplus SA	3,700	85,967
Natura Cosmeticos SA	10,900	290,606
Obrascon Huarte Lain Brasil SA	8,000	75,232
Odontoprev SA	16,300	84,267
OGX Petroleo e Gas Participacoes SA (a)	75,900	176,012
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(e)	13,800	32,292
Oi SA	10,918	51,605
Oi SA:
ADR	977	4,553
(PN)	49,303	197,596
sponsored ADR (e)	13,014	52,056
PDG Realty SA Empreendimentos e Participacoes	73,000	122,922
Petroleo Brasileiro SA - Petrobras:
(ON)	136,511	1,445,059
(PN) (non-vtg.)	196,640	2,013,792
(PN) sponsored ADR (non-vtg.)	41,350	848,916
sponsored ADR	30,750	652,208
Porto Seguro SA	9,000	95,714
Souza Cruz SA	25,400	331,405
Sul America SA unit	7,679	60,493
Telefonica Brasil SA	13,140	291,130
Telefonica Brasil SA sponsored ADR	5,940	130,799
TIM Participacoes SA	45,303	160,598
TIM Participacoes SA sponsored ADR	1,933	33,596
Totvs SA	7,500	152,507
Tractebel Energia SA	10,800	186,111
Ultrapar Participacoes SA	16,300	341,882
Ultrapar Participacoes SA sponsored ADR	5,800	120,814
Common Stocks - continued
	Shares	Value
Brazil - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	7,100	$ 35,278
(PN-A) (non-vtg.)	19,300	93,219
Vale SA	58,100	1,071,291
Vale SA:
(PN-A)	98,300	1,759,290
(PN-A) sponsored ADR	37,200	661,788
sponsored ADR	26,400	483,648
TOTAL BRAZIL		29,796,318
Canada - 8.1%
Agnico-Eagle Mines Ltd. (Canada)	11,467	647,433
Agrium, Inc.	10,555	1,111,564
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,116	398,669
ARC Resources Ltd. (e)	19,107	463,925
Athabasca Oil Corp. (a)	21,598	261,447
Bank of Montreal (e)	42,605	2,517,694
Bank of Nova Scotia	73,002	3,965,315
Barrick Gold Corp.	66,363	2,683,756
Baytex Energy Corp. (e)	8,025	365,193
BCE, Inc.	16,933	740,220
Bell Aliant, Inc.	5,289	143,617
Bombardier, Inc. Class B (sub. vtg.) (e)	91,205	347,013
Bonavista Energy Corp. (e)	9,274	166,305
Brookfield Asset Management, Inc. Class A	37,198	1,280,468
Brookfield Properties Corp. (e)	18,557	285,764
CAE, Inc.	17,994	198,002
Cameco Corp.	25,517	494,883
Canadian Imperial Bank of Commerce (e)	26,841	2,111,268
Canadian National Railway Co.	29,015	2,505,385
Canadian Natural Resources Ltd.	73,067	2,202,069
Canadian Oil Sands Ltd. (e)	32,150	682,433
Canadian Pacific	11,161	1,026,756
Canadian Tire Ltd. Class A (non-vtg.) (e)	5,269	376,994
Canadian Utilities Ltd. Class A (non-vtg.)	4,279	287,052
Catamaran Corp. (a)	12,806	601,353
Cenovus Energy, Inc.	50,106	1,767,444
Centerra Gold, Inc.	12,827	145,512
CGI Group, Inc. Class A (sub. vtg.) (a)	15,341	401,362
CI Financial Corp.	10,043	234,697
Crescent Point Energy Corp. (e)	20,901	868,477
Eldorado Gold Corp.	45,543	673,056
Common Stocks - continued
	Shares	Value
Canada - continued
Empire Co. Ltd. Class A (non-vtg.)	2,176	$ 126,780
Enbridge, Inc. (e)	49,523	1,970,507
Encana Corp.	48,931	1,102,325
Enerplus Corp.	13,558	217,878
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,300	482,266
Finning International, Inc.	11,168	262,217
First Quantum Minerals Ltd.	31,324	704,104
Fortis, Inc. (e)	12,247	414,099
Franco-Nevada Corp.	9,436	543,344
George Weston Ltd.	3,647	236,767
Gildan Activewear, Inc.	7,477	254,611
Goldcorp, Inc.	53,714	2,428,222
Great-West Lifeco, Inc. (e)	19,000	437,547
H&R REIT/H&R Finance Trust (e)	5,967	144,164
Husky Energy, Inc. (e)	22,498	609,333
IAMGOLD Corp.	25,458	395,093
IGM Financial, Inc.	7,000	277,757
Imperial Oil Ltd.	19,850	878,269
Industrial Alliance Insurance and Financial Services, Inc.	6,202	169,837
Inmet Mining Corp.	3,624	186,870
Intact Financial Corp.	8,457	518,640
Kinross Gold Corp.	75,038	745,309
Loblaw Companies Ltd. (e)	7,799	270,339
Magna International, Inc. Class A (sub. vtg.)	14,628	650,296
Manulife Financial Corp.	120,055	1,483,333
MEG Energy Corp. (a)	8,666	316,531
Metro, Inc. Class A (sub. vtg.)	6,383	376,557
National Bank of Canada (e)	10,765	831,883
New Gold, Inc. (a)	31,529	369,035
Nexen, Inc.	35,553	849,000
Onex Corp. (sub. vtg.)	5,996	241,341
Open Text Corp. (a)	3,753	201,713
Osisko Mining Corp. (a)	26,195	257,295
Pacific Rubiales Energy Corp.	19,617	461,380
Pan American Silver Corp.	9,218	202,219
Pembina Pipeline Corp. (e)	19,059	532,984
Pengrowth Energy Corp. (e)	32,524	195,063
Penn West Petroleum Ltd.	31,966	415,118
Potash Corp. of Saskatchewan, Inc.	57,145	2,297,243
Power Corp. of Canada (sub. vtg.) (e)	23,302	565,314
Power Financial Corp.	16,712	431,375
Precision Drilling Corp. (a)	16,921	121,137
Common Stocks - continued
	Shares	Value
Canada - continued
Progress Energy Resources Corp.	12,927	$ 260,417
Research In Motion Ltd. (a)(e)	31,209	247,487
RioCan (REIT)	9,522	259,704
Ritchie Brothers Auctioneers, Inc. (e)	5,269	116,854
Rogers Communications, Inc. Class B (non-vtg.) (e)	25,576	1,122,655
Royal Bank of Canada (e)	95,471	5,442,922
Saputo, Inc.	8,641	379,209
Shaw Communications, Inc. Class B (e)	25,382	553,004
Shoppers Drug Mart Corp.	13,603	567,002
Silver Wheaton Corp.	23,471	945,890
Sino-Forest Corp. (a)	5,569	0
SNC-Lavalin Group, Inc. (e)	9,795	394,546
Sun Life Financial, Inc.	39,408	977,358
Suncor Energy, Inc.	103,580	3,476,347
Talisman Energy, Inc.	69,378	786,342
Teck Resources Ltd. Class B (sub. vtg.)	37,742	1,197,919
TELUS Corp. (non-vtg.)	10,086	648,635
The Toronto-Dominion Bank	60,273	4,902,103
Thomson Reuters Corp. (e)	25,275	711,623
Tim Hortons, Inc.	4,141	205,725
Tim Hortons, Inc. (Canada)	6,385	316,965
Tourmaline Oil Corp. (a)	8,157	269,518
TransAlta Corp.	17,175	273,768
TransCanada Corp.	46,841	2,109,076
Turquoise Hill Resources Ltd. (a)	26,921	210,516
Valeant Pharmaceuticals International, Inc. (Canada) (a)	19,076	1,065,773
Vermilion Energy, Inc.	5,892	281,695
Viterra, Inc.	21,262	335,083
Yamana Gold, Inc.	49,617	1,002,027
TOTAL CANADA		83,190,384
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	78,000	88,668
Airtac International Group	7,000	32,831
Anta Sports Products Ltd.	56,000	47,690
ASM Pacific Technology Ltd.	13,300	148,273
Belle International Holdings Ltd.	310,000	577,596
Bosideng International Holdings Ltd.	226,000	71,736
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	2,994
China Mengniu Dairy Co. Ltd.	78,000	236,515
China Resources Cement Holdings Ltd.	114,000	77,519
China Resources Land Ltd.	138,000	315,172
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Rongsheng Heavy Industry Group Co. Ltd.	174,500	$ 37,602
China Shanshui Cement Group Ltd.	117,000	87,108
China State Construction International Holdings Ltd.	114,000	135,769
China ZhengTong Auto Services Holdings Ltd. (a)	47,000	31,839
China Zhongwang Holdings Ltd. (a)	68,000	27,200
Country Garden Holdings Co. Ltd.	251,786	101,039
Daphne International Holdings Ltd.	44,000	53,084
ENN Energy Holdings Ltd.	48,000	199,741
Evergrande Real Estate Group Ltd.	371,000	162,282
Foxconn International Holdings Ltd. (a)	122,000	42,503
GCL-Poly Energy Holdings Ltd.	468,000	83,334
Geely Automobile Holdings Ltd.	215,000	92,380
Golden Eagle Retail Group Ltd. (H Shares)	47,000	103,096
Hengan International Group Co. Ltd.	48,000	437,262
Hengdeli Holdings Ltd.	124,000	39,040
Intime Department Store Group Co. Ltd.	64,000	75,809
Kingboard Chemical Holdings Ltd.	45,500	135,325
Lee & Man Paper Manufacturing Ltd.	164,000	86,126
Lifestyle International Holdings Ltd.	38,000	81,197
Longfor Properties Co. Ltd.	91,500	161,511
MGM China Holdings Ltd.	71,200	128,619
MStar Semiconductor, Inc.	23,908	202,575
Parkson Retail Group Ltd.	85,500	72,371
Sands China Ltd.	161,600	607,821
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	22,057
Shimao Property Holdings Ltd.	97,000	185,238
Shui On Land Ltd.	194,170	82,177
SOHO China Ltd.	124,500	84,659
Tencent Holdings Ltd.	67,300	2,379,365
Tingyi (Cayman Islands) Holding Corp.	130,000	386,643
TPK Holding Co. Ltd.	13,496	169,566
Uni-President China Holdings Ltd.	75,000	94,354
Want Want China Holdings Ltd.	401,000	548,461
Wynn Macau Ltd.	105,200	297,952
Yingde Gases Group Co. Ltd.	47,500	45,048
Zhen Ding Technology Holding Ltd.	12,600	33,301
Zhongsheng Group Holdings Ltd. Class H	29,500	38,140
TOTAL CAYMAN ISLANDS		9,150,588
Chile - 0.4%
AES Gener SA	139,174	82,726
Aguas Andinas SA	175,738	117,938
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Chile	1,177,109	$ 175,631
Banco de Credito e Inversiones	2,164	139,424
Banco Santander Chile	4,660,033	322,033
Banco Santander Chile sponsored ADR	106	2,882
CAP SA	5,090	175,471
Cencosud SA	65,008	354,798
Colbun SA (a)	538,165	150,147
Compania Cervecerias Unidas SA	8,421	122,513
Compania Cervecerias Unidas SA sponsored ADR	63	4,469
Compania de Petroleos de Chile SA (COPEC)	30,450	436,799
CorpBanca SA	5,357,880	70,098
E-CL SA	35,227	86,100
Empresa Nacional de Electricidad SA	215,791	347,356
Empresa Nacional de Electricidad SA sponsored ADR	174	8,329
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,337	149,439
Empresas CMPC SA	71,808	275,352
Enersis SA	895,413	306,504
Enersis SA sponsored ADR	453	7,674
Lan Airlines SA	16,399	402,349
SACI Falabella	31,839	326,562
Sociedad Quimica y Minera de Chile SA:
(PN-B)	5,656	327,734
(PN-B) sponsored ADR	95	5,496
Vina Concha y Toro SA	22,981	46,473
TOTAL CHILE		4,444,297
China - 2.4%
Agricultural Bank China Ltd. (H Shares)	1,440,000	624,306
Air China Ltd. (H Shares)	114,000	80,903
Aluminum Corp. of China Ltd. (H Shares) (a)	288,000	124,754
Angang Steel Co. Ltd. (H Shares) (a)	78,000	46,800
Anhui Conch Cement Co. Ltd. (H Shares)	85,000	293,934
AviChina Industry & Technology Co. Ltd.	100,000	41,032
Bank Communications Co. Ltd. (H Shares)	455,200	325,392
Bank of China Ltd. (H Shares)	5,033,024	2,071,644
BBMG Corp. (H Shares)	75,000	64,451
Beijing Capital International Airport Co. Ltd. (H Shares)	130,000	83,703
BYD Co. Ltd. (H Shares) (a)	40,000	78,967
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	128,027
China BlueChemical Ltd. (H Shares)	102,000	64,622
China CITIC Bank Corp. Ltd. (H Shares)	485,293	247,967
Common Stocks - continued
	Shares	Value
China - continued
China Coal Energy Co. Ltd. (H Shares)	299,000	$ 297,069
China Communications Construction Co. Ltd. (H Shares)	295,000	276,727
China Communications Services Corp. Ltd. (H Shares)	176,000	99,241
China Construction Bank Corp. (H Shares)	4,803,649	3,619,759
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	99,354
China International Marine Containers (Group) Ltd. (B Shares)	34,500	42,468
China Life Insurance Co. Ltd. (H Shares)	494,000	1,452,613
China Longyuan Power Grid Corp. Ltd. (H Shares)	163,000	106,212
China Merchants Bank Co. Ltd. (H Shares)	262,480	490,411
China Minsheng Banking Corp. Ltd. (H Shares)	352,300	320,477
China National Building Materials Co. Ltd. (H Shares)	178,000	226,920
China Oilfield Services Ltd. (H Shares)	106,000	201,057
China Pacific Insurance Group Co. Ltd. (H Shares)	131,600	412,627
China Petroleum & Chemical Corp. (H Shares)	1,130,000	1,190,881
China Railway Construction Corp. Ltd. (H Shares)	142,000	141,083
China Railway Group Ltd. (H Shares)	290,000	147,805
China Shenhua Energy Co. Ltd. (H Shares)	228,500	972,961
China Ship Container Lines Co. Ltd. (H Shares) (a)	179,000	47,810
China Shipping Development Co. Ltd. (H Shares)	86,000	45,164
China Southern Airlines Ltd. (H Shares)	148,000	70,085
China Telecom Corp. Ltd. (H Shares)	926,000	547,867
China Vanke Co. Ltd. (B Shares)	92,800	121,058
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	119,000	55,891
CITIC Securities Co. Ltd. (H Shares)	44,000	82,549
CSG Holding Co. Ltd. (B Shares)	51,600	32,558
CSR Corp. Ltd. (H Shares)	112,000	86,998
Datang International Power Generation Co. Ltd. (H Shares)	152,000	54,131
Dongfang Electric Corp. Ltd. (H Shares)	14,400	24,118
Dongfeng Motor Group Co. Ltd. (H Shares)	180,000	222,966
Great Wall Motor Co. Ltd. (H Shares)	70,500	193,760
Guangzhou Automobile Group Co. Ltd. (H Shares)	151,376	103,716
Guangzhou R&F Properties Co. Ltd. (H Shares)	59,200	72,796
Huaneng Power International, Inc. (H Shares)	228,000	182,154
Industrial & Commercial Bank of China Ltd. (H Shares)	4,342,008	2,874,111
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	41,600	226,054
Jiangsu Expressway Co. Ltd. (H Shares)	74,000	63,783
Jiangxi Copper Co. Ltd. (H Shares)	94,000	243,186
Metallurgical Corp. China Ltd. (H Shares) (a)	157,000	29,171
PetroChina Co. Ltd. (H Shares)	1,396,000	1,894,258
PICC Property & Casualty Co. Ltd. (H Shares)	174,020	231,726
Ping An Insurance Group Co. China Ltd. (H Shares)	124,000	982,394
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	108,000	146,043
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	$ 79,664
Shanghai Pharma Holding Co. Ltd. (H Shares)	48,200	89,309
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	29,218
Sinopharm Group Co. Ltd. (H Shares)	50,000	168,063
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	97,316
Weichai Power Co. Ltd. (H Shares)	31,200	110,508
Wumart Stores, Inc. (H Shares)	29,000	51,489
Yanzhou Coal Mining Co. Ltd. (H Shares)	122,000	181,856
Zhaojin Mining Industry Co. Ltd. (H Shares)	69,000	115,741
Zhejiang Expressway Co. Ltd. (H Shares)	84,000	61,238
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	33,000	97,083
Zijin Mining Group Co. Ltd. (H Shares)	373,000	150,162
ZTE Corp. (H Shares)	36,680	51,683
TOTAL CHINA		24,291,844
Colombia - 0.3%
Almacenes Exito SA	12,970	247,255
BanColombia SA	14,951	233,925
BanColombia SA:
sponsored ADR	40	2,561
(PN)	21,828	348,197
Cementos Argos SA	22,912	109,572
Corp. Financiera Colombiana SA	5,918	112,431
Ecopetrol SA	331,381	985,950
Grupo de Inversiones Suramerica	16,120	314,697
Interconexion Electrica SA ESP	26,592	144,010
Inversiones Argos SA	19,138	218,778
Isagen SA	54,439	76,379
TOTAL COLOMBIA		2,793,755
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	10,889	401,467
Komercni Banka A/S	1,029	210,000
Telefonica Czech Rep A/S	8,041	160,155
TOTAL CZECH REPUBLIC		771,622
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	38	251,689
Series B	87	607,073
Carlsberg A/S Series B	7,059	608,963
Coloplast A/S Series B	1,562	342,506
Danske Bank A/S (a)	43,077	673,622
Common Stocks - continued
	Shares	Value
Denmark - continued
DSV de Sammensluttede Vognmaend A/S	12,379	$ 278,322
Novo Nordisk A/S Series B	27,046	4,335,893
Novozymes A/S Series B	16,220	448,101
TDC A/S	31,244	215,248
Tryg A/S	1,589	103,810
William Demant Holding A/S (a)	1,739	149,566
TOTAL DENMARK		8,014,793
Egypt - 0.1%
Commercial International Bank Ltd.	31,388	195,132
Commercial International Bank Ltd. sponsored GDR	2,426	14,799
EFG-Hermes Holding SAE	25,318	48,586
Egyptian Kuwaiti Holding	34,435	43,388
National Societe Generale Bank	4,750	35,358
Orascom Construction Industries SAE	4,139	174,024
Orascom Construction Industries SAE GDR	2,427	99,264
Orascom Telecom Holding SAE (a)	123,060	72,477
Orascom Telecom Holding SAE unit (a)	4,891	14,697
Orascom Telecom Media & Technology Holding SAE	24,455	2,400
Talaat Moustafa Group Holding (a)	53,119	41,626
Telecom Egypt SAE	24,076	54,356
TOTAL EGYPT		796,107
Finland - 0.5%
Elisa Corp. (A Shares)	9,363	200,727
Fortum Corp.	29,582	547,150
Kesko Oyj	4,480	140,233
Kone Oyj (B Shares)	10,209	731,090
Metso Corp.	8,703	305,360
Neste Oil Oyj	7,986	99,836
Nokia Corp. (e)	247,026	664,127
Nokian Tyres PLC	7,069	293,200
Orion Oyj (B Shares)	7,083	175,166
Pohjola Bank PLC (A Shares)	7,752	105,501
Sampo OYJ (A Shares)	28,319	887,543
Stora Enso Oyj (R Shares)	35,268	222,529
UPM-Kymmene Corp.	34,933	374,000
Wartsila Corp.	11,072	447,894
TOTAL FINLAND		5,194,356
France - 6.0%
Accor SA	9,457	295,043
Aeroports de Paris	2,060	159,270
Common Stocks - continued
	Shares	Value
France - continued
Air Liquide SA	9,307	$ 1,097,757
Air Liquide SA (a)	3,733	440,306
Air Liquide SA	7,697	907,858
Alcatel-Lucent SA (a)(e)	161,135	164,758
Alstom SA	13,542	462,507
Arkema SA	4,141	377,540
Atos Origin SA	3,624	243,364
AXA SA	117,160	1,862,525
BIC SA	1,929	235,226
BNP Paribas SA	64,149	3,226,924
Bouygues SA	12,010	288,841
Bureau Veritas SA	3,819	405,553
Cap Gemini SA	9,894	415,886
Carrefour SA	38,444	928,816
Casino Guichard Perrachon SA	3,725	325,321
Christian Dior SA	3,526	506,152
CNP Assurances	10,198	144,078
Compagnie de St. Gobain	26,327	927,825
Compagnie Generale de Geophysique SA (a)	8,983	292,441
Credit Agricole SA (a)	67,725	509,836
Danone SA	38,445	2,363,211
Dassault Systemes SA	4,020	423,563
Edenred SA	11,434	330,861
EDF SA	7,211	152,582
EDF SA	9,060	191,706
Essilor International SA	13,195	1,189,493
Eurazeo SA	1,720	78,730
Eutelsat Communications	8,441	270,238
Fonciere Des Regions	1,553	124,841
France Telecom SA	123,371	1,378,982
GDF Suez	89,126	2,045,293
Gecina SA	1,556	172,316
Groupe Eurotunnel SA	36,364	276,483
ICADE	1,596	143,627
Iliad SA	1,463	225,371
Imerys	2,487	139,724
JCDecaux SA	4,133	87,480
Klepierre SA	6,694	248,189
L'Oreal SA	7,061	899,378
L'Oreal SA (a)	2,895	368,744
L'Oreal SA	6,036	768,821
Lafarge SA (a)	2,505	146,693
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA	4,998	$ 292,683
Lafarge SA (Bearer)	5,088	297,954
Lagardere S.C.A. (Reg.)	7,871	215,109
Legrand SA	15,973	615,305
LVMH Moet Hennessy - Louis Vuitton SA	16,895	2,746,066
Michelin CGDE Series B	12,019	1,032,227
Natixis SA	63,820	209,117
Pernod Ricard SA	14,132	1,520,876
Peugeot Citroen SA (a)(e)	15,055	96,319
PPR SA	5,086	894,234
Publicis Groupe SA	11,678	629,146
Remy Cointreau SA	1,537	159,414
Renault SA	12,600	563,600
Rexel SA	7,623	137,982
Safran SA	15,314	609,272
Sanofi SA	78,909	6,930,378
Schneider Electric SA	34,594	2,162,810
SCOR SE	10,712	285,879
Societe Generale Series A (a)	46,368	1,473,950
Sodexo SA	376	28,934
Sodexo SA	6,008	462,330
Suez Environnement SA	18,195	193,219
Technip SA	6,484	730,328
Thales SA	6,029	212,046
Total SA	141,202	7,112,377
Unibail-Rodamco	6,124	1,379,956
Vallourec SA	6,517	268,066
Veolia Environnement SA	21,519	212,997
VINCI SA	30,758	1,361,258
Vivendi SA	85,590	1,751,148
Wendel SA	2,220	195,638
Zodiac Aerospace	2,221	227,364
TOTAL FRANCE		61,252,135
Germany - 5.4%
adidas AG	13,668	1,164,458
Allianz AG	30,169	3,740,646
Axel Springer Verlag	2,800	120,091
BASF AG	60,932	5,049,000
Bayer AG	54,867	4,778,275
Bayerische Motoren Werke AG (BMW)	21,900	1,744,300
Beiersdorf AG	6,744	490,471
Common Stocks - continued
	Shares	Value
Germany - continued
Brenntag AG	3,398	$ 428,276
Celesio AG	5,991	115,974
Commerzbank AG (a)	240,697	461,106
Continental AG	5,435	544,757
Daimler AG (Germany)	60,229	2,812,321
Deutsche Bank AG	61,651	2,808,272
Deutsche Boerse AG	12,761	690,717
Deutsche Lufthansa AG	15,545	237,553
Deutsche Post AG	56,438	1,118,862
Deutsche Telekom AG	186,069	2,124,496
E.ON AG	119,510	2,715,448
Fraport AG Frankfurt Airport Services Worldwide	2,444	143,311
Fresenius Medical Care AG & Co. KGaA	14,062	988,056
Fresenius SE & Co. KGaA	8,375	955,263
GEA Group AG	11,273	351,991
Hannover Rueckversicherungs AG	3,837	269,902
HeidelbergCement Finance AG	9,442	500,422
Henkel AG & Co. KGaA	9,042	585,052
Hochtief AG (a)	1,844	91,445
Hugo Boss AG	1,791	179,282
Infineon Technologies AG	70,792	481,725
K&S AG	11,373	538,051
Kabel Deutschland Holding AG	5,985	431,237
Lanxess AG	5,627	464,811
Linde AG	12,298	2,068,222
MAN SE	3,236	326,362
Merck KGaA	4,296	549,031
Metro AG	8,473	244,081
Muenchener Rueckversicherungs AG	11,943	1,919,510
RWE AG	32,011	1,462,767
Salzgitter AG	2,660	115,103
SAP AG	61,136	4,458,224
Siemens AG	54,599	5,501,340
Suedzucker AG (Bearer)	3,952	153,134
Thyssenkrupp AG	25,488	579,952
United Internet AG	6,972	139,482
Volkswagen AG	2,021	393,976
Wacker Chemie AG (e)	988	55,808
TOTAL GERMANY		55,092,563
Common Stocks - continued
	Shares	Value
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	13,005	$ 278,131
Greek Organization of Football Prognostics SA	15,722	100,464
TOTAL GREECE		378,595
Hong Kong - 2.9%
AIA Group Ltd.	677,400	2,683,361
Bank of East Asia Ltd.	88,089	326,780
Beijing Enterprises Holdings Ltd.	33,500	216,344
BOC Hong Kong (Holdings) Ltd.	243,500	749,347
Cathay Pacific Airways Ltd.	83,000	150,363
Cheung Kong Holdings Ltd.	93,000	1,373,991
China Agri-Industries Holdings Ltd.	121,000	75,722
China Everbright Ltd.	68,000	98,972
China Insurance International Holdings Co. Ltd. (a)	62,000	106,239
China Merchant Holdings International Co. Ltd.	70,532	233,892
China Mobile Ltd.	400,500	4,442,245
China Overseas Land & Investment Ltd.	272,000	712,460
China Resources Enterprise Ltd.	80,000	260,127
China Resources Power Holdings Co. Ltd.	124,000	265,598
China Unicom Ltd.	312,000	502,984
CITIC Pacific Ltd.	84,000	107,086
CLP Holdings Ltd.	122,000	1,040,535
CNOOC Ltd.	1,190,000	2,448,992
Dah Chong Hong Holdings Ltd.	38,000	35,842
Far East Horizon Ltd.	102,000	72,123
Fosun International Ltd.	133,500	65,630
Franshion Properties China Ltd.	246,000	75,228
Fushan International Energy Group Ltd.	244,000	85,321
Galaxy Entertainment Group Ltd. (a)	94,000	323,237
Guangdong Investment Ltd.	182,000	148,887
Hang Lung Group Ltd.	60,000	355,353
Hang Lung Properties Ltd.	144,000	500,745
Hang Seng Bank Ltd.	50,700	778,485
Henderson Land Development Co. Ltd.	63,388	439,215
Hong Kong & China Gas Co. Ltd.	342,525	910,448
Hong Kong Exchanges and Clearing Ltd.	69,639	1,149,261
Hopewell Holdings Ltd.	41,500	149,667
Hutchison Whampoa Ltd.	142,000	1,397,088
Hysan Development Co. Ltd.	44,434	196,368
Lenovo Group Ltd.	398,000	319,939
Link (REIT)	147,102	731,709
Mmg Ltd. (a)	92,000	36,562
Common Stocks - continued
	Shares	Value
Hong Kong - continued
MTR Corp. Ltd.	97,965	$ 383,009
New World Development Co. Ltd.	244,026	377,215
PCCW Ltd.	244,000	98,544
Poly (Hong Kong) Investments Ltd. (a)	121,000	73,536
Power Assets Holdings Ltd.	91,000	773,789
Shanghai Industrial Holdings Ltd.	38,000	122,090
Sino Land Ltd.	189,170	338,795
Sino-Ocean Land Holdings Ltd.	201,641	126,448
SJM Holdings Ltd.	131,000	285,325
Sun Art Retail Group Ltd.	118,000	160,479
Sun Hung Kai Properties Ltd.	104,313	1,452,297
Swire Pacific Ltd. (A Shares)	45,000	533,900
Wharf Holdings Ltd.	99,000	677,667
Wheelock and Co. Ltd.	58,000	253,702
Wing Hang Bank Ltd.	13,131	139,272
Yuexiu Property Co. Ltd.	308,000	84,650
TOTAL HONG KONG		29,446,864
Hungary - 0.1%
Magyar Telekom PLC	27,383	50,722
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,867	249,009
OTP Bank PLC	14,307	271,556
Richter Gedeon PLC	942	175,696
TOTAL HUNGARY		746,983
India - 1.6%
ABB Ltd. India	4	55
ACC Ltd.	3,816	97,806
Adani Enterprises Ltd. (a)	13,112	52,480
Aditya Birla Nuvo Ltd.	1,956	33,040
Ambuja Cements Ltd.	42,083	158,540
Asian Paints India Ltd.	2,076	149,366
Axis Bank Ltd.	15,520	341,120
Bajaj Auto Ltd.	5,045	170,319
Bank of Baroda	6,977	94,096
Bank of India	7,137	36,677
Bharat Heavy Electricals Ltd.	39,711	165,915
Bharat Petroleum Corp. Ltd.	9,160	57,466
Bharti Airtel Ltd.	36,349	182,167
Cairn India Ltd.	16,812	105,143
Canara Bank (a)	5,810	43,290
Cipla Ltd.	23,491	158,615
Common Stocks - continued
	Shares	Value
India - continued
Coal India Ltd.	33,000	$ 212,395
Dabur India Ltd.	33,587	77,624
DLF Ltd.	30,345	114,375
Dr. Reddy's Laboratories Ltd.	6,353	206,907
GAIL India Ltd.	23,072	149,611
GMR Infrastructure Ltd. (a)	45,888	17,100
Godrej Consumer Products Ltd.	8,645	115,909
HCL Technologies Ltd.	5,685	64,241
HDFC Bank Ltd.	102,093	1,198,774
Hero Motocorp Ltd.	2,731	95,424
Hindalco Industries Ltd.	58,913	127,615
Hindustan Unilever Ltd.	57,788	587,063
Housing Development Finance Corp. Ltd.	88,351	1,251,824
ICICI Bank Ltd.	27,490	534,891
Idea Cellular Ltd. (a)	53,208	84,650
Indiabulls Wholesale Services Ltd. (a)	510	86
Infosys Ltd.	28,704	1,256,426
Infrastructure Development Finance Co. Ltd.	68,433	206,361
ITC Ltd.	146,724	770,502
Jaiprakash Associates Ltd.	59,301	96,273
Jindal Steel & Power Ltd.	24,043	173,536
JSW Steel Ltd. (a)	5,715	78,441
Kotak Mahindra Bank Ltd. (a)	17,607	197,569
Larsen & Toubro Ltd.	14,198	429,291
LIC Housing Finance Ltd. (a)	16,910	76,386
Lupin Ltd. (a)	8,233	86,676
Mahindra & Mahindra Ltd.	20,502	337,013
Maruti Suzuki India Ltd.	3,669	98,051
Mundra Port and SEZ Ltd.	33,001	78,048
NTPC Ltd.	42,828	131,616
Oil & Natural Gas Corp. Ltd.	51,775	258,370
Piramal Enterprises Ltd.	3,964	36,586
Power Finance Corp. Ltd.	15,566	53,622
Power Grid Corp. of India Ltd.	67,868	143,796
Ranbaxy Laboratories Ltd. (a)	8,041	78,624
Reliance Capital Ltd.	8,828	62,668
Reliance Communication Ltd.	16,737	16,798
Reliance Industries Ltd.	86,182	1,290,207
Reliance Infrastructure Ltd.	5,262	45,916
Reliance Power Ltd. (a)	30,444	52,310
Rural Electrification Corp. Ltd.	16,499	66,036
Satyam Computer Services Ltd. (a)	46,668	94,715
Common Stocks - continued
	Shares	Value
India - continued
Sesa Goa Ltd.	19,920	$ 63,364
Shriram Transport Finance Co. Ltd.	7,225	83,946
Siemens India Ltd.	5,320	67,937
State Bank of India	8,902	349,139
Sterlite Industries (India) Ltd.	80,560	148,383
Sun Pharmaceutical Industries Ltd.	19,997	257,986
Tata Consultancy Services Ltd.	31,573	771,941
Tata Motors Ltd.	97,495	463,618
Tata Power Co. Ltd.	71,000	139,941
Tata Steel Ltd.	21,108	153,862
Titan Industries Ltd.	16,875	81,325
Ultratech Cemco Ltd.	4,917	182,424
Unitech Ltd. (a)	119,659	51,373
United Phosphorous Ltd. (a)	7,795	16,530
United Spirits Ltd.	5,202	113,674
Wipro Ltd.	33,631	217,333
Zee Entertainment Enterprises Ltd. (a)	33,830	119,023
TOTAL INDIA		16,182,220
Indonesia - 0.6%
PT Adaro Energy Tbk	1,014,000	144,630
PT Astra Agro Lestari Tbk	24,000	52,348
PT Astra International Tbk	1,357,000	1,137,304
PT Bank Central Asia Tbk	816,000	696,634
PT Bank Danamon Indonesia Tbk Series A	222,713	141,441
PT Bank Mandiri (Persero) Tbk	594,000	510,201
PT Bank Negara Indonesia (Persero) Tbk	485,989	194,800
PT Bank Rakyat Indonesia Tbk	718,000	553,168
PT Bumi Resources Tbk	1,063,500	73,077
PT Charoen Pokphand Indonesia Tbk	459,000	149,336
PT Gudang Garam Tbk	34,000	173,982
PT Indo Tambangraya Megah Tbk	25,500	107,920
PT Indocement Tunggal Prakarsa Tbk	97,000	216,116
PT Indofood Sukses Makmur Tbk	300,500	178,328
PT Indosat Tbk	103,500	70,041
PT International Nickel Indonesia Tbk	156,000	43,852
PT Jasa Marga Tbk	152,500	92,087
PT Kalbe Farma Tbk	1,660,000	167,641
PT Perusahaan Gas Negara Tbk Series B	704,500	341,063
PT Semen Gresik (Persero) Tbk	201,000	311,805
PT Tambang Batubbara Bukit Asam Tbk	45,000	74,961
PT Telkomunikasi Indonesia Tbk Series B	658,500	668,809
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Unilever Indonesia Tbk	97,000	$ 263,075
PT United Tractors Tbk	103,712	227,831
PT XL Axiata Tbk	130,000	92,712
TOTAL INDONESIA		6,683,162
Ireland - 0.2%
CRH PLC	49,044	912,891
Elan Corp. PLC (a)	32,881	357,848
James Hardie Industries NV CDI	28,520	273,256
Kerry Group PLC Class A	9,666	505,779
Ryanair Holdings PLC	5,111	29,632
Ryanair Holdings PLC sponsored ADR	1,650	53,213
TOTAL IRELAND		2,132,619
Isle of Man - 0.0%
Genting Singapore PLC	406,000	442,679
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	64,528	253,549
Bank Leumi le-Israel BM (a)	81,453	262,166
Bezeq Israeli Telecommunication Corp. Ltd.	122,150	148,958
Delek Group Ltd.	295	56,096
Israel Chemicals Ltd.	28,314	354,321
Israel Corp. Ltd. (Class A)	145	98,567
Mellanox Technologies Ltd. (a)	2,500	189,706
Mizrahi Tefahot Bank Ltd. (a)	9,726	88,278
NICE Systems Ltd. (a)	1,774	59,256
NICE Systems Ltd. sponsored ADR (a)	2,188	72,860
Teva Pharmaceutical Industries Ltd.	43,411	1,751,263
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,187	775,539
TOTAL ISRAEL		4,110,559
Italy - 1.4%
Assicurazioni Generali SpA	77,227	1,255,226
Atlantia SpA	21,960	362,340
Autogrill SpA	7,638	78,061
Banca Monte dei Paschi di Siena SpA (a)(e)	431,651	119,170
Banco Popolare Societa Cooperativa (a)	107,486	171,361
Enel Green Power SpA	118,529	201,564
Enel SpA	436,869	1,642,119
ENI SpA	168,755	3,883,209
EXOR SpA	4,615	118,917
Fiat Industrial SpA	57,695	624,798
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	58,903	$ 287,065
Finmeccanica SpA (a)	30,217	149,692
Intesa Sanpaolo SpA	640,049	1,027,874
Intesa Sanpaolo SpA (Risparmio Shares)	98,336	129,752
Luxottica Group SpA	7,737	295,305
Mediaset SpA	52,759	92,318
Mediobanca SpA	32,254	183,779
Pirelli & C SpA	15,602	180,688
Prysmian SpA	13,610	261,787
Saipem SpA	17,740	796,962
Snam Rete Gas SpA (e)	110,883	490,664
Telecom Italia SpA	594,139	548,162
Terna SpA	87,654	329,477
UniCredit SpA (a)	268,928	1,187,233
Unione di Banche Italiane SCPA	59,078	232,172
TOTAL ITALY		14,649,695
Japan - 13.1%
ABC-Mart, Inc.	1,800	78,918
Advantest Corp.	10,000	126,268
Aeon Co. Ltd.	40,200	438,610
Aeon Credit Service Co. Ltd. (e)	5,200	110,344
Aeon Mall Co. Ltd.	5,100	132,307
Air Water, Inc.	11,000	137,793
Aisin Seiki Co. Ltd.	12,500	363,585
Ajinomoto Co., Inc.	43,000	656,608
Alfresa Holdings Corp.	2,900	131,141
All Nippon Airways Ltd.	80,000	169,360
Amada Co. Ltd.	22,000	111,612
Aozora Bank Ltd.	39,000	109,921
Asahi Glass Co. Ltd.	65,000	441,313
Asahi Group Holdings	25,700	585,598
Asahi Kasei Corp.	81,000	445,434
Asics Corp.	9,000	130,665
Astellas Pharma, Inc.	29,700	1,475,141
Bank of Kyoto Ltd.	23,000	197,645
Bank of Yokohama Ltd.	83,000	381,573
Benesse Holdings, Inc.	4,400	211,925
Bridgestone Corp.	43,400	1,010,655
Brother Industries Ltd.	16,500	155,430
Canon, Inc.	75,400	2,450,476
Casio Computer Co. Ltd. (e)	14,000	106,977
Common Stocks - continued
	Shares	Value
Japan - continued
Central Japan Railway Co.	9,800	$ 843,367
Chiba Bank Ltd.	49,000	286,033
Chiyoda Corp.	11,000	177,477
Chubu Electric Power Co., Inc.	43,500	448,459
Chugai Pharmaceutical Co. Ltd.	15,100	306,048
Chugoku Electric Power Co., Inc.(THE)	18,600	199,910
Citizen Holdings Co. Ltd.	14,600	74,070
Coca-Cola West Co. Ltd.	3,800	58,216
Cosmo Oil Co. Ltd.	30,000	53,363
Credit Saison Co. Ltd.	10,100	221,788
Dai Nippon Printing Co. Ltd.	38,000	268,947
Dai-ichi Mutual Life Insurance Co.	564	649,981
Daicel Chemical Industries Ltd.	22,000	132,006
Daido Steel Co. Ltd.	15,000	65,013
Daihatsu Motor Co. Ltd.	13,000	227,659
Daiichi Sankyo Kabushiki Kaisha	45,300	692,296
Daikin Industries Ltd.	15,400	425,945
Dainippon Sumitomo Pharma Co. Ltd.	9,100	104,531
Daito Trust Construction Co. Ltd.	4,900	494,726
Daiwa House Industry Co. Ltd.	34,000	514,919
Daiwa Securities Group, Inc.	112,000	446,148
DeNA Co. Ltd.	6,700	209,066
Denki Kagaku Kogyo KK	27,000	83,202
Denso Corp.	32,500	1,017,381
Dentsu, Inc.	11,600	273,616
East Japan Railway Co.	22,700	1,558,261
Eisai Co. Ltd.	16,900	752,593
Electric Power Development Co. Ltd.	7,300	186,821
FamilyMart Co. Ltd.	4,000	193,912
Fanuc Corp.	12,700	2,022,009
Fast Retailing Co. Ltd.	3,500	779,532
Fuji Electric Co. Ltd.	35,000	71,026
Fuji Heavy Industries Ltd.	37,000	355,493
Fujifilm Holdings Corp.	31,200	526,058
Fujitsu Ltd.	122,000	469,172
Fukuoka Financial Group, Inc.	51,000	199,324
Furukawa Electric Co. Ltd.	36,000	71,702
Fyushu Electric Power Co., Inc.	27,700	209,927
GREE, Inc. (e)	6,000	104,622
GS Yuasa Corp. (e)	19,000	74,258
Gunma Bank Ltd.	27,000	130,214
Hakuhodo DY Holdings, Inc.	1,470	88,020
Common Stocks - continued
	Shares	Value
Japan - continued
Hamamatsu Photonics K.K.	4,400	$ 152,399
Hankyu Hanshin Holdings, Inc.	74,000	409,721
Hino Motors Ltd.	19,000	146,612
Hirose Electric Co. Ltd.	2,100	224,652
Hisamitsu Pharmaceutical Co., Inc.	4,200	217,287
Hitachi Chemical Co. Ltd.	7,700	108,512
Hitachi Construction Machinery Co. Ltd. (e)	7,600	124,810
Hitachi High-Technologies Corp.	4,600	100,666
Hitachi Ltd.	309,000	1,637,317
Hitachi Metals Ltd.	12,000	112,289
Hokkaido Electric Power Co., Inc.	11,000	90,530
Hokuriku Electric Power Co., Inc.	11,400	113,243
Honda Motor Co. Ltd.	108,100	3,249,837
Hoya Corp.	29,200	591,096
Hulic Co. Ltd.	13,000	103,082
Ibiden Co. Ltd.	8,800	110,785
Idemitsu Kosan Co. Ltd.	1,600	137,693
INPEX Corp.	148	843,542
Isetan Mitsukoshi Holdings Ltd.	22,400	219,146
Ishikawajima-Harima Heavy Industries Co. Ltd.	91,000	191,507
Isuzu Motors Ltd.	80,000	422,899
Itochu Corp.	101,200	1,012,887
ITOCHU Techno-Solutions Corp.	1,600	82,776
Iyo Bank Ltd.	16,000	123,663
J Front Retailing Co. Ltd.	32,000	166,354
Japan Airlines Co. Ltd.	3,900	185,644
Japan Petroleum Exploration Co. Ltd.	1,500	56,464
Japan Prime Realty Investment Corp.	50	150,507
Japan Real Estate Investment Corp.	37	370,324
Japan Retail Fund Investment Corp.	129	235,118
Japan Steel Works Ltd.	23,000	136,277
Japan Tobacco, Inc.	60,000	1,658,023
JFE Holdings, Inc.	30,600	431,229
JGC Corp.	14,000	481,398
Joyo Bank Ltd.	42,000	203,082
JS Group Corp.	17,800	393,549
JSR Corp.	11,700	200,496
JTEKT Corp.	12,900	96,956
Jupiter Telecommunications Co.	138	187,561
JX Holdings, Inc.	148,110	788,510
Kajima Corp.	52,000	143,956
Kamigumi Co. Ltd.	17,000	137,141
Common Stocks - continued
	Shares	Value
Japan - continued
Kaneka Corp.	16,000	$ 77,966
Kansai Electric Power Co., Inc.	51,300	394,566
Kansai Paint Co. Ltd.	14,000	150,645
Kao Corp.	35,100	985,772
Kawasaki Heavy Industries Ltd.	86,000	176,675
Kawasaki Kisen Kaisha Ltd. (a)	61,000	77,177
KDDI Corp.	17,800	1,382,438
Keihin Electric Express Railway Co. Ltd.	31,000	292,021
Keio Corp.	38,000	288,463
Keisei Electric Railway Co.	19,000	174,220
Keyence Corp.	2,970	787,982
Kikkoman Corp.	12,000	159,339
Kinden Corp.	10,000	62,633
Kintetsu Corp. (e)	108,000	423,450
Kirin Holdings Co. Ltd.	58,000	727,997
Kobe Steel Ltd.	145,000	127,145
Koito Manufacturing Co. Ltd.	7,000	86,897
Komatsu Ltd.	62,200	1,302,748
Konami Corp.	6,600	151,214
Konica Minolta Holdings, Inc.	29,500	195,854
Kubota Corp.	73,000	746,186
Kuraray Co. Ltd.	22,100	256,629
Kurita Water Industries Ltd.	7,900	179,316
Kyocera Corp.	10,000	878,116
Kyowa Hakko Kirin Co., Ltd.	16,000	170,162
Lawson, Inc.	3,900	286,772
Mabuchi Motor Co. Ltd.	2,000	84,680
Makita Corp.	7,500	296,411
Marubeni Corp.	111,000	718,865
Marui Group Co. Ltd.	12,200	87,721
Maruichi Steel Tube Ltd.	3,200	66,541
Mazda Motor Corp. (a)	186,000	221,345
McDonald's Holdings Co. (Japan) Ltd.	4,600	127,807
Medipal Holdings Corp.	10,000	127,270
Meiji Holdings Co. Ltd.	4,100	187,718
Miraca Holdings, Inc.	3,400	143,743
Mitsubishi Chemical Holdings Corp.	89,500	354,278
Mitsubishi Corp.	93,200	1,663,660
Mitsubishi Electric Corp.	129,000	963,096
Mitsubishi Estate Co. Ltd.	82,000	1,621,922
Mitsubishi Gas Chemical Co., Inc.	26,000	128,323
Mitsubishi Heavy Industries Ltd.	203,000	854,416
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Logistics Corp.	7,000	$ 90,229
Mitsubishi Materials Corp.	75,000	217,963
Mitsubishi Motors Corp. of Japan (a)	261,000	225,592
Mitsubishi Tanabe Pharma Corp.	14,600	210,505
Mitsubishi UFJ Financial Group, Inc.	847,200	3,832,706
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,550	152,975
Mitsui & Co. Ltd.	114,900	1,619,222
Mitsui Chemicals, Inc.	63,000	130,214
Mitsui Fudosan Co. Ltd.	55,000	1,111,299
Mitsui OSK Lines Ltd.	67,000	160,303
Mizuho Financial Group, Inc.	1,518,860	2,376,530
MS&AD Insurance Group Holdings, Inc.	33,090	560,826
Murata Manufacturing Co. Ltd.	13,700	665,865
Nabtesco Corp.	6,800	126,579
Namco Bandai Holdings, Inc.	11,700	183,788
NEC Corp. (a)	170,000	325,817
Nexon Co. Ltd.	7,700	93,851
NGK Insulators Ltd.	17,000	189,528
NGK Spark Plug Co. Ltd.	13,000	145,259
NHK Spring Co. Ltd.	9,000	74,972
Nidec Corp.	7,300	519,404
Nikon Corp.	23,000	584,868
Nintendo Co. Ltd.	7,000	901,415
Nippon Building Fund, Inc.	41	440,148
Nippon Electric Glass Co. Ltd.	27,000	137,317
Nippon Express Co. Ltd.	54,000	197,520
Nippon Meat Packers, Inc.	12,000	148,816
Nippon Paper Group, Inc. (e)	7,700	88,063
Nippon Steel Corp.	502,170	1,107,127
Nippon Telegraph & Telephone Corp.	29,100	1,330,689
Nippon Yusen KK	99,000	188,501
Nishi-Nippon City Bank Ltd.	47,000	107,153
Nissan Motor Co. Ltd.	165,800	1,387,378
Nisshin Seifun Group, Inc.	11,500	143,624
Nisshin Steel Holdings Co. Ltd. (a)	6,100	40,422
Nissin Food Holdings Co. Ltd.	4,000	151,322
Nitori Holdings Co. Ltd.	2,350	191,933
Nitto Denko Corp.	11,200	507,879
NKSJ Holdings, Inc.	25,200	459,301
NOK Corp.	7,300	116,866
Nomura Holdings, Inc.	238,900	863,589
Nomura Real Estate Holdings, Inc.	6,900	123,859
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Real Estate Office Fund, Inc.	16	$ 100,614
Nomura Research Institute Ltd.	6,100	129,519
NSK Ltd.	30,000	164,600
NTN Corp.	26,000	46,574
NTT Data Corp.	89	289,754
NTT DoCoMo, Inc.	1,011	1,464,967
NTT Urban Development Co.	67	55,141
Obayashi Corp.	44,000	196,768
Odakyu Electric Railway Co. Ltd.	40,000	424,402
Oji Holdings Corp.	53,000	155,355
Olympus Corp. (a)	14,100	246,216
Omron Corp.	13,000	258,925
Ono Pharmaceutical Co. Ltd.	5,300	320,005
Oracle Corp. Japan	2,500	111,174
Oriental Ld Co. Ltd.	3,300	450,169
ORIX Corp.	6,940	712,865
Osaka Gas Co. Ltd.	122,000	502,793
Otsuka Corp.	1,000	81,548
Otsuka Holdings Co. Ltd.	24,200	745,432
Panasonic Corp.	148,100	898,310
Rakuten, Inc.	48,600	437,114
Resona Holdings, Inc.	122,200	528,110
Ricoh Co. Ltd. (e)	43,000	359,276
Rinnai Corp.	2,000	136,540
ROHM Co. Ltd.	6,400	206,439
Sankyo Co. Ltd. (Gunma)	3,200	144,908
Sanrio Co. Ltd. (e)	3,200	105,384
Santen Pharmaceutical Co. Ltd.	4,800	210,147
SBI Holdings, Inc. Japan	17,080	119,387
Secom Co. Ltd.	13,900	707,798
Sega Sammy Holdings, Inc.	12,600	237,542
Seiko Epson Corp. (e)	10,000	55,493
Sekisui Chemical Co. Ltd.	26,000	213,328
Sekisui House Ltd.	37,000	377,740
Seven & i Holdings Co., Ltd.	50,200	1,548,195
Seven Bank Ltd.	34,000	97,106
Sharp Corp. (e)	63,000	135,738
Shikoku Electric Power Co., Inc.	10,500	112,195
Shimadzu Corp.	15,000	100,902
Shimamura Co. Ltd.	1,600	166,754
SHIMANO, Inc.	4,900	308,744
SHIMIZU Corp.	43,000	143,818
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	27,400	$ 1,544,532
Shinsei Bank Ltd.	108,000	158,286
Shionogi & Co. Ltd.	19,500	323,412
Shiseido Co. Ltd.	24,400	308,706
Shizuoka Bank Ltd.	35,000	357,760
Showa Denko KK (e)	101,000	154,353
Showa Shell Sekiyu KK	11,500	63,961
SMC Corp.	3,600	567,306
Softbank Corp.	58,800	1,861,300
Sojitz Corp.	90,400	112,108
Sony Corp.	66,600	788,570
Sony Financial Holdings, Inc.	12,200	217,622
Square Enix Holdings Co. Ltd.	3,700	52,142
Stanley Electric Co. Ltd.	9,600	132,281
Sumco Corp. (a)	6,800	46,509
Sumitomo Chemical Co. Ltd.	103,000	289,014
Sumitomo Corp.	75,800	1,033,075
Sumitomo Electric Industries Ltd.	50,700	544,915
Sumitomo Heavy Industries Ltd.	40,000	143,305
Sumitomo Metal Mining Co. Ltd.	33,000	434,461
Sumitomo Mitsui Financial Group, Inc.	89,300	2,728,741
Sumitomo Mitsui Trust Holdings, Inc.	205,250	622,203
Sumitomo Realty & Development Co. Ltd.	23,000	634,999
Sumitomo Rubber Industries Ltd.	12,100	142,326
Suzuken Co. Ltd.	4,800	151,462
Suzuki Motor Corp.	23,300	527,701
Sysmex Corp.	4,900	230,484
T&D Holdings, Inc.	38,900	424,913
Taiheiyo Cement Corp.	75,000	159,714
Taisei Corp.	67,000	184,642
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	201,679
Taiyo Nippon Sanso Corp.	15,000	82,300
Takashimaya Co. Ltd.	19,000	124,953
Takeda Pharmaceutical Co. Ltd.	52,500	2,439,872
TDK Corp. (e)	8,100	304,092
Teijin Ltd.	63,000	144,419
Terumo Corp.	10,100	435,225
The Chugoku Bank Ltd.	12,000	165,051
The Hachijuni Bank Ltd.	26,000	134,185
The Suruga Bank Ltd.	13,000	156,007
THK Co. Ltd.	7,300	121,347
Tobu Railway Co. Ltd.	68,000	361,168
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Co. Ltd.	7,600	$ 132,426
Toho Gas Co. Ltd.	27,000	163,698
Tohoku Electric Power Co., Inc. (a)	28,900	212,867
Tokio Marine Holdings, Inc.	48,100	1,273,147
Tokyo Electric Power Co. (a)	91,200	148,516
Tokyo Electron Ltd.	11,400	511,950
Tokyo Gas Co. Ltd.	165,000	874,295
Tokyu Corp.	77,000	391,607
Tokyu Land Corp.	30,000	168,358
TonenGeneral Sekiyu KK	19,000	172,316
Toppan Printing Co. Ltd.	35,000	202,117
Toray Industries, Inc.	99,000	577,903
Toshiba Corp.	264,000	978,880
Tosoh Corp.	29,000	56,670
Toto Ltd.	20,000	149,818
Toyo Seikan Kaisha Ltd.	11,300	120,035
Toyo Suisan Kaisha Ltd.	6,000	149,493
Toyoda Gosei Co. Ltd.	4,400	86,534
Toyota Boshoku Corp.	4,600	43,505
Toyota Industries Corp.	10,800	308,455
Toyota Motor Corp.	183,000	7,055,961
Toyota Tsusho Corp.	14,900	325,138
Trend Micro, Inc.	6,800	190,465
Tsumura & Co.	4,400	140,549
Ube Industries Ltd.	72,000	164,149
Unicharm Corp.	7,400	400,451
Ushio, Inc.	6,300	66,449
USS Co. Ltd.	1,520	159,749
West Japan Railway Co.	11,500	502,036
Yahoo! Japan Corp.	978	336,536
Yakult Honsha Co. Ltd.	6,100	284,254
Yamada Denki Co. Ltd.	5,590	242,282
Yamaguchi Financial Group, Inc.	12,000	99,361
Yamaha Corp.	9,100	81,732
Yamaha Motor Co. Ltd.	18,200	173,952
Yamato Holdings Co. Ltd.	25,500	388,106
Yamato Kogyo Co. Ltd.	3,300	92,638
Yamazaki Baking Co. Ltd.	7,000	84,179
Yaskawa Electric Corp.	16,000	114,644
Yokogawa Electric Corp.	13,800	156,964
TOTAL JAPAN		134,398,421
Common Stocks - continued
	Shares	Value
Korea (South) - 3.4%
AMOREPACIFIC Corp.	225	$ 255,888
AMOREPACIFIC Group, Inc.	184	79,316
BS Financial Group, Inc.	12,610	142,833
Celltrion, Inc.	6,774	166,815
Cheil Industries, Inc.	2,927	250,735
CJ CheilJedang Corp.	511	160,519
CJ Corp.	1,000	97,678
Daelim Industrial Co.	1,727	120,221
Daewoo Engineering & Construction Co. Ltd. (a)	5,670	48,259
Daewoo International Corp.	2,162	83,084
Daewoo Securities Co. Ltd.	10,753	108,485
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,900	126,623
DGB Financial Group Co. Ltd.	9,710	122,898
Dongbu Insurance Co. Ltd.	3,017	136,832
Dongkuk Steel Mill Co. Ltd.	1,070	13,739
Doosan Co. Ltd.	670	77,427
Doosan Heavy Industries & Construction Co. Ltd.	2,930	125,496
Doosan Infracore Co. Ltd. (a)	7,170	105,874
E-Mart Co. Ltd.	1,424	308,878
GS Engineering & Construction Corp.	2,432	136,955
GS Holdings Corp.	3,581	225,307
Hana Financial Group, Inc.	15,530	452,232
Hanjin Shipping Holdings Co. Ltd. (a)	12	61
Hankook Tire Co. Ltd. (a)	4,647	196,054
Hankook Tire Worldwide Co. Ltd.	1,062	13,734
Hanwha Chemical Corp.	5,510	91,469
Hanwha Corp.	3,110	88,851
Hanwha Life Insurance Co. Ltd.	9,780	68,978
Honam Petrochemical Corp.	909	185,915
Hyosung Corp.	1,617	89,131
Hyundai Department Store Co. Ltd.	1,064	132,229
Hyundai Engineering & Construction Co. Ltd.	4,469	269,291
Hyundai Fire & Marine Insurance Co. Ltd.	4,420	142,898
Hyundai Glovis Co. Ltd.	926	192,789
Hyundai Heavy Industries Co. Ltd.	2,808	589,764
Hyundai Hysco Co. Ltd.	2,330	93,173
Hyundai Industrial Development & Construction Co.	4,450	79,995
Hyundai Merchant Marine Co. Ltd. (a)	3,350	80,653
Hyundai Mipo Dockyard Co. Ltd.	571	61,011
Hyundai Mobis	4,534	1,156,039
Hyundai Motor Co.	10,010	2,061,088
Hyundai Securities Co. Ltd.	6,550	50,282
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Steel Co.	3,803	$ 273,805
Hyundai Wia Corp.	1,011	163,660
Industrial Bank of Korea	11,990	131,961
Kangwon Land, Inc.	6,890	160,509
KB Financial Group, Inc.	24,103	819,849
KB Financial Group, Inc. ADR	362	12,326
KCC Corp.	252	70,724
Kia Motors Corp.	17,635	980,154
Korea Aerospace Industries Ltd.	3,000	75,391
Korea Electric Power Corp. (a)	16,250	421,601
Korea Electric Power Corp. sponsored ADR (a)	520	6,703
Korea Exchange Bank (a)	18,150	125,847
Korea Gas Corp.	1,613	113,321
Korea Investment Holdings Co. Ltd.	2,670	91,341
Korea Zinc Co. Ltd.	580	238,315
Korean Air Lines Co. Ltd. (a)	2,227	99,981
KP Chemical Corp.	3,130	31,004
KT Corp.	900	30,560
KT Corp. sponsored ADR	3,220	54,579
KT&G Corp.	7,290	555,616
Kumho Petro Chemical Co. Ltd.	982	96,370
LG Chemical Ltd.	2,996	840,832
LG Corp.	6,139	374,988
LG Display Co. Ltd. (a)	15,580	462,494
LG Display Co. Ltd. sponsored ADR (a)	460	6,826
LG Electronics, Inc.	6,860	477,542
LG Household & Health Care Ltd.	625	367,438
LG Innotek Co. Ltd. (a)	648	44,752
LG Telecom Ltd.	16,298	104,187
Lotte Confectionery Co. Ltd.	41	59,075
Lotte Shopping Co. Ltd.	656	203,060
LS Cable Ltd.	1,062	86,883
LS Industrial Systems Ltd.	999	62,488
Mando Corp.	795	104,997
Mirae Asset Securities Co. Ltd.	1,596	43,328
NCSOFT Corp.	958	183,636
NHN Corp.	2,704	626,202
Oci Co. Ltd.	1,057	149,294
Orion Corp.	245	230,098
POSCO	4,269	1,342,324
POSCO sponsored ADR	336	26,336
S-Oil Corp.	2,868	262,779
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S1 Corp.	1,311	$ 79,118
Samsung C&T Corp.	8,363	454,844
Samsung Card Co. Ltd.	2,431	94,090
Samsung Electro-Mechanics Co. Ltd.	4,079	349,419
Samsung Electronics Co. Ltd.	7,034	8,451,226
Samsung Electronics Co. Ltd.:
GDR	474	285,822
GDR (f)	148	54,301
Samsung Engineering Co. Ltd.	1,950	254,856
Samsung Fire & Marine Insurance Co. Ltd.	2,268	496,109
Samsung Heavy Industries Ltd.	10,390	317,803
Samsung Life Insurance Co. Ltd.	4,038	348,129
Samsung SDI Co. Ltd.	2,202	276,684
Samsung Securities Co. Ltd.	4,388	196,597
Samsung Techwin Co. Ltd.	2,528	132,391
Shinhan Financial Group Co. Ltd.	28,136	966,407
Shinhan Financial Group Co. Ltd. sponsored ADR (e)	450	15,399
Shinsegae Co. Ltd.	418	74,758
SK C&C Co. Ltd.	1,392	122,179
SK Energy Co. Ltd.	3,926	577,925
SK Holdings Co. Ltd.	1,707	237,971
SK Hynix, Inc.	33,660	767,161
SK Networks Co. Ltd.	7,240	63,414
SK Telecom Co. Ltd.	620	87,601
SK Telecom Co. Ltd. sponsored ADR	3,790	59,238
Woongjin Coway Co. Ltd.	3,760	136,907
Woori Finance Holdings Co. Ltd.	22,710	214,536
Woori Investment & Securities Co. Ltd.	9,527	92,184
Yuhan Corp.	472	81,602
TOTAL KOREA (SOUTH)		34,891,346
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	62,399	922,539
Kernel Holding SA (a)	3,000	62,769
Millicom International Cellular SA (depository receipt)	4,167	359,977
SES SA FDR (France) unit	19,840	549,028
Subsea 7 SA	18,804	412,604
Tenaris SA	30,987	579,564
TOTAL LUXEMBOURG		2,886,481
Malaysia - 0.9%
AirAsia Bhd	71,000	70,627
Common Stocks - continued
	Shares	Value
Malaysia - continued
AMMB Holdings Bhd	105,500	$ 220,975
Axiata Group Bhd	166,800	357,585
Berjaya Group Bhd	109,600	23,028
Berjaya Sports Toto Bhd	38,900	56,703
British American Tobacco (Malaysia) Bhd	7,800	161,941
Bumi Armada Bhd	68,000	87,511
Bumiputra-Commerce Holdings Bhd	328,100	821,866
DiGi.com Bhd	204,200	355,976
Felda Global Ventures Holdings Bhd	60,000	92,186
Gamuda Bhd	116,875	138,516
Genting Bhd	136,100	395,432
Genting Malaysia Bhd	198,400	233,833
Genting Plantations Bhd	10,900	32,135
Hong Leong Bank Bhd	37,500	180,729
Hong Leong Credit Bhd	15,100	63,949
IHH Healthcare Bhd	120,000	128,825
IJM Corp. Bhd	84,200	138,490
IOI Corp. Bhd	221,600	368,121
Kuala Lumpur Kepong Bhd	32,000	225,030
Lafarge Malayan Cement Bhd	24,700	79,063
Malayan Banking Bhd	232,156	688,237
Malaysia Airports Holdings Bhd	44,300	84,499
Malaysia Marine and Heavy Engineering Sdn Bhd	38,700	61,366
Malaysian Plantations Bhd	72,500	96,873
Maxis Bhd	148,400	339,089
MISC Bhd	75,800	105,513
MMC Corp. Bhd	61,800	52,954
Parkson Holdings Bhd	40,771	64,918
Petronas Chemicals Group Bhd	179,000	381,976
Petronas Dagangan Bhd	16,700	121,056
Petronas Gas Bhd	40,500	260,604
PPB Group Bhd	33,100	146,266
Public Bank Bhd (For. Reg.)	70,300	366,502
RHB Capital Bhd	44,578	109,762
SapuraKencana Petroleum Bhd (a)	159,900	131,763
Sime Darby Bhd	181,600	583,076
SP Setia Bhd	57,150	67,732
Telekom Malaysia Bhd	57,000	111,904
Tenaga Nasional Bhd	179,825	410,303
UEM Land Holdings Bhd (a)	94,800	65,980
UMW Holdings Bhd	35,000	114,675
Common Stocks - continued
	Shares	Value
Malaysia - continued
YTL Corp. Bhd	315,700	$ 181,377
YTL Power International Bhd	150,600	80,590
TOTAL MALAYSIA		8,859,536
Mauritius - 0.0%
Golden Agri-Resources Ltd.	462,000	236,719
Mexico - 1.2%
Alfa SA de CV Series A	182,000	335,673
America Movil SAB de CV Series L	2,597,546	3,299,006
CEMEX SA de CV unit	705,054	639,147
Coca-Cola FEMSA SAB de CV Series L	27,700	355,040
Compartamos SAB de CV	66,800	89,635
El Puerto de Liverpool SA Class C	11,700	104,857
Embotelladoras Arca SAB de CC	22,962	166,612
Fomento Economico Mexicano SAB de CV unit	129,500	1,166,232
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	126,476
Grupo Bimbo SAB de CV Series A	113,900	265,309
Grupo Carso SA de CV Series A1	36,600	132,463
Grupo Financiero Banorte SAB de CV Series O	126,100	700,609
Grupo Financiero Inbursa SAB de CV Series O	131,600	350,458
Grupo Financiero Santander Mexico SAB de CV	85,000	231,812
Grupo Mexico SA de CV Series B	255,623	819,149
Grupo Modelo SAB de CV Series C	42,000	370,154
Grupo Televisa SA de CV	169,500	770,478
Industrias Penoles SA de CV	9,210	458,847
Kimberly-Clark de Mexico SA de CV Series A	100,300	240,830
Mexichem SAB de CV	48,084	238,290
Minera Frisco SAB de CV (a)	41,800	166,351
Wal-Mart de Mexico SA de CV Series V	355,000	1,048,408
TOTAL MEXICO		12,075,836
Morocco - 0.0%
Attijariwafa Bank	2,034	76,744
Douja Promotion Groupe Addoha SA	6,306	45,600
Maroc Telecom SA	9,013	113,531
TOTAL MOROCCO		235,875
Netherlands - 1.9%
AEGON NV	116,478	651,421
Akzo Nobel NV	15,777	858,260
ASML Holding NV (Netherlands)	27,799	1,528,174
Corio NV	4,297	191,454
Common Stocks - continued
	Shares	Value
Netherlands - continued
D.E. Master Blenders 1753 NV (a)	39,852	$ 487,047
Delta Lloyd NV	9,362	155,686
European Aeronautic Defence and Space Co. EADS NV	27,429	974,483
Fugro NV (Certificaten Van Aandelen) unit	4,563	308,492
Gemalto NV	5,256	474,291
Heineken Holding NV (A Shares)	6,775	343,792
Heineken NV (Bearer)	15,063	928,655
ING Groep NV (Certificaten Van Aandelen) (a)	254,443	2,264,068
Koninklijke Ahold NV	69,510	885,007
Koninklijke Boskalis Westminster NV	4,889	186,241
Koninklijke KPN NV	65,671	414,617
Koninklijke Philips Electronics NV	69,024	1,728,779
QIAGEN NV (a)	14,896	258,816
Randstad Holding NV	8,113	264,837
Reed Elsevier NV	46,167	620,235
Royal DSM NV	10,125	519,888
SBM Offshore NV (a)	11,640	152,079
STMicroelectronics NV	43,440	255,852
TNT Express NV	20,590	216,864
Unilever NV (Certificaten Van Aandelen) (Bearer) (e)	108,251	3,978,726
Vopak NV	4,489	312,507
Wolters Kluwer NV (Certificaten Van Aandelen)	20,361	394,016
TOTAL NETHERLANDS		19,354,287
New Zealand - 0.1%
Auckland International Airport Ltd.	67,964	150,074
Contact Energy Ltd.	24,000	109,346
Fletcher Building Ltd.	43,814	253,670
Sky City Entertainment Group Ltd.	41,250	131,625
Telecom Corp. of New Zealand Ltd.	122,247	241,789
TOTAL NEW ZEALAND		886,504
Norway - 0.5%
Aker Solutions ASA	10,109	198,588
DnB NOR ASA	63,866	797,583
Gjensidige Forsikring ASA	12,453	181,947
Norsk Hydro ASA	59,495	267,875
Orkla ASA (A Shares)	51,394	406,551
StatoilHydro ASA	74,759	1,841,236
Telenor ASA	48,094	945,633
Yara International ASA	12,364	582,494
TOTAL NORWAY		5,221,907
Common Stocks - continued
	Shares	Value
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	12,941	$ 462,770
Volcan Compania Minera Saa Class B	121,825	118,934
TOTAL PERU		581,704
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	129,000	151,442
Aboitiz Power Corp.	97,600	78,602
Alliance Global Group, Inc.	234,300	84,827
Ayala Corp.	12,260	132,146
Ayala Land, Inc.	354,400	203,069
Bank of the Philippine Islands (BPI)	60,616	119,462
BDO Unibank, Inc.	95,103	148,092
DMCI Holdings, Inc.	38,900	51,109
Globe Telecom, Inc.	2,525	70,037
International Container Terminal Services, Inc.	57,840	99,918
Jollibee Food Corp.	22,280	57,299
Manila Electric Co.	12,630	85,736
Metropolitan Bank & Trust Co.	31,637	73,127
Philippine Long Distance Telephone Co.	3,025	194,591
PNOC Energy Development Corp.	507,100	82,296
San Miguel Corp.	26,600	70,610
SM Investments Corp.	14,410	281,538
SM Prime Holdings, Inc.	464,675	163,936
Universal Robina Corp.	53,200	93,068
TOTAL PHILIPPINES		2,240,905
Poland - 0.3%
Asseco Poland SA	3,610	45,229
Bank Handlowy w Warszawie SA	1,955	56,917
Bank Millennium SA (a)	19,139	25,358
Bank Polska Kasa Opieki SA	8,122	389,990
BRE Bank SA (a)	1,149	108,399
Cyfrowy Polsat SA (a)	11,835	53,751
ENEA SA	5,600	27,012
Eurocash SA	3,200	39,080
Grupa Lotos SA (a)	3,064	32,294
Jastrzebska Spolka Weglowa SA	2,400	65,250
KGHM Polska Miedz SA (Bearer)	9,441	475,502
Polish Oil & Gas Co.	106,632	131,927
Polska Grupa Energetyczna SA	52,785	286,026
Polski Koncern Naftowy Orlen SA (a)	23,089	316,758
Powszechna Kasa Oszczednosci Bank SA	51,140	571,684
Common Stocks - continued
	Shares	Value
Poland - continued
Powszechny Zaklad Ubezpieczen SA	3,859	$ 450,850
Synthos SA	26,871	44,608
Tauron Polska Energia SA	75,249	103,941
Telekomunikacja Polska SA	49,882	188,426
TVN SA	4,824	10,577
TOTAL POLAND		3,423,579
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	132,450	128,756
Energias de Portugal SA	128,558	349,257
Galp Energia SGPS SA Class B	15,171	242,849
Jeronimo Martins SGPS SA	15,249	266,827
Portugal Telecom SGPS SA (Reg.)	44,464	223,601
TOTAL PORTUGAL		1,211,290
Russia - 1.3%
Federal Grid Co. Unified Energy System JSC (a)	20,264,927	132,099
Gazprom OAO	40,634	187,847
Gazprom OAO sponsored ADR (Reg. S)	329,587	3,010,777
Inter Rao Ues JSC (a)	140,047,000	113,438
Interregional Distribution Grid Companies Holding JSC (a)	1,383,333	81,901
LSR Group OJSC GDR (Reg. S)	16,681	80,319
Lukoil Oil Co. (a)	665	40,376
Lukoil Oil Co. sponsored ADR (United Kingdom)	32,386	1,957,734
Magnit OJSC GDR (Reg. S)	17,631	625,901
Mechel Steel Group OAO sponsored ADR (e)	11,819	75,051
Mobile TeleSystems OJSC sponsored ADR	34,868	597,638
Norilsk Nickel OJSC (a)	279	42,946
Norilsk Nickel OJSC ADR	29,997	460,154
NOVATEK OAO GDR (Reg. S)	5,968	680,352
Novolipetsk Steel OJSC GDR (Reg. S)	4,046	76,429
Rosneft Oil Co. OJSC	1,806	13,403
Rosneft Oil Co. OJSC GDR (Reg. S)	84,409	624,627
Rostelecom sponsored ADR	13,175	301,708
RusHydro JSC (a)	144,700	3,565
RusHydro JSC sponsored ADR	72,596	172,343
Sberbank (Savings Bank of the Russian Federation)	280,115	820,014
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	69,534	817,720
Severstal JSC (a)	229	2,807
Severstal JSC GDR (Reg. S)	11,251	136,475
Sistema JSFC sponsored GDR	8,232	151,057
Common Stocks - continued
	Shares	Value
Russia - continued
Surgutneftegaz JSC:
(Reg.) (a)	10,100	$ 8,786
sponsored ADR	46,804	407,195
Tatneft OAO sponsored ADR	15,678	607,366
TMK OAO GDR (Reg. S)	3,722	55,197
Uralkali OJSC	1,055	8,316
Uralkali OJSC GDR (Reg. S)	17,969	704,025
VTB Bank JSC (a)	2,224,000	3,869
VTB Bank JSC unit	92,397	318,400
TOTAL RUSSIA		13,319,835
Singapore - 1.2%
Ascendas Real Estate Investment Trust	124,000	239,908
CapitaLand Ltd.	170,000	455,730
CapitaMall Trust	147,000	254,279
CapitaMalls Asia Ltd.	100,000	151,664
City Developments Ltd.	32,000	300,639
ComfortDelgro Corp. Ltd.	112,000	155,173
Cosco Corp. Singapore Ltd.	66,000	47,614
DBS Group Holdings Ltd.	121,712	1,386,946
Fraser & Neave Ltd.	62,000	465,585
Global Logistic Properties Ltd.	133,000	280,218
Hutchison Port Holdings Trust	364,000	283,920
Jardine Cycle & Carriage Ltd.	7,000	282,571
Keppel Corp. Ltd.	95,400	833,714
Keppel Ld Ltd.	54,000	150,516
Neptune Orient Lines Ltd. (a)	50,000	47,549
Olam International Ltd.	112,363	181,468
Oversea-Chinese Banking Corp. Ltd.	170,404	1,271,255
SembCorp Industries Ltd.	63,000	280,964
SembCorp Marine Ltd.	55,000	212,371
Singapore Airlines Ltd.	35,000	304,148
Singapore Exchange Ltd.	57,000	314,486
Singapore Press Holdings Ltd.	104,000	344,450
Singapore Technologies Engineering Ltd.	109,000	314,543
Singapore Telecommunications Ltd.	532,000	1,404,361
StarHub Ltd.	42,000	126,709
United Overseas Bank Ltd.	83,856	1,255,984
UOL Group Ltd.	34,000	157,764
Wilmar International Ltd.	122,000	309,051
Yangzijiang Shipbuilding Holdings Ltd.	145,000	107,579
TOTAL SINGAPORE		11,921,159
Common Stocks - continued
	Shares	Value
South Africa - 1.8%
Absa Group Ltd.	18,574	$ 298,190
African Bank Investments Ltd.	46,355	156,751
African Rainbow Minerals Ltd.	7,351	153,876
Anglo Platinum Ltd.	4,414	205,157
AngloGold Ashanti Ltd.	25,038	845,917
ArcelorMittal South Africa Ltd. (a)	10,621	40,913
Aspen Pharmacare Holdings Ltd.	18,312	333,688
Assore Ltd.	2,511	103,676
Aveng Ltd.	28,582	101,991
Barloworld Ltd.	16,267	131,796
Bidvest Group Ltd.	19,179	457,762
Discovery Holdings Ltd.	21,011	134,538
Exxaro Resources Ltd.	7,661	153,297
FirstRand Ltd.	209,015	693,772
Foschini Ltd.	13,785	200,146
Gold Fields Ltd.	48,012	596,502
Growthpoint Properties Ltd.	106,104	288,919
Harmony Gold Mining Co. Ltd.	25,628	209,968
Impala Platinum Holdings Ltd.	35,091	631,348
Imperial Holdings Ltd.	11,385	258,645
Investec Ltd.	14,024	82,488
Kumba Iron Ore Ltd.	5,354	334,677
Liberty Holdings Ltd.	7,302	84,695
Life Healthcare Group Holdings Ltd.	59,808	226,177
Massmart Holdings Ltd.	7,611	153,086
MMI Holdings Ltd.	66,185	160,069
Mr Price Group Ltd.	15,435	238,450
MTN Group Ltd.	112,703	2,032,141
Naspers Ltd. Class N	26,165	1,698,666
Nedbank Group Ltd.	12,971	267,778
Netcare Ltd.	52,429	108,841
Northam Platinum Ltd.	18,023	67,763
Pick 'n Pay Stores Ltd.	15,224	74,464
Pretoria Portland Cement Co. Ltd.	31,475	105,236
Rand Merchant Insurance Holdings Ltd.	39,975	104,241
Redefine Properties Ltd. unit	179,556	186,376
Remgro Ltd.	29,145	499,159
Reunert Ltd.	13,057	115,019
RMB Holdings Ltd.	47,548	208,603
Sanlam Ltd.	119,396	533,317
Sappi Ltd. (a)	39,679	112,255
Sasol Ltd.	36,467	1,553,497
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	29,187	$ 600,191
Spar Group Ltd.	12,320	172,993
Standard Bank Group Ltd.	80,216	990,922
Steinhoff International Holdings Ltd.	76,872	258,349
Tiger Brands Ltd.	10,927	347,319
Transportation Hex Group Ltd. (a)	136	49
Truworths International Ltd.	28,673	312,172
Vodacom Group Ltd.	24,917	314,097
Woolworths Holdings Ltd.	48,651	366,959
TOTAL SOUTH AFRICA		18,306,901
Spain - 2.0%
Abertis Infraestructuras SA	24,799	373,504
Acerinox SA	5,683	59,223
ACS Actividades de Construccion y Servicios SA	9,859	210,466
Amadeus IT Holding SA Class A	20,153	498,917
Banco Bilbao Vizcaya Argentaria SA	362,767	3,031,265
Banco de Sabadell SA	189,823	462,061
Banco Popular Espanol SA	87,739	136,809
Banco Santander SA (Spain)	653,490	4,920,266
Bankia SA (a)	65,137	97,936
Cintra Concesiones de Infrastructuras de Transporte SA	25,377	358,527
Criteria CaixaCorp SA	54,951	207,976
Distribuidora Internacional de Alimentacion SA	41,072	248,610
Enagas SA	11,814	234,897
Gas Natural SDG SA	23,641	366,788
Grifols SA (a)	10,382	360,099
Grupo Acciona SA	1,455	89,278
Iberdrola SA	255,870	1,323,267
Inditex SA	14,546	1,855,968
International Consolidated Airlines Group SA (a)	44,077	115,803
International Consolidated Airlines Group SA CDI (a)	12,980	33,787
MAPFRE SA (Reg.)	50,316	139,434
Red Electrica Corporacion SA	7,265	340,643
Repsol YPF SA	54,729	1,093,848
Telefonica SA	267,495	3,530,614
Zardoya Otis SA	11,039	136,500
TOTAL SPAIN		20,226,486
Sweden - 2.1%
Alfa Laval AB	21,718	377,198
ASSA ABLOY AB (B Shares)	22,381	746,045
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB:
(A Shares)	45,078	$ 1,108,448
(B Shares)	25,519	559,018
Boliden AB	17,273	301,820
Electrolux AB (B Shares)	15,347	392,647
Elekta AB (B Shares)	24,954	355,524
Getinge AB (B Shares)	13,431	413,081
H&M Hennes & Mauritz AB (B Shares)	63,102	2,135,778
Hexagon AB (B Shares)	16,201	372,729
Holmen AB (B Shares)	3,038	89,543
Husqvarna AB (B Shares)	28,460	165,107
Industrivarden AB Series C	6,973	98,347
Investment AB Kinnevik	13,304	254,130
Investor AB (B Shares)	31,226	688,743
Lundin Petroleum AB (a)	15,142	362,519
Modern Times Group MTG AB (B Shares)	3,058	93,129
Nordea Bank AB	175,851	1,597,344
Ratos AB (B Shares)	12,064	103,581
Sandvik AB	66,825	926,880
Scania AB (B Shares)	20,982	399,528
Securitas AB (B Shares)	21,402	155,653
Skandinaviska Enskilda Banken AB (A Shares)	92,900	770,327
Skanska AB (B Shares)	25,081	392,121
SKF AB (B Shares)	26,530	597,964
SSAB Svenskt Stal AB (A Shares)	8,605	61,571
Svenska Cellulosa AB (SCA) (B Shares)	38,319	746,403
Svenska Handelsbanken AB (A Shares)	33,270	1,139,614
Swedbank AB (A Shares)	55,019	1,020,268
Swedish Match Co. AB	13,553	461,786
Tele2 AB (B Shares)	21,109	352,299
Telefonaktiebolaget LM Ericsson (B Shares)	199,935	1,771,240
TeliaSonera AB	144,002	948,087
Volvo AB (B Shares)	92,590	1,245,859
TOTAL SWEDEN		21,204,331
Switzerland - 5.9%
ABB Ltd. (Reg.)	145,804	2,633,210
Actelion Ltd.	7,414	357,604
Adecco SA (Reg.)	8,875	429,217
Aryzta AG	5,475	273,368
Baloise Holdings AG	3,083	257,551
Banque Cantonale Vaudoise (Bearer)	217	114,989
Common Stocks - continued
	Shares	Value
Switzerland - continued
Barry Callebaut AG	130	$ 124,095
Compagnie Financiere Richemont SA Series A	34,702	2,250,618
Credit Suisse Group	81,211	1,888,591
GAM Holding Ltd.	13,086	182,667
Geberit AG (Reg.)	2,422	499,328
Givaudan SA	541	541,407
Holcim Ltd. (Reg.)	15,374	1,049,090
Julius Baer Group Ltd.	14,880	516,079
Kuehne & Nagel International AG	3,455	403,263
Lindt & Spruengli AG	7	254,730
Lindt & Spruengli AG (participation certificate)	62	195,926
Lonza Group AG	3,733	189,235
Nestle SA	219,109	13,904,576
Novartis AG	152,740	9,210,310
Pargesa Holding SA	1,909	128,729
Partners Group Holding AG	863	182,645
Roche Holding AG (participation certificate)	46,655	8,972,308
Schindler Holding AG:
(participation certificate)	3,291	433,594
(Reg.)	1,297	167,818
SGS SA (Reg.)	353	747,467
Sika AG (Bearer)	142	296,259
Sonova Holding AG Class B	3,359	337,776
Straumann Holding AG	521	64,279
Sulzer AG (Reg.)	1,619	234,340
Swatch Group AG:
(Bearer)	2,035	842,144
(Reg.)	3,007	218,430
Swiss Life Holding AG	2,039	256,599
Swiss Prime Site AG	3,399	283,767
Swiss Re Ltd.	23,619	1,632,001
Swisscom AG	1,538	638,948
Syngenta AG (Switzerland)	6,274	2,446,167
Transocean Ltd. (Switzerland)	23,385	1,064,416
UBS AG	241,651	3,625,634
Zurich Financial Services AG	9,744	2,401,211
TOTAL SWITZERLAND		60,250,386
Taiwan - 2.4%
Acer, Inc. (a)	175,013	135,409
Advanced Semiconductor Engineering, Inc.	388,639	293,304
Advantech Co. Ltd.	22,400	77,453
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	128,209	$ 159,767
ASUSTeK Computer, Inc.	43,422	465,289
AU Optronics Corp. (a)	492,000	186,273
Capital Securities Corp.	59,040	19,646
Catcher Technology Co. Ltd.	35,000	152,174
Cathay Financial Holding Co. Ltd.	454,564	456,743
Chang Hwa Commercial Bank	266,633	134,640
Cheng Shin Rubber Industry Co. Ltd.	125,316	313,612
Cheng Uei Precision Industries Co. Ltd.	31,270	69,263
Chicony Electronics Co. Ltd.	23,093	50,677
Chimei Innolux Corp. (a)	338,170	126,191
China Airlines Ltd. (a)	190,835	74,479
China Development Finance Holding Corp.	799,819	178,802
China Life Insurance Co. Ltd.	130,437	101,813
China Motor Co. Ltd.	39,000	35,115
China Petrochemical Development Corp.	86,000	59,767
China Steel Corp.	737,235	633,502
Chinatrust Financial Holding Co. Ltd.	732,336	403,650
Chunghwa Picture Tubes, Ltd. (a)	551	17
Chunghwa Telecom Co. Ltd.	249,400	780,413
Clevo Co. Ltd.	44,000	57,542
Compal Electronics, Inc.	268,394	169,067
CTCI Corp.	45,000	89,507
Delta Electronics, Inc.	120,000	409,997
E Ink Holdings, Inc.	64,000	51,489
E Sun Financial Holdings Co. Ltd.	273,840	137,342
Epistar Corp.	42,000	66,861
Eternal Chemical Co. Ltd.	37,260	29,020
EVA Airways Corp.	92,100	53,444
Evergreen Marine Corp. (Taiwan) (a)	82,199	42,352
Everlight Electronics Co. Ltd.	28,000	29,237
Far Eastern Department Stores Co. Ltd.	73,055	68,778
Far Eastern Textile Ltd.	209,591	217,053
Far EasTone Telecommunications Co. Ltd.	101,000	233,050
Farglory Land Development Co. Ltd.	26,000	43,704
Feng Hsin Iron & Steel Co.	34,000	53,776
First Financial Holding Co. Ltd.	395,664	224,855
Formosa Chemicals & Fibre Corp.	207,000	490,394
Formosa International Hotel Corp.	1,210	12,945
Formosa Petrochemical Corp.	72,000	209,517
Formosa Plastics Corp.	262,000	713,975
Formosa Taffeta Co. Ltd.	50,000	44,077
Common Stocks - continued
	Shares	Value
Taiwan - continued
Foxconn Technology Co. Ltd.	51,300	$ 178,259
Fubon Financial Holding Co. Ltd.	371,487	381,534
Giant Manufacturing Co. Ltd.	18,042	93,267
Highwealth Construction Corp.	30,000	41,647
HIWIN Technologies Corp.	12,757	82,106
Hon Hai Precision Industry Co. Ltd. (Foxconn)	663,477	2,014,735
Hotai Motor Co. Ltd.	16,000	113,934
HTC Corp.	46,057	332,695
Hua Nan Financial Holdings Co. Ltd.	303,118	159,290
Inotera Memories, Inc. (a)	154,257	20,965
Inventec Corp.	142,209	48,636
Kinsus Interconnect Technology Corp.	20,000	54,981
Largan Precision Co. Ltd.	6,000	127,764
Lee Chang Yung Chemical Industry Corp.	38,809	40,124
LITE-ON Technology Corp.	132,970	169,342
Macronix International Co. Ltd.	251,191	65,356
MediaTek, Inc.	76,007	844,378
Mega Financial Holding Co. Ltd.	525,551	382,333
Motech Industries, Inc. (a)	8,060	6,208
Nan Ya Plastics Corp.	309,000	544,796
Nan Ya Printed Circuit Board Corp.	10,090	11,589
Nankang Rubber Tire Co. Ltd.	25,164	29,118
Novatek Microelectronics Corp.	35,000	131,804
Pegatron Corp. (a)	109,652	138,520
Phison Electronics Corp.	9,199	70,701
Pou Chen Corp.	157,240	159,070
Powerchip Technology Corp. (a)	336	3
Powertech Technology, Inc.	48,700	75,693
President Chain Store Corp.	40,000	197,877
Quanta Computer, Inc.	169,000	386,484
Radiant Opto-Electronics Corp.	25,750	107,108
Realtek Semiconductor Corp.	33,410	62,908
Richtek Technology Corp.	11,050	60,149
Ruentex Development Co. Ltd.	37,622	63,111
Ruentex Industries Ltd.	35,754	80,664
Shin Kong Financial Holding Co. Ltd. (a)	437,995	113,510
Siliconware Precision Industries Co. Ltd.	191,000	185,616
SIMPLO Technology Co. Ltd.	19,971	98,453
Sino-American Silicon Products, Inc.	28,400	27,418
Sinopac Holdings Co.	399,737	154,640
Standard Foods Corp.	17,360	44,514
Synnex Technology International Corp.	85,496	180,885
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taishin Financial Holdings Co. Ltd.	393,724	$ 140,856
Taiwan Business Bank	270,549	75,302
Taiwan Cement Corp.	201,110	257,842
Taiwan Cooperative Financial Holding Co. Ltd.	324,090	168,647
Taiwan Fertilizer Co. Ltd.	41,000	97,693
Taiwan Glass Industry Corp.	62,210	59,527
Taiwan Mobile Co. Ltd.	106,400	371,544
Taiwan Semiconductor Manufacturing Co. Ltd.	1,632,000	4,973,227
TECO Electric & Machinery Co. Ltd.	99,000	67,277
Transcend Information, Inc.	8,000	20,130
Tripod Technology Corp.	28,880	55,862
TSRC Corp.	39,710	81,024
Tung Ho Steel Enterprise Corp.	32,000	30,346
U-Ming Marine Transport Corp.	42,000	63,697
Unified-President Enterprises Corp.	276,241	487,985
Unimicron Technology Corp.	78,000	79,843
United Microelectronics Corp.	787,000	291,840
Walsin Lihwa Corp. (a)	258,000	70,661
Wan Hai Lines Ltd. (a)	47,850	23,425
Wintek Corp. (a)	132,597	52,431
Wistron Corp.	150,304	144,335
WPG Holding Co. Ltd.	96,107	116,144
Yang Ming Marine Transport Corp.	126,100	49,214
Yuanta Financial Holding Co. Ltd.	492,157	222,406
Yulon Motor Co. Ltd.	64,000	111,962
TOTAL TAIWAN		24,551,386
Thailand - 0.5%
Advanced Info Service PCL	4,300	27,690
Advanced Info Service PCL (For. Reg.)	56,000	360,613
Bangkok Bank Public Co. Ltd.	42,300	249,635
Bangkok Bank Public Co. Ltd. (For. Reg.)	49,700	293,306
Bank of Ayudhya PCL	45,200	43,844
Bank of Ayudhya PCL (For. Reg.)	85,000	82,450
Banpu PCL (For. Reg.)	7,000	89,469
BEC World PCL (For. Reg.)	72,100	138,699
C.P. ALL PCL (For. Reg.)	296,000	383,632
Charoen Pokphand Foods PCL (For. Reg.)	190,200	218,603
Glow Energy PCL (For. Reg.)	33,300	77,631
Indorama Ventures PCL (For. Reg.)	97,500	85,038
IRPC Public Co. Ltd. (For. Reg.)	565,500	79,284
Kasikornbank PCL	45,400	266,449
Common Stocks - continued
	Shares	Value
Thailand - continued
Kasikornbank PCL (For. Reg.)	74,000	$ 434,301
Krung Thai Bank PCL (For. Reg.)	293,975	173,490
PTT Exploration and Production PCL (For. Reg.)	77,900	421,630
PTT Global Chemical PCL (For. Reg.)	111,686	222,134
PTT PCL (For. Reg.)	57,900	600,333
Siam Cement PCL	9,100	123,430
Siam Cement PCL (For. Reg.)	20,100	272,631
Siam Commercial Bank PCL (For. Reg.)	100,400	527,043
Thai Oil PCL (For. Reg.)	61,000	132,760
TOTAL THAILAND		5,304,095
Turkey - 0.4%
Akbank T.A.S.	121,035	583,399
Anadolu Efes Biracilik Ve Malt Sanayii A/S	13,301	199,608
Arcelik A/S	18,237	120,563
Asya Katilim Bankasi A/S (a)	12,846	14,405
Bim Birlesik Magazalar A/S JSC	7,074	328,541
Coca-Cola Icecek A/S	4,062	78,861
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	51,404	76,568
Enka Insaat ve Sanayi A/S	21,583	57,314
Eregli Demir ve Celik Fabrikalari T.A.S.	61,784	73,417
Ford Otomotiv Sanayi A/S	3,364	34,531
Haci Omer Sabanci Holding A/S	51,502	271,804
Koc Holding A/S	43,801	205,749
Koza Altin Isletmeleri A/S	3,700	80,502
TAV Havalimanlari Holding A/S	11,204	55,629
Turk Hava Yollari AO (a)	39,108	90,543
Turk Sise ve Cam Fabrikalari A/S	20,448	29,888
Turk Telekomunikasyon A/S	35,968	140,461
Turkcell Iletisim Hizmet A/S (a)	48,623	297,065
Turkiye Garanti Bankasi A/S	154,929	739,856
Turkiye Halk Bankasi A/S	20,361	179,472
Turkiye Is Bankasi A/S Series C	106,397	362,076
Turkiye Petrol Rafinerile A/S	7,754	189,470
Turkiye Vakiflar Bankasi TAO	48,974	115,297
Yapi ve Kredi Bankasi A/S (a)	58,263	149,517
TOTAL TURKEY		4,474,536
United Kingdom - 14.8%
3I Group PLC	62,427	216,997
Aberdeen Asset Management PLC	54,684	286,359
Admiral Group PLC	13,629	243,691
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aggreko PLC	17,870	$ 620,011
AMEC PLC	22,212	379,953
Anglo American PLC (United Kingdom)	92,404	2,837,696
Antofagasta PLC	25,308	513,369
ARM Holdings PLC	92,115	992,589
Associated British Foods PLC	24,043	537,372
AstraZeneca PLC (United Kingdom)	84,014	3,896,131
Aviva PLC	194,687	1,042,626
Babcock International Group PLC	24,259	382,867
BAE Systems PLC	215,230	1,084,356
Balfour Beatty PLC	45,847	233,203
Barclays PLC	771,600	2,853,172
BG Group PLC	225,914	4,183,426
BHP Billiton PLC	140,460	4,501,919
BP PLC	1,263,788	9,025,475
British American Tobacco PLC (United Kingdom)	129,972	6,446,561
British Land Co. PLC	56,854	484,889
British Sky Broadcasting Group PLC	72,921	834,325
BT Group PLC	517,120	1,777,130
Bunzl PLC	21,628	357,747
Burberry Group PLC	29,633	557,584
Capita Group PLC	42,473	495,550
Capital Shopping Centres Group PLC	39,177	210,529
Carnival PLC	12,056	480,221
Centrica PLC	343,441	1,796,253
Cobham PLC	68,756	238,553
Compass Group PLC	124,861	1,370,162
Croda International PLC	9,201	326,807
Diageo PLC	166,141	4,749,727
Eurasian Natural Resources Corp. PLC	18,549	98,092
Evraz PLC	24,241	92,399
Fresnillo PLC	11,506	356,316
G4S PLC (United Kingdom)	93,367	392,498
GKN PLC	105,377	353,028
GlaxoSmithKline PLC	333,368	7,469,932
Hammerson PLC	44,957	342,288
HSBC Holdings PLC (United Kingdom)	1,217,619	12,004,860
ICAP PLC	35,347	185,441
IMI PLC	21,585	332,479
Imperial Tobacco Group PLC	66,239	2,501,301
Inmarsat PLC	29,174	266,706
InterContinental Hotel Group PLC	18,015	445,723
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Intertek Group PLC	10,687	$ 486,169
Invensys PLC	54,094	198,856
Investec PLC	34,089	200,461
ITV PLC	237,743	332,056
J Sainsbury PLC	78,505	449,234
Johnson Matthey PLC	13,842	502,371
Kazakhmys PLC	14,501	165,913
Kingfisher PLC	158,426	740,136
Land Securities Group PLC	51,768	671,667
Legal & General Group PLC	384,478	831,405
Lloyds Banking Group PLC (a)	2,803,526	1,846,131
London Stock Exchange Group PLC	11,163	175,729
Lonmin PLC	9,079	75,161
Man Group PLC	116,113	146,998
Marks & Spencer Group PLC	105,004	667,295
Meggitt PLC	50,434	314,157
Melrose PLC	82,537	320,998
National Grid PLC	235,618	2,687,120
Next PLC	10,780	620,349
Old Mutual PLC	327,942	910,252
Pearson PLC	54,452	1,094,864
Prudential PLC	168,999	2,320,965
Reckitt Benckiser Group PLC	43,239	2,616,635
Reed Elsevier PLC	82,004	801,944
Rexam PLC	59,711	430,434
Rio Tinto PLC	89,051	4,448,671
Rolls-Royce Group PLC	124,765	1,720,446
Rolls-Royce Group PLC Class C	9,482,140	15,302
Royal & Sun Alliance Insurance Group PLC	239,120	433,343
Royal Bank of Scotland Group PLC (a)	136,841	611,008
Royal Dutch Shell PLC:
Class A (Netherlands)	89,234	3,059,058
Class A (United Kingdom)	156,347	5,364,695
Class B (United Kingdom)	175,567	6,210,233
SABMiller PLC	63,443	2,717,707
Sage Group PLC	82,216	412,225
Schroders PLC	7,688	189,075
Scottish & Southern Energy PLC	65,684	1,534,845
Segro PLC	51,713	198,282
Serco Group PLC	33,734	308,393
Severn Trent PLC	15,420	399,637
Smith & Nephew PLC	59,044	624,400
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	26,461	$ 450,927
Standard Chartered PLC (United Kingdom)	160,766	3,796,848
Standard Life PLC	155,697	733,668
Tate & Lyle PLC	29,408	344,539
Tesco PLC	533,522	2,753,816
The Weir Group PLC	13,786	387,545
TUI Travel PLC	29,613	119,948
Tullow Oil PLC	60,313	1,366,515
Unilever PLC	85,379	3,184,909
United Utilities Group PLC	46,098	503,625
Vedanta Resources PLC	7,779	142,355
Vodafone Group PLC	3,276,011	8,896,452
Whitbread PLC	11,956	453,409
WM Morrison Supermarkets PLC	153,499	663,612
Xstrata PLC	141,365	2,233,599
TOTAL UNITED KINGDOM		152,684,700
United States of America - 0.0%
LATAM Airlines Group SA sponsored ADR	303	7,511
Southern Copper Corp.	11,159	425,158
TOTAL UNITED STATES OF AMERICA		432,669
TOTAL COMMON STOCKS (Cost $996,497,672)		1,002,564,930
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Banco Davivienda SA	4,200	51,819
Grupo Aval Acciones Y Val SA	78,300	55,356
Grupo de Inversiones Suramerica	3,700	76,151
Inversiones Argos SA	9,012	100,365
TOTAL COLOMBIA		283,691
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,590	198,691
Henkel AG & Co. KGaA	11,621	928,004
Porsche Automobil Holding SE (Germany)	10,185	676,170
ProSiebenSat.1 Media AG	5,268	146,805
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	3,046	$ 126,161
Volkswagen AG	9,539	1,973,290
TOTAL GERMANY		4,049,121
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	416,118	333,213
Korea (South) - 0.1%
Hyundai Motor Co.	1,371	83,996
Hyundai Motor Co. Series 2	3,391	222,372
LG Chemical Ltd.	624	55,800
Samsung Electronics Co. Ltd.	1,399	1,016,223
TOTAL KOREA (SOUTH)		1,378,391
Russia - 0.1%
AK Transneft OAO (a)	98	195,934
Sberbank (Savings Bank of the Russian Federation) (a)	55,175	116,188
Surgutneftegaz JSC	472,517	292,665
TOTAL RUSSIA		604,787
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,550,057)		6,649,203
Nonconvertible Bonds - 0.0%
	Principal Amount (d)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (Cost $253) (h)	$ 11,184	1,054
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.16% 12/6/12 to 4/25/13 (g) (Cost $3,098,788)	3,100,000	3,098,903
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	23,251,986	$ 23,251,986
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,861,281	28,861,281
TOTAL MONEY MARKET FUNDS (Cost $52,113,267)		52,113,267
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,057,260,037)		1,064,427,357
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(36,696,833)
NET ASSETS - 100%		$ 1,027,730,524
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
164 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2012	$ 12,450,880	$ (28,004)
87 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	4,306,500	(45,074)
11 TME S&P/TSX 60 Index Contracts	Dec. 2012	1,563,955	17,749
TOTAL EQUITY INDEX CONTRACTS		$ 18,321,335	$ (55,329)

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,301 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,599,539.
(h) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,434
Fidelity Securities Lending Cash Central Fund	499,319
Total	$ 529,753
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,936,918	$ 76,079,367	$ 15,857,551	$ -
Consumer Staples	105,098,833	82,020,751	23,075,088	2,994
Energy	109,580,970	65,522,762	44,058,208	-
Financials	254,122,265	200,404,646	53,675,972	41,647
Health Care	74,335,657	37,510,589	36,825,068	-
Industrials	105,771,176	95,878,215	9,892,961	-
Information Technology	62,953,273	42,742,064	20,211,209	-
Materials	111,496,807	86,425,120	25,071,687	-
Telecommunication Services	56,823,961	29,788,016	27,035,945	-
Utilities	37,094,273	33,590,401	3,503,872	-
Corporate Bonds	1,054	-	1,054	-
U.S. Government and Government Agency Obligations	3,098,903	-	3,098,903	-
Money Market Funds	52,113,267	52,113,267	-	-
Total Investments in Securities:	$ 1,064,427,357	$ 802,075,198	$ 262,307,518	$ 44,641
Derivative Instruments:
Assets
Futures Contracts	$ 17,749	$ 17,749	$ -	$ -
Liabilities
Futures Contracts	$ (73,078)	$ (73,078)	$ -	$ -
Total Derivative Instruments:	$ (55,329)	$ (55,329)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 209,055
Level 2 to Level 1	$ 141,993,249
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 17,749	$ (73,078)
Total Value of Derivatives	$ 17,749	$ (73,078)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $27,420,624) - See accompanying schedule: Unaffiliated issuers (cost $1,005,146,770)	$ 1,012,314,090
Fidelity Central Funds (cost $52,113,267)	52,113,267
Total Investments (cost $1,057,260,037)		$ 1,064,427,357
Foreign currency held at value (cost $1,315,429)		1,319,650
Receivable for investments sold		132,465
Dividends receivable		2,320,496
Interest receivable		12
Distributions receivable from Fidelity Central Funds		29,825
Other receivables		1,156
Total assets		1,068,230,961

Liabilities
Payable for fund shares redeemed	$ 11,168,078
Accrued management fee	171,710
Payable for daily variation margin on futures contracts	200,446
Other payables and accrued expenses	98,922
Collateral on securities loaned, at value	28,861,281
Total liabilities		40,500,437

Net Assets		$ 1,027,730,524
Net Assets consist of:
Paid in capital		$ 1,006,244,227
Undistributed net investment income		21,358,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,850,869)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,978,991
Net Assets, for 97,437,453 shares outstanding		$ 1,027,730,524
Net Asset Value, offering price and redemption price per share ($1,027,730,524 ÷ 97,437,453 shares)		$ 10.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 26,487,523
Interest		3,613
Income from Fidelity Central Funds		529,753
Income before foreign taxes withheld		27,020,889
Less foreign taxes withheld		(2,155,745)
Total income		24,865,144

Expenses
Management fee	$ 1,508,119
Independent trustees' compensation	2,568
Interest	167
Miscellaneous	1,911
Total expenses before reductions	1,512,765
Expense reductions	(66)	1,512,699
Net investment income (loss)		23,352,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,824,382)
Foreign currency transactions	(4,101)
Futures contracts	1,130,954
Total net realized gain (loss)		(2,697,529)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $98,948)	37,171,439
Assets and liabilities in foreign currencies	(45,611)
Futures contracts	(1,125,567)
Total change in net unrealized appreciation (depreciation)		36,000,261
Net gain (loss)		33,302,732
Net increase (decrease) in net assets resulting from operations		$ 56,655,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,352,445	$ 9,460,614
Net realized gain (loss)	(2,697,529)	(3,686,538)
Change in net unrealized appreciation (depreciation)	36,000,261	(41,696,504)
Net increase (decrease) in net assets resulting from operations	56,655,177	(35,922,428)
Distributions to shareholders from net investment income	(10,700,271)	(1,927,322)
Distributions to shareholders from net realized gain	-	(891,654)
Total distributions	(10,700,271)	(2,818,976)
Share transactions Proceeds from sales of shares	606,880,924	410,805,114
Reinvestment of distributions	10,700,271	2,818,976
Cost of shares redeemed	(119,469,748)	(73,256,011)
Net increase (decrease) in net assets resulting from share transactions	498,111,447	340,368,079
Total increase (decrease) in net assets	544,066,353	301,626,675

Net Assets
Beginning of period	483,664,171	182,037,496
End of period (including undistributed net investment income of $21,358,175 and undistributed net investment income of $8,706,001, respectively)	$ 1,027,730,524	$ 483,664,171
Other Information Shares
Sold	60,748,637	37,276,641
Issued in reinvestment of distributions	1,104,259	255,708
Redeemed	(11,655,821)	(6,762,856)
Net increase (decrease)	50,197,075	30,769,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.31	.23	.01
Net realized and unrealized gain (loss)	.19	(.96)	1.09	(.25)
Total from investment operations	.50	(.65)	1.32	(.24)
Distributions from net investment income	(.19)	(.11)	(.03)	-
Distributions from net realized gain	-	(.05)	-	-
Total distributions	(.19)	(.16)	(.03)	-
Net asset value, end of period	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Total Return B, C	5.08%	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.24%	.25%	.25% A
Expenses net of all reductions	.20%	.24%	.18%	.25% A
Net investment income (loss)	3.09%	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027,731	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	1%	17%	8%	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, certain foreign taxes, foreign currency transactions, passive foreign companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 92,964,652
Gross unrealized depreciation	(87,810,053)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,154,599

Tax Cost	$ 1,059,272,758

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 23,068,519
Capital loss carryforward	$ (6,629,782)
Net unrealized appreciation (depreciation)	$ 5,146,436

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(2,059,041)
Long-term	(1,884,948)
Total no expiration	(3,943,989)
Total capital loss carryforward	$ (6,629,782)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 10,700,271	$ 2,462,315
Long-term Capital Gains	-	356,661
Total	$ 10,700,271	$ 2,818,976

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,130,954 and a change in net unrealized appreciation (depreciation) of $(1,125,567) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $511,110,826 and $9,637,127, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,508,667.44%		$ 167

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,911 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Annual Report

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $499,319. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $66.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or and FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 29, 2009 (commencement of operations) to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 10, 2012, to shareholders of record at the opening of business on December 7, 2012, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.245 per share from net investment income.

The fund designates 85% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.104 and $0.0140 for the dividend paid December 12, 2011.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the fund's total return and the total return of a broad-based securities market index ("benchmark").

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Global ex U.S. Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences, such as when the fund (but not the index) fair values a particular security or when the index value is calculated at a different time of day than the fund's net asset value. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Global ex U.S. Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.25% to 0.20%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that the fund's total expense ratio reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SGX-ANN-1212
1.899279.103

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 989.90	$ 1.65
HypotheticalA		$ 1,000.00	$ 1,023.48	$ 1.68
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 989.90	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.03	$ 1.12
Institutional Class	.15%
Actual		$ 1,000.00	$ 990.90	$ .75
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .76
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 990.90	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,011.50	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,010.50	$ .91
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,011.50	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,012.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Life of fund A
Investor Class	2.68%	-1.79%
Fidelity Advantage® Class	2.78%	-1.70%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Emerging-markets stocks gained 2.85% for the 12 months ending October 31, 2012, as measured by the FTSE® Emerging Index. After some early choppiness, the index rallied strongly in the first two months of 2012 but retreated from March through May amid renewed concerns about Europe's sovereign debt crisis and continued economic sluggishness in key countries such as China and Brazil. A general uptrend in the final five months of the period lifted the index into positive territory for the full year, despite the head wind of a generally stronger U.S. dollar. Major benchmark component Brazil was a drag on performance, falling 12%. The nation's inflation rate crept higher while economic growth ebbed, creating an unfavorable backdrop for stocks here. India's market retreated 5%, as did Russia. Conversely, Hong Kong advanced 16%, aided by rebounding shares of property developers, while South Africa added 8%, China rose roughly 5%, and Taiwan and Malaysia gained about 2% and 15%, respectively. Sentiment about Chinese stocks improved following the government's September approval of massive outlays for infrastructure projects, in hopes of halting that nation's economic slowdown. However, China's ongoing transition to new Communist Party leadership created uncertainty that kept some investors on the sidelines.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the year, the fund's Investor Class and Fidelity Advantage Class shares gained 2.68% and 2.78%, respectively, while the benchmark FTSE® Emerging Index rose 2.85%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Taiwan Semiconductor Manufacturing was a notable individual contributor. Also based in Taiwan, Hon Hai Precision Industry, a maker of components for electronic products, did well. Hong Kong telecommunication services provider China Mobile gained ground, while other absolute contributors included Companhia de Bebidas das Americas, a Brazilian beverage company, and Naspers, a South African media firm. In contrast, Brazilian energy company Petroleo Brasileiro (Petrobras) performed poorly, while another Brazil-based firm, metals and mining company Vale, encountered difficulty. Taiwanese mobile phone maker HTC's stock lost about two-thirds of its value during the period, while Russian gas distribution company Gazprom also lagged. Of final note, the fund was helped by redemption fees realized during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3	2.0
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9	1.7
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.6	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.6
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.4	1.7
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.2	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.2	1.3
Companhia de Bebidas das Americas (AmBev) (PN) (Brazil, Beverages)	1.2	1.2
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.1	1.2
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	1.1	1.1
	14.6
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	23.5
Energy	13.5	13.9
Materials	10.7	12.3
Telecommunication Services	9.2	9.4
Consumer Staples	8.6	7.6
Information Technology	7.1	7.3
Consumer Discretionary	5.1	4.9
Industrials	4.7	5.6
Utilities	2.8	3.4
Health Care	1.1	0.9
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
Brazil 15.3%
Taiwan 11.8%
China 11.6%
South Africa 9.8%
India 8.9%
Russia 6.4%
Mexico 5.9%
Malaysia 4.8%
Hong Kong 4.7%
Other 20.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.
As of April 30, 2012
Brazil 17.1%
Taiwan 12.2%
China 11.9%
South Africa 10.0%
India 9.2%
Russia 6.4%
Mexico 5.6%
Malaysia 4.8%
Hong Kong 4.7%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Spartan Emerging Markets Index Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd. (a)	66,000	$ 82,436
China Foods Ltd.	32,000	32,371
China Resources Gas Group Ltd.	16,000	35,468
CITIC Resources Holdings Ltd. (a)	66,000	10,134
Cosco Pacific Ltd.	38,567	56,930
Credicorp Ltd.	855	109,782
Credicorp Ltd. (NY Shares)	814	105,283
Kunlun Energy Co. Ltd.	88,000	163,509
Shenzhen International Holdings Ltd.	325,000	26,839
Sinofert Holdings Ltd.	54,000	11,427
TOTAL BERMUDA		634,179
Brazil - 15.3%
AES Tiete SA	1,700	16,188
AES Tiete SA (PN) (non-vtg.)	3,500	39,755
All America Latina Logistica SA	18,100	82,344
Amil Participacoes SA	4,200	63,174
Banco Bradesco SA (PN)	53,600	844,489
Banco do Brasil SA	32,000	341,419
Banco Santander SA (Brasil) unit	21,700	149,044
BM&F Bovespa SA	54,400	348,194
BR Malls Participacoes SA	12,700	166,953
Bradespar SA (PN)	6,600	97,487
Brasil Foods SA	24,000	436,621
Braskem SA (PN-A)	4,200	27,751
BTG Pactual Participations Ltd. unit	2,600	40,964
CCR SA	36,400	320,083
CCX Carvao da Colombia SA (a)	1,300	1,408
Centrais Eletricas Brasileiras SA (Electrobras)	15,400	84,542
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	7,200	57,251
Cetip SA - Mercados Organizado	7,103	81,835
Cia.Hering SA	4,600	105,677
Cielo SA	7,220	178,629
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	3,500	160,607
Companhia de Bebidas das Americas (AmBev)	5,500	184,954
Companhia de Bebidas das Americas (AmBev) (PN)	28,600	1,168,755
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,200	135,465
Companhia de Transmissao de Energia Eletrica Paulista (PN)	900	14,424
Companhia Energetica de Minas Gerais (CEMIG)	2,650	28,835
Companhia Energetica de Minas Gerais (CEMIG) (PN)	12,725	152,245
Companhia Energetica de Sao Paulo Series A	4,200	37,739
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel (PN-B)	3,400	$ 50,220
Companhia Siderurgica Nacional SA (CSN)	30,800	170,298
Cosan SA Industria e Comercio	4,600	88,215
CPFL Energia SA	8,500	98,767
Cyrela Brazil Realty SA	8,800	74,610
Duratex SA	7,800	54,265
Ecorodovias Infraestrutura e Logistica SA	4,100	35,811
Embraer SA	20,800	145,422
Energias do Brasil SA	5,900	36,892
Fibria Celulose SA (a)	6,300	53,476
Gerdau SA	4,700	34,179
Gerdau SA (PN)	24,000	209,744
Hypermarcas SA (a)	13,000	103,370
Itau Unibanco Holdings SA	7,100	92,986
Itau Unibanco Holdings SA	63,000	921,248
Itausa-Investimentos Itau SA (PN)	82,850	363,046
JBS SA (a)	25,300	81,840
Klabin SA (PN) (non-vtg.)	17,300	101,617
Light SA	1,900	20,440
Localiza Rent A Car SA	4,200	73,617
Lojas Americanas SA	6,146	46,601
Lojas Americanas SA (PN)	16,096	134,724
Lojas Renner SA	3,400	125,886
Metalurgica Gerdau SA (PN)	7,200	80,683
MMX Mineracao e Metalicos SA (a)	6,200	12,271
MPX Mineracao e Energia SA (a)	4,200	22,189
MRV Engenharia e Participacoes SA	10,000	50,713
Multiplan Empreendimentos Imobiliarios SA	2,200	64,449
Natura Cosmeticos SA	6,000	159,967
OGX Petroleo e Gas Participacoes SA (a)	35,600	82,556
Oi SA	8,000	37,813
Oi SA (PN)	32,500	130,253
OSX Brasil SA (a)	2,100	11,839
OSX Brasil SA rights 11/26/12 (a)	96	1
PDG Realty SA Empreendimentos e Participacoes	36,700	61,798
Petroleo Brasileiro SA - Petrobras:
(ON)	104,100	1,101,967
(PN) (non-vtg.)	155,100	1,588,380
Porto Seguro SA	3,200	34,032
Souza Cruz SA	12,900	168,312
Sul America SA unit	3,459	27,249
Telefonica Brasil SA	6,300	139,583
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA	26,900	$ 95,360
Tractebel Energia SA	7,600	130,967
Ultrapar Participacoes SA	11,200	234,913
Usinas Siderurgicas de Minas Gerais SA - Usiminas	4,900	25,621
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	14,600	70,518
Vale SA	44,100	813,148
Vale SA (PN-A)	59,900	1,072,039
Weg SA	6,800	78,109
TOTAL BRAZIL		14,778,836
Cayman Islands - 0.4%
China Resources Cement Holdings Ltd.	50,000	34,000
China Resources Land Ltd.	66,000	150,734
China State Construction International Holdings Ltd.	44,000	52,402
MStar Semiconductor, Inc.	13,000	110,151
TPK Holding Co. Ltd.	6,775	85,122
TOTAL CAYMAN ISLANDS		432,409
Chile - 2.4%
AES Gener SA	61,932	36,813
Banco de Chile	980,024	146,225
Banco de Credito e Inversiones	1,177	75,833
Banco Santander Chile	2,143,046	148,096
CAP SA	3,194	110,109
Cencosud SA	28,153	153,652
Colbun SA (a)	202,138	56,396
Compania Cervecerias Unidas SA	3,190	46,410
Compania de Petroleos de Chile SA (COPEC)	14,512	208,172
CorpBanca SA	4,509,569	59,000
Embotelladora Andina SA Class B	4,559	28,805
Empresa Nacional de Electricidad SA	110,195	177,379
Empresa Nacional de Electricidad SA sponsored ADR	203	9,718
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,806	57,152
Empresas CMPC SA	45,355	173,917
Enersis SA	349,802	119,739
Enersis SA sponsored ADR	300	5,082
Lan Airlines SA	8,615	211,369
SACI Falabella	19,891	204,016
Sociedad Matriz Banco de Chile Class B	160,735	58,294
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA:
(PN-B)	3,100	$ 179,628
(PN-B) sponsored ADR	168	9,719
TOTAL CHILE		2,275,524
China - 11.6%
Agricultural Bank China Ltd. (H Shares)	642,000	278,336
Air China Ltd. (H Shares)	60,000	42,580
Aluminum Corp. of China Ltd. (H Shares) (a)	122,000	52,847
Angang Steel Co. Ltd. (H Shares) (a)	28,000	16,800
Anhui Conch Cement Co. Ltd. (H Shares)	36,000	124,489
Anhui Expressway Co. Ltd. (H Shares)	20,000	9,600
Anhui Gujing Distillery Co. Ltd. (B Shares)	1,600	4,930
Bank Communications Co. Ltd. (H Shares)	294,000	210,161
Bank of China Ltd. (H Shares)	2,329,000	958,640
BBMG Corp. (H Shares)	30,500	26,210
Beijing Capital International Airport Co. Ltd. (H Shares)	48,000	30,906
Beijing North Star Co. Ltd. (H Shares)	26,000	5,401
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,912
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	11,036
BYD Co. Ltd. (H Shares) (a)	14,000	27,639
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	39,800	53,614
China BlueChemical Ltd. (H Shares)	52,000	32,944
China CITIC Bank Corp. Ltd. (H Shares)	308,000	157,377
China Coal Energy Co. Ltd. (H Shares)	121,000	120,219
China Communications Construction Co. Ltd. (H Shares)	127,000	119,133
China Communications Services Corp. Ltd. (H Shares)	54,000	30,449
China Construction Bank Corp. (H Shares)	2,005,000	1,510,855
China Cosco Holdings Co. Ltd. (H Shares) (a)	69,000	34,277
China Eastern Airlines Corp. Ltd. (H Shares) (a)	58,000	20,148
China International Marine Containers (Group) Ltd. (B Shares)	53,000	65,241
China Life Insurance Co. Ltd. (H Shares)	207,000	608,686
China Longyuan Power Grid Corp. Ltd. (H Shares)	34,000	22,155
China Merchants Bank Co. Ltd. (H Shares)	106,000	198,048
China Merchants Property Development Co. Ltd. (B Shares)	6,900	13,978
China Minsheng Banking Corp. Ltd. (H Shares)	159,000	144,638
China Molybdenum Co. Ltd. (H Shares) (a)	32,000	13,708
China National Building Materials Co. Ltd. (H Shares)	76,000	96,887
China National Materials Co. Ltd. (H Shares)	42,000	13,169
China Oilfield Services Ltd. (H Shares)	42,000	79,664
China Pacific Insurance Group Co. Ltd. (H Shares)	65,200	204,432
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	468,000	$ 493,215
China Railway Construction Corp. Ltd. (H Shares)	60,500	60,109
China Railway Group Ltd. (H Shares)	124,000	63,200
China Shenhua Energy Co. Ltd. (H Shares)	95,500	406,643
China Ship Container Lines Co. Ltd. (H Shares) (a)	124,000	33,120
China Shipping Development Co. Ltd. (H Shares)	40,000	21,006
China Southern Airlines Ltd. (H Shares)	54,000	25,571
China Telecom Corp. Ltd. (H Shares)	452,000	267,426
China Vanke Co. Ltd. (B Shares)	34,900	45,527
Chongqing Changan Automobile Co. Ltd. (B Shares)	26,700	10,645
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	71,000	33,347
CITIC Securities Co. Ltd. (H Shares)	25,500	47,841
CSG Holding Co. Ltd. (B Shares)	20,900	13,187
CSR Corp. Ltd. (H Shares)	48,000	37,285
Datang International Power Generation Co. Ltd. (H Shares)	78,000	27,778
Dazhong Transport Group Co. Ltd. (B Shares)	14,300	6,850
Dongfang Electric Corp. Ltd. (H Shares)	10,800	18,088
Dongfeng Motor Group Co. Ltd. (H Shares)	72,000	89,187
Double Coin Holdings Ltd. (B Shares)	2,600	1,375
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	4,465
Great Wall Motor Co. Ltd. (H Shares)	28,500	78,329
Guangdong Electric Power Development Co. Ltd.	18,600	8,856
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	14,900	4,556
Guangshen Railway Co. Ltd. (H Shares)	36,000	12,403
Guangzhou Automobile Group Co. Ltd. (H Shares)	54,000	36,998
Guangzhou Pharmaceutical Ltd. (H Shares)	6,000	11,659
Guangzhou R&F Properties Co. Ltd. (H Shares)	22,000	27,053
Guangzhou Shipyard International Ltd. (H Shares) (a)	8,000	6,018
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,550
Haitong Securities Co. Ltd. (H Shares)	30,400	38,990
Harbin Power Equipment Co. Ltd. (H Shares)	14,000	11,579
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	4,512
Huadian Power International Corp. Ltd. (H Shares) (a)	38,000	9,659
Huaneng Power International, Inc. (H Shares)	94,000	75,099
Industrial & Commercial Bank of China Ltd. (H Shares)	1,812,000	1,199,419
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	14,000	12,292
Inner Mongolia Yitai Coal Co. Ltd.:
(B Shares)	16,481	89,558
(H Shares) (a)	7,500	40,790
Jiangling Motors Corp. Ltd. (B Shares)	900	1,737
Jiangsu Expressway Co. Ltd. (H Shares)	28,000	24,134
Common Stocks - continued
	Shares	Value
China - continued
Jiangxi Copper Co. Ltd. (H Shares)	40,000	$ 103,483
Jinzhou Port Co. Ltd. (B Shares) (a)	11,000	3,751
Lianhua Supermarket Holdings Ltd. (H Shares)	14,000	11,308
Maanshan Iron & Steel Ltd. (H Shares) (a)	50,000	12,903
Metallurgical Corp. China Ltd. (H Shares) (a)	97,000	18,023
New China Life Insurance Co. Ltd. (H Shares)	11,700	38,798
PetroChina Co. Ltd. (H Shares)	586,000	795,154
PICC Property & Casualty Co. Ltd. (H Shares)	102,008	135,834
Ping An Insurance Group Co. China Ltd. (H Shares)	65,500	518,926
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	16,300	6,478
(H Shares)	11,500	4,259
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	64,908
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	5,506
Shanghai Electric Group Co. Ltd. (H Shares)	66,000	26,826
Shanghai Friendship Group, Inc. (B Shares)	4,900	5,326
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	4,268
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	5,352
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	6,540	4,578
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	5,805
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	15,700	15,543
Shanghai Pharma Holding Co. Ltd. (H Shares)	15,000	27,793
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,143
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	5,051
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	7,632
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	5,884
Shenzhen Expressway Co. (H Shares)	24,000	9,104
Sichuan Expressway Co. Ltd. (H Shares)	26,000	8,454
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	72,000	20,624
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	38,000	7,992
Sinopharm Group Co. Ltd. (H Shares)	19,600	65,881
Sinotrans Ltd. (H Shares)	61,000	9,445
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	3,270
Travelsky Technology Ltd. (H Shares)	32,000	16,516
Tsingtao Brewery Co. Ltd. (H Shares)	14,000	75,690
Weichai Power Co. Ltd. (H Shares)	13,800	48,878
Weifu High-Technology Co. Ltd. (B Shares)	4,200	10,248
Weiqiao Textile Co. Ltd. (H Shares)	22,500	8,797
Wumart Stores, Inc. (H Shares)	17,000	30,183
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	5,020	$ 25,450
Yanzhou Coal Mining Co. Ltd. (H Shares)	56,000	83,475
Zhaojin Mining Industry Co. Ltd. (H Shares)	22,500	37,742
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	33,535
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	24,900	13,571
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	15,000	44,129
Zijin Mining Group Co. Ltd. (H Shares)	170,000	68,438
ZTE Corp. (H Shares)	16,800	23,672
TOTAL CHINA		11,230,791
Colombia - 1.0%
Almacenes Exito SA	6,461	123,170
BanColombia SA:
sponsored ADR	76	4,866
(PN)	9,112	145,353
Cementos Argos SA	10,403	49,750
Corp. Financiera Colombiana SA	2,528	48,027
Ecopetrol SA	124,566	370,618
Grupo de Inversiones Suramerica	6,293	122,853
Interconexion Electrica SA ESP	8,382	45,393
Isagen SA	19,497	27,355
TOTAL COLOMBIA		937,385
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	6,027	222,210
Komercni Banka A/S	421	85,918
Telefonica Czech Rep A/S	3,667	73,037
TOTAL CZECH REPUBLIC		381,165
Egypt - 0.5%
Alexandria Mineral Oils Co.	354	4,517
Commercial International Bank Ltd.	15,058	93,612
Commercial International Bank Ltd. sponsored GDR	1,510	9,211
EFG-Hermes Holding SAE	15,045	28,872
Egyptian Kuwaiti Holding	27,023	34,049
El Ezz Steel Rebars SAE	13,312	22,214
Elsewedy Electric Co.	2,725	11,836
National Societe Generale Bank	3,468	25,815
Orascom Construction Industries SAE	2,568	107,972
Orascom Construction Industries SAE GDR	209	8,548
Orascom Telecom Holding SAE (a)	74,368	43,800
Orascom Telecom Media & Technology Holding SAE	108,153	10,616
Sidi Kerir Petrochemcials Co.	6,102	13,307
Common Stocks - continued
	Shares	Value
Egypt - continued
Talaat Moustafa Group Holding (a)	43,609	$ 34,174
Telecom Egypt SAE	5,690	12,846
TOTAL EGYPT		461,389
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	15,500	100,099
China Agri-Industries Holdings Ltd.	42,000	26,284
China Everbright Ltd.	22,000	32,020
China Insurance International Holdings Co. Ltd. (a)	23,800	40,782
China Merchant Holdings International Co. Ltd.	34,847	115,556
China Mobile Ltd.	154,000	1,708,129
China Mobile Ltd. sponsored ADR	2,600	144,014
China Overseas Land & Investment Ltd.	112,000	293,366
China Resources Enterprise Ltd.	32,000	104,051
China Resources Power Holdings Co. Ltd.	52,000	111,380
China Unicom Ltd.	198,000	319,201
CITIC Pacific Ltd.	28,000	35,695
CNOOC Ltd.	457,000	940,495
CNOOC Ltd. sponsored ADR	400	82,220
Far East Horizon Ltd.	34,000	24,041
Franshion Properties China Ltd.	100,000	30,580
Guangdong Investment Ltd.	54,000	44,175
Lenovo Group Ltd.	218,000	175,243
Poly (Hong Kong) Investments Ltd. (a)	46,000	27,956
Shanghai Industrial Holdings Ltd.	15,000	48,193
Shenzhen Investment Ltd.	74,628	19,836
Sino-Ocean Land Holdings Ltd.	113,722	71,314
Sinotruk Hong Kong Ltd.	22,000	12,632
Yuexiu Property Co. Ltd.	196,000	53,868
TOTAL HONG KONG		4,561,130
Hungary - 0.4%
Magyar Telekom PLC	13,434	24,884
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,184	189,688
OTP Bank PLC	7,614	144,519
Richter Gedeon PLC	377	70,316
TOTAL HUNGARY		429,407
India - 1.2%
Adani Enterprises Ltd. (a)	2,129	8,521
Adani Power Ltd. (a)	2,900	2,598
Ambuja Cements Ltd.	1,149	4,329
Ashok Leyland Ltd.	20,233	8,818
Common Stocks - continued
	Shares	Value
India - continued
Asian Paints India Ltd.	118	$ 8,490
Axis Bank Ltd.	1,357	29,826
Bajaj Auto Ltd.	287	9,689
Bank of Baroda	600	8,092
Bank of India	707	3,633
Bharat Heavy Electricals Ltd.	2,073	8,661
Bharat Petroleum Corp. Ltd.	2,037	12,779
Bharti Airtel Ltd.	5,410	27,113
Cairn India Ltd.	1,791	11,201
Canara Bank (a)	467	3,480
Cipla Ltd.	1,576	10,641
Coal India Ltd.	2,268	14,597
Colgate-Palmolive (India)	429	10,250
Dabur India Ltd.	4,153	9,598
DLF Ltd.	2,085	7,859
Dr. Reddy's Laboratories Ltd.	291	9,477
GAIL India Ltd.	1,626	10,544
GlaxoSmithKline Pharmaceuticals Ltd.	100	3,726
Glenmark Pharmaceuticals Ltd. (a)	1,036	8,247
GMR Infrastructure Ltd. (a)	13,935	5,193
Great Eastern Shipping Co. Ltd.	500	2,389
HCL Technologies Ltd.	795	8,984
HDFC Bank Ltd.	4,001	46,980
Hero Motocorp Ltd.	163	5,695
Hindalco Industries Ltd.	3,132	6,784
Hindustan Unilever Ltd.	3,012	30,599
Hindustan Zinc Ltd.	1,200	2,986
Housing Development Finance Corp. Ltd.	3,935	55,754
ICICI Bank Ltd.	1,984	38,604
IDBI Bank Ltd.	1,500	2,587
Indiabulls Financial Services Ltd.	2,000	9,291
Infosys Ltd.	2,249	98,443
Infrastructure Development Finance Co. Ltd.	5,601	16,890
ITC Ltd.	22,898	120,246
Jaiprakash Associates Ltd.	3,689	5,989
Jindal Steel & Power Ltd.	844	6,092
JSW Steel Ltd. (a)	610	8,373
Kotak Mahindra Bank Ltd. (a)	770	8,640
Larsen & Toubro Ltd.	740	22,375
Lupin Ltd. (a)	675	7,106
Mahindra & Mahindra Ltd.	968	15,912
Maruti Suzuki India Ltd.	330	8,819
Common Stocks - continued
	Shares	Value
India - continued
Mphasis BFL Ltd. (a)	900	$ 6,474
Mundra Port and SEZ Ltd.	2,738	6,475
Nestle India Ltd.	108	9,434
NTPC Ltd.	4,908	15,083
Oil & Natural Gas Corp. Ltd.	7,238	36,119
Oil India Ltd.	500	4,491
Oracle Finance Services Software Ltd. (a)	100	5,390
Power Grid Corp. of India Ltd.	3,719	7,880
Reliance Capital Ltd.	883	6,268
Reliance Communication Ltd.	4,164	4,179
Reliance Industries Ltd.	6,360	95,214
Reliance Power Ltd. (a)	3,930	6,753
Rural Electrification Corp. Ltd.	2,279	9,122
Satyam Computer Services Ltd. (a)	5,508	11,179
Shriram Transport Finance Co. Ltd.	264	3,067
Siemens India Ltd.	747	9,539
State Bank of India	441	17,296
Sterlite Industries (India) Ltd.	4,276	7,876
Sun Pharmaceutical Industries Ltd.	1,169	15,082
Suzlon Energy Ltd. (a)	7,736	2,272
Tata Chemicals Ltd. (a)	1,100	6,470
Tata Consultancy Services Ltd.	1,257	30,733
Tata Motors Ltd.	3,338	15,873
Tata Power Co. Ltd.	4,421	8,714
Tata Steel Ltd.	1,562	11,386
Titan Industries Ltd.	2,209	10,646
Ultratech Cemco Ltd.	401	14,877
Union Bank of India	1,600	5,818
Unitech Ltd. (a)	14,034	6,025
United Spirits Ltd.	235	5,135
Wipro Ltd.	1,782	11,516
Zee Entertainment Enterprises Ltd. (a)	1,826	6,424
TOTAL INDIA		1,179,710
Indonesia - 3.2%
PT Adaro Energy Tbk	360,500	51,419
PT Aneka Tambang Tbk	117,500	15,658
PT Astra Agro Lestari Tbk	11,000	23,993
PT Astra International Tbk	841,500	705,262
PT Bank Central Asia Tbk	343,500	293,252
PT Bank Danamon Indonesia Tbk Series A	60,500	38,423
PT Bank Mandiri (Persero) Tbk	261,500	224,609
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Negara Indonesia (Persero) Tbk	163,500	$ 65,536
PT Bank Rakyat Indonesia Tbk	334,500	257,708
PT Bumi Resources Tbk	573,500	39,407
PT Charoen Pokphand Indonesia Tbk	215,000	69,950
PT Gudang Garam Tbk	16,500	84,432
PT Indo Tambangraya Megah Tbk	10,000	42,322
PT Indocement Tunggal Prakarsa Tbk	29,000	64,612
PT Indofood Sukses Makmur Tbk	100,000	59,344
PT Indofood Sukses Makmur Tbk	36,500	27,171
PT Indosat Tbk	71,000	48,048
PT International Nickel Indonesia Tbk	69,000	19,396
PT Jasa Marga Tbk	48,000	28,985
PT Kalbe Farma Tbk	1,049,000	105,937
PT Perusahaan Gas Negara Tbk Series B	266,500	129,018
PT Semen Gresik (Persero) Tbk	81,500	126,428
PT Tambang Batubbara Bukit Asam Tbk	26,000	43,311
PT Telkomunikasi Indonesia Tbk Series B	276,000	280,321
PT Unilever Indonesia Tbk	42,000	113,909
PT United Tractors Tbk	75,500	165,856
TOTAL INDONESIA		3,124,307
Luxembourg - 0.1%
Brait SA	14,754	58,025
Malaysia - 4.8%
AirAsia Bhd	54,700	54,413
AMMB Holdings Bhd	63,000	131,957
Astro Malaysia Holdings Bhd	45,000	40,036
Axiata Group Bhd	174,300	373,663
Berjaya Sports Toto Bhd	31,900	46,499
British American Tobacco (Malaysia) Bhd	3,800	78,894
Bumi Armada Bhd	21,200	27,283
Bumiputra-Commerce Holdings Bhd	157,300	394,025
DiGi.com Bhd	163,400	284,850
Felda Global Ventures Holdings Bhd	31,400	48,244
Gamuda Bhd	54,700	64,828
Genting Bhd	75,700	219,943
Genting Malaysia Bhd	82,800	97,588
Hong Leong Bank Bhd	15,500	74,701
IHH Healthcare Bhd	63,600	68,277
IJM Corp. Bhd	35,600	58,554
IOI Corp. Bhd	131,700	218,779
Kuala Lumpur Kepong Bhd	15,800	111,108
Common Stocks - continued
	Shares	Value
Malaysia - continued
Lafarge Malayan Cement Bhd	10,300	$ 32,969
Malayan Banking Bhd	168,396	499,217
Malaysia Marine and Heavy Engineering Sdn Bhd	10,500	16,650
Malaysian Plantations Bhd	31,300	41,822
Maxis Bhd	62,000	141,668
MMC Corp. Bhd	36,200	31,018
Parkson Holdings Bhd	15,300	24,361
Petronas Chemicals Group Bhd	88,900	189,708
Petronas Dagangan Bhd	8,700	63,065
Petronas Gas Bhd	22,000	141,563
PPB Group Bhd	15,500	68,493
Public Bank Bhd (For. Reg.)	29,100	151,710
RHB Capital Bhd	19,679	48,455
Sime Darby Bhd	126,000	404,557
SP Setia Bhd	19,700	23,348
Telekom Malaysia Bhd	32,500	63,805
Tenaga Nasional Bhd	39,400	89,898
UEM Land Holdings Bhd (a)	43,700	30,415
UMW Holdings Bhd	24,100	78,962
YTL Corp. Bhd	147,186	84,562
YTL Power International Bhd	71,800	38,422
TOTAL MALAYSIA		4,658,310
Mexico - 5.9%
Alfa SA de CV Series A	71,500	131,871
America Movil SAB de CV Series L	1,089,500	1,383,717
CEMEX SA de CV unit	295,004	267,428
Coca-Cola FEMSA SAB de CV Series L	12,400	158,935
Embotelladoras Arca SAB de CC	22,200	161,083
Fomento Economico Mexicano SAB de CV unit	60,600	545,743
Grupo Bimbo SAB de CV Series A	64,600	150,474
Grupo Carso SA de CV Series A1	18,000	65,146
Grupo Elektra SA de CV	1,875	77,264
Grupo Financiero Banorte SAB de CV Series O	65,000	361,139
Grupo Financiero Inbursa SAB de CV Series O	54,900	146,202
Grupo Financiero Santander Mexico SAB de CV	44,500	121,361
Grupo Mexico SA de CV Series B	109,507	350,918
Grupo Modelo SAB de CV Series C	17,400	153,350
Grupo Televisa SA de CV	80,400	365,466
Industrias Penoles SA de CV	4,450	221,701
Kimberly-Clark de Mexico SA de CV Series A	34,500	82,838
Mexichem SAB de CV	43,827	217,194
Common Stocks - continued
	Shares	Value
Mexico - continued
Minera Frisco SAB de CV (a)	21,700	$ 86,359
Organizacion Soriana Sab de CV Series B	9,800	32,931
Wal-Mart de Mexico SA de CV Series V	198,000	584,746
TOTAL MEXICO		5,665,866
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	3,905	28,238
Managem	49	9,030
TOTAL MOROCCO		37,268
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	18,965	22,813
MCB Bank Ltd.	17,301	34,097
National Bank of Pakistan	18,837	8,924
Oil & Gas Development Co. Ltd.	14,117	26,809
Pakistan Petroleum Ltd.	11,661	21,040
TOTAL PAKISTAN		113,683
Peru - 0.3%
Compania de Minas Buenaventura SA	2,874	102,029
Compania de Minas Buenaventura SA sponsored ADR	2,858	102,202
Volcan Compania Minera Saa Class B	58,577	57,187
TOTAL PERU		261,418
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	60,600	71,142
Aboitiz Power Corp.	54,300	43,731
Alliance Global Group, Inc.	131,200	47,500
Ayala Corp.	4,950	53,354
Ayala Land, Inc.	155,100	88,871
Bank of the Philippine Islands (BPI)	39,230	77,315
BDO Unibank, Inc.	39,292	61,185
DMCI Holdings, Inc.	26,200	34,423
Globe Telecom, Inc.	930	25,796
Jollibee Food Corp.	9,990	25,692
Metropolitan Bank & Trust Co.	20,820	48,124
Philippine Long Distance Telephone Co.	1,265	81,374
PNOC Energy Development Corp.	267,500	43,412
San Miguel Corp.	32,070	85,130
SM Investments Corp.	5,000	97,689
SM Prime Holdings, Inc.	191,800	67,667
TOTAL PHILIPPINES		952,405
Common Stocks - continued
	Shares	Value
Poland - 1.4%
Bank Handlowy w Warszawie SA	958	$ 27,891
Bank Polska Kasa Opieki SA	2,931	140,736
BRE Bank SA (a)	398	37,548
ENEA SA	3,107	14,987
Getin Noble Bank SA	25,206	13,106
ING Bank Slaski SA (a)	1,237	33,708
Jastrzebska Spolka Weglowa SA	1,129	30,695
KGHM Polska Miedz SA (Bearer)	4,079	205,442
Polish Oil & Gas Co.	49,747	61,548
Polska Grupa Energetyczna SA	20,682	112,069
Polski Koncern Naftowy Orlen SA (a)	8,864	121,605
Powszechna Kasa Oszczednosci Bank SA	17,270	193,058
Powszechny Zaklad Ubezpieczen SA	1,807	211,113
Synthos SA	12,767	21,194
Tauron Polska Energia SA	38,589	53,303
Telekomunikacja Polska SA	17,932	67,737
TVN SA	4,752	10,419
TOTAL POLAND		1,356,159
Russia - 6.3%
Aeroflot - Russian Airlines (a)	14,310	18,222
Federal Grid Co. Unified Energy System JSC (a)	7,127,650	46,462
Gazprom OAO sponsored ADR (Reg. S)	132,063	1,206,395
Inter Rao Ues JSC (a)	57,216,645	46,345
Interregional Distribution Grid Companies Holding JSC (a)	478,650	28,339
LSR Group OJSC GDR (Reg. S)	4,886	23,526
Lukoil Oil Co. sponsored ADR (United Kingdom)	17,786	1,075,164
Magnit OJSC GDR (Reg. S)	9,346	331,783
Magnitogorsk Iron & Steel Works OJSC unit (a)	3,114	13,428
Mobile TeleSystems OJSC sponsored ADR	14,142	242,394
Mosenergo AO (a)	234,037	10,313
NOMOS-BANK OJSC GDR (Reg. S) (a)	1,318	17,582
Norilsk Nickel OJSC ADR	13,047	200,141
NOVATEK OAO GDR (Reg. S)	2,489	283,746
Novolipetsk Steel OJSC GDR (Reg. S)	1,758	33,209
OGK-4 OJSC (a)	552,669	45,404
Pharmstandard OJSC unit (a)	2,170	31,899
PIK Group GDR (Reg. S) unit (a)	2,340	5,054
Raspadskaya OAO (a)	6,032	11,895
Rosneft Oil Co. OJSC GDR (Reg. S)	37,973	281,000
Rostelecom sponsored ADR	6,743	154,415
RusHydro JSC sponsored ADR	30,613	72,675
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	39,030	$ 114,257
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	65,808	773,902
Severstal JSC GDR (Reg. S)	4,808	58,321
Sistema JSFC sponsored GDR	4,134	75,859
Surgutneftegaz JSC sponsored ADR	19,433	169,067
Tatneft OAO sponsored ADR	7,472	289,465
TGK-1 OAO (a)	38,530,033	7,764
TMK OAO GDR (Reg. S)	1,733	25,700
Uralkali OJSC GDR (Reg. S)	6,983	273,594
VTB Bank JSC unit	36,547	125,941
TOTAL RUSSIA		6,093,261
South Africa - 9.8%
Absa Group Ltd.	9,956	159,835
Adcock Ingram Holdings Ltd.	5,226	34,898
Aeci Ltd.	3,819	32,523
African Bank Investments Ltd.	21,194	71,668
African Rainbow Minerals Ltd.	2,495	52,227
Allied Technologies Ltd.	1,705	7,866
Anglo Platinum Ltd.	2,293	106,576
AngloGold Ashanti Ltd.	10,619	358,766
ArcelorMittal South Africa Ltd. (a)	5,150	19,838
Aspen Pharmacare Holdings Ltd.	9,258	168,703
Assore Ltd.	1,201	49,588
Aveng Ltd.	9,526	33,992
AVI Ltd.	9,793	64,582
Barloworld Ltd.	6,562	53,166
Bidvest Group Ltd.	9,140	218,152
Capital Property Fund	43,517	50,088
Capitec Bank Holdings Ltd.	1,356	29,870
Capitec Bank Holdings Ltd. rights 11/9/12 (a)	137	482
Clicks Group Ltd.	7,340	50,606
Coronation Fund Managers Ltd.	5,921	22,842
DataTec Ltd.	5,704	35,392
Discovery Holdings Ltd.	8,233	52,718
Exxaro Resources Ltd.	3,922	78,479
FirstRand Ltd.	115,781	384,305
Foschini Ltd.	6,387	92,733
Fountainhead Property Trust	27,465	25,309
Gold Fields Ltd.	20,210	251,090
Grindrod Ltd.	13,270	22,773
Common Stocks - continued
	Shares	Value
South Africa - continued
Growthpoint Properties Ltd.	48,842	$ 132,996
Harmony Gold Mining Co. Ltd.	12,116	99,266
Hyprop Investments Ltd.	4,885	37,747
Illovo Sugar Ltd.	5,773	21,080
Impala Platinum Holdings Ltd.	17,491	314,693
Imperial Holdings Ltd.	5,840	132,673
Investec Ltd.	7,128	41,926
JD Group Ltd.	3,215	17,168
JSE Ltd.	2,211	17,934
Kumba Iron Ore Ltd.	2,702	168,901
Lewis Group Ltd.	2,476	19,704
Liberty Holdings Ltd.	4,319	50,096
Life Healthcare Group Holdings Ltd.	28,913	109,341
Massmart Holdings Ltd.	2,928	58,893
Mediclinic International Ltd.	11,113	60,431
MMI Holdings Ltd.	32,901	79,571
Mondi Ltd.	3,406	36,846
Mr Price Group Ltd.	6,605	102,038
MTN Group Ltd.	52,551	947,544
Murray & Roberts Holdings Ltd. (a)	14,215	36,805
Nampak Ltd.	19,755	65,845
Naspers Ltd. Class N	11,453	743,544
Nedbank Group Ltd.	7,072	145,997
Netcare Ltd.	39,842	82,711
Northam Platinum Ltd.	7,182	27,003
Palabora Mining Co. Ltd.	376	3,666
Pick 'n Pay Stores Ltd.	5,782	28,281
Pick 'n Pay Holdings Ltd.	5,919	12,677
Pretoria Portland Cement Co. Ltd.	15,506	51,844
Remgro Ltd.	13,743	235,373
Reunert Ltd.	5,976	52,643
RMB Holdings Ltd.	30,479	133,718
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	13,057
Sanlam Ltd.	58,984	263,469
Santam Ltd.	1,162	24,257
Sappi Ltd. (a)	15,655	44,289
Sasol Ltd.	17,937	764,118
Shoprite Holdings Ltd.	15,732	323,507
Spar Group Ltd.	4,816	67,624
Standard Bank Group Ltd.	44,275	546,937
Steinhoff International Holdings Ltd.	48,849	164,170
Sun International Ltd.	3,121	34,735
Common Stocks - continued
	Shares	Value
South Africa - continued
Telkom SA Ltd. (a)	9,034	$ 19,015
Tiger Brands Ltd.	3,992	126,887
Tongaat Hulett Ltd.	3,049	47,824
Truworths International Ltd.	12,795	139,303
Vodacom Group Ltd.	12,312	155,202
Wilson Bayly Holmes-Ovcon Ltd.	1,294	21,207
Woolworths Holdings Ltd.	23,328	175,956
TOTAL SOUTH AFRICA		9,529,579
Taiwan - 11.8%
Acer, Inc. (a)	77,000	59,575
Advanced Semiconductor Engineering, Inc.	206,940	156,177
Advantech Co. Ltd.	12,000	41,493
Asia Cement Corp.	71,740	89,399
ASUSTeK Computer, Inc.	21,000	225,026
AU Optronics Corp. (a)	241,000	91,243
Capital Securities Corp.	77,195	25,688
Catcher Technology Co. Ltd.	20,000	86,957
Cathay Financial Holding Co. Ltd.	233,250	234,368
Cathay Real Estate Development Co. Ltd.	35,000	16,116
Chang Hwa Commercial Bank	109,440	55,263
Cheng Shin Rubber Industry Co. Ltd.	58,380	146,100
Cheng Uei Precision Industries Co. Ltd.	11,109	24,606
Chicony Electronics Co. Ltd.	16,910	37,108
Chimei Innolux Corp. (a)	195,698	73,027
China Airlines Ltd. (a)	60,043	23,433
China Development Finance Holding Corp.	385,800	86,247
China Motor Co. Ltd.	16,000	14,406
China Steel Corp.	315,895	271,447
Chinatrust Financial Holding Co. Ltd.	343,751	189,469
Chunghwa Telecom Co. Ltd.	107,000	334,820
Compal Communications, Inc. (a)	8,000	7,135
Compal Electronics, Inc.	124,000	78,110
Coretronic Corp.	19,000	13,757
Delta Electronics, Inc.	65,000	222,082
E Sun Financial Holdings Co. Ltd.	96,150	48,223
Epistar Corp.	21,000	33,430
Eternal Chemical Co. Ltd.	21,000	16,356
EVA Airways Corp.	42,900	24,894
Evergreen Marine Corp. (Taiwan) (a)	39,000	20,094
Far Eastern International Bank	54,776	20,159
Far Eastern Textile Ltd.	109,730	113,637
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far EasTone Telecommunications Co. Ltd.	44,000	$ 101,527
Feng Hsin Iron & Steel Co.	20,000	31,633
First Financial Holding Co. Ltd.	177,180	100,691
Formosa Chemicals & Fibre Corp.	121,000	286,655
Formosa Petrochemical Corp.	52,000	151,318
Formosa Plastics Corp.	171,000	465,991
Formosa Taffeta Co. Ltd.	41,000	36,143
Foxconn Technology Co. Ltd.	33,450	116,233
Fubon Financial Holding Co. Ltd.	195,334	200,617
Giant Manufacturing Co. Ltd.	7,000	36,186
Hon Hai Precision Industry Co. Ltd. (Foxconn)	329,300	999,963
Hotai Motor Co. Ltd.	11,000	78,329
HTC Corp.	24,000	173,365
Hua Nan Financial Holdings Co. Ltd.	189,205	99,428
Inotera Memories, Inc. (a)	67,000	9,106
Inventec Corp.	101,865	34,838
Largan Precision Co. Ltd.	3,000	63,882
LITE-ON IT Corp.	14,069	11,800
LITE-ON Technology Corp.	59,405	75,654
Macronix International Co. Ltd.	90,101	23,443
MediaTek, Inc.	37,000	411,041
Mega Financial Holding Co. Ltd.	246,575	179,381
Nan Ya Plastics Corp.	216,000	380,828
Nan Ya Printed Circuit Board Corp.	7,000	8,040
Novatek Microelectronics Corp.	13,000	48,956
Oriental Union Chemical Corp.	14,300	15,176
Pegatron Corp. (a)	44,000	55,584
Pou Chen Corp.	83,000	83,966
President Chain Store Corp.	22,000	108,833
President Securities Corp.	25,500	13,750
Quanta Computer, Inc.	82,000	187,525
Realtek Semiconductor Corp.	11,110	20,919
Shin Kong Financial Holding Co. Ltd. (a)	168,000	43,539
Siliconware Precision Industries Co. Ltd.	85,000	82,604
Sinopac Holdings Co.	199,089	77,018
Synnex Technology International Corp.	43,000	90,976
Taishin Financial Holdings Co. Ltd.	183,148	65,522
Taiwan Business Bank	99,200	27,610
Taiwan Cement Corp.	104,000	133,338
Taiwan Cooperative Financial Holding Co. Ltd.	172,078	89,544
Taiwan Fertilizer Co. Ltd.	22,000	52,420
Taiwan Glass Industry Corp.	50,475	48,298
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	46,900	$ 163,773
Taiwan Secom Co.	9,000	19,165
Taiwan Semiconductor Manufacturing Co. Ltd.	662,000	2,017,322
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	171,720
Tatung Co. Ltd. (a)	71,000	16,310
TECO Electric & Machinery Co. Ltd.	56,000	38,055
Ton Yi Industrial Corp.	27,000	15,205
Transcend Information, Inc.	6,000	15,098
U-Ming Marine Transport Corp.	9,000	13,649
Unified-President Enterprises Corp.	134,340	237,314
Unimicron Technology Corp.	43,000	44,016
United Microelectronics Corp.	350,000	129,789
Vanguard International Semiconductor Corp.	18,000	11,678
Walsin Lihwa Corp. (a)	94,000	25,745
Wan Hai Lines Ltd. (a)	29,000	14,197
Waterland Financial Holdings Co. Ltd.	53,189	16,097
Winbond Electronics Corp. (a)	81,000	10,926
Wistron Corp.	54,700	52,528
Yageo Corp.	65,000	18,826
Yang Ming Marine Transport Corp.	40,900	15,962
Yuanta Financial Holding Co. Ltd.	278,570	125,886
Yuen Foong Yu Paper Manufacturing Co.	35,000	14,259
Yulon Motor Co. Ltd.	33,000	57,730
TOTAL TAIWAN		11,446,765
Thailand - 2.5%
Advanced Info Service PCL	1,200	7,727
Advanced Info Service PCL (For. Reg.)	32,100	206,709
Airports of Thailand PCL (For. Reg.)	11,600	31,014
Bangkok Bank Public Co. Ltd. (For. Reg.)	13,200	77,900
Bangkok Dusit Medical Service PCL (For. Reg.)	7,500	26,043
Bank of Ayudhya PCL	7,200	6,984
Bank of Ayudhya PCL (For. Reg.)	70,300	68,191
Banpu PCL (For. Reg.)	2,600	33,231
BEC World PCL (For. Reg.)	27,100	52,132
Big C Supercenter PCL	2,000	12,227
Big C Supercenter PCL (For. Reg.)	7,000	42,794
C.P. ALL PCL (For. Reg.)	119,400	154,749
Central Pattana PCL	3,900	9,028
Central Pattana PCL (For. Reg.)	15,100	34,956
Charoen Pokphand Foods PCL (For. Reg.)	83,500	95,969
Delta Electronics PCL (For. Reg.)	46,000	43,870
Common Stocks - continued
	Shares	Value
Thailand - continued
Electricity Generating PCL (For. Reg.)	6,400	$ 27,336
Glow Energy PCL	3,900	9,092
Glow Energy PCL (For. Reg.)	13,800	32,172
Indorama Ventures PCL (For. Reg.)	34,700	30,265
IRPC Public Co. Ltd. (For. Reg.)	283,300	39,719
Kasikornbank PCL (For. Reg.)	32,400	190,153
Krung Thai Bank PCL (For. Reg.)	123,770	73,043
Land & House PCL	29,900	8,384
Land & House PCL (For. Reg.)	37,600	10,543
PTT Exploration and Production PCL (For. Reg.)	35,900	194,307
PTT Global Chemical PCL (For. Reg.)	44,939	89,380
PTT PCL	1,000	10,368
PTT PCL (For. Reg.)	22,900	237,437
Ratchaburi Electric Generating Holding PCL	12,000	21,030
Siam Cement PCL (For. Reg.)	8,100	109,866
Siam City Cement PCL (For. Reg.)	1,600	22,224
Siam Commercial Bank PCL (For. Reg.)	42,200	221,526
Siam Makro PCL (For. Reg.)	2,500	37,496
Thai Airways International PCL (For. Reg.) (a)	19,000	14,310
Thai Oil PCL	4,100	8,923
Thai Oil PCL (For. Reg.)	19,800	43,093
Thai Union Frozen Products PCL (For. Reg.)	12,080	28,359
TMB PCL (For. Reg.)	627,000	37,616
Total Access Communication PCL	12,700	35,922
Total Access Communication PCL (For. Reg.)	7,000	19,799
TOTAL THAILAND		2,455,887
Turkey - 2.0%
Akbank T.A.S.	56,017	270,007
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,149	92,278
Arcelik A/S	4,815	31,831
Bim Birlesik Magazalar A/S JSC	2,006	93,166
Coca-Cola Icecek A/S	1,865	36,208
Dogan Sirketler Grubu Holding A/S (a)	32,412	14,104
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	17,534	26,118
Enka Insaat ve Sanayi A/S	13,882	36,864
Eregli Demir ve Celik Fabrikalari T.A.S.	44,957	53,422
Ford Otomotiv Sanayi A/S	2,128	21,844
Haci Omer Sabanci Holding A/S	21,635	114,180
Koc Holding A/S	20,901	98,179
Koza Altin Isletmeleri A/S	900	19,582
Tofas Turk Otomobil Fabrikasi A/S	5,006	27,927
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Hava Yollari AO (a)	25,619	$ 59,313
Turk Sise ve Cam Fabrikalari A/S	12,767	18,661
Turk Telekomunikasyon A/S	15,364	59,999
Turkcell Iletisim Hizmet A/S (a)	24,353	148,786
Turkiye Garanti Bankasi A/S	57,121	272,779
Turkiye Halk Bankasi A/S	9,985	88,013
Turkiye Is Bankasi A/S Series C	37,923	129,055
Turkiye Petrol Rafinerile A/S	3,017	73,721
Turkiye Vakiflar Bankasi TAO	36,734	86,481
Yapi ve Kredi Bankasi A/S (a)	25,667	65,868
TOTAL TURKEY		1,938,386
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	37,104	33,235
Air Arabia PJSC (a)	72,187	13,423
Aldar Properties PJSC (a)	46,751	17,310
Arabtec Holding Co. (a)	25,469	17,890
Dana Gas PJSC (a)	110,562	12,342
DP World Ltd.	6,823	80,921
Dubai Financial Market PJSC (a)	58,021	15,955
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	9,181
Emaar Properties (a)	76,225	74,918
First Gulf Bank PJSC	20,003	56,910
TOTAL UNITED ARAB EMIRATES		332,085
United States of America - 0.0%
LATAM Airlines Group SA sponsored ADR	189	4,685
TOTAL COMMON STOCKS (Cost $80,688,681)		85,330,014
Nonconvertible Preferred Stocks - 0.2%

Colombia - 0.1%
Grupo Aval Acciones Y Val SA	59,634	42,159
Grupo de Inversiones Suramerica	3,244	66,766
Inversiones Argos SA	4,226	47,064
TOTAL COLOMBIA		155,989
Russia - 0.1%
AK Transneft OAO (a)	41	81,973
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $197,421)		237,962
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% 4/11/13 (c) (Cost $199,868)	$ 200,000	$ 199,877
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $10,265,298)	10,265,298	10,265,298
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $91,351,268)		96,033,151
NET OTHER ASSETS (LIABILITIES) - 0.9%		845,917
NET ASSETS - 100%		$ 96,879,068
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
69 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	$ 3,415,500	$ (6,004)

The face value of futures purchased as a percentage of net assets is 3.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	$ 7,144,087	$ (156,980)
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	525,593	(11,575)
		$ 7,669,680	$ (168,555)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,907.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	116
Total	$ 11,010
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,155,568	$ 5,139,695	$ 15,873	$ -
Consumer Staples	8,164,872	8,164,872	-	-
Energy	12,906,864	9,830,407	3,076,457	-
Financials	23,848,115	23,153,845	694,270	-
Health Care	1,046,250	1,036,773	9,477	-
Industrials	5,126,954	5,106,806	20,148	-
Information Technology	6,887,908	4,300,814	2,587,094	-
Materials	10,745,128	9,975,283	769,845	-
Telecommunication Services	8,558,191	5,418,134	3,140,057	-
Utilities	3,128,126	3,053,027	75,099	-
Government Obligations	199,877	-	199,877	-
Money Market Funds	10,265,298	10,265,298	-	-
Total Investments in Securities:	$ 96,033,151	$ 85,444,954	$ 10,588,197	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,004)	$ (6,004)	$ -	$ -
Swap Agreements	(168,555)	-	(168,555)	-
Total Derivative Instruments:	$ (174,559)	$ (6,004)	$ (168,555)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 10,160,432
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6,004)
Swap Agreements (b)	-	(168,555)
Total Value of Derivatives	$ -	$ (174,559)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $81,085,970)	$ 85,767,853
Fidelity Central Funds (cost $10,265,298)	10,265,298
Total Investments (cost $91,351,268)		$ 96,033,151
Cash		35,401
Foreign currency held at value (cost $616,343)		615,411
Receivable for fund shares sold		454,488
Dividends receivable		57,450
Distributions receivable from Fidelity Central Funds		1,618
Receivable from investment adviser for expense reductions		9,969
Other receivables		542
Total assets		97,208,030

Liabilities
Payable for investments purchased	$ 29,358
Payable for fund shares redeemed	81,290
Swap agreements, at value	168,555
Accrued management fee	19,627
Payable for daily variation margin on futures contracts	16,560
Other affiliated payables	11,788
Other payables and accrued expenses	1,784
Total liabilities		328,962

Net Assets		$ 96,879,068
Net Assets consist of:
Paid in capital		$ 94,431,582
Undistributed net investment income		1,596,445
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,654,171)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,505,212
Net Assets		$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($44,554,107 ÷ 4,564,341 shares)	$ 9.76

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($51,727,848 ÷ 5,292,497 shares)	$ 9.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($517,472 ÷ 52,862 shares)	$ 9.79

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($79,641 ÷ 8,135 shares)	$ 9.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 2,653,567
Interest		690
Income from Fidelity Central Funds		11,010
Income before foreign taxes withheld		2,665,267
Less foreign taxes withheld		(311,119)
Total income		2,354,148

Expenses
Management fee	$ 186,853
Transfer agent fees	122,418
Independent trustees' compensation	252
Interest	1,144
Miscellaneous	126
Total expenses before reductions	310,793
Expense reductions	(96,636)	214,157
Net investment income (loss)		2,139,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16,397)	(3,805,648)
Foreign currency transactions	(97,164)
Futures contracts	55,081
Swap agreements	143,286
Total net realized gain (loss)		(3,704,445)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,415)	4,330,989
Assets and liabilities in foreign currencies	(18,857)
Futures contracts	(43,928)
Swap agreements	(309,278)
Total change in net unrealized appreciation (depreciation)		3,958,926
Net gain (loss)		254,481
Net increase (decrease) in net assets resulting from operations		$ 2,394,472

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2012	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,139,991	$ 68,400
Net realized gain (loss)	(3,704,445)	(146,087)
Change in net unrealized appreciation (depreciation)	3,958,926	546,286
Net increase (decrease) in net assets resulting from operations	2,394,472	468,599
Distributions to shareholders from net realized gain	(144,849)	-
Share transactions - net increase (decrease)	60,092,122	33,777,627
Redemption fees	291,097	-
Total increase (decrease) in net assets	62,632,842	34,246,226

Net Assets
Beginning of period	34,246,226	-
End of period (including undistributed net investment income of $1,596,445 and accumulated net investment loss of $13,858, respectively)	$ 96,879,068	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.02
Net realized and unrealized gain (loss)	(.06) I	(.48) I
Total from investment operations	.21	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.76	$ 9.54
Total Return B,C	2.68%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.46%	.46% A
Expenses net of fee waivers, if any	.33%	.33% A
Expenses net of all reductions	.33%	.33% A
Net investment income (loss)	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,554	$ 14,188
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.02
Net realized and unrealized gain (loss)	(.06) I	(.48) I
Total from investment operations	.22	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capitalD	.04	-
Net asset value, end of period	$ 9.77	$ 9.54
Total Return B,C	2.78%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.22%	.22% A
Expenses net of all reductions	.22%	.22% A
Net investment income (loss)	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,728	$ 10,517
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.03
Net realized and unrealized gain (loss)	(.04) I	(.49) I
Total from investment operations	.24	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.79	$ 9.54
Total Return B,C	2.99%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.28%	.28% A
Expenses net of fee waivers, if any	.15%	.15% A
Expenses net of all reductions	.15%	.15% A
Net investment income (loss)	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 517	$ 4,771
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.03
Net realized and unrealized gain (loss)	(.04) I	(.49) I
Total from investment operations	.24	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.79	$ 9.54
Total Return B,C	2.99%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.12%	.12% A
Expenses net of all reductions	.12%	.12% A
Net investment income (loss)	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 4,771
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Life of fund A
Investor Class	4.81%	5.00%
Fidelity Advantage Class	4.81%	5.00%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International stocks experienced pendulum-like swings during the 12 months ending October 31, 2012, finishing the period with a modest advance. The market faced periodic bouts of volatility this past year, as a number of macroeconomic concerns - including the eurozone debt crisis, the strength and pace of the U.S. economic recovery, and a slowdown in China's once-blistering growth - dominated headlines and weighed on investors. While a stronger U.S. dollar provided an additional head wind, foreign developed- and emerging-markets stocks still managed a gain for the 12 months, as the MSCI® ACWI® (All Country World Index) ex USA Index rose 4.11%, largely buttressed in the summertime by pledges of accommodative monetary action from eurozone officials, as well as signs that the U.S. housing market was on the mend. Within the index, Asia-Pacific ex Japan showed the most impressive gains, advancing roughly 11%. A number of core European components, most notably Germany (+11%), Switzerland (+10%) and the U.K. (+9%), benefited from optimism about the eurozone's ability to resolve its debt woes, which also helped the region outpace the index overall. Elsewhere, results from Canada (+3%) and the generally more volatile emerging markets (+2%) each fell short of the MSCI index, while Japan was among the few benchmark constituents to finish in the red, returning about -3%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the 12 months ending October 31, 2012, both the fund's Investor Class and Fidelity Advantage Class shares gained 4.81%, outpacing the benchmark MSCI® ACWI® (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The leading individual contributor was South Korean electronics giant Samsung Electronics. Shares of U.K. bank HSBC Holding and Swiss food products giant Nestle added value, as did European pharmaceutical companies Roche Holding and Novo Nordisk, based in Switzerland and Denmark, respectively. Of final note, the fund was helped by its exposure to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. The biggest individual detractor was Telefonica, Spain's leading telecommunication services company. Several technology stocks hampered results, including Japanese electronics manufacturer Canon and two leading mobile phone manufacturers, Nokia and HTC, based in Finland and Taiwan, respectively. U.K.-based natural gas company BG Group also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.9
BHP Billiton Ltd. (Australia, Metals & Mining)	0.7	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.7
	8.8
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	22.8
Materials	10.5	11.4
Energy	10.3	11.2
Industrials	9.9	9.7
Consumer Staples	9.9	10.0
Consumer Discretionary	8.2	8.3
Health Care	6.9	6.1
Information Technology	5.8	6.0
Telecommunication Services	5.2	6.0
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United Kingdom 14.4%
Japan 12.7%
Canada 7.8%
Australia 5.9%
France 5.8%
Switzerland 5.7%
Germany 5.6%
Korea (South) 3.4%
Brazil 2.8%
Other 35.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.
As of April 30, 2012
United Kingdom 14.5%
Japan 13.9%
Canada 8.0%
Australia 5.7%
France 5.5%
Switzerland 5.5%
Germany 5.5%
Korea (South) 3.5%
Brazil 3.2%
Other 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 5.9%
AGL Energy Ltd.	3,931	$ 59,332
ALS Ltd.	2,556	24,596
Alumina Ltd.	17,026	16,996
Amcor Ltd.	8,712	71,444
AMP Ltd.	20,550	97,914
APA Group unit	4,780	25,603
Asciano Ltd. unit	7,139	33,793
ASX Ltd.	1,237	38,137
Australia & New Zealand Banking Group Ltd.	19,222	507,814
Bendigo & Adelaide Bank Ltd.	3,038	25,481
BHP Billiton Ltd.	23,150	819,636
Boral Ltd.	5,800	21,614
Brambles Ltd.	11,058	83,336
Caltex Australia Ltd.	1,016	17,971
Centro Retail Australia unit	9,330	20,823
CFS Retail Property Trust unit	13,543	27,484
Coca-Cola Amatil Ltd.	4,004	55,903
Cochlear Ltd.	393	29,042
Commonwealth Bank of Australia	11,426	684,959
Computershare Ltd.	3,045	27,468
Crown Ltd.	2,808	28,332
CSL Ltd.	3,688	181,846
DEXUS Property Group unit	31,085	31,784
Echo Entertainment Group Ltd.	5,711	20,808
Fortescue Metals Group Ltd.	9,780	41,421
Goodman Group unit	10,784	49,591
Harvey Norman Holdings Ltd.	3,158	6,245
Iluka Resources Ltd.	2,966	30,542
Incitec Pivot Ltd.	11,323	37,142
Insurance Australia Group Ltd.	14,801	70,522
John Fairfax Holdings Ltd.	14,372	5,893
Leighton Holdings Ltd.	1,127	20,941
Lend Lease Group unit	3,993	35,937
Lynas Corp. Ltd. (a)(c)	13,617	10,319
Macquarie Group Ltd.	2,390	79,142
Metcash Ltd.	6,122	23,259
Mirvac Group unit	24,556	38,363
National Australia Bank Ltd.	16,098	430,965
Newcrest Mining Ltd.	5,526	151,609
Orica Ltd.	2,654	69,205
Origin Energy Ltd.	7,743	91,307
OZ Minerals Ltd.	2,295	19,511
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	8,800	$ 12,149
QBE Insurance Group Ltd.	8,372	114,542
QR National Ltd.	12,501	48,533
Ramsay Health Care Ltd.	994	24,516
Rio Tinto Ltd.	3,102	183,349
Santos Ltd.	6,807	81,330
Sims Metal Management Ltd.	1,255	12,263
Sonic Healthcare Ltd.	2,633	35,531
SP AusNet unit	12,060	13,270
Stockland Corp. Ltd. unit	16,356	58,745
Suncorp-Metway Ltd.	9,143	89,214
Sydney Airport unit	845	2,974
Tabcorp Holdings Ltd.	5,155	15,197
Tattersall's Ltd.	9,219	26,795
Telstra Corp. Ltd.	31,490	135,329
The GPT Group unit	10,288	38,019
Toll Holdings Ltd.	4,886	22,519
Transurban Group unit	9,283	58,588
Wesfarmers Ltd.	7,231	260,988
Westfield Group unit	15,689	173,608
Westfield Retail Trust unit	21,126	67,983
Westpac Banking Corp.	21,908	580,138
Whitehaven Coal Ltd.	2,893	9,159
Woodside Petroleum Ltd.	4,756	169,832
Woolworths Ltd.	8,835	269,724
WorleyParsons Ltd.	1,418	36,313
TOTAL AUSTRALIA		6,704,638
Austria - 0.2%
Andritz AG	527	31,742
Erste Bank AG (a)	1,547	38,850
IMMOFINANZ Immobilien Anlagen AG	6,800	26,265
OMV AG	1,080	39,476
Osterreichische Elektrizitatswirtschafts AG	432	10,054
Raiffeisen International Bank-Holding AG	300	11,996
Telekom Austria AG	2,188	13,783
Vienna Insurance Group AG Wien	241	10,349
Voestalpine AG	814	25,638
TOTAL AUSTRIA		208,153
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	10,246	36,095
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.6%
Experian PLC	7,313	$ 126,274
Glencore International PLC (c)	27,500	152,239
Petrofac Ltd.	1,894	49,025
Randgold Resources Ltd.	620	74,113
Shire PLC	3,987	112,113
Wolseley PLC	2,025	88,526
WPP PLC	8,959	115,798
TOTAL BAILIWICK OF JERSEY		718,088
Belgium - 0.7%
Ageas	1,658	42,196
Anheuser-Busch InBev SA NV	5,744	480,377
Belgacom SA	1,085	31,713
Colruyt NV	550	25,122
Delhaize Group SA	734	28,103
Groupe Bruxelles Lambert SA	553	40,827
KBC Groupe SA	1,172	27,511
Mobistar SA	235	6,217
Solvay SA Class A	434	52,180
Telenet Group Holding NV	388	17,790
UCB SA	774	45,145
Umicore SA	788	40,441
TOTAL BELGIUM		837,622
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	20,000	24,981
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,574
China Gas Holdings Ltd.	20,000	10,890
China Resources Gas Group Ltd.	6,000	13,301
China Yurun Food Group Ltd. (a)	12,000	8,795
Cosco Pacific Ltd.	12,113	17,880
Credicorp Ltd. (NY Shares)	489	63,247
First Pacific Co. Ltd.	16,000	17,817
GOME Electrical Appliances Holdings Ltd.	86,000	8,988
Haier Electronics Group Co. Ltd. (a)	7,000	8,951
Huabao International Holdings Ltd.	14,000	6,991
Kerry Properties Ltd.	5,000	24,806
Kunlun Energy Co. Ltd.	22,000	40,877
Li & Fung Ltd.	42,000	70,451
Nine Dragons Paper (Holdings) Ltd.	14,000	9,863
Noble Group Ltd.	27,000	28,997
NWS Holdings Ltd.	10,310	15,565
Common Stocks - continued
	Shares	Value
Bermuda - continued
Orient Overseas International Ltd.	1,500	$ 9,484
Seadrill Ltd.	2,570	104,039
Shangri-La Asia Ltd.	12,000	23,226
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,138
Yue Yuen Industrial (Holdings) Ltd.	6,500	22,435
TOTAL BERMUDA		552,296
Brazil - 2.8%
AES Tiete SA (PN) (non-vtg.)	700	7,951
All America Latina Logistica SA	2,800	12,738
Amil Participacoes SA	800	12,033
Anhanguera Educacional Participacoes SA	900	15,775
Banco Bradesco SA (PN)	13,700	215,849
Banco do Brasil SA	4,100	43,744
Banco do Estado Rio Grande do Sul SA	1,500	11,853
Banco Santander SA (Brasil) unit	5,500	37,776
BM&F Bovespa SA	12,700	81,288
BR Malls Participacoes SA	2,900	38,123
BR Properties SA	1,300	17,026
Bradespar SA (PN)	1,700	25,110
Brasil Foods SA	4,700	85,505
Braskem SA (PN-A)	1,100	7,268
CCR SA	6,300	55,399
Centrais Eletricas Brasileiras SA (Electrobras)	2,000	10,980
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,800	14,313
Cetip SA - Mercados Organizado	1,300	14,977
Cia.Hering SA	1,100	25,271
Cielo SA	2,160	53,440
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	700	32,121
Companhia de Bebidas das Americas (AmBev) (PN)	5,400	220,674
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	33,866
Companhia de Saneamento de Minas Gerais	500	11,802
Companhia de Transmissao de Energia Eletrica Paulista (PN)	200	3,205
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,450	41,277
Companhia Energetica de Sao Paulo Series A	1,300	11,681
Companhia Paranaense de Energia-Copel (PN-B)	700	10,339
Companhia Siderurgica Nacional SA (CSN)	5,200	28,752
Cosan SA Industria e Comercio	800	15,342
CPFL Energia SA	1,900	22,077
Cyrela Brazil Realty SA	2,100	17,805
Diagnosticos da America SA	1,800	11,964
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	1,300	$ 14,305
Duratex SA	1,600	11,131
Ecorodovias Infraestrutura e Logistica SA	1,200	10,481
Eletropaulo Metropolitana SA (PN-B)	500	3,971
Embraer SA	4,000	27,966
Energias do Brasil SA	1,600	10,005
Fibria Celulose SA (a)	1,900	16,128
Gerdau SA (PN)	6,200	54,184
HRT Participacoes em Petroleo SA GDR (a)	900	1,361
Hypermarcas SA (a)	2,500	19,879
Itau Unibanco Holdings SA	16,300	238,355
Itausa-Investimentos Itau SA (PN)	18,160	79,577
JBS SA (a)	2,400	7,763
Klabin SA (PN) (non-vtg.)	3,400	19,971
Light SA	500	5,379
Localiza Rent A Car SA	900	15,775
Lojas Americanas SA (PN)	2,878	24,089
Lojas Renner SA	900	33,323
Marcopolo SA (PN)	1,400	8,210
Metalurgica Gerdau SA (PN)	2,000	22,412
MMX Mineracao e Metalicos SA (a)	600	1,188
MPX Mineracao e Energia SA (a)	1,400	7,396
MRV Engenharia e Participacoes SA	2,100	10,650
Multiplan Empreendimentos Imobiliarios SA	500	14,648
Multiplus SA	400	9,294
Natura Cosmeticos SA	1,300	34,659
Obrascon Huarte Lain Brasil SA	800	7,523
Odontoprev SA	2,200	11,373
OGX Petroleo e Gas Participacoes SA (a)	9,600	22,262
Oi SA	1,933	9,137
Oi SA (PN)	5,748	23,037
PDG Realty SA Empreendimentos e Participacoes	7,300	12,292
Petroleo Brasileiro SA - Petrobras:
(ON)	21,300	225,474
(PN) (non-vtg.)	30,100	308,254
Porto Seguro SA	800	8,508
Souza Cruz SA	2,700	35,228
Sul America SA unit	705	5,554
Telefonica Brasil SA	2,100	46,528
TIM Participacoes SA	6,300	22,333
Totvs SA	800	16,267
Tractebel Energia SA	1,200	20,679
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	2,300	$ 48,241
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	2,500	12,075
Vale SA	9,300	171,480
Vale SA (PN-A)	14,300	255,929
TOTAL BRAZIL		3,211,598
Canada - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	1,225	69,164
Agrium, Inc.	1,128	118,792
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	893	43,865
ARC Resources Ltd.	2,073	50,333
Athabasca Oil Corp. (a)	2,303	27,878
Bank of Montreal	4,612	272,541
Bank of Nova Scotia	7,885	428,297
Barrick Gold Corp.	7,163	289,676
Baytex Energy Corp.	848	38,590
BCE, Inc.	1,824	79,736
Bell Aliant, Inc.	486	13,197
Bombardier, Inc. Class B (sub. vtg.)	10,295	39,170
Bonavista Energy Corp.	1,262	22,631
Brookfield Asset Management, Inc. Class A	4,018	138,312
Brookfield Properties Corp.	1,977	30,444
CAE, Inc.	2,024	22,272
Cameco Corp.	2,823	54,750
Canadian Imperial Bank of Commerce	2,902	228,266
Canadian National Railway Co.	3,143	271,392
Canadian Natural Resources Ltd.	7,871	237,214
Canadian Oil Sands Ltd.	3,454	73,316
Canadian Pacific	1,222	112,418
Canadian Tire Ltd. Class A (non-vtg.)	550	39,352
Canadian Utilities Ltd. Class A (non-vtg.)	403	27,035
Catamaran Corp. (a)	1,380	64,803
Cenovus Energy, Inc.	5,400	190,480
Centerra Gold, Inc.	1,162	13,182
CGI Group, Inc. Class A (sub. vtg.) (a)	1,607	42,043
CI Financial Corp.	1,163	27,178
Crescent Point Energy Corp.	2,267	94,198
Eldorado Gold Corp.	4,843	71,572
Empire Co. Ltd. Class A (non-vtg.)	212	12,352
Enbridge, Inc.	5,336	212,318
Encana Corp.	5,267	118,656
Common Stocks - continued
	Shares	Value
Canada - continued
Enerplus Corp.	1,291	$ 20,746
Fairfax Financial Holdings Ltd. (sub. vtg.)	142	52,678
Finning International, Inc.	1,287	30,218
First Quantum Minerals Ltd.	3,408	76,605
Fortis, Inc.	1,332	45,038
Franco-Nevada Corp.	1,030	59,309
George Weston Ltd.	377	24,475
Gildan Activewear, Inc.	815	27,753
Goldcorp, Inc.	5,800	262,198
Great-West Lifeco, Inc.	2,042	47,025
H&R REIT/H&R Finance Trust	600	14,496
Husky Energy, Inc.	2,429	65,787
IAMGOLD Corp.	2,682	41,623
IGM Financial, Inc.	743	29,482
Imperial Oil Ltd.	2,122	93,889
Industrial Alliance Insurance and Financial Services, Inc.	703	19,251
Inmet Mining Corp.	394	20,316
Intact Financial Corp.	925	56,727
Kinross Gold Corp.	8,144	80,890
Loblaw Companies Ltd.	799	27,696
Magna International, Inc. Class A (sub. vtg.)	1,584	70,418
Manulife Financial Corp.	12,931	159,768
MEG Energy Corp. (a)	900	32,873
Metro, Inc. Class A (sub. vtg.)	699	41,237
National Bank of Canada	1,158	89,486
New Gold, Inc. (a)	3,301	38,637
Nexen, Inc.	3,787	90,433
Onex Corp. (sub. vtg.)	654	26,324
Open Text Corp. (a)	429	23,058
Osisko Mining Corp. (a)	2,771	27,218
Pacific Rubiales Energy Corp.	2,104	49,485
Pan American Silver Corp.	1,090	23,912
Pembina Pipeline Corp.	2,042	57,104
Pengrowth Energy Corp.	3,791	22,737
Penn West Petroleum Ltd.	3,378	43,867
Potash Corp. of Saskatchewan, Inc.	6,148	247,151
Power Corp. of Canada (sub. vtg.)	2,502	60,699
Power Financial Corp.	1,779	45,920
Precision Drilling Corp. (a)	1,542	11,039
Progress Energy Resources Corp.	1,340	26,995
Research In Motion Ltd. (a)	3,497	27,731
RioCan (REIT)	1,013	27,629
Common Stocks - continued
	Shares	Value
Canada - continued
Ritchie Brothers Auctioneers, Inc.	596	$ 13,218
Rogers Communications, Inc. Class B (non-vtg.)	2,799	122,862
Royal Bank of Canada	10,314	588,014
Saputo, Inc.	910	39,935
Shaw Communications, Inc. Class B	2,713	59,109
Shoppers Drug Mart Corp.	1,492	62,190
Silver Wheaton Corp.	2,528	101,879
SNC-Lavalin Group, Inc.	1,082	43,583
Sun Life Financial, Inc.	4,229	104,883
Suncor Energy, Inc.	11,166	374,753
Talisman Energy, Inc.	7,378	83,624
Teck Resources Ltd. Class B (sub. vtg.)	4,127	130,990
TELUS Corp. (non-vtg.)	1,069	68,748
The Toronto-Dominion Bank	6,524	530,608
Thomson Reuters Corp.	2,688	75,681
Tim Hortons, Inc.	371	18,431
Tim Hortons, Inc. (Canada)	746	37,033
Tourmaline Oil Corp. (a)	913	30,167
TransAlta Corp.	1,763	28,102
TransCanada Corp.	5,040	226,932
Turquoise Hill Resources Ltd. (a)	2,983	23,326
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,081	116,265
Vermilion Energy, Inc.	665	31,793
Viterra, Inc.	2,240	35,302
Yamana Gold, Inc.	5,371	108,469
TOTAL CANADA		8,971,243
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	12,000	13,641
Airtac International Group	1,000	4,690
Anta Sports Products Ltd.	6,000	5,110
ASM Pacific Technology Ltd.	1,400	15,608
Belle International Holdings Ltd.	33,000	61,486
Bosideng International Holdings Ltd.	26,000	8,253
China Mengniu Dairy Co. Ltd.	9,000	27,290
China Resources Cement Holdings Ltd.	16,000	10,880
China Resources Land Ltd.	14,000	31,974
China Rongsheng Heavy Industry Group Co. Ltd.	16,500	3,555
China Shanshui Cement Group Ltd.	16,000	11,912
China State Construction International Holdings Ltd.	12,000	14,292
China ZhengTong Auto Services Holdings Ltd. (a)	7,000	4,742
China Zhongwang Holdings Ltd. (a)	16,400	6,560
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Country Garden Holdings Co. Ltd.	32,638	$ 13,097
Daphne International Holdings Ltd.	8,000	9,652
ENN Energy Holdings Ltd.	6,000	24,968
Evergrande Real Estate Group Ltd.	35,000	15,310
Foxconn International Holdings Ltd. (a)	15,000	5,226
GCL-Poly Energy Holdings Ltd.	53,000	9,437
Geely Automobile Holdings Ltd.	30,000	12,890
Golden Eagle Retail Group Ltd. (H Shares)	5,000	10,968
Hengan International Group Co. Ltd.	5,500	50,103
Hengdeli Holdings Ltd.	12,000	3,778
Intime Department Store Group Co. Ltd.	8,500	10,068
Kingboard Chemical Holdings Ltd.	5,000	14,871
Lee & Man Paper Manufacturing Ltd.	14,000	7,352
Lifestyle International Holdings Ltd.	4,000	8,547
Longfor Properties Co. Ltd.	10,500	18,534
MGM China Holdings Ltd.	6,400	11,561
MStar Semiconductor, Inc.	2,000	16,946
Parkson Retail Group Ltd.	12,000	10,157
Sands China Ltd.	16,800	63,189
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,575
Shimao Property Holdings Ltd.	10,000	19,097
Shui On Land Ltd.	16,503	6,984
SOHO China Ltd.	17,500	11,900
Tencent Holdings Ltd.	7,300	258,089
Tingyi (Cayman Islands) Holding Corp.	14,000	41,638
TPK Holding Co. Ltd.	1,295	16,271
Uni-President China Holdings Ltd.	8,000	10,064
Veripos (a)	128	370
Want Want China Holdings Ltd.	42,000	57,445
Wynn Macau Ltd.	11,200	31,721
Yingde Gases Group Co. Ltd.	6,500	6,164
Zhen Ding Technology Holding Ltd.	1,050	2,775
Zhongsheng Group Holdings Ltd. Class H	3,500	4,525
TOTAL CAYMAN ISLANDS		1,005,265
Chile - 0.4%
AES Gener SA	15,011	8,923
Aguas Andinas SA	18,563	12,458
Banco de Chile	126,256	18,838
Banco de Credito e Inversiones	235	15,141
Banco Santander Chile	473,310	32,708
CAP SA	534	18,409
Common Stocks - continued
	Shares	Value
Chile - continued
Cencosud SA	7,124	$ 38,881
Colbun SA (a)	50,486	14,086
Compania Cervecerias Unidas SA	739	10,751
Compania de Petroleos de Chile SA (COPEC)	3,263	46,807
CorpBanca SA	776,453	10,159
E-CL SA	3,997	9,769
Empresa Nacional de Electricidad SA	23,320	37,538
Empresa Nacional de Telecomunicaciones SA (ENTEL)	912	18,575
Empresas CMPC SA	8,019	30,749
Enersis SA	93,082	31,862
Lan Airlines SA	1,912	46,911
SACI Falabella	3,421	35,088
Sociedad Quimica y Minera de Chile SA (PN-B)	647	37,490
Vina Concha y Toro SA	3,049	6,166
TOTAL CHILE		481,309
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	153,000	66,332
Air China Ltd. (H Shares)	12,000	8,516
Aluminum Corp. of China Ltd. (H Shares) (a)	26,000	11,263
Angang Steel Co. Ltd. (H Shares) (a)	6,000	3,600
Anhui Conch Cement Co. Ltd. (H Shares)	8,500	29,393
AviChina Industry & Technology Co. Ltd.	12,000	4,924
Bank Communications Co. Ltd. (H Shares)	50,000	35,742
Bank of China Ltd. (H Shares)	537,000	221,035
BBMG Corp. (H Shares)	6,500	5,586
Beijing Capital International Airport Co. Ltd. (H Shares)	12,000	7,726
BYD Co. Ltd. (H Shares) (a)	3,000	5,923
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	9,000	12,124
China BlueChemical Ltd. (H Shares)	12,000	7,603
China CITIC Bank Corp. Ltd. (H Shares)	52,000	26,570
China Coal Energy Co. Ltd. (H Shares)	30,000	29,806
China Communications Construction Co. Ltd. (H Shares)	32,000	30,018
China Communications Services Corp. Ltd. (H Shares)	20,000	11,277
China Construction Bank Corp. (H Shares)	516,000	388,828
China Cosco Holdings Co. Ltd. (H Shares) (a)	15,500	7,700
China International Marine Containers (Group) Ltd. (B Shares)	4,500	5,539
China Life Insurance Co. Ltd. (H Shares)	53,000	155,847
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	9,123
China Merchants Bank Co. Ltd. (H Shares)	28,000	52,315
China Minsheng Banking Corp. Ltd. (H Shares)	37,000	33,658
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	22,000	$ 28,046
China Oilfield Services Ltd. (H Shares)	10,000	18,968
China Pacific Insurance Group Co. Ltd. (H Shares)	14,000	43,896
China Petroleum & Chemical Corp. (H Shares)	120,000	126,465
China Railway Construction Corp. Ltd. (H Shares)	13,000	12,916
China Railway Group Ltd. (H Shares)	27,000	13,761
China Shenhua Energy Co. Ltd. (H Shares)	24,000	102,193
China Ship Container Lines Co. Ltd. (H Shares) (a)	25,000	6,677
China Shipping Development Co. Ltd. (H Shares)	12,000	6,302
China Southern Airlines Ltd. (H Shares)	12,000	5,683
China Telecom Corp. Ltd. (H Shares)	98,000	57,982
China Vanke Co. Ltd. (B Shares)	10,000	13,045
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	19,000	8,924
CITIC Securities Co. Ltd. (H Shares)	4,000	7,504
CSG Holding Co. Ltd. (B Shares)	4,100	2,587
CSR Corp. Ltd. (H Shares)	12,000	9,321
Datang International Power Generation Co. Ltd. (H Shares)	26,000	9,259
Dongfang Electric Corp. Ltd. (H Shares)	2,200	3,685
Dongfeng Motor Group Co. Ltd. (H Shares)	20,000	24,774
Great Wall Motor Co. Ltd. (H Shares)	7,500	20,613
Guangzhou Automobile Group Co. Ltd. (H Shares)	14,000	9,592
Guangzhou R&F Properties Co. Ltd. (H Shares)	7,600	9,345
Huaneng Power International, Inc. (H Shares)	24,000	19,174
Industrial & Commercial Bank of China Ltd. (H Shares)	465,000	307,798
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	4,500	24,453
Jiangsu Expressway Co. Ltd. (H Shares)	8,000	6,895
Jiangxi Copper Co. Ltd. (H Shares)	11,000	28,458
Metallurgical Corp. China Ltd. (H Shares) (a)	31,000	5,760
PetroChina Co. Ltd. (H Shares)	150,000	203,538
PICC Property & Casualty Co. Ltd. (H Shares)	20,601	27,432
Ping An Insurance Group Co. China Ltd. (H Shares)	13,500	106,954
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	16,227
Shanghai Electric Group Co. Ltd. (H Shares)	20,000	8,129
Shanghai Pharma Holding Co. Ltd. (H Shares)	3,400	6,300
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	2,865
Sinopharm Group Co. Ltd. (H Shares)	6,000	20,168
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,813
Weichai Power Co. Ltd. (H Shares)	3,400	12,043
Wumart Stores, Inc. (H Shares)	4,000	7,102
Yanzhou Coal Mining Co. Ltd. (H Shares)	14,000	20,869
Zhaojin Mining Industry Co. Ltd. (H Shares)	7,500	12,581
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	5,832
Common Stocks - continued
	Shares	Value
China - continued
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	3,000	$ 8,826
Zijin Mining Group Co. Ltd. (H Shares)	44,000	17,713
ZTE Corp. (H Shares)	3,400	4,791
TOTAL CHINA		2,596,707
Colombia - 0.3%
Almacenes Exito SA	1,517	28,919
BanColombia SA	1,596	24,971
BanColombia SA (PN)	2,329	37,152
Cementos Argos SA	3,232	15,456
Corp. Financiera Colombiana SA	570	10,829
Ecopetrol SA	35,112	104,468
Grupo de Inversiones Suramerica	1,493	29,147
Interconexion Electrica SA ESP	3,019	16,350
Inversiones Argos SA	2,189	25,024
Isagen SA	4,862	6,821
TOTAL COLOMBIA		299,137
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,166	42,989
Komercni Banka A/S	110	22,449
Telefonica Czech Rep A/S	702	13,982
TOTAL CZECH REPUBLIC		79,420
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	5	33,117
Series B	9	62,801
Carlsberg A/S Series B	781	67,375
Coloplast A/S Series B	162	35,522
Danske Bank A/S (a)	4,660	72,871
DSV de Sammensluttede Vognmaend A/S	1,408	31,657
Novo Nordisk A/S Series B	2,913	466,999
Novozymes A/S Series B	1,779	49,147
TDC A/S	3,544	24,415
Tryg A/S	152	9,930
William Demant Holding A/S (a)	182	15,653
TOTAL DENMARK		869,487
Egypt - 0.1%
Commercial International Bank Ltd.	4,242	26,372
EFG-Hermes Holding SAE	3,341	6,411
Egyptian Kuwaiti Holding	5,229	6,589
Common Stocks - continued
	Shares	Value
Egypt - continued
National Societe Generale Bank	849	$ 6,320
Orascom Construction Industries SAE	632	26,572
Orascom Telecom Holding SAE (a)	21,113	12,435
Talaat Moustafa Group Holding (a)	7,067	5,538
Telecom Egypt SAE	2,364	5,337
TOTAL EGYPT		95,574
Finland - 0.5%
Elisa Corp. (A Shares)	1,047	22,446
Fortum Corp.	3,243	59,983
Kesko Oyj	492	15,401
Kone Oyj (B Shares)	1,103	78,988
Metso Corp.	914	32,069
Neste Oil Oyj	881	11,014
Nokia Corp. (c)	27,330	73,476
Nokian Tyres PLC	798	33,098
Orion Oyj (B Shares)	732	18,103
Pohjola Bank PLC (A Shares)	913	12,426
Sampo OYJ (A Shares)	2,995	93,866
Stora Enso Oyj (R Shares)	4,113	25,952
UPM-Kymmene Corp.	3,706	39,677
Wartsila Corp.	1,168	47,249
TOTAL FINLAND		563,748
France - 5.8%
Accor SA	1,066	33,257
Aeroports de Paris	223	17,241
Air Liquide SA	1,495	176,335
Air Liquide SA	745	87,873
Alcatel-Lucent SA (a)	16,861	17,240
Alstom SA	1,510	51,572
Arkema SA	437	39,842
Atos Origin SA	387	25,988
AXA SA	12,711	202,070
BIC SA	190	23,169
BNP Paribas SA	6,974	350,817
Bouygues SA	1,362	32,756
Bureau Veritas SA	390	41,415
Cap Gemini SA	1,052	44,220
Carrefour SA	4,147	100,192
Casino Guichard Perrachon SA	389	33,973
Christian Dior SA	381	54,692
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	974	$ 13,761
Compagnie de St. Gobain	2,794	98,467
Compagnie Generale de Geophysique SA (a)	1,112	36,201
Credit Agricole SA (a)	7,045	53,035
Danone SA	4,149	255,039
Dassault Systemes SA	429	45,201
Edenred SA	1,199	34,695
EDF SA	1,075	22,747
EDF SA	648	13,711
Essilor International SA	1,450	130,713
Eurazeo SA	238	10,894
Eutelsat Communications	955	30,574
Fonciere Des Regions	182	14,630
France Telecom SA	13,155	147,040
GDF Suez	9,525	218,583
Gecina SA	160	17,719
Groupe Eurotunnel SA	4,025	30,603
ICADE	175	15,749
Iliad SA	166	25,572
Imerys	257	14,439
JCDecaux SA	535	11,324
Klepierre SA	743	27,548
L'Oreal SA	1,129	143,804
L'Oreal SA	597	76,041
Lafarge SA	449	26,293
Lafarge SA (Bearer)	896	52,470
Lagardere S.C.A. (Reg.)	855	23,367
Legrand SA	1,708	65,795
LVMH Moet Hennessy - Louis Vuitton SA	1,830	297,443
Michelin CGDE Series B	1,287	110,531
Natixis SA	6,361	20,843
Pernod Ricard SA	1,515	163,043
Peugeot Citroen SA (a)	1,753	11,215
PPR SA	539	94,768
Publicis Groupe SA	1,247	67,181
Remy Cointreau SA	152	15,765
Renault SA	1,383	61,862
Rexel SA	708	12,815
Safran SA	1,636	65,089
Sanofi SA	8,535	749,607
Schneider Electric SA	3,750	234,449
SCOR SE	1,181	31,518
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A (a)	5,042	$ 160,275
Sodexo SA	163	12,543
Sodexo SA	512	39,400
Suez Environnement SA	2,006	21,302
Technip SA	713	80,309
Thales SA	618	21,736
Total SA	15,257	768,499
Unibail-Rodamco	647	145,792
Vallourec SA	735	30,233
Veolia Environnement SA	2,479	24,537
VINCI SA	3,322	147,022
Vivendi SA	9,255	189,355
Wendel SA	250	22,031
Zodiac Aerospace	246	25,183
TOTAL FRANCE		6,613,013
Germany - 5.2%
adidas AG	1,487	126,686
Allianz AG	3,264	404,702
Axel Springer Verlag	308	13,210
BASF AG	6,580	545,238
Bayer AG	5,922	515,737
Bayerische Motoren Werke AG (BMW)	2,380	189,563
Beiersdorf AG	722	52,509
Brenntag AG	378	47,642
Celesio AG	572	11,073
Commerzbank AG (a)	25,566	48,977
Continental AG	576	57,733
Daimler AG (Germany)	6,528	304,817
Deutsche Bank AG	6,670	303,826
Deutsche Boerse AG	1,371	74,208
Deutsche Lufthansa AG	1,516	23,167
Deutsche Post AG	6,139	121,703
Deutsche Telekom AG	20,071	229,166
E.ON AG	12,886	292,789
Fraport AG Frankfurt Airport Services Worldwide	274	16,067
Fresenius Medical Care AG & Co. KGaA	1,527	107,294
Fresenius SE & Co. KGaA	878	100,146
GEA Group AG	1,273	39,748
Hannover Rueckversicherungs AG	430	30,247
HeidelbergCement Finance AG	1,025	54,325
Henkel AG & Co. KGaA	940	60,822
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG (a)	211	$ 10,464
Hugo Boss AG	162	16,216
Infineon Technologies AG	7,841	53,356
K&S AG	1,240	58,664
Kabel Deutschland Holding AG	624	44,961
Lanxess AG	604	49,893
Linde AG	1,328	223,337
MAN SE	305	30,760
Merck KGaA	466	59,555
Metro AG	949	27,338
Muenchener Rueckversicherungs AG	1,283	206,207
RWE AG	3,464	158,290
Salzgitter AG	304	13,155
SAP AG	6,591	480,636
Siemens AG	5,897	594,176
Suedzucker AG (Bearer)	453	17,553
Thyssenkrupp AG	2,788	63,438
United Internet AG	749	14,985
Volkswagen AG	221	43,082
Wacker Chemie AG	120	6,778
TOTAL GERMANY		5,944,239
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	1,451	31,032
Greek Organization of Football Prognostics SA	1,455	9,297
TOTAL GREECE		40,329
Hong Kong - 2.8%
AIA Group Ltd.	73,600	291,549
Bank of East Asia Ltd.	10,087	37,419
Beijing Enterprises Holdings Ltd.	3,500	22,603
BOC Hong Kong (Holdings) Ltd.	26,500	81,551
Cathay Pacific Airways Ltd.	9,000	16,304
Cheung Kong Holdings Ltd.	9,000	132,967
China Agri-Industries Holdings Ltd.	12,000	7,510
China Everbright Ltd.	6,000	8,733
China Insurance International Holdings Co. Ltd. (a)	7,000	11,995
China Merchant Holdings International Co. Ltd.	8,121	26,930
China Mobile Ltd.	43,000	476,945
China Overseas Land & Investment Ltd.	30,000	78,580
China Resources Enterprise Ltd.	8,000	26,013
China Resources Power Holdings Co. Ltd.	14,000	29,987
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	34,000	$ 54,812
CITIC Pacific Ltd.	9,000	11,473
CLP Holdings Ltd.	13,000	110,877
CNOOC Ltd.	128,000	263,421
Dah Chong Hong Holdings Ltd.	6,000	5,659
Far East Horizon Ltd.	8,000	5,657
Fosun International Ltd.	10,000	4,916
Franshion Properties China Ltd.	24,000	7,339
Fushan International Energy Group Ltd.	22,000	7,693
Galaxy Entertainment Group Ltd. (a)	10,000	34,387
Guangdong Investment Ltd.	20,000	16,361
Hang Lung Group Ltd.	7,000	41,458
Hang Lung Properties Ltd.	16,000	55,638
Hang Seng Bank Ltd.	5,500	84,451
Henderson Land Development Co. Ltd.	7,124	49,362
Hong Kong & China Gas Co. Ltd.	37,200	98,879
Hong Kong Exchanges and Clearing Ltd.	7,296	120,407
Hopewell Holdings Ltd.	3,500	12,623
Hutchison Whampoa Ltd.	15,000	147,580
Hysan Development Co. Ltd.	5,020	22,185
Lenovo Group Ltd.	44,000	35,370
Link (REIT)	16,328	81,218
Mmg Ltd. (a)	12,000	4,769
MTR Corp. Ltd.	10,000	39,097
New World Development Co. Ltd.	26,516	40,988
PCCW Ltd.	29,000	11,712
Poly (Hong Kong) Investments Ltd. (a)	12,000	7,293
Power Assets Holdings Ltd.	10,000	85,032
Shanghai Industrial Holdings Ltd.	4,000	12,852
Sino Land Ltd.	22,600	40,476
Sino-Ocean Land Holdings Ltd.	21,689	13,601
SJM Holdings Ltd.	15,000	32,671
Sun Art Retail Group Ltd.	14,000	19,040
Sun Hung Kai Properties Ltd.	12,075	168,114
Swire Pacific Ltd. (A Shares)	4,500	53,390
Wharf Holdings Ltd.	11,000	75,296
Wheelock and Co. Ltd.	7,000	30,619
Wing Hang Bank Ltd.	1,006	10,670
Yuexiu Property Co. Ltd.	30,000	8,245
TOTAL HONG KONG		3,174,717
Common Stocks - continued
	Shares	Value
Hungary - 0.1%
Magyar Telekom PLC	2,264	$ 4,194
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	301	26,143
OTP Bank PLC	1,607	30,502
Richter Gedeon PLC	109	20,330
TOTAL HUNGARY		81,169
India - 1.5%
ACC Ltd.	407	10,432
Adani Enterprises Ltd. (a)	2,110	8,445
Aditya Birla Nuvo Ltd.	252	4,257
Ambuja Cements Ltd.	4,023	15,156
Asian Paints India Ltd.	207	14,893
Axis Bank Ltd.	1,617	35,541
Bajaj Auto Ltd.	656	22,146
Bank of Baroda	416	5,610
Bank of India	579	2,975
Bharat Heavy Electricals Ltd.	3,809	15,914
Bharat Petroleum Corp. Ltd.	1,513	9,492
Bharti Airtel Ltd.	3,667	18,378
Cairn India Ltd.	1,647	10,300
Canara Bank (a)	479	3,569
Cipla Ltd.	2,203	14,875
Coal India Ltd.	3,754	24,162
Dabur India Ltd.	2,124	4,909
DLF Ltd.	3,082	11,617
Dr. Reddy's Laboratories Ltd.	747	24,329
GAIL India Ltd.	2,527	16,386
GMR Infrastructure Ltd. (a)	7,752	2,889
Godrej Consumer Products Ltd.	921	12,348
HCL Technologies Ltd.	416	4,701
HDFC Bank Ltd.	10,931	128,352
Hero Motocorp Ltd.	324	11,321
Hindalco Industries Ltd.	6,913	14,975
Hindustan Unilever Ltd.	6,181	62,792
Housing Development Finance Corp. Ltd.	9,483	134,362
ICICI Bank Ltd.	3,051	59,365
Idea Cellular Ltd. (a)	5,842	9,294
Infosys Ltd.	3,083	134,948
Infrastructure Development Finance Co. Ltd.	7,236	21,820
ITC Ltd.	15,644	82,152
Jaiprakash Associates Ltd.	7,182	11,660
Jindal Steel & Power Ltd.	2,406	17,366
Common Stocks - continued
	Shares	Value
India - continued
JSW Steel Ltd. (a)	673	$ 9,237
Kotak Mahindra Bank Ltd. (a)	2,052	23,026
Larsen & Toubro Ltd.	1,491	45,082
LIC Housing Finance Ltd. (a)	2,369	10,701
Lupin Ltd. (a)	1,134	11,939
Mahindra & Mahindra Ltd.	2,190	35,999
Maruti Suzuki India Ltd.	170	4,543
Mundra Port and SEZ Ltd.	3,684	8,713
NTPC Ltd.	3,879	11,921
Oil & Natural Gas Corp. Ltd.	5,851	29,198
Piramal Enterprises Ltd.	392	3,618
Power Finance Corp. Ltd.	1,354	4,664
Power Grid Corp. of India Ltd.	7,067	14,973
Ranbaxy Laboratories Ltd. (a)	1,021	9,983
Reliance Capital Ltd.	544	3,862
Reliance Communication Ltd.	2,970	2,981
Reliance Industries Ltd.	9,375	140,351
Reliance Infrastructure Ltd.	924	8,063
Reliance Power Ltd. (a)	4,725	8,119
Rural Electrification Corp. Ltd.	2,497	9,994
Satyam Computer Services Ltd. (a)	4,607	9,350
Sesa Goa Ltd.	3,037	9,660
Shriram Transport Finance Co. Ltd.	954	11,084
Siemens India Ltd.	340	4,342
State Bank of India	958	37,573
Sterlite Industries (India) Ltd.	8,621	15,879
Sun Pharmaceutical Industries Ltd.	2,098	27,067
Tata Consultancy Services Ltd.	3,365	82,272
Tata Motors Ltd.	10,598	50,397
Tata Power Co. Ltd.	6,943	13,685
Tata Steel Ltd.	2,634	19,200
Titan Industries Ltd.	1,836	8,848
Ultratech Cemco Ltd.	510	18,921
Unitech Ltd. (a)	8,530	3,662
United Phosphorous Ltd. (a)	1,625	3,446
United Spirits Ltd.	599	13,089
Wipro Ltd.	3,744	24,195
Zee Entertainment Enterprises Ltd. (a)	3,576	12,581
TOTAL INDIA		1,743,949
Indonesia - 0.6%
PT Adaro Energy Tbk	109,000	15,547
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Astra Agro Lestari Tbk	2,500	$ 5,453
PT Astra International Tbk	145,000	121,525
PT Bank Central Asia Tbk	87,500	74,700
PT Bank Danamon Indonesia Tbk Series A	21,000	13,337
PT Bank Mandiri (Persero) Tbk	66,000	56,689
PT Bank Negara Indonesia (Persero) Tbk	55,500	22,246
PT Bank Rakyat Indonesia Tbk	78,500	60,479
PT Bumi Resources Tbk	108,500	7,455
PT Charoen Pokphand Indonesia Tbk	55,000	17,894
PT Gudang Garam Tbk	3,500	17,910
PT Indo Tambangraya Megah Tbk	2,500	10,580
PT Indocement Tunggal Prakarsa Tbk	10,500	23,394
PT Indofood Sukses Makmur Tbk	32,000	18,990
PT Indosat Tbk	10,000	6,767
PT International Nickel Indonesia Tbk	18,500	5,200
PT Jasa Marga Tbk	14,000	8,454
PT Kalbe Farma Tbk	147,500	14,896
PT Perusahaan Gas Negara Tbk Series B	78,000	37,761
PT Semen Gresik (Persero) Tbk	21,000	32,577
PT Tambang Batubbara Bukit Asam Tbk	7,000	11,661
PT Telkomunikasi Indonesia Tbk Series B	72,000	73,127
PT Unilever Indonesia Tbk	11,000	29,833
PT United Tractors Tbk	12,000	26,361
PT XL Axiata Tbk	10,000	7,132
TOTAL INDONESIA		719,968
Ireland - 0.2%
CRH PLC	5,188	96,568
Elan Corp. PLC (a)	3,473	37,797
James Hardie Industries NV CDI	3,040	29,127
Kerry Group PLC Class A	1,060	55,465
Ryanair Holdings PLC sponsored ADR	220	7,095
TOTAL IRELAND		226,052
Isle of Man - 0.0%
Genting Singapore PLC	42,000	45,794
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	7,656	30,083
Bank Leumi le-Israel BM (a)	8,820	28,388
Bezeq Israeli Telecommunication Corp. Ltd.	14,261	17,391
Delek Group Ltd.	40	7,606
Israel Chemicals Ltd.	3,092	38,693
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Corp. Ltd. (Class A)	15	$ 10,197
Mellanox Technologies Ltd. (a)	242	18,364
Mizrahi Tefahot Bank Ltd. (a)	832	7,552
NICE Systems Ltd. (a)	437	14,597
Teva Pharmaceutical Industries Ltd.	3,762	151,765
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,007	121,543
TOTAL ISRAEL		446,179
Italy - 1.4%
Assicurazioni Generali SpA	8,374	136,109
Atlantia SpA	2,386	39,369
Autogrill SpA	881	9,004
Banca Monte dei Paschi di Siena SpA (a)	47,592	13,139
Banco Popolare Societa Cooperativa (a)	12,252	19,533
Enel Green Power SpA	12,575	21,384
Enel SpA	47,293	177,767
ENI SpA	18,217	419,190
EXOR SpA	415	10,694
Fiat Industrial SpA	6,097	66,026
Fiat SpA	6,290	30,654
Finmeccanica SpA (a)	2,673	13,242
Intesa Sanpaolo SpA	69,204	111,137
Intesa Sanpaolo SpA (Risparmio Shares)	9,634	12,712
Luxottica Group SpA	843	32,176
Mediaset SpA	5,907	10,336
Mediobanca SpA	3,827	21,806
Pirelli & C SpA	1,843	21,344
Prysmian SpA	1,531	29,449
Saipem SpA	1,891	84,952
Snam Rete Gas SpA (c)	12,378	54,773
Telecom Italia SpA	65,678	60,596
Terna SpA	9,363	35,194
UniCredit SpA (a)	29,345	129,549
Unione di Banche Italiane SCPA	6,486	25,490
TOTAL ITALY		1,585,625
Japan - 12.7%
ABC-Mart, Inc.	200	8,769
Advantest Corp.	1,000	12,627
Aeon Co. Ltd.	4,100	44,734
Aeon Credit Service Co. Ltd.	500	10,610
Aeon Mall Co. Ltd.	500	12,971
Common Stocks - continued
	Shares	Value
Japan - continued
Air Water, Inc.	1,000	$ 12,527
Aisin Seiki Co. Ltd.	1,400	40,722
Ajinomoto Co., Inc.	5,000	76,350
Alfresa Holdings Corp.	300	13,566
All Nippon Airways Ltd.	8,000	16,936
Amada Co. Ltd.	2,000	10,147
Aozora Bank Ltd.	5,000	14,092
Asahi Glass Co. Ltd.	7,000	47,526
Asahi Group Holdings	2,900	66,079
Asahi Kasei Corp.	9,000	49,493
Asics Corp.	1,000	14,518
Astellas Pharma, Inc.	3,200	158,938
Bank of Kyoto Ltd.	2,000	17,187
Bank of Yokohama Ltd.	8,000	36,778
Benesse Holdings, Inc.	500	24,082
Bridgestone Corp.	4,600	107,120
Brother Industries Ltd.	1,700	16,014
Canon, Inc.	8,100	263,247
Casio Computer Co. Ltd.	1,600	12,226
Central Japan Railway Co.	1,000	86,058
Chiba Bank Ltd.	6,000	35,024
Chiyoda Corp.	1,000	16,134
Chubu Electric Power Co., Inc.	4,700	48,454
Chugai Pharmaceutical Co. Ltd.	1,600	32,429
Chugoku Electric Power Co., Inc.(THE)	2,200	23,645
Citizen Holdings Co. Ltd.	1,500	7,610
Coca-Cola West Co. Ltd.	500	7,660
Cosmo Oil Co. Ltd.	4,000	7,115
Credit Saison Co. Ltd.	1,100	24,155
Dai Nippon Printing Co. Ltd.	5,000	35,388
Dai-ichi Mutual Life Insurance Co.	60	69,147
Daicel Chemical Industries Ltd.	2,000	12,001
Daido Steel Co. Ltd.	2,000	8,668
Daihatsu Motor Co. Ltd.	1,000	17,512
Daiichi Sankyo Kabushiki Kaisha	4,800	73,356
Daikin Industries Ltd.	1,600	44,254
Dainippon Sumitomo Pharma Co. Ltd.	1,000	11,487
Daito Trust Construction Co. Ltd.	600	60,579
Daiwa House Industry Co. Ltd.	5,000	75,723
Daiwa Securities Group, Inc.	12,000	47,802
DeNA Co. Ltd.	800	24,963
Denki Kagaku Kogyo KK	3,000	9,245
Common Stocks - continued
	Shares	Value
Japan - continued
Denso Corp.	3,500	$ 109,564
Dentsu, Inc.	1,300	30,664
East Japan Railway Co.	2,400	164,750
Eisai Co. Ltd.	1,800	80,158
Electric Power Development Co. Ltd.	800	20,474
FamilyMart Co. Ltd.	500	24,239
Fanuc Corp.	1,400	222,899
Fast Retailing Co. Ltd.	400	89,089
Fuji Electric Co. Ltd.	5,000	10,147
Fuji Heavy Industries Ltd.	5,000	48,040
Fujifilm Holdings Corp.	3,300	55,641
Fujitsu Ltd.	13,000	49,994
Fukuoka Financial Group, Inc.	6,000	23,450
Furukawa Electric Co. Ltd.	4,000	7,967
Fyushu Electric Power Co., Inc.	3,200	24,252
GREE, Inc.	600	10,462
GS Yuasa Corp.	2,000	7,817
Gunma Bank Ltd.	2,000	9,646
Hakuhodo DY Holdings, Inc.	130	7,784
Hamamatsu Photonics K.K.	500	17,318
Hankyu Hanshin Holdings, Inc.	8,000	44,294
Hino Motors Ltd.	2,000	15,433
Hirose Electric Co. Ltd.	200	21,395
Hisamitsu Pharmaceutical Co., Inc.	500	25,867
Hitachi Chemical Co. Ltd.	600	8,455
Hitachi Construction Machinery Co. Ltd.	700	11,496
Hitachi High-Technologies Corp.	400	8,754
Hitachi Ltd.	34,000	180,158
Hitachi Metals Ltd.	1,000	9,357
Hokkaido Electric Power Co., Inc.	1,200	9,876
Hokuriku Electric Power Co., Inc.	1,300	12,914
Honda Motor Co. Ltd.	11,600	348,734
Hoya Corp.	3,000	60,729
Hulic Co. Ltd.	1,900	15,066
Ibiden Co. Ltd.	900	11,330
Idemitsu Kosan Co. Ltd.	100	8,606
INPEX Corp.	16	91,194
Isetan Mitsukoshi Holdings Ltd.	2,600	25,437
Ishikawajima-Harima Heavy Industries Co. Ltd.	9,000	18,940
Isuzu Motors Ltd.	8,000	42,290
Itochu Corp.	10,700	107,094
ITOCHU Techno-Solutions Corp.	200	10,347
Common Stocks - continued
	Shares	Value
Japan - continued
Iyo Bank Ltd.	2,000	$ 15,458
J Front Retailing Co. Ltd.	4,000	20,794
Japan Airlines Co. Ltd.	500	23,801
Japan Petroleum Exploration Co. Ltd.	200	7,529
Japan Prime Realty Investment Corp.	6	18,061
Japan Real Estate Investment Corp.	4	40,035
Japan Retail Fund Investment Corp.	15	27,339
Japan Steel Works Ltd.	2,000	11,850
Japan Tobacco, Inc.	6,400	176,856
JFE Holdings, Inc.	3,600	50,733
JGC Corp.	1,000	34,386
Joyo Bank Ltd.	5,000	24,176
JS Group Corp.	1,900	42,008
JSR Corp.	1,300	22,277
JTEKT Corp.	1,600	12,026
Jupiter Telecommunications Co.	15	20,387
JX Holdings, Inc.	15,900	84,649
Kajima Corp.	6,000	16,610
Kamigumi Co. Ltd.	2,000	16,134
Kaneka Corp.	2,000	9,746
Kansai Electric Power Co., Inc.	5,500	42,302
Kansai Paint Co. Ltd.	2,000	21,521
Kao Corp.	3,700	103,913
Kawasaki Heavy Industries Ltd.	9,000	18,489
Kawasaki Kisen Kaisha Ltd. (a)	7,000	8,856
KDDI Corp.	1,900	147,564
Keihin Electric Express Railway Co. Ltd.	3,000	28,260
Keio Corp.	4,000	30,365
Keisei Electric Railway Co.	2,000	18,339
Keyence Corp.	310	82,247
Kikkoman Corp.	1,000	13,278
Kinden Corp.	1,000	6,263
Kintetsu Corp. (c)	12,000	47,050
Kirin Holdings Co. Ltd.	6,000	75,310
Kobe Steel Ltd.	19,000	16,660
Koito Manufacturing Co. Ltd.	1,000	12,414
Komatsu Ltd.	6,600	138,234
Konami Corp.	700	16,038
Konica Minolta Holdings, Inc.	3,500	23,237
Kubota Corp.	8,000	81,774
Kuraray Co. Ltd.	2,300	26,708
Kurita Water Industries Ltd.	800	18,159
Common Stocks - continued
	Shares	Value
Japan - continued
Kyocera Corp.	1,100	$ 96,593
Kyowa Hakko Kirin Co., Ltd.	2,000	21,270
Lawson, Inc.	500	36,766
Mabuchi Motor Co. Ltd.	100	4,234
Makita Corp.	800	31,617
Marubeni Corp.	12,000	77,715
Marui Group Co. Ltd.	1,400	10,066
Maruichi Steel Tube Ltd.	300	6,238
Mazda Motor Corp. (a)	21,000	24,991
McDonald's Holdings Co. (Japan) Ltd.	500	13,892
Medipal Holdings Corp.	1,000	12,727
Meiji Holdings Co. Ltd.	500	22,892
Miraca Holdings, Inc.	400	16,911
Mitsubishi Chemical Holdings Corp.	9,500	37,605
Mitsubishi Corp.	10,000	178,504
Mitsubishi Electric Corp.	14,000	104,522
Mitsubishi Estate Co. Ltd.	9,000	178,016
Mitsubishi Gas Chemical Co., Inc.	2,000	9,871
Mitsubishi Heavy Industries Ltd.	22,000	92,597
Mitsubishi Logistics Corp.	1,000	12,890
Mitsubishi Materials Corp.	8,000	23,249
Mitsubishi Motors Corp. of Japan (a)	28,000	24,201
Mitsubishi Tanabe Pharma Corp.	1,500	21,627
Mitsubishi UFJ Financial Group, Inc.	91,300	413,038
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	17,237
Mitsui & Co. Ltd.	12,400	174,746
Mitsui Chemicals, Inc.	7,000	14,468
Mitsui Fudosan Co. Ltd.	6,000	121,233
Mitsui OSK Lines Ltd.	7,000	16,748
Mizuho Financial Group, Inc.	163,400	255,669
MS&AD Insurance Group Holdings, Inc.	3,600	61,015
Murata Manufacturing Co. Ltd.	1,500	72,905
Nabtesco Corp.	700	13,030
Namco Bandai Holdings, Inc.	1,300	20,421
NEC Corp. (a)	18,000	34,498
Nexon Co. Ltd.	800	9,751
NGK Insulators Ltd.	2,000	22,297
NGK Spark Plug Co. Ltd.	1,000	11,174
NHK Spring Co. Ltd.	1,200	9,996
Nidec Corp.	800	56,921
Nikon Corp.	2,400	61,030
Nintendo Co. Ltd.	800	103,019
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Building Fund, Inc.	5	$ 53,677
Nippon Electric Glass Co. Ltd.	2,000	10,172
Nippon Express Co. Ltd.	6,000	21,947
Nippon Meat Packers, Inc.	1,000	12,401
Nippon Paper Group, Inc.	600	6,862
Nippon Steel Corp.	55,700	122,801
Nippon Telegraph & Telephone Corp.	3,100	141,757
Nippon Yusen KK	11,000	20,945
Nishi-Nippon City Bank Ltd.	5,000	11,399
Nissan Motor Co. Ltd.	17,600	147,273
Nisshin Seifun Group, Inc.	1,000	12,489
Nisshin Steel Holdings Co. Ltd. (a)	500	3,313
Nissin Food Holdings Co. Ltd.	500	18,915
Nitori Holdings Co. Ltd.	250	20,418
Nitto Denko Corp.	1,200	54,416
NKSJ Holdings, Inc.	2,750	50,122
NOK Corp.	700	11,206
Nomura Holdings, Inc.	25,700	92,902
Nomura Real Estate Holdings, Inc.	700	12,565
Nomura Real Estate Office Fund, Inc.	2	12,577
Nomura Research Institute Ltd.	700	14,863
NSK Ltd.	3,000	16,460
NTN Corp.	2,000	3,583
NTT Data Corp.	9	29,301
NTT DoCoMo, Inc.	109	157,944
NTT Urban Development Co.	9	7,407
Obayashi Corp.	5,000	22,360
Odakyu Electric Railway Co. Ltd.	5,000	53,050
Oji Holdings Corp.	6,000	17,587
Olympus Corp. (a)	1,500	26,193
Omron Corp.	1,400	27,884
Ono Pharmaceutical Co. Ltd.	600	36,227
Oracle Corp. Japan	200	8,894
Oriental Ld Co. Ltd.	400	54,566
ORIX Corp.	750	77,039
Osaka Gas Co. Ltd.	13,000	53,576
Otsuka Corp.	100	8,155
Otsuka Holdings Co. Ltd.	2,600	80,088
Panasonic Corp.	15,600	94,623
Rakuten, Inc.	5,200	46,769
Resona Holdings, Inc.	13,300	57,478
Ricoh Co. Ltd.	5,000	41,776
Common Stocks - continued
	Shares	Value
Japan - continued
Rinnai Corp.	200	$ 13,654
ROHM Co. Ltd.	700	22,579
Sankyo Co. Ltd. (Gunma)	400	18,113
Sanrio Co. Ltd.	300	9,880
Santen Pharmaceutical Co. Ltd.	600	26,268
SBI Holdings, Inc. Japan	1,330	9,297
Secom Co. Ltd.	1,500	76,381
Sega Sammy Holdings, Inc.	1,400	26,394
Seiko Epson Corp.	800	4,439
Sekisui Chemical Co. Ltd.	3,000	24,615
Sekisui House Ltd.	4,000	40,837
Seven & i Holdings Co., Ltd.	5,400	166,539
Seven Bank Ltd.	3,300	9,425
Sharp Corp. (c)	7,000	15,082
Shikoku Electric Power Co., Inc.	1,100	11,754
Shimadzu Corp.	2,000	13,454
Shimamura Co. Ltd.	100	10,422
SHIMANO, Inc.	600	37,805
SHIMIZU Corp.	5,000	16,723
Shin-Etsu Chemical Co., Ltd.	2,900	163,472
Shinsei Bank Ltd.	10,000	14,656
Shionogi & Co. Ltd.	2,100	34,829
Shiseido Co. Ltd.	2,600	32,895
Shizuoka Bank Ltd.	4,000	40,887
Showa Denko KK	9,000	13,754
Showa Shell Sekiyu KK	1,100	6,118
SMC Corp.	400	63,034
Softbank Corp.	6,400	202,591
Sojitz Corp.	8,600	10,665
Sony Corp.	7,200	85,251
Sony Financial Holdings, Inc.	1,300	23,189
Square Enix Holdings Co. Ltd.	600	8,455
Stanley Electric Co. Ltd.	900	12,401
Sumco Corp. (a)	900	6,156
Sumitomo Chemical Co. Ltd.	11,000	30,866
Sumitomo Corp.	8,000	109,032
Sumitomo Electric Industries Ltd.	5,500	59,113
Sumitomo Heavy Industries Ltd.	4,000	14,330
Sumitomo Metal Mining Co. Ltd.	4,000	52,662
Sumitomo Mitsui Financial Group, Inc.	9,700	296,403
Sumitomo Mitsui Trust Holdings, Inc.	22,000	66,692
Sumitomo Realty & Development Co. Ltd.	2,000	55,217
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	1,100	$ 12,939
Suzuken Co. Ltd.	500	15,777
Suzuki Motor Corp.	2,700	61,150
Sysmex Corp.	500	23,519
T&D Holdings, Inc.	4,000	43,693
Taiheiyo Cement Corp.	7,000	14,907
Taisei Corp.	8,000	22,047
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,134
Taiyo Nippon Sanso Corp.	2,000	10,973
Takashimaya Co. Ltd.	2,000	13,153
Takeda Pharmaceutical Co. Ltd.	5,700	264,900
TDK Corp.	900	33,788
Teijin Ltd.	6,000	13,754
Terumo Corp.	1,100	47,401
The Chugoku Bank Ltd.	1,000	13,754
The Hachijuni Bank Ltd.	3,000	15,483
The Suruga Bank Ltd.	1,000	12,001
THK Co. Ltd.	900	14,961
Tobu Railway Co. Ltd.	7,000	37,179
Toho Co. Ltd.	800	13,940
Toho Gas Co. Ltd.	3,000	18,189
Tohoku Electric Power Co., Inc. (a)	3,400	25,043
Tokio Marine Holdings, Inc.	5,100	134,991
Tokyo Electric Power Co. (a)	9,400	15,308
Tokyo Electron Ltd.	1,200	53,890
Tokyo Gas Co. Ltd.	17,000	90,079
Tokyu Corp.	8,000	40,686
Tokyu Land Corp.	3,000	16,836
TonenGeneral Sekiyu KK	2,000	18,139
Toppan Printing Co. Ltd.	4,000	23,099
Toray Industries, Inc.	10,000	58,374
Toshiba Corp.	29,000	107,529
Tosoh Corp.	5,000	9,771
Toto Ltd.	2,000	14,982
Toyo Seikan Kaisha Ltd.	900	9,560
Toyo Suisan Kaisha Ltd.	1,000	24,915
Toyoda Gosei Co. Ltd.	500	9,833
Toyota Boshoku Corp.	600	5,675
Toyota Industries Corp.	1,100	31,417
Toyota Motor Corp.	19,800	763,432
Toyota Tsusho Corp.	1,600	34,914
Trend Micro, Inc.	700	19,607
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	500	$ 15,971
Ube Industries Ltd.	7,000	15,959
Unicharm Corp.	800	43,292
Ushio, Inc.	600	6,328
USS Co. Ltd.	160	16,816
West Japan Railway Co.	1,200	52,386
Yahoo! Japan Corp.	103	35,443
Yakult Honsha Co. Ltd.	700	32,619
Yamada Denki Co. Ltd.	620	26,872
Yamaguchi Financial Group, Inc.	1,000	8,280
Yamaha Corp.	1,200	10,778
Yamaha Motor Co. Ltd.	1,900	18,160
Yamato Holdings Co. Ltd.	2,700	41,094
Yamato Kogyo Co. Ltd.	200	5,614
Yamazaki Baking Co. Ltd.	1,000	12,026
Yaskawa Electric Corp.	1,000	7,165
Yokogawa Electric Corp.	1,400	15,924
TOTAL JAPAN		14,490,573
Korea (South) - 3.3%
AMOREPACIFIC Corp.	24	27,295
AMOREPACIFIC Group, Inc.	18	7,759
BS Financial Group, Inc.	1,160	13,139
Celltrion, Inc.	755	18,592
Cheil Industries, Inc.	351	30,068
CJ CheilJedang Corp.	50	15,706
CJ Corp.	100	9,768
Daelim Industrial Co.	179	12,461
Daewoo Engineering & Construction Co. Ltd. (a)	700	5,958
Daewoo International Corp.	300	11,529
Daewoo Securities Co. Ltd.	1,102	11,118
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	720	15,452
DGB Financial Group Co. Ltd.	1,030	13,037
Dongbu Insurance Co. Ltd.	317	14,377
Dongkuk Steel Mill Co. Ltd.	310	3,980
Doosan Co. Ltd.	50	5,778
Doosan Heavy Industries & Construction Co. Ltd.	351	15,034
Doosan Infracore Co. Ltd. (a)	660	9,746
E-Mart Co. Ltd.	150	32,536
GS Engineering & Construction Corp.	268	15,092
GS Holdings Corp.	368	23,154
Hana Financial Group, Inc.	1,660	48,339
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hankook Tire Co. Ltd. (a)	534	$ 22,529
Hankook Tire Worldwide Co. Ltd.	85	1,099
Hanwha Chemical Corp.	690	11,454
Hanwha Corp.	270	7,714
Hanwha Life Insurance Co. Ltd.	1,080	7,617
Honam Petrochemical Corp.	105	21,475
Hyosung Corp.	156	8,599
Hyundai Department Store Co. Ltd.	102	12,676
Hyundai Engineering & Construction Co. Ltd.	495	29,827
Hyundai Fire & Marine Insurance Co. Ltd.	400	12,932
Hyundai Glovis Co. Ltd.	97	20,195
Hyundai Heavy Industries Co. Ltd.	301	63,219
Hyundai Hysco Co. Ltd.	210	8,398
Hyundai Industrial Development & Construction Co.	300	5,393
Hyundai Merchant Marine Co. Ltd. (a)	260	6,260
Hyundai Mipo Dockyard Co. Ltd.	78	8,334
Hyundai Mobis	489	124,681
Hyundai Motor Co.	1,091	224,640
Hyundai Securities Co. Ltd.	710	5,450
Hyundai Steel Co.	402	28,943
Hyundai Wia Corp.	98	15,864
Industrial Bank of Korea	1,230	13,537
Kangwon Land, Inc.	610	14,211
KB Financial Group, Inc.	2,640	89,798
KCC Corp.	23	6,455
Kia Motors Corp.	1,894	105,269
Korea Aerospace Industries Ltd.	200	5,026
Korea Electric Power Corp. (a)	1,840	47,738
Korea Exchange Bank (a)	1,700	11,787
Korea Gas Corp.	159	11,170
Korea Investment Holdings Co. Ltd.	250	8,553
Korea Zinc Co. Ltd.	62	25,475
Korean Air Lines Co. Ltd. (a)	278	12,481
KP Chemical Corp.	510	5,052
KT Corp.	220	7,470
KT&G Corp.	786	59,906
Kumho Petro Chemical Co. Ltd.	95	9,323
LG Chemical Ltd.	323	90,650
LG Corp.	690	42,147
LG Display Co. Ltd. (a)	1,660	49,277
LG Electronics, Inc.	764	53,184
LG Household & Health Care Ltd.	67	39,389
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Innotek Co. Ltd. (a)	46	$ 3,177
LG Telecom Ltd.	1,820	11,635
Lotte Confectionery Co. Ltd.	4	5,763
Lotte Shopping Co. Ltd.	76	23,525
LS Cable Ltd.	109	8,917
LS Industrial Systems Ltd.	116	7,256
Mando Corp.	85	11,226
Mirae Asset Securities Co. Ltd.	220	5,973
NCSOFT Corp.	117	22,427
NHN Corp.	294	68,086
Oci Co. Ltd.	116	16,384
Orion Corp.	27	25,358
POSCO	470	147,785
S-Oil Corp.	325	29,778
S1 Corp.	110	6,638
Samsung C&T Corp.	899	48,895
Samsung Card Co. Ltd.	270	10,450
Samsung Electro-Mechanics Co. Ltd.	428	36,664
Samsung Electronics Co. Ltd.	790	949,171
Samsung Engineering Co. Ltd.	216	28,230
Samsung Fire & Marine Insurance Co. Ltd.	255	55,779
Samsung Heavy Industries Ltd.	1,170	35,787
Samsung Life Insurance Co. Ltd.	437	37,675
Samsung SDI Co. Ltd.	244	30,659
Samsung Securities Co. Ltd.	477	21,371
Samsung Techwin Co. Ltd.	234	12,255
Shinhan Financial Group Co. Ltd.	3,060	105,104
Shinsegae Co. Ltd.	40	7,154
SK C&C Co. Ltd.	182	15,975
SK Energy Co. Ltd.	431	63,445
SK Holdings Co. Ltd.	191	26,627
SK Hynix, Inc.	3,720	84,784
SK Networks Co. Ltd.	1,070	9,372
SK Telecom Co. Ltd.	90	12,716
Woongjin Coway Co. Ltd.	340	12,380
Woori Finance Holdings Co. Ltd.	2,690	25,412
Woori Investment & Securities Co. Ltd.	821	7,944
Yuhan Corp.	66	11,410
TOTAL KOREA (SOUTH)		3,758,302
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	6,652	98,347
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Kernel Holding SA (a)	334	$ 6,988
Millicom International Cellular SA (depository receipt)	442	38,183
SES SA FDR (France) unit	2,175	60,188
Subsea 7 SA	2,043	44,828
Tenaris SA	3,320	62,095
TOTAL LUXEMBOURG		310,629
Malaysia - 0.8%
AirAsia Bhd	7,400	7,361
AMMB Holdings Bhd	12,000	25,135
Axiata Group Bhd	17,900	38,374
Berjaya Group Bhd	27,300	5,736
Berjaya Sports Toto Bhd	4,300	6,268
British American Tobacco (Malaysia) Bhd	900	18,685
Bumi Armada Bhd	8,200	10,553
Bumiputra-Commerce Holdings Bhd	34,400	86,169
DiGi.com Bhd	22,000	38,352
Felda Global Ventures Holdings Bhd	8,100	12,445
Gamuda Bhd	10,400	12,326
Genting Bhd	14,500	42,129
Genting Malaysia Bhd	22,300	26,283
Genting Plantations Bhd	1,800	5,307
Hong Leong Bank Bhd	4,300	20,724
Hong Leong Credit Bhd	1,600	6,776
IHH Healthcare Bhd	13,200	14,171
IJM Corp. Bhd	8,200	13,487
IOI Corp. Bhd	22,500	37,377
Kuala Lumpur Kepong Bhd	3,400	23,909
Lafarge Malayan Cement Bhd	2,800	8,963
Malayan Banking Bhd	25,011	74,146
Malaysia Airports Holdings Bhd	4,900	9,346
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	5,233
Malaysian Plantations Bhd	7,100	9,487
Maxis Bhd	15,800	36,102
MISC Bhd	8,600	11,971
MMC Corp. Bhd	3,200	2,742
Parkson Holdings Bhd	3,700	5,891
Petronas Chemicals Group Bhd	19,700	42,039
Petronas Dagangan Bhd	1,900	13,773
Petronas Gas Bhd	4,200	27,026
PPB Group Bhd	3,800	16,792
Public Bank Bhd (For. Reg.)	7,500	39,100
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	5,260	$ 12,951
SapuraKencana Petroleum Bhd (a)	18,200	14,997
Sime Darby Bhd	19,300	61,968
SP Setia Bhd	2,200	2,607
Telekom Malaysia Bhd	8,600	16,884
Tenaga Nasional Bhd	19,300	44,036
UEM Land Holdings Bhd (a)	8,900	6,194
UMW Holdings Bhd	3,700	12,123
YTL Corp. Bhd	35,926	20,640
YTL Power International Bhd	15,200	8,134
TOTAL MALAYSIA		954,712
Mauritius - 0.0%
Golden Agri-Resources Ltd.	49,000	25,107
Mexico - 1.2%
Alfa SA de CV Series A	20,500	37,809
America Movil SAB de CV Series L	280,000	355,613
CEMEX SA de CV unit	75,976	68,874
Coca-Cola FEMSA SAB de CV Series L	3,100	39,734
Compartamos SAB de CV	7,100	9,527
El Puerto de Liverpool SA Class C	1,400	12,547
Embotelladoras Arca SAB de CC	2,200	15,963
Fomento Economico Mexicano SAB de CV unit	14,000	126,079
Grupo Aeroportuario del Pacifico SA de CV Series B	2,400	11,498
Grupo Bimbo SAB de CV Series A	12,000	27,952
Grupo Carso SA de CV Series A1	3,800	13,753
Grupo Financiero Banorte SAB de CV Series O	13,300	73,895
Grupo Financiero Inbursa SAB de CV Series O	14,400	38,348
Grupo Financiero Santander Mexico SAB de CV	10,700	29,181
Grupo Mexico SA de CV Series B	27,524	88,201
Grupo Modelo SAB de CV Series C	4,600	40,541
Grupo Televisa SA de CV	18,500	84,093
Industrias Penoles SA de CV	1,000	49,821
Kimberly-Clark de Mexico SA de CV Series A	11,100	26,652
Mexichem SAB de CV	7,421	36,776
Minera Frisco SAB de CV (a)	4,200	16,715
Wal-Mart de Mexico SA de CV Series V	38,100	112,519
TOTAL MEXICO		1,316,091
Morocco - 0.0%
Attijariwafa Bank	191	7,207
Common Stocks - continued
	Shares	Value
Morocco - continued
Douja Promotion Groupe Addoha SA	729	$ 5,272
Maroc Telecom SA	723	9,107
TOTAL MOROCCO		21,586
Netherlands - 1.8%
AEGON NV	12,548	70,177
Akzo Nobel NV	1,671	90,901
ASML Holding NV (Netherlands)	3,019	165,961
Corio NV	472	21,030
DE Master Blenders 1753 NV (a)	4,210	51,452
Delta Lloyd NV	1,015	16,879
European Aeronautic Defence and Space Co. EADS NV	2,993	106,334
Fugro NV (Certificaten Van Aandelen) unit	504	34,074
Gemalto NV	553	49,902
Heineken Holding NV (A Shares)	697	35,369
Heineken NV (Bearer)	1,644	101,355
ING Groep NV (Certificaten Van Aandelen) (a)	27,524	244,912
Koninklijke Ahold NV	7,419	94,459
Koninklijke Boskalis Westminster NV	520	19,809
Koninklijke KPN NV	7,271	45,906
Koninklijke Philips Electronics NV	7,466	186,994
QIAGEN NV (a)	1,726	29,989
Randstad Holding NV	816	26,637
Reed Elsevier NV	4,857	65,252
Royal DSM NV	1,114	57,201
SBM Offshore NV (a)	1,322	17,272
STMicroelectronics NV	4,399	25,909
TNT Express NV	2,395	25,225
Unilever NV (Certificaten Van Aandelen) (Bearer)	11,637	427,714
Vopak NV	511	35,574
Wolters Kluwer NV (Certificaten Van Aandelen)	2,192	42,419
TOTAL NETHERLANDS		2,088,706
New Zealand - 0.1%
Auckland International Airport Ltd.	6,978	15,408
Contact Energy Ltd.	2,481	11,304
Fletcher Building Ltd.	4,755	27,530
Sky City Entertainment Group Ltd.	4,610	14,710
Telecom Corp. of New Zealand Ltd.	12,863	25,441
TOTAL NEW ZEALAND		94,393
Norway - 0.5%
Aker Solutions ASA	1,112	21,845
Common Stocks - continued
	Shares	Value
Norway - continued
DnB NOR ASA	7,125	$ 88,980
Gjensidige Forsikring ASA	1,471	21,492
Norsk Hydro ASA	6,791	30,576
Orkla ASA (A Shares)	5,512	43,603
StatoilHydro ASA	8,006	197,179
Telenor ASA	5,165	101,555
Yara International ASA	1,316	61,999
TOTAL NORWAY		567,229
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	1,367	48,884
Volcan Compania Minera Saa Class B	13,321	13,005
TOTAL PERU		61,889
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	12,600	14,792
Aboitiz Power Corp.	13,700	11,033
Alliance Global Group, Inc.	33,600	12,165
Ayala Corp.	1,150	12,395
Ayala Land, Inc.	41,600	23,837
Bank of the Philippine Islands (BPI)	4,250	8,376
BDO Unibank, Inc.	11,723	18,255
DMCI Holdings, Inc.	4,800	6,307
Globe Telecom, Inc.	245	6,796
International Container Terminal Services, Inc.	5,450	9,415
Jollibee Food Corp.	2,630	6,764
Manila Electric Co.	1,400	9,504
Metropolitan Bank & Trust Co.	1,650	3,814
Philippine Long Distance Telephone Co.	300	19,298
PNOC Energy Development Corp.	42,700	6,930
San Miguel Corp.	2,800	7,433
SM Investments Corp.	1,570	30,674
SM Prime Holdings, Inc.	55,700	19,651
Universal Robina Corp.	6,960	12,176
TOTAL PHILIPPINES		239,615
Poland - 0.3%
Asseco Poland SA	429	5,375
Bank Handlowy w Warszawie SA	239	6,958
Bank Millennium SA (a)	1,701	2,254
Bank Polska Kasa Opieki SA	855	41,054
BRE Bank SA (a)	101	9,529
Cyfrowy Polsat SA (a)	1,359	6,172
Common Stocks - continued
	Shares	Value
Poland - continued
ENEA SA	677	$ 3,266
Eurocash SA	627	7,657
Grupa Lotos SA (a)	656	6,914
Jastrzebska Spolka Weglowa SA	200	5,437
KGHM Polska Miedz SA (Bearer)	1,008	50,769
Polish Oil & Gas Co.	12,889	15,946
Polska Grupa Energetyczna SA	5,408	29,304
Polski Koncern Naftowy Orlen SA (a)	2,308	31,663
Powszechna Kasa Oszczednosci Bank SA	5,421	60,600
Powszechny Zaklad Ubezpieczen SA	406	47,433
Synthos SA	3,019	5,012
Tauron Polska Energia SA	7,599	10,496
Telekomunikacja Polska SA	5,526	20,874
TVN SA	563	1,234
TOTAL POLAND		367,947
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	14,596	14,189
Energias de Portugal SA	13,463	36,575
Galp Energia SGPS SA Class B	1,663	26,620
Jeronimo Martins SGPS SA	1,519	26,580
Portugal Telecom SGPS SA (Reg.)	4,365	21,951
TOTAL PORTUGAL		125,915
Russia - 1.2%
Federal Grid Co. Unified Energy System JSC (a)	2,490,000	16,231
Gazprom OAO sponsored ADR (Reg. S)	38,410	350,875
Inter Rao Ues JSC (a)	11,700,000	9,477
Interregional Distribution Grid Companies Holding JSC (a)	123,333	7,302
LSR Group OJSC GDR (Reg. S)	1,355	6,524
Lukoil Oil Co. sponsored ADR (United Kingdom)	3,687	222,879
Magnit OJSC GDR (Reg. S)	1,856	65,888
Mechel Steel Group OAO sponsored ADR	834	5,296
Mobile TeleSystems OJSC sponsored ADR	3,689	63,229
Norilsk Nickel OJSC ADR	3,400	52,156
NOVATEK OAO GDR (Reg. S)	651	74,214
Novolipetsk Steel OJSC GDR (Reg. S)	395	7,462
Rosneft Oil Co. OJSC GDR (Reg. S)	9,106	67,384
Rostelecom sponsored ADR	1,404	32,152
RusHydro JSC sponsored ADR	9,026	21,428
Sberbank (Savings Bank of the Russian Federation)	1,860	5,445
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	12,939	152,163
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal JSC GDR (Reg. S)	1,174	$ 14,241
Sistema JSFC sponsored GDR	783	14,368
Surgutneftegaz JSC sponsored ADR	5,362	46,649
Tatneft OAO sponsored ADR	1,681	65,122
TMK OAO GDR (Reg. S)	466	6,911
Uralkali OJSC GDR (Reg. S)	1,899	74,403
VTB Bank JSC unit	9,273	31,955
TOTAL RUSSIA		1,413,754
Singapore - 1.1%
Ascendas Real Estate Investment Trust	14,000	27,086
CapitaLand Ltd.	17,000	45,573
CapitaMall Trust	16,000	27,677
CapitaMalls Asia Ltd.	9,000	13,650
City Developments Ltd.	3,000	28,185
ComfortDelgro Corp. Ltd.	12,000	16,626
Cosco Corp. Singapore Ltd.	9,000	6,493
DBS Group Holdings Ltd.	13,127	149,586
Fraser & Neave Ltd.	6,000	45,057
Global Logistic Properties Ltd.	14,000	29,497
Hutchison Port Holdings Trust	35,000	27,300
Jardine Cycle & Carriage Ltd.	1,000	40,367
Keppel Corp. Ltd.	10,000	87,391
Keppel Ld Ltd.	5,000	13,937
Neptune Orient Lines Ltd. (a)	8,000	7,608
Olam International Ltd.	12,000	19,380
Oversea-Chinese Banking Corp. Ltd.	19,000	141,745
SembCorp Industries Ltd.	7,000	31,218
SembCorp Marine Ltd.	6,000	23,168
Singapore Airlines Ltd.	4,000	34,760
Singapore Exchange Ltd.	6,000	33,104
Singapore Press Holdings Ltd.	12,000	39,744
Singapore Technologies Engineering Ltd.	11,000	31,743
Singapore Telecommunications Ltd.	57,000	150,467
StarHub Ltd.	4,000	12,068
United Overseas Bank Ltd.	9,000	134,801
UOL Group Ltd.	3,000	13,920
Wilmar International Ltd.	14,000	35,465
Yangzijiang Shipbuilding Holdings Ltd.	15,000	11,129
TOTAL SINGAPORE		1,278,745
Common Stocks - continued
	Shares	Value
South Africa - 1.7%
Absa Group Ltd.	2,061	$ 33,088
African Bank Investments Ltd.	5,765	19,494
African Rainbow Minerals Ltd.	827	17,311
Anglo Platinum Ltd.	491	22,821
AngloGold Ashanti Ltd.	2,741	92,606
ArcelorMittal South Africa Ltd. (a)	1,049	4,041
Aspen Pharmacare Holdings Ltd.	2,043	37,228
Assore Ltd.	200	8,258
Aveng Ltd.	2,602	9,285
Barloworld Ltd.	1,572	12,736
Bidvest Group Ltd.	2,129	50,815
Discovery Holdings Ltd.	1,813	11,609
Exxaro Resources Ltd.	803	16,068
FirstRand Ltd.	22,200	73,687
Foschini Ltd.	1,546	22,447
Gold Fields Ltd.	5,187	64,443
Growthpoint Properties Ltd.	11,927	32,477
Harmony Gold Mining Co. Ltd.	2,963	24,276
Impala Platinum Holdings Ltd.	3,846	69,196
Imperial Holdings Ltd.	1,266	28,761
Investec Ltd.	2,000	11,764
Kumba Iron Ore Ltd.	578	36,131
Liberty Holdings Ltd.	883	10,242
Life Healthcare Group Holdings Ltd.	6,971	26,362
Massmart Holdings Ltd.	821	16,513
MMI Holdings Ltd.	6,232	15,072
Mr Price Group Ltd.	1,795	27,730
MTN Group Ltd.	12,150	219,076
Naspers Ltd. Class N	2,804	182,039
Nedbank Group Ltd.	1,469	30,327
Netcare Ltd.	5,763	11,964
Northam Platinum Ltd.	1,426	5,361
Pick 'n Pay Stores Ltd.	1,646	8,051
Pretoria Portland Cement Co. Ltd.	3,316	11,087
Rand Merchant Insurance Holdings Ltd.	4,068	10,608
Redefine Properties Ltd. unit	17,690	18,362
Remgro Ltd.	3,117	53,384
Reunert Ltd.	1,154	10,166
RMB Holdings Ltd.	5,157	22,625
Sanlam Ltd.	12,854	57,416
Sappi Ltd. (a)	4,223	11,947
Sasol Ltd.	3,923	167,120
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	3,057	$ 62,863
Spar Group Ltd.	1,265	17,763
Standard Bank Group Ltd.	8,568	105,842
Steinhoff International Holdings Ltd.	8,265	27,777
Tiger Brands Ltd.	1,155	36,712
Truworths International Ltd.	3,118	33,947
Vodacom Group Ltd.	2,675	33,720
Woolworths Holdings Ltd.	5,343	40,301
TOTAL SOUTH AFRICA		1,972,919
Spain - 1.9%
Abertis Infraestructuras SA	2,569	38,692
Acerinox SA	797	8,306
ACS Actividades de Construccion y Servicios SA	1,032	22,031
Amadeus IT Holding SA Class A	2,196	54,365
Banco Bilbao Vizcaya Argentaria SA	38,509	321,779
Banco de Sabadell SA	19,820	48,245
Banco Popular Espanol SA	9,035	14,088
Banco Santander SA:
rights 10/31/12 (a)	60,626	11,944
(Spain)	70,530	531,035
Bankia SA (a)	6,778	10,191
Cintra Concesiones de Infrastructuras de Transporte SA	2,954	41,734
Criteria CaixaCorp SA	5,654	21,399
Distribuidora Internacional de Alimentacion SA	4,437	26,857
Enagas SA	1,349	26,822
Gas Natural SDG SA	2,478	38,446
Grifols SA (a)	1,077	37,356
Grupo Acciona SA	181	11,106
Iberdrola SA	28,165	145,659
Inditex SA	1,562	199,300
International Consolidated Airlines Group SA (a)	5,405	14,201
International Consolidated Airlines Group SA CDI (a)	942	2,452
MAPFRE SA (Reg.)	5,788	16,040
Red Electrica Corporacion SA	775	36,338
Repsol YPF SA	5,780	115,523
Telefonica SA	28,993	382,673
Zardoya Otis SA	1,177	14,554
TOTAL SPAIN		2,191,136
Sweden - 2.0%
Alfa Laval AB	2,361	41,006
Common Stocks - continued
	Shares	Value
Sweden - continued
ASSA ABLOY AB (B Shares)	2,384	$ 79,468
Atlas Copco AB:
(A Shares)	4,745	116,677
(B Shares)	2,805	61,446
Boliden AB	1,870	32,675
Electrolux AB (B Shares)	1,714	43,852
Elekta AB (B Shares)	2,598	37,014
Getinge AB (B Shares)	1,421	43,704
H&M Hennes & Mauritz AB (B Shares)	6,799	230,122
Hexagon AB (B Shares)	1,760	40,491
Holmen AB (B Shares)	396	11,672
Husqvarna AB (B Shares)	3,053	17,712
Industrivarden AB Series C	735	10,366
Investment AB Kinnevik	1,528	29,187
Investor AB (B Shares)	3,499	77,176
Lundin Petroleum AB (a)	1,644	39,359
Modern Times Group MTG AB (B Shares)	338	10,294
Nordea Bank AB	19,002	172,605
Ratos AB (B Shares)	1,517	13,025
Sandvik AB	7,155	99,242
Scania AB (B Shares)	2,238	42,615
Securitas AB (B Shares)	2,141	15,571
Skandinaviska Enskilda Banken AB (A Shares)	10,010	83,003
Skanska AB (B Shares)	2,783	43,510
SKF AB (B Shares)	2,735	61,645
SSAB Svenskt Stal AB (A Shares)	1,075	7,692
Svenska Cellulosa AB (SCA) (B Shares)	4,104	79,940
Svenska Handelsbanken AB (A Shares)	3,539	121,223
Swedbank AB (A Shares)	5,843	108,352
Swedish Match Co. AB	1,476	50,291
Tele2 AB (B Shares)	2,202	36,750
Telefonaktiebolaget LM Ericsson (B Shares)	21,645	191,755
TeliaSonera AB	15,709	103,426
Volvo AB (B Shares)	9,907	133,305
TOTAL SWEDEN		2,286,171
Switzerland - 5.7%
ABB Ltd. (Reg.)	15,798	285,311
Actelion Ltd.	779	37,574
Adecco SA (Reg.)	965	46,670
Aryzta AG	630	31,456
Baloise Holdings AG	344	28,737
Common Stocks - continued
	Shares	Value
Switzerland - continued
Banque Cantonale Vaudoise (Bearer)	24	$ 12,718
Barry Callebaut AG	12	11,455
Compagnie Financiere Richemont SA Series A	3,761	243,922
Credit Suisse Group	8,808	204,833
GAM Holding Ltd.	1,401	19,557
Geberit AG (Reg.)	272	56,076
Givaudan SA	61	61,046
Holcim Ltd. (Reg.)	1,656	113,002
Julius Baer Group Ltd.	1,629	56,498
Kuehne & Nagel International AG	380	44,353
Lindt & Spruengli AG (participation certificate)	12	37,921
Lonza Group AG	394	19,973
Nestle SA	23,646	1,500,568
Novartis AG	16,481	993,814
Pargesa Holding SA	183	12,340
Partners Group Holding AG	93	19,682
Roche Holding AG (participation certificate)	5,036	968,482
Schindler Holding AG:
(participation certificate)	351	46,245
(Reg.)	158	20,443
SGS SA (Reg.)	40	84,699
Sika AG (Bearer)	15	31,295
Sonova Holding AG Class B	353	35,497
Straumann Holding AG	72	8,883
Sulzer AG (Reg.)	161	23,304
Swatch Group AG:
(Bearer)	220	91,043
(Reg.)	315	22,882
Swiss Life Holding AG	216	27,183
Swiss Prime Site AG	379	31,641
Swiss Re Ltd.	2,535	175,161
Swisscom AG	166	68,963
Syngenta AG (Switzerland)	679	264,735
Transocean Ltd. (Switzerland)	2,546	115,886
UBS AG	26,170	392,644
Zurich Financial Services AG	1,058	260,723
TOTAL SWITZERLAND		6,507,215
Taiwan - 2.3%
Acer, Inc. (a)	19,000	14,700
Advanced Semiconductor Engineering, Inc.	41,916	31,634
Advantech Co. Ltd.	2,000	6,915
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	12,360	$ 15,402
ASUSTeK Computer, Inc.	5,000	53,578
AU Optronics Corp. (a)	58,000	21,959
Capital Securities Corp.	6,090	2,027
Catcher Technology Co. Ltd.	4,000	17,391
Cathay Financial Holding Co. Ltd.	49,750	49,988
Chang Hwa Commercial Bank	31,540	15,927
Cheng Shin Rubber Industry Co. Ltd.	13,260	33,184
Cheng Uei Precision Industries Co. Ltd.	3,029	6,709
Chicony Electronics Co. Ltd.	4,070	8,931
Chimei Innolux Corp. (a)	37,297	13,918
China Airlines Ltd. (a)	22,490	8,777
China Development Finance Holding Corp.	88,800	19,852
China Life Insurance Co. Ltd.	13,563	10,587
China Motor Co. Ltd.	3,000	2,701
China Petrochemical Development Corp.	10,000	6,950
China Steel Corp.	81,960	70,428
Chinatrust Financial Holding Co. Ltd.	79,090	43,593
Chunghwa Telecom Co. Ltd.	27,000	84,487
Clevo Co. Ltd.	2,000	2,616
Compal Electronics, Inc.	32,000	20,157
CTCI Corp.	5,000	9,945
Delta Electronics, Inc.	13,000	44,416
E Ink Holdings, Inc.	5,000	4,023
E Sun Financial Holdings Co. Ltd.	24,150	12,112
Epistar Corp.	6,000	9,552
Eternal Chemical Co. Ltd.	4,000	3,115
EVA Airways Corp.	10,400	6,035
Evergreen Marine Corp. (Taiwan) (a)	10,000	5,152
Everlight Electronics Co. Ltd.	2,000	2,088
Far Eastern Department Stores Co. Ltd.	8,160	7,682
Far Eastern Textile Ltd.	21,510	22,276
Far EasTone Telecommunications Co. Ltd.	12,000	27,689
Farglory Land Development Co. Ltd.	2,000	3,362
Feng Hsin Iron & Steel Co.	3,000	4,745
First Financial Holding Co. Ltd.	45,040	25,596
Formosa Chemicals & Fibre Corp.	22,000	52,119
Formosa Petrochemical Corp.	8,000	23,280
Formosa Plastics Corp.	28,000	76,303
Formosa Taffeta Co. Ltd.	6,000	5,289
Foxconn Technology Co. Ltd.	5,200	18,069
Fubon Financial Holding Co. Ltd.	40,398	41,491
Common Stocks - continued
	Shares	Value
Taiwan - continued
Giant Manufacturing Co. Ltd.	2,000	$ 10,339
Highwealth Construction Corp.	3,000	4,165
HIWIN Technologies Corp.	1,050	6,758
Hon Hai Precision Industry Co. Ltd. (Foxconn)	71,000	215,601
Hotai Motor Co. Ltd.	2,000	14,242
HTC Corp.	5,000	36,118
Hua Nan Financial Holdings Co. Ltd.	38,527	20,246
Inotera Memories, Inc. (a)	12,000	1,631
Inventec Corp.	17,280	5,910
Kinsus Interconnect Technology Corp.	2,000	5,498
Largan Precision Co. Ltd.	1,000	21,294
Lee Chang Yung Chemical Industry Corp.	3,216	3,325
LITE-ON Technology Corp.	14,055	17,900
Macronix International Co. Ltd.	29,607	7,703
MediaTek, Inc.	8,000	88,874
Mega Financial Holding Co. Ltd.	56,690	41,241
Motech Industries, Inc. (a)	1,000	770
Nan Ya Plastics Corp.	34,000	59,945
Nan Ya Printed Circuit Board Corp.	1,000	1,149
Nankang Rubber Tire Co. Ltd.	5,469	6,328
Novatek Microelectronics Corp.	4,000	15,063
Pegatron Corp. (a)	10,000	12,633
Phison Electronics Corp.	1,000	7,686
Pou Chen Corp.	17,000	17,198
Powertech Technology, Inc.	5,000	7,771
President Chain Store Corp.	4,000	19,788
Quanta Computer, Inc.	18,000	41,164
Radiant Opto-Electronics Corp.	3,060	12,728
Realtek Semiconductor Corp.	4,020	7,569
Richtek Technology Corp.	1,000	5,443
Ruentex Development Co. Ltd.	4,000	6,710
Ruentex Industries Ltd.	3,146	7,098
Shin Kong Financial Holding Co. Ltd. (a)	40,000	10,366
Siliconware Precision Industries Co. Ltd.	22,000	21,380
SIMPLO Technology Co. Ltd.	2,200	10,846
Sino-American Silicon Products, Inc.	3,000	2,896
Sinopac Holdings Co.	45,821	17,726
Standard Foods Corp.	1,240	3,180
Synnex Technology International Corp.	8,000	16,926
Taishin Financial Holdings Co. Ltd.	44,970	16,088
Taiwan Business Bank	22,320	6,212
Taiwan Cement Corp.	23,000	29,488
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Cooperative Financial Holding Co. Ltd.	32,206	$ 16,759
Taiwan Fertilizer Co. Ltd.	5,000	11,914
Taiwan Glass Industry Corp.	5,225	5,000
Taiwan Mobile Co. Ltd.	11,600	40,507
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	536,328
TECO Electric & Machinery Co. Ltd.	14,000	9,514
Transcend Information, Inc.	1,000	2,516
Tripod Technology Corp.	4,000	7,737
TSRC Corp.	3,200	6,529
Tung Ho Steel Enterprise Corp.	7,000	6,638
U-Ming Marine Transport Corp.	2,000	3,033
Unified-President Enterprises Corp.	29,540	52,183
Unimicron Technology Corp.	10,000	10,236
United Microelectronics Corp.	86,000	31,891
Walsin Lihwa Corp. (a)	17,000	4,656
Wan Hai Lines Ltd. (a)	6,000	2,937
Wintek Corp. (a)	8,000	3,163
Wistron Corp.	16,600	15,941
WPG Holding Co. Ltd.	11,000	13,293
Yang Ming Marine Transport Corp.	8,000	3,122
Yuanta Financial Holding Co. Ltd.	57,190	25,844
Yulon Motor Co. Ltd.	6,000	10,496
TOTAL TAIWAN		2,651,983
Thailand - 0.5%
Advanced Info Service PCL	800	5,152
Advanced Info Service PCL (For. Reg.)	5,600	36,061
Bangkok Bank Public Co. Ltd.	3,800	22,426
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,300	37,180
Bank of Ayudhya PCL	4,000	3,880
Bank of Ayudhya PCL (For. Reg.)	11,000	10,670
Banpu PCL (For. Reg.)	750	9,586
BEC World PCL (For. Reg.)	6,400	12,312
C.P. ALL PCL	5,100	6,610
C.P. ALL PCL (For. Reg.)	26,400	34,216
Charoen Pokphand Foods PCL	3,800	4,367
Charoen Pokphand Foods PCL (For. Reg.)	18,400	21,148
Glow Energy PCL (For. Reg.)	3,200	7,460
Indorama Ventures PCL (For. Reg.)	8,300	7,239
IRPC Public Co. Ltd. (For. Reg.)	58,700	8,230
Kasikornbank PCL	4,600	26,997
Kasikornbank PCL (For. Reg.)	8,900	52,233
Common Stocks - continued
	Shares	Value
Thailand - continued
Krung Thai Bank PCL (For. Reg.)	26,255	$ 15,494
PTT Exploration and Production PCL	1,000	5,412
PTT Exploration and Production PCL (For. Reg.)	7,400	40,052
PTT Global Chemical PCL	2,100	4,177
PTT Global Chemical PCL (For. Reg.)	10,139	20,166
PTT PCL	800	8,295
PTT PCL (For. Reg.)	5,400	55,990
Siam Cement PCL	900	12,207
Siam Cement PCL (For. Reg.)	2,300	31,197
Siam Commercial Bank PCL	1,700	8,924
Siam Commercial Bank PCL (For. Reg.)	9,600	50,395
Thai Oil PCL (For. Reg.)	5,700	12,405
TOTAL THAILAND		570,481
Turkey - 0.4%
Akbank T.A.S.	12,746	61,437
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,485	22,285
Arcelik A/S	1,550	10,247
Asya Katilim Bankasi A/S (a)	3,321	3,724
Bim Birlesik Magazalar A/S JSC	753	34,972
Coca-Cola Icecek A/S	406	7,882
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	5,184	7,722
Enka Insaat ve Sanayi A/S	2,317	6,153
Eregli Demir ve Celik Fabrikalari T.A.S.	7,675	9,120
Ford Otomotiv Sanayi A/S	678	6,960
Haci Omer Sabanci Holding A/S	6,104	32,214
Koc Holding A/S	4,832	22,698
Koza Altin Isletmeleri A/S	200	4,351
TAV Havalimanlari Holding A/S	1,501	7,453
Turk Hava Yollari AO (a)	3,421	7,920
Turk Sise ve Cam Fabrikalari A/S	1,740	2,543
Turk Telekomunikasyon A/S	4,159	16,242
Turkcell Iletisim Hizmet A/S (a)	5,421	33,120
Turkiye Garanti Bankasi A/S	16,300	77,840
Turkiye Halk Bankasi A/S	2,302	20,291
Turkiye Is Bankasi A/S Series C	11,071	37,675
Turkiye Petrol Rafinerile A/S	875	21,381
Turkiye Vakiflar Bankasi TAO	5,506	12,963
Yapi ve Kredi Bankasi A/S (a)	6,114	15,690
TOTAL TURKEY		482,883
Common Stocks - continued
	Shares	Value
United Kingdom - 14.4%
3I Group PLC	7,049	$ 24,502
Aberdeen Asset Management PLC	6,391	33,467
Admiral Group PLC	1,418	25,354
Aggreko PLC	1,905	66,095
AMEC PLC	2,283	39,052
Anglo American PLC (United Kingdom)	9,980	306,482
Antofagasta PLC	2,852	57,852
ARM Holdings PLC	9,864	106,290
Associated British Foods PLC	2,549	56,971
AstraZeneca PLC (United Kingdom)	9,110	422,474
Aviva PLC	21,061	112,790
Babcock International Group PLC	2,492	39,330
BAE Systems PLC	23,570	118,749
Balfour Beatty PLC	4,830	24,568
Barclays PLC	83,347	308,195
BG Group PLC	24,376	451,389
BHP Billiton PLC	15,189	486,827
BP PLC	136,446	974,443
British American Tobacco PLC (United Kingdom)	14,037	696,230
British Land Co. PLC	6,086	51,905
British Sky Broadcasting Group PLC	7,850	89,816
BT Group PLC	55,931	192,212
Bunzl PLC	2,325	38,458
Burberry Group PLC	3,054	57,465
Capita Group PLC	4,650	54,253
Capital Shopping Centres Group PLC	3,738	20,087
Carnival PLC	1,272	50,667
Centrica PLC	37,045	193,751
Cobham PLC	7,852	27,243
Compass Group PLC	13,331	146,288
Croda International PLC	950	33,743
Diageo PLC	17,957	513,364
Eurasian Natural Resources Corp. PLC	1,991	10,529
Evraz PLC	2,253	8,588
Fresnillo PLC	1,265	39,174
G4S PLC (United Kingdom)	9,889	41,572
GKN PLC	11,612	38,902
GlaxoSmithKline PLC	35,984	806,310
Hammerson PLC	5,081	38,685
HSBC Holdings PLC (United Kingdom)	130,287	1,284,537
ICAP PLC	3,760	19,726
IMI PLC	2,293	35,320
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	7,153	$ 270,110
Inmarsat PLC	3,234	29,565
InterContinental Hotel Group PLC	1,869	46,242
Intertek Group PLC	1,117	50,814
Invensys PLC	6,205	22,810
Investec PLC	3,852	22,652
ITV PLC	26,555	37,089
J Sainsbury PLC	8,574	49,063
Johnson Matthey PLC	1,460	52,988
Kazakhmys PLC	1,440	16,476
Kingfisher PLC	16,837	78,659
Land Securities Group PLC	5,654	73,358
Legal & General Group PLC	41,742	90,264
Lloyds Banking Group PLC (a)	303,544	199,885
London Stock Exchange Group PLC	1,331	20,953
Lonmin PLC	1,047	8,668
Man Group PLC	13,824	17,501
Marks & Spencer Group PLC	11,638	73,959
Meggitt PLC	5,625	35,039
Melrose PLC	8,646	33,625
National Grid PLC	25,726	293,394
Next PLC	1,163	66,926
Old Mutual PLC	34,800	96,593
Pearson PLC	5,790	116,419
Prudential PLC	18,293	251,229
Reckitt Benckiser Group PLC	4,665	282,305
Reed Elsevier PLC	8,628	84,376
Rexam PLC	6,206	44,737
Rio Tinto PLC	9,631	481,130
Rolls-Royce Group PLC	13,475	185,813
Rolls-Royce Group PLC Class C	1,024,100	1,653
Royal & Sun Alliance Insurance Group PLC	26,113	47,323
Royal Bank of Scotland Group PLC (a)	14,928	66,655
Royal Dutch Shell PLC:
Class A (Netherlands)	9,256	317,308
Class A (United Kingdom)	17,350	595,326
Class B (United Kingdom)	18,915	669,070
SABMiller PLC	6,857	293,733
Sage Group PLC	9,009	45,170
Schroders PLC	840	20,659
Scottish & Southern Energy PLC	6,930	161,934
Segro PLC	5,237	20,080
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Serco Group PLC	3,532	$ 32,289
Severn Trent PLC	1,718	44,525
Smith & Nephew PLC	6,474	68,464
Smiths Group PLC	2,759	47,017
Standard Chartered PLC (United Kingdom)	17,355	409,877
Standard Life PLC	17,079	80,479
Tate & Lyle PLC	3,305	38,721
Tesco PLC	57,798	298,329
The Weir Group PLC	1,571	44,163
TUI Travel PLC	3,475	14,076
Tullow Oil PLC	6,455	146,251
Unilever PLC	9,201	343,227
United Utilities Group PLC	4,855	53,041
Vedanta Resources PLC	696	12,737
Vodafone Group PLC	353,706	960,537
Whitbread PLC	1,297	49,186
WM Morrison Supermarkets PLC	16,829	72,756
Xstrata PLC	15,078	238,236
TOTAL UNITED KINGDOM		16,469,119
United States of America - 0.0%
Southern Copper Corp.	1,215	46,292
TOTAL COMMON STOCKS (Cost $104,238,309)		108,144,806
Nonconvertible Preferred Stocks - 0.7%

Colombia - 0.1%
Banco Davivienda SA	574	7,082
Grupo Aval Acciones Y Val SA	10,061	7,113
Grupo de Inversiones Suramerica	618	12,719
Inversiones Argos SA	721	8,030
TOTAL COLOMBIA		34,944
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	371	20,533
Henkel AG & Co. KGaA	1,268	101,257
Porsche Automobil Holding SE (Germany)	1,096	72,762
ProSiebenSat.1 Media AG	603	16,804
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	277	$ 11,473
Volkswagen AG	1,032	213,485
TOTAL GERMANY		436,314
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	43,609	34,921
Korea (South) - 0.1%
Hyundai Motor Co.	154	9,435
Hyundai Motor Co. Series 2	327	21,444
LG Chemical Ltd.	86	7,690
Samsung Electronics Co. Ltd.	149	108,232
TOTAL KOREA (SOUTH)		146,801
Russia - 0.1%
AK Transneft OAO (a)	11	21,993
Sberbank (Savings Bank of the Russian Federation) (a)	19,874	41,851
Surgutneftegaz JSC	45,590	28,237
TOTAL RUSSIA		92,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $642,156)		745,061
Investment Companies - 0.4%

iShares MSCI Canada Index ETF (Cost $439,666)	16,000	455,680
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/23/12 to 2/28/13 (d) (Cost $599,808)	$ 600,000	599,840
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	2,982,747	$ 2,982,747
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	300,240	300,240
TOTAL MONEY MARKET FUNDS (Cost $3,282,987)		3,282,987
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $109,202,926)		113,228,374
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,178,133
NET ASSETS - 100%		$ 114,406,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2012	$ 3,796,000	$ 3,236
27 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	1,336,500	(6,747)
TOTAL EQUITY INDEX CONTRACTS		$ 5,132,500	$ (3,511)
The face value of futures purchased as a percentage of net assets is 4.5%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,956.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,231
Fidelity Securities Lending Cash Central Fund	5,932
Total	$ 9,163
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,947,576	$ 8,243,837	$ 1,703,739	$ -
Consumer Staples	11,346,426	8,857,411	2,489,015	-
Energy	11,822,069	7,063,440	4,758,629	-
Financials	27,433,771	21,645,735	5,783,871	4,165
Health Care	8,023,912	4,082,946	3,940,966	-
Industrials	11,348,374	10,281,893	1,066,481	-
Information Technology	6,787,255	4,596,532	2,190,723	-
Materials	12,042,712	9,335,845	2,706,867	-
Telecommunication Services	6,124,819	3,205,231	2,919,588	-
Utilities	4,012,953	3,628,110	384,843	-
Investment Companies	455,680	455,680	-	-
Government Obligations	599,840	-	599,840	-
Money Market Funds	3,282,987	3,282,987	-	-
Total Investments in Securities:	$ 113,228,374	$ 84,679,647	$ 28,544,562	$ 4,165
Derivative Instruments:
Assets
Futures Contracts	$ 3,236	$ 3,236	$ -	$ -
Liabilities
Futures Contracts	$ (6,747)	$ (6,747)	$ -	$ -
Total Derivative Instruments:	$ (3,511)	$ (3,511)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 15,330
Level 2 to Level 1	$ 9,421,562
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,236	$ (6,747)
Total Value of Derivatives	$ 3,236	$ (6,747)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $281,185) - See accompanying schedule: Unaffiliated issuers (cost $105,919,939)	$ 109,945,387
Fidelity Central Funds (cost $3,282,987)	3,282,987
Total Investments (cost $109,202,926)		$ 113,228,374
Cash		4,008
Foreign currency held at value (cost $285,123)		285,107
Receivable for fund shares sold		1,401,562
Dividends receivable		203,111
Distributions receivable from Fidelity Central Funds		1,330
Receivable from investment adviser for expense reductions		7,988
Other receivables		1,362
Total assets		115,132,842

Liabilities
Payable for investments purchased	$ 103,697
Payable for fund shares redeemed	242,302
Accrued management fee	17,109
Payable for daily variation margin on futures contracts	29,284
Other affiliated payables	7,135
Other payables and accrued expenses	26,568
Collateral on securities loaned, at value	300,240
Total liabilities		726,335

Net Assets		$ 114,406,507
Net Assets consist of:
Paid in capital		$ 109,037,447
Undistributed net investment income		1,461,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(99,943)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,007,491
Net Assets		$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($25,551,942 ÷ 2,425,145 shares)	$ 10.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($67,539,086 ÷ 6,405,456 shares)	$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,198,901 ÷ 2,009,280 shares)	$ 10.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($116,578 ÷ 11,044 shares)	$ 10.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 2,075,748
Interest		566
Income from Fidelity Central Funds		9,163
Income before foreign taxes withheld		2,085,477
Less foreign taxes withheld		(168,787)
Total income		1,916,690

Expenses
Management fee	$ 121,983
Transfer agent fees	48,750
Independent trustees' compensation	199
Miscellaneous	97
Total expenses before reductions	171,029
Expense reductions	(60,814)	110,215
Net investment income (loss)		1,806,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(128,536)
Foreign currency transactions	(17,116)
Futures contracts	254,584
Swap agreements	(46,146)
Total net realized gain (loss)		62,786
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,311)	3,525,431
Assets and liabilities in foreign currencies	(1,459)
Futures contracts	(97,689)
Swap agreements	(35,181)
Total change in net unrealized appreciation (depreciation)		3,391,102
Net gain (loss)		3,453,888
Net increase (decrease) in net assets resulting from operations		$ 5,260,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,806,475	$ 86,770
Net realized gain (loss)	62,786	(253,482)
Change in net unrealized appreciation (depreciation)	3,391,102	616,389
Net increase (decrease) in net assets resulting from operations	5,260,363	449,677
Distributions to shareholders from net realized gain	(118,904)	-
Share transactions - net increase (decrease)	74,594,182	34,189,185
Redemption fees	31,911	93
Total increase (decrease) in net assets	79,767,552	34,638,955

Net Assets
Beginning of period	34,638,955	-
End of period (including undistributed net investment income of $1,461,512 and accumulated net investment loss of $136,472, respectively)	$ 114,406,507	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.03
Net realized and unrealized gain (loss)	.18	.06
Total from investment operations	.47	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	-I
Net asset value, end of period	$ 10.54	$ 10.09
Total Return B,C	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.34% A
Expenses net of fee waivers, if any	.24%	.24% A
Expenses net of all reductions	.24%	.24% A
Net investment income (loss)	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,552	$ 1,790
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.17	.06
Total from investment operations	.47	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 10.54	$ 10.09
Total Return B,C	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18% A
Expenses net of all reductions	.18%	.18% A
Net investment income (loss)	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,539	$ 17,715
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.18	.06
Total from investment operations	.48	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	-I
Net asset value, end of period	$ 10.55	$ 10.09
Total Return B,C	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13% A
Expenses net of all reductions	.13%	.13% A
Net investment income (loss)	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,199	$ 7,567
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.19	.06
Total from investment operations	.49	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 10.56	$ 10.09
Total Return B,C	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 7,568
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, certain foreign taxes, swap agreements, foreign currency transactions, passive foreign investment companies, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 92,401,435	$ 7,968,844	$ (4,337,128)	$ 3,631,716
Spartan Global ex U.S. Index Fund	109,401,601	8,565,908	(4,739,135)	3,826,773

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributedlong-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 1,596,445	$ -	$ (2,778,562)	$ 3,631,019
Spartan Global ex U.S. Index Fund	1,531,180	25,554	-	3,823,638

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (2,778,562)	$ -	$ (2,778,562)

The tax character of distributions paid was as follows:

October 31, 2012
	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 144,849	$ 144,849
Spartan Global ex U.S. Index Fund	118,904	118,904

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 55,081	$ (43,928)
Swap Agreements	143,286	(309,278)
Totals (a)	$ 198,367	$ (353,206)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 254,584	$ (97,689)
Swap Agreements	(46,146)	(35,181)
Totals (a)	$ 208,438	$ (132,870)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	95,046,699	41,087,474
Spartan Global ex U.S. Index Fund	77,792,804	4,196,441

Securities received in-kind through subscriptions are noted in the table below.

Value of securities Received
Spartan Global ex U.S. Index Fund	$ 10,715,382

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 94,076
Fidelity Advantage Class	28,045
Institutional Class	297
$ 122,418
Spartan Global ex U.S. Index Fund
Investor Class	$ 17,635
Fidelity Advantage Class	27,621
Institutional Class	3,494
$ 48,750

During the period, an affiliate of FMR voluntarily reimbursed Spartan Global ex U.S. Index Fund $116,869 for a transfer agent error which is included in paid in capital in the accompanying Statement of Assets and Liabilities.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan Emerging Markets Index Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 4,280,000.41%		$ 97

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 126
Spartan Global ex U.S. Index Fund	97

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 116
Spartan Global ex U.S. Index Fund	5,932

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 29,910,000.63%		$ 1,047

Annual Report

10. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Spartan Emerging Markets Index Fund
Investor Class	.33%	$ 57,821
Fidelity Advantage Class	.22%	36,265
Institutional Class	.15%	1,301
Fidelity Advantage Institutional Class	.12%	1,196
Spartan Global ex U.S. Index Fund
Investor Class	.24%	12,466
Fidelity Advantage Class	.18%	34,496
Institutional Class	.13%	11,590
Fidelity Advantage Institutional Class	.10%	2,251

* The expense limitations that will be in effect on January 1, 2013 are noted in the table below and will remain in place through December 31, 2013.

Expense Limitations
Spartan Emerging Markets Index Fund
Investor Class	.31%
Fidelity Advantage Class	.20%
Institutional Class	.13%
Fidelity Advantage Institutional Class	.10%
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Fidelity Advantage Class	.18%
Institutional Class	.13%
Fidelity Advantage Institutional Class	.10%

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 53
Spartan Global ex U.S. Index Fund	11

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011A
Spartan Emerging Markets Index Fund
From net realized gain
Investor Class	$ 75,627	$ -
Fidelity Advantage Class	39,940	-
Institutional Class	14,631	-
Fidelity Advantage Institutional Class	14,651	-
Total	$ 144,849	$ -
Spartan Global ex U.S. Index Fund
From net realized gain
Investor Class	$ 10,086	$ -
Fidelity Advantage Class	61,496	-
Institutional Class	23,661	-
Fidelity Advantage Institutional Class	23,661	-
Total	$ 118,904	$ -

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011A	2012	2011A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	8,985,035	2,000,573	$ 84,541,058	$ 17,944,136
Reinvestment of distributions	8,161	-	74,427	-
Shares redeemed	(5,916,245)	(513,183)	(56,375,691)	(4,599,752)
Net increase (decrease)	3,076,951	1,487,390	$ 28,239,794	$ 13,344,384
Fidelity Advantage Class
Shares sold	5,877,822	1,102,387	$ 56,396,023	$ 10,433,223
Reinvestment of distributions	4,293	-	39,151	-
Shares redeemed	(1,692,005)	-	(15,835,888)	-
Net increase (decrease)	4,190,110	1,102,387	$ 40,599,286	$ 10,433,223
Institutional Class
Shares sold	62,685	500,001	$ 593,633	$ 5,000,010
Reinvestment of distributions	1,604	-	14,631	-
Shares redeemed	(511,428)	-	(4,773,271)	-
Net increase (decrease)	(447,139)	500,001	$ (4,165,007)	$ 5,000,010

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011A	2012	2011A
Fidelity Advantage Institutional Class
Shares sold	7,902	500,001	$ 78,409	$ 5,000,010
Reinvestment of distributions	1,606	-	14,651	-
Shares redeemed	(501,374)	-	(4,675,011)	-
Net increase (decrease)	(491,866)	500,001	$ (4,581,951)	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	2,777,466	928,521	$ 28,058,197	$ 9,214,235
Reinvestment of distributions	952	-	9,239	-
Shares redeemed	(530,683)	(751,111)	(5,392,759)	(7,397,542)
Net increase (decrease)	2,247,735	177,410	$ 22,674,677	$ 1,816,693
Fidelity Advantage Class
Shares sold	6,694,107	1,755,857	$ 68,329,114	$ 17,372,473
Reinvestment of distributions	6,228	-	60,478	-
Shares redeemed	(2,050,736)	-	(20,469,188)	-
Net increase (decrease)	4,649,599	1,755,857	$ 47,920,404	$ 17,372,473
Institutional Class
Shares sold	2,541,317	750,001	$ 24,281,272	$ 7,500,009
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(1,284,475)	-	(12,955,759)	-
Net increase (decrease)	1,259,279	750,001	$ 11,349,174	$ 7,500,009
Fidelity Advantage Institutional Class
Shares sold	-	750,001	$ -	$ 7,500,010
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(741,394)	-	(7,373,734)	-
Net increase (decrease)	(738,957)	750,001	$ (7,350,073)	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, and their financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Investor Class	12/17/12	12/14/12	$0.12200	$0.064
Fidelity Advantage Class	12/17/12	12/14/12	$0.13618	$0.064
Spartan Global ex U.S. Index Fund
Investor Class	12/17/12	12/14/12	$0.15400	$0.008
Fidelity Advantage Class	12/17/12	12/14/12	$0.16234	$0.008

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2012 or, if subsequently determined to be different, the net capital gain of such year.

Spartan Global ex U.S. Index Fund	$26,670

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 3% would mean that 97% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22%, 0.12%, 0.15%, and 0.33% through December 31, 2012.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.24% through December 31, 2012.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

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EMX-GUX-UANN-1212
1.929359.101

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

Annual Report

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 989.90	$ 1.65
HypotheticalA		$ 1,000.00	$ 1,023.48	$ 1.68
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 989.90	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.03	$ 1.12
Institutional Class	.15%
Actual		$ 1,000.00	$ 990.90	$ .75
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .76
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 990.90	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,011.50	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,010.50	$ .91
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .92
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,011.50	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .66
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,012.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Annual Report

Spartan Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.99%	-1.52%
Fidelity Advantage® Institutional Class	2.99%	-1.52%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the FTSE® Emerging Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Emerging-markets stocks gained 2.85% for the 12 months ending October 31, 2012, as measured by the FTSE® Emerging Index. After some early choppiness, the index rallied strongly in the first two months of 2012 but retreated from March through May amid renewed concerns about Europe's sovereign debt crisis and continued economic sluggishness in key countries such as China and Brazil. A general uptrend in the final five months of the period lifted the index into positive territory for the full year, despite the head wind of a generally stronger U.S. dollar. Major benchmark component Brazil was a drag on performance, falling 12%. The nation's inflation rate crept higher while economic growth ebbed, creating an unfavorable backdrop for stocks here. India's market retreated 5%, as did Russia. Conversely, Hong Kong advanced 16%, aided by rebounding shares of property developers, while South Africa added 8%, China rose roughly 5%, and Taiwan and Malaysia gained about 2% and 15%, respectively. Sentiment about Chinese stocks improved following the government's September approval of massive outlays for infrastructure projects, in hopes of halting that nation's economic slowdown. However, China's ongoing transition to new Communist Party leadership created uncertainty that kept some investors on the sidelines.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Emerging Markets Index Fund: For the 12 months ending October 31, 2012, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares each gained 2.99%, outpacing the benchmark FTSE® Emerging Index, which rose 2.85%. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Taiwan Semiconductor Manufacturing was a notable individual contributor. Also based in Taiwan, Hon Hai Precision Industry, a maker of components for electronic products, did well. Hong Kong telecommunication services provider China Mobile gained ground, while other absolute contributors included Companhia de Bebidas das Americas, a Brazilian beverage company, and Naspers, a South African media firm. In contrast, Brazilian energy company Petroleo Brasileiro (Petrobras) performed poorly, while another Brazil-based firm, metals and mining company Vale, encountered difficulty. Taiwanese mobile phone maker HTC's stock lost about two-thirds of its value during the period, while Russian gas distribution company Gazprom also lagged. Of final note, the fund was helped by redemption fees realized during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3	2.0
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9	1.7
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.6	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.6
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.4	1.7
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.2	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.2	1.3
Companhia de Bebidas das Americas (AmBev) (PN) (Brazil, Beverages)	1.2	1.2
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.1	1.2
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	1.1	1.1
	14.6
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	23.5
Energy	13.5	13.9
Materials	10.7	12.3
Telecommunication Services	9.2	9.4
Consumer Staples	8.6	7.6
Information Technology	7.1	7.3
Consumer Discretionary	5.1	4.9
Industrials	4.7	5.6
Utilities	2.8	3.4
Health Care	1.1	0.9
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
Brazil 15.3%
Taiwan 11.8%
China 11.6%
South Africa 9.8%
India 8.9%
Russia 6.4%
Mexico 5.9%
Malaysia 4.8%
Hong Kong 4.7%
Other 20.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.
As of April 30, 2012
Brazil 17.1%
Taiwan 12.2%
China 11.9%
South Africa 10.0%
India 9.2%
Russia 6.4%
Mexico 5.6%
Malaysia 4.8%
Hong Kong 4.7%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Spartan Emerging Markets Index Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd. (a)	66,000	$ 82,436
China Foods Ltd.	32,000	32,371
China Resources Gas Group Ltd.	16,000	35,468
CITIC Resources Holdings Ltd. (a)	66,000	10,134
Cosco Pacific Ltd.	38,567	56,930
Credicorp Ltd.	855	109,782
Credicorp Ltd. (NY Shares)	814	105,283
Kunlun Energy Co. Ltd.	88,000	163,509
Shenzhen International Holdings Ltd.	325,000	26,839
Sinofert Holdings Ltd.	54,000	11,427
TOTAL BERMUDA		634,179
Brazil - 15.3%
AES Tiete SA	1,700	16,188
AES Tiete SA (PN) (non-vtg.)	3,500	39,755
All America Latina Logistica SA	18,100	82,344
Amil Participacoes SA	4,200	63,174
Banco Bradesco SA (PN)	53,600	844,489
Banco do Brasil SA	32,000	341,419
Banco Santander SA (Brasil) unit	21,700	149,044
BM&F Bovespa SA	54,400	348,194
BR Malls Participacoes SA	12,700	166,953
Bradespar SA (PN)	6,600	97,487
Brasil Foods SA	24,000	436,621
Braskem SA (PN-A)	4,200	27,751
BTG Pactual Participations Ltd. unit	2,600	40,964
CCR SA	36,400	320,083
CCX Carvao da Colombia SA (a)	1,300	1,408
Centrais Eletricas Brasileiras SA (Electrobras)	15,400	84,542
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	7,200	57,251
Cetip SA - Mercados Organizado	7,103	81,835
Cia.Hering SA	4,600	105,677
Cielo SA	7,220	178,629
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	3,500	160,607
Companhia de Bebidas das Americas (AmBev)	5,500	184,954
Companhia de Bebidas das Americas (AmBev) (PN)	28,600	1,168,755
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,200	135,465
Companhia de Transmissao de Energia Eletrica Paulista (PN)	900	14,424
Companhia Energetica de Minas Gerais (CEMIG)	2,650	28,835
Companhia Energetica de Minas Gerais (CEMIG) (PN)	12,725	152,245
Companhia Energetica de Sao Paulo Series A	4,200	37,739
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel (PN-B)	3,400	$ 50,220
Companhia Siderurgica Nacional SA (CSN)	30,800	170,298
Cosan SA Industria e Comercio	4,600	88,215
CPFL Energia SA	8,500	98,767
Cyrela Brazil Realty SA	8,800	74,610
Duratex SA	7,800	54,265
Ecorodovias Infraestrutura e Logistica SA	4,100	35,811
Embraer SA	20,800	145,422
Energias do Brasil SA	5,900	36,892
Fibria Celulose SA (a)	6,300	53,476
Gerdau SA	4,700	34,179
Gerdau SA (PN)	24,000	209,744
Hypermarcas SA (a)	13,000	103,370
Itau Unibanco Holdings SA	7,100	92,986
Itau Unibanco Holdings SA	63,000	921,248
Itausa-Investimentos Itau SA (PN)	82,850	363,046
JBS SA (a)	25,300	81,840
Klabin SA (PN) (non-vtg.)	17,300	101,617
Light SA	1,900	20,440
Localiza Rent A Car SA	4,200	73,617
Lojas Americanas SA	6,146	46,601
Lojas Americanas SA (PN)	16,096	134,724
Lojas Renner SA	3,400	125,886
Metalurgica Gerdau SA (PN)	7,200	80,683
MMX Mineracao e Metalicos SA (a)	6,200	12,271
MPX Mineracao e Energia SA (a)	4,200	22,189
MRV Engenharia e Participacoes SA	10,000	50,713
Multiplan Empreendimentos Imobiliarios SA	2,200	64,449
Natura Cosmeticos SA	6,000	159,967
OGX Petroleo e Gas Participacoes SA (a)	35,600	82,556
Oi SA	8,000	37,813
Oi SA (PN)	32,500	130,253
OSX Brasil SA (a)	2,100	11,839
OSX Brasil SA rights 11/26/12 (a)	96	1
PDG Realty SA Empreendimentos e Participacoes	36,700	61,798
Petroleo Brasileiro SA - Petrobras:
(ON)	104,100	1,101,967
(PN) (non-vtg.)	155,100	1,588,380
Porto Seguro SA	3,200	34,032
Souza Cruz SA	12,900	168,312
Sul America SA unit	3,459	27,249
Telefonica Brasil SA	6,300	139,583
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA	26,900	$ 95,360
Tractebel Energia SA	7,600	130,967
Ultrapar Participacoes SA	11,200	234,913
Usinas Siderurgicas de Minas Gerais SA - Usiminas	4,900	25,621
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	14,600	70,518
Vale SA	44,100	813,148
Vale SA (PN-A)	59,900	1,072,039
Weg SA	6,800	78,109
TOTAL BRAZIL		14,778,836
Cayman Islands - 0.4%
China Resources Cement Holdings Ltd.	50,000	34,000
China Resources Land Ltd.	66,000	150,734
China State Construction International Holdings Ltd.	44,000	52,402
MStar Semiconductor, Inc.	13,000	110,151
TPK Holding Co. Ltd.	6,775	85,122
TOTAL CAYMAN ISLANDS		432,409
Chile - 2.4%
AES Gener SA	61,932	36,813
Banco de Chile	980,024	146,225
Banco de Credito e Inversiones	1,177	75,833
Banco Santander Chile	2,143,046	148,096
CAP SA	3,194	110,109
Cencosud SA	28,153	153,652
Colbun SA (a)	202,138	56,396
Compania Cervecerias Unidas SA	3,190	46,410
Compania de Petroleos de Chile SA (COPEC)	14,512	208,172
CorpBanca SA	4,509,569	59,000
Embotelladora Andina SA Class B	4,559	28,805
Empresa Nacional de Electricidad SA	110,195	177,379
Empresa Nacional de Electricidad SA sponsored ADR	203	9,718
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,806	57,152
Empresas CMPC SA	45,355	173,917
Enersis SA	349,802	119,739
Enersis SA sponsored ADR	300	5,082
Lan Airlines SA	8,615	211,369
SACI Falabella	19,891	204,016
Sociedad Matriz Banco de Chile Class B	160,735	58,294
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA:
(PN-B)	3,100	$ 179,628
(PN-B) sponsored ADR	168	9,719
TOTAL CHILE		2,275,524
China - 11.6%
Agricultural Bank China Ltd. (H Shares)	642,000	278,336
Air China Ltd. (H Shares)	60,000	42,580
Aluminum Corp. of China Ltd. (H Shares) (a)	122,000	52,847
Angang Steel Co. Ltd. (H Shares) (a)	28,000	16,800
Anhui Conch Cement Co. Ltd. (H Shares)	36,000	124,489
Anhui Expressway Co. Ltd. (H Shares)	20,000	9,600
Anhui Gujing Distillery Co. Ltd. (B Shares)	1,600	4,930
Bank Communications Co. Ltd. (H Shares)	294,000	210,161
Bank of China Ltd. (H Shares)	2,329,000	958,640
BBMG Corp. (H Shares)	30,500	26,210
Beijing Capital International Airport Co. Ltd. (H Shares)	48,000	30,906
Beijing North Star Co. Ltd. (H Shares)	26,000	5,401
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,912
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	11,036
BYD Co. Ltd. (H Shares) (a)	14,000	27,639
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	39,800	53,614
China BlueChemical Ltd. (H Shares)	52,000	32,944
China CITIC Bank Corp. Ltd. (H Shares)	308,000	157,377
China Coal Energy Co. Ltd. (H Shares)	121,000	120,219
China Communications Construction Co. Ltd. (H Shares)	127,000	119,133
China Communications Services Corp. Ltd. (H Shares)	54,000	30,449
China Construction Bank Corp. (H Shares)	2,005,000	1,510,855
China Cosco Holdings Co. Ltd. (H Shares) (a)	69,000	34,277
China Eastern Airlines Corp. Ltd. (H Shares) (a)	58,000	20,148
China International Marine Containers (Group) Ltd. (B Shares)	53,000	65,241
China Life Insurance Co. Ltd. (H Shares)	207,000	608,686
China Longyuan Power Grid Corp. Ltd. (H Shares)	34,000	22,155
China Merchants Bank Co. Ltd. (H Shares)	106,000	198,048
China Merchants Property Development Co. Ltd. (B Shares)	6,900	13,978
China Minsheng Banking Corp. Ltd. (H Shares)	159,000	144,638
China Molybdenum Co. Ltd. (H Shares) (a)	32,000	13,708
China National Building Materials Co. Ltd. (H Shares)	76,000	96,887
China National Materials Co. Ltd. (H Shares)	42,000	13,169
China Oilfield Services Ltd. (H Shares)	42,000	79,664
China Pacific Insurance Group Co. Ltd. (H Shares)	65,200	204,432
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	468,000	$ 493,215
China Railway Construction Corp. Ltd. (H Shares)	60,500	60,109
China Railway Group Ltd. (H Shares)	124,000	63,200
China Shenhua Energy Co. Ltd. (H Shares)	95,500	406,643
China Ship Container Lines Co. Ltd. (H Shares) (a)	124,000	33,120
China Shipping Development Co. Ltd. (H Shares)	40,000	21,006
China Southern Airlines Ltd. (H Shares)	54,000	25,571
China Telecom Corp. Ltd. (H Shares)	452,000	267,426
China Vanke Co. Ltd. (B Shares)	34,900	45,527
Chongqing Changan Automobile Co. Ltd. (B Shares)	26,700	10,645
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	71,000	33,347
CITIC Securities Co. Ltd. (H Shares)	25,500	47,841
CSG Holding Co. Ltd. (B Shares)	20,900	13,187
CSR Corp. Ltd. (H Shares)	48,000	37,285
Datang International Power Generation Co. Ltd. (H Shares)	78,000	27,778
Dazhong Transport Group Co. Ltd. (B Shares)	14,300	6,850
Dongfang Electric Corp. Ltd. (H Shares)	10,800	18,088
Dongfeng Motor Group Co. Ltd. (H Shares)	72,000	89,187
Double Coin Holdings Ltd. (B Shares)	2,600	1,375
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	4,465
Great Wall Motor Co. Ltd. (H Shares)	28,500	78,329
Guangdong Electric Power Development Co. Ltd.	18,600	8,856
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	14,900	4,556
Guangshen Railway Co. Ltd. (H Shares)	36,000	12,403
Guangzhou Automobile Group Co. Ltd. (H Shares)	54,000	36,998
Guangzhou Pharmaceutical Ltd. (H Shares)	6,000	11,659
Guangzhou R&F Properties Co. Ltd. (H Shares)	22,000	27,053
Guangzhou Shipyard International Ltd. (H Shares) (a)	8,000	6,018
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,550
Haitong Securities Co. Ltd. (H Shares)	30,400	38,990
Harbin Power Equipment Co. Ltd. (H Shares)	14,000	11,579
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	4,512
Huadian Power International Corp. Ltd. (H Shares) (a)	38,000	9,659
Huaneng Power International, Inc. (H Shares)	94,000	75,099
Industrial & Commercial Bank of China Ltd. (H Shares)	1,812,000	1,199,419
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	14,000	12,292
Inner Mongolia Yitai Coal Co. Ltd.:
(B Shares)	16,481	89,558
(H Shares) (a)	7,500	40,790
Jiangling Motors Corp. Ltd. (B Shares)	900	1,737
Jiangsu Expressway Co. Ltd. (H Shares)	28,000	24,134
Common Stocks - continued
	Shares	Value
China - continued
Jiangxi Copper Co. Ltd. (H Shares)	40,000	$ 103,483
Jinzhou Port Co. Ltd. (B Shares) (a)	11,000	3,751
Lianhua Supermarket Holdings Ltd. (H Shares)	14,000	11,308
Maanshan Iron & Steel Ltd. (H Shares) (a)	50,000	12,903
Metallurgical Corp. China Ltd. (H Shares) (a)	97,000	18,023
New China Life Insurance Co. Ltd. (H Shares)	11,700	38,798
PetroChina Co. Ltd. (H Shares)	586,000	795,154
PICC Property & Casualty Co. Ltd. (H Shares)	102,008	135,834
Ping An Insurance Group Co. China Ltd. (H Shares)	65,500	518,926
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	16,300	6,478
(H Shares)	11,500	4,259
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	64,908
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	5,506
Shanghai Electric Group Co. Ltd. (H Shares)	66,000	26,826
Shanghai Friendship Group, Inc. (B Shares)	4,900	5,326
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	4,268
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	5,352
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	6,540	4,578
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	5,805
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	15,700	15,543
Shanghai Pharma Holding Co. Ltd. (H Shares)	15,000	27,793
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,143
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	5,051
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	7,632
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	5,884
Shenzhen Expressway Co. (H Shares)	24,000	9,104
Sichuan Expressway Co. Ltd. (H Shares)	26,000	8,454
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	72,000	20,624
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	38,000	7,992
Sinopharm Group Co. Ltd. (H Shares)	19,600	65,881
Sinotrans Ltd. (H Shares)	61,000	9,445
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	3,270
Travelsky Technology Ltd. (H Shares)	32,000	16,516
Tsingtao Brewery Co. Ltd. (H Shares)	14,000	75,690
Weichai Power Co. Ltd. (H Shares)	13,800	48,878
Weifu High-Technology Co. Ltd. (B Shares)	4,200	10,248
Weiqiao Textile Co. Ltd. (H Shares)	22,500	8,797
Wumart Stores, Inc. (H Shares)	17,000	30,183
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	5,020	$ 25,450
Yanzhou Coal Mining Co. Ltd. (H Shares)	56,000	83,475
Zhaojin Mining Industry Co. Ltd. (H Shares)	22,500	37,742
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	33,535
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	24,900	13,571
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	15,000	44,129
Zijin Mining Group Co. Ltd. (H Shares)	170,000	68,438
ZTE Corp. (H Shares)	16,800	23,672
TOTAL CHINA		11,230,791
Colombia - 1.0%
Almacenes Exito SA	6,461	123,170
BanColombia SA:
sponsored ADR	76	4,866
(PN)	9,112	145,353
Cementos Argos SA	10,403	49,750
Corp. Financiera Colombiana SA	2,528	48,027
Ecopetrol SA	124,566	370,618
Grupo de Inversiones Suramerica	6,293	122,853
Interconexion Electrica SA ESP	8,382	45,393
Isagen SA	19,497	27,355
TOTAL COLOMBIA		937,385
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	6,027	222,210
Komercni Banka A/S	421	85,918
Telefonica Czech Rep A/S	3,667	73,037
TOTAL CZECH REPUBLIC		381,165
Egypt - 0.5%
Alexandria Mineral Oils Co.	354	4,517
Commercial International Bank Ltd.	15,058	93,612
Commercial International Bank Ltd. sponsored GDR	1,510	9,211
EFG-Hermes Holding SAE	15,045	28,872
Egyptian Kuwaiti Holding	27,023	34,049
El Ezz Steel Rebars SAE	13,312	22,214
Elsewedy Electric Co.	2,725	11,836
National Societe Generale Bank	3,468	25,815
Orascom Construction Industries SAE	2,568	107,972
Orascom Construction Industries SAE GDR	209	8,548
Orascom Telecom Holding SAE (a)	74,368	43,800
Orascom Telecom Media & Technology Holding SAE	108,153	10,616
Sidi Kerir Petrochemcials Co.	6,102	13,307
Common Stocks - continued
	Shares	Value
Egypt - continued
Talaat Moustafa Group Holding (a)	43,609	$ 34,174
Telecom Egypt SAE	5,690	12,846
TOTAL EGYPT		461,389
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	15,500	100,099
China Agri-Industries Holdings Ltd.	42,000	26,284
China Everbright Ltd.	22,000	32,020
China Insurance International Holdings Co. Ltd. (a)	23,800	40,782
China Merchant Holdings International Co. Ltd.	34,847	115,556
China Mobile Ltd.	154,000	1,708,129
China Mobile Ltd. sponsored ADR	2,600	144,014
China Overseas Land & Investment Ltd.	112,000	293,366
China Resources Enterprise Ltd.	32,000	104,051
China Resources Power Holdings Co. Ltd.	52,000	111,380
China Unicom Ltd.	198,000	319,201
CITIC Pacific Ltd.	28,000	35,695
CNOOC Ltd.	457,000	940,495
CNOOC Ltd. sponsored ADR	400	82,220
Far East Horizon Ltd.	34,000	24,041
Franshion Properties China Ltd.	100,000	30,580
Guangdong Investment Ltd.	54,000	44,175
Lenovo Group Ltd.	218,000	175,243
Poly (Hong Kong) Investments Ltd. (a)	46,000	27,956
Shanghai Industrial Holdings Ltd.	15,000	48,193
Shenzhen Investment Ltd.	74,628	19,836
Sino-Ocean Land Holdings Ltd.	113,722	71,314
Sinotruk Hong Kong Ltd.	22,000	12,632
Yuexiu Property Co. Ltd.	196,000	53,868
TOTAL HONG KONG		4,561,130
Hungary - 0.4%
Magyar Telekom PLC	13,434	24,884
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,184	189,688
OTP Bank PLC	7,614	144,519
Richter Gedeon PLC	377	70,316
TOTAL HUNGARY		429,407
India - 1.2%
Adani Enterprises Ltd. (a)	2,129	8,521
Adani Power Ltd. (a)	2,900	2,598
Ambuja Cements Ltd.	1,149	4,329
Ashok Leyland Ltd.	20,233	8,818
Common Stocks - continued
	Shares	Value
India - continued
Asian Paints India Ltd.	118	$ 8,490
Axis Bank Ltd.	1,357	29,826
Bajaj Auto Ltd.	287	9,689
Bank of Baroda	600	8,092
Bank of India	707	3,633
Bharat Heavy Electricals Ltd.	2,073	8,661
Bharat Petroleum Corp. Ltd.	2,037	12,779
Bharti Airtel Ltd.	5,410	27,113
Cairn India Ltd.	1,791	11,201
Canara Bank (a)	467	3,480
Cipla Ltd.	1,576	10,641
Coal India Ltd.	2,268	14,597
Colgate-Palmolive (India)	429	10,250
Dabur India Ltd.	4,153	9,598
DLF Ltd.	2,085	7,859
Dr. Reddy's Laboratories Ltd.	291	9,477
GAIL India Ltd.	1,626	10,544
GlaxoSmithKline Pharmaceuticals Ltd.	100	3,726
Glenmark Pharmaceuticals Ltd. (a)	1,036	8,247
GMR Infrastructure Ltd. (a)	13,935	5,193
Great Eastern Shipping Co. Ltd.	500	2,389
HCL Technologies Ltd.	795	8,984
HDFC Bank Ltd.	4,001	46,980
Hero Motocorp Ltd.	163	5,695
Hindalco Industries Ltd.	3,132	6,784
Hindustan Unilever Ltd.	3,012	30,599
Hindustan Zinc Ltd.	1,200	2,986
Housing Development Finance Corp. Ltd.	3,935	55,754
ICICI Bank Ltd.	1,984	38,604
IDBI Bank Ltd.	1,500	2,587
Indiabulls Financial Services Ltd.	2,000	9,291
Infosys Ltd.	2,249	98,443
Infrastructure Development Finance Co. Ltd.	5,601	16,890
ITC Ltd.	22,898	120,246
Jaiprakash Associates Ltd.	3,689	5,989
Jindal Steel & Power Ltd.	844	6,092
JSW Steel Ltd. (a)	610	8,373
Kotak Mahindra Bank Ltd. (a)	770	8,640
Larsen & Toubro Ltd.	740	22,375
Lupin Ltd. (a)	675	7,106
Mahindra & Mahindra Ltd.	968	15,912
Maruti Suzuki India Ltd.	330	8,819
Common Stocks - continued
	Shares	Value
India - continued
Mphasis BFL Ltd. (a)	900	$ 6,474
Mundra Port and SEZ Ltd.	2,738	6,475
Nestle India Ltd.	108	9,434
NTPC Ltd.	4,908	15,083
Oil & Natural Gas Corp. Ltd.	7,238	36,119
Oil India Ltd.	500	4,491
Oracle Finance Services Software Ltd. (a)	100	5,390
Power Grid Corp. of India Ltd.	3,719	7,880
Reliance Capital Ltd.	883	6,268
Reliance Communication Ltd.	4,164	4,179
Reliance Industries Ltd.	6,360	95,214
Reliance Power Ltd. (a)	3,930	6,753
Rural Electrification Corp. Ltd.	2,279	9,122
Satyam Computer Services Ltd. (a)	5,508	11,179
Shriram Transport Finance Co. Ltd.	264	3,067
Siemens India Ltd.	747	9,539
State Bank of India	441	17,296
Sterlite Industries (India) Ltd.	4,276	7,876
Sun Pharmaceutical Industries Ltd.	1,169	15,082
Suzlon Energy Ltd. (a)	7,736	2,272
Tata Chemicals Ltd. (a)	1,100	6,470
Tata Consultancy Services Ltd.	1,257	30,733
Tata Motors Ltd.	3,338	15,873
Tata Power Co. Ltd.	4,421	8,714
Tata Steel Ltd.	1,562	11,386
Titan Industries Ltd.	2,209	10,646
Ultratech Cemco Ltd.	401	14,877
Union Bank of India	1,600	5,818
Unitech Ltd. (a)	14,034	6,025
United Spirits Ltd.	235	5,135
Wipro Ltd.	1,782	11,516
Zee Entertainment Enterprises Ltd. (a)	1,826	6,424
TOTAL INDIA		1,179,710
Indonesia - 3.2%
PT Adaro Energy Tbk	360,500	51,419
PT Aneka Tambang Tbk	117,500	15,658
PT Astra Agro Lestari Tbk	11,000	23,993
PT Astra International Tbk	841,500	705,262
PT Bank Central Asia Tbk	343,500	293,252
PT Bank Danamon Indonesia Tbk Series A	60,500	38,423
PT Bank Mandiri (Persero) Tbk	261,500	224,609
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Negara Indonesia (Persero) Tbk	163,500	$ 65,536
PT Bank Rakyat Indonesia Tbk	334,500	257,708
PT Bumi Resources Tbk	573,500	39,407
PT Charoen Pokphand Indonesia Tbk	215,000	69,950
PT Gudang Garam Tbk	16,500	84,432
PT Indo Tambangraya Megah Tbk	10,000	42,322
PT Indocement Tunggal Prakarsa Tbk	29,000	64,612
PT Indofood Sukses Makmur Tbk	100,000	59,344
PT Indofood Sukses Makmur Tbk	36,500	27,171
PT Indosat Tbk	71,000	48,048
PT International Nickel Indonesia Tbk	69,000	19,396
PT Jasa Marga Tbk	48,000	28,985
PT Kalbe Farma Tbk	1,049,000	105,937
PT Perusahaan Gas Negara Tbk Series B	266,500	129,018
PT Semen Gresik (Persero) Tbk	81,500	126,428
PT Tambang Batubbara Bukit Asam Tbk	26,000	43,311
PT Telkomunikasi Indonesia Tbk Series B	276,000	280,321
PT Unilever Indonesia Tbk	42,000	113,909
PT United Tractors Tbk	75,500	165,856
TOTAL INDONESIA		3,124,307
Luxembourg - 0.1%
Brait SA	14,754	58,025
Malaysia - 4.8%
AirAsia Bhd	54,700	54,413
AMMB Holdings Bhd	63,000	131,957
Astro Malaysia Holdings Bhd	45,000	40,036
Axiata Group Bhd	174,300	373,663
Berjaya Sports Toto Bhd	31,900	46,499
British American Tobacco (Malaysia) Bhd	3,800	78,894
Bumi Armada Bhd	21,200	27,283
Bumiputra-Commerce Holdings Bhd	157,300	394,025
DiGi.com Bhd	163,400	284,850
Felda Global Ventures Holdings Bhd	31,400	48,244
Gamuda Bhd	54,700	64,828
Genting Bhd	75,700	219,943
Genting Malaysia Bhd	82,800	97,588
Hong Leong Bank Bhd	15,500	74,701
IHH Healthcare Bhd	63,600	68,277
IJM Corp. Bhd	35,600	58,554
IOI Corp. Bhd	131,700	218,779
Kuala Lumpur Kepong Bhd	15,800	111,108
Common Stocks - continued
	Shares	Value
Malaysia - continued
Lafarge Malayan Cement Bhd	10,300	$ 32,969
Malayan Banking Bhd	168,396	499,217
Malaysia Marine and Heavy Engineering Sdn Bhd	10,500	16,650
Malaysian Plantations Bhd	31,300	41,822
Maxis Bhd	62,000	141,668
MMC Corp. Bhd	36,200	31,018
Parkson Holdings Bhd	15,300	24,361
Petronas Chemicals Group Bhd	88,900	189,708
Petronas Dagangan Bhd	8,700	63,065
Petronas Gas Bhd	22,000	141,563
PPB Group Bhd	15,500	68,493
Public Bank Bhd (For. Reg.)	29,100	151,710
RHB Capital Bhd	19,679	48,455
Sime Darby Bhd	126,000	404,557
SP Setia Bhd	19,700	23,348
Telekom Malaysia Bhd	32,500	63,805
Tenaga Nasional Bhd	39,400	89,898
UEM Land Holdings Bhd (a)	43,700	30,415
UMW Holdings Bhd	24,100	78,962
YTL Corp. Bhd	147,186	84,562
YTL Power International Bhd	71,800	38,422
TOTAL MALAYSIA		4,658,310
Mexico - 5.9%
Alfa SA de CV Series A	71,500	131,871
America Movil SAB de CV Series L	1,089,500	1,383,717
CEMEX SA de CV unit	295,004	267,428
Coca-Cola FEMSA SAB de CV Series L	12,400	158,935
Embotelladoras Arca SAB de CC	22,200	161,083
Fomento Economico Mexicano SAB de CV unit	60,600	545,743
Grupo Bimbo SAB de CV Series A	64,600	150,474
Grupo Carso SA de CV Series A1	18,000	65,146
Grupo Elektra SA de CV	1,875	77,264
Grupo Financiero Banorte SAB de CV Series O	65,000	361,139
Grupo Financiero Inbursa SAB de CV Series O	54,900	146,202
Grupo Financiero Santander Mexico SAB de CV	44,500	121,361
Grupo Mexico SA de CV Series B	109,507	350,918
Grupo Modelo SAB de CV Series C	17,400	153,350
Grupo Televisa SA de CV	80,400	365,466
Industrias Penoles SA de CV	4,450	221,701
Kimberly-Clark de Mexico SA de CV Series A	34,500	82,838
Mexichem SAB de CV	43,827	217,194
Common Stocks - continued
	Shares	Value
Mexico - continued
Minera Frisco SAB de CV (a)	21,700	$ 86,359
Organizacion Soriana Sab de CV Series B	9,800	32,931
Wal-Mart de Mexico SA de CV Series V	198,000	584,746
TOTAL MEXICO		5,665,866
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	3,905	28,238
Managem	49	9,030
TOTAL MOROCCO		37,268
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	18,965	22,813
MCB Bank Ltd.	17,301	34,097
National Bank of Pakistan	18,837	8,924
Oil & Gas Development Co. Ltd.	14,117	26,809
Pakistan Petroleum Ltd.	11,661	21,040
TOTAL PAKISTAN		113,683
Peru - 0.3%
Compania de Minas Buenaventura SA	2,874	102,029
Compania de Minas Buenaventura SA sponsored ADR	2,858	102,202
Volcan Compania Minera Saa Class B	58,577	57,187
TOTAL PERU		261,418
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	60,600	71,142
Aboitiz Power Corp.	54,300	43,731
Alliance Global Group, Inc.	131,200	47,500
Ayala Corp.	4,950	53,354
Ayala Land, Inc.	155,100	88,871
Bank of the Philippine Islands (BPI)	39,230	77,315
BDO Unibank, Inc.	39,292	61,185
DMCI Holdings, Inc.	26,200	34,423
Globe Telecom, Inc.	930	25,796
Jollibee Food Corp.	9,990	25,692
Metropolitan Bank & Trust Co.	20,820	48,124
Philippine Long Distance Telephone Co.	1,265	81,374
PNOC Energy Development Corp.	267,500	43,412
San Miguel Corp.	32,070	85,130
SM Investments Corp.	5,000	97,689
SM Prime Holdings, Inc.	191,800	67,667
TOTAL PHILIPPINES		952,405
Common Stocks - continued
	Shares	Value
Poland - 1.4%
Bank Handlowy w Warszawie SA	958	$ 27,891
Bank Polska Kasa Opieki SA	2,931	140,736
BRE Bank SA (a)	398	37,548
ENEA SA	3,107	14,987
Getin Noble Bank SA	25,206	13,106
ING Bank Slaski SA (a)	1,237	33,708
Jastrzebska Spolka Weglowa SA	1,129	30,695
KGHM Polska Miedz SA (Bearer)	4,079	205,442
Polish Oil & Gas Co.	49,747	61,548
Polska Grupa Energetyczna SA	20,682	112,069
Polski Koncern Naftowy Orlen SA (a)	8,864	121,605
Powszechna Kasa Oszczednosci Bank SA	17,270	193,058
Powszechny Zaklad Ubezpieczen SA	1,807	211,113
Synthos SA	12,767	21,194
Tauron Polska Energia SA	38,589	53,303
Telekomunikacja Polska SA	17,932	67,737
TVN SA	4,752	10,419
TOTAL POLAND		1,356,159
Russia - 6.3%
Aeroflot - Russian Airlines (a)	14,310	18,222
Federal Grid Co. Unified Energy System JSC (a)	7,127,650	46,462
Gazprom OAO sponsored ADR (Reg. S)	132,063	1,206,395
Inter Rao Ues JSC (a)	57,216,645	46,345
Interregional Distribution Grid Companies Holding JSC (a)	478,650	28,339
LSR Group OJSC GDR (Reg. S)	4,886	23,526
Lukoil Oil Co. sponsored ADR (United Kingdom)	17,786	1,075,164
Magnit OJSC GDR (Reg. S)	9,346	331,783
Magnitogorsk Iron & Steel Works OJSC unit (a)	3,114	13,428
Mobile TeleSystems OJSC sponsored ADR	14,142	242,394
Mosenergo AO (a)	234,037	10,313
NOMOS-BANK OJSC GDR (Reg. S) (a)	1,318	17,582
Norilsk Nickel OJSC ADR	13,047	200,141
NOVATEK OAO GDR (Reg. S)	2,489	283,746
Novolipetsk Steel OJSC GDR (Reg. S)	1,758	33,209
OGK-4 OJSC (a)	552,669	45,404
Pharmstandard OJSC unit (a)	2,170	31,899
PIK Group GDR (Reg. S) unit (a)	2,340	5,054
Raspadskaya OAO (a)	6,032	11,895
Rosneft Oil Co. OJSC GDR (Reg. S)	37,973	281,000
Rostelecom sponsored ADR	6,743	154,415
RusHydro JSC sponsored ADR	30,613	72,675
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	39,030	$ 114,257
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	65,808	773,902
Severstal JSC GDR (Reg. S)	4,808	58,321
Sistema JSFC sponsored GDR	4,134	75,859
Surgutneftegaz JSC sponsored ADR	19,433	169,067
Tatneft OAO sponsored ADR	7,472	289,465
TGK-1 OAO (a)	38,530,033	7,764
TMK OAO GDR (Reg. S)	1,733	25,700
Uralkali OJSC GDR (Reg. S)	6,983	273,594
VTB Bank JSC unit	36,547	125,941
TOTAL RUSSIA		6,093,261
South Africa - 9.8%
Absa Group Ltd.	9,956	159,835
Adcock Ingram Holdings Ltd.	5,226	34,898
Aeci Ltd.	3,819	32,523
African Bank Investments Ltd.	21,194	71,668
African Rainbow Minerals Ltd.	2,495	52,227
Allied Technologies Ltd.	1,705	7,866
Anglo Platinum Ltd.	2,293	106,576
AngloGold Ashanti Ltd.	10,619	358,766
ArcelorMittal South Africa Ltd. (a)	5,150	19,838
Aspen Pharmacare Holdings Ltd.	9,258	168,703
Assore Ltd.	1,201	49,588
Aveng Ltd.	9,526	33,992
AVI Ltd.	9,793	64,582
Barloworld Ltd.	6,562	53,166
Bidvest Group Ltd.	9,140	218,152
Capital Property Fund	43,517	50,088
Capitec Bank Holdings Ltd.	1,356	29,870
Capitec Bank Holdings Ltd. rights 11/9/12 (a)	137	482
Clicks Group Ltd.	7,340	50,606
Coronation Fund Managers Ltd.	5,921	22,842
DataTec Ltd.	5,704	35,392
Discovery Holdings Ltd.	8,233	52,718
Exxaro Resources Ltd.	3,922	78,479
FirstRand Ltd.	115,781	384,305
Foschini Ltd.	6,387	92,733
Fountainhead Property Trust	27,465	25,309
Gold Fields Ltd.	20,210	251,090
Grindrod Ltd.	13,270	22,773
Common Stocks - continued
	Shares	Value
South Africa - continued
Growthpoint Properties Ltd.	48,842	$ 132,996
Harmony Gold Mining Co. Ltd.	12,116	99,266
Hyprop Investments Ltd.	4,885	37,747
Illovo Sugar Ltd.	5,773	21,080
Impala Platinum Holdings Ltd.	17,491	314,693
Imperial Holdings Ltd.	5,840	132,673
Investec Ltd.	7,128	41,926
JD Group Ltd.	3,215	17,168
JSE Ltd.	2,211	17,934
Kumba Iron Ore Ltd.	2,702	168,901
Lewis Group Ltd.	2,476	19,704
Liberty Holdings Ltd.	4,319	50,096
Life Healthcare Group Holdings Ltd.	28,913	109,341
Massmart Holdings Ltd.	2,928	58,893
Mediclinic International Ltd.	11,113	60,431
MMI Holdings Ltd.	32,901	79,571
Mondi Ltd.	3,406	36,846
Mr Price Group Ltd.	6,605	102,038
MTN Group Ltd.	52,551	947,544
Murray & Roberts Holdings Ltd. (a)	14,215	36,805
Nampak Ltd.	19,755	65,845
Naspers Ltd. Class N	11,453	743,544
Nedbank Group Ltd.	7,072	145,997
Netcare Ltd.	39,842	82,711
Northam Platinum Ltd.	7,182	27,003
Palabora Mining Co. Ltd.	376	3,666
Pick 'n Pay Stores Ltd.	5,782	28,281
Pick 'n Pay Holdings Ltd.	5,919	12,677
Pretoria Portland Cement Co. Ltd.	15,506	51,844
Remgro Ltd.	13,743	235,373
Reunert Ltd.	5,976	52,643
RMB Holdings Ltd.	30,479	133,718
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	13,057
Sanlam Ltd.	58,984	263,469
Santam Ltd.	1,162	24,257
Sappi Ltd. (a)	15,655	44,289
Sasol Ltd.	17,937	764,118
Shoprite Holdings Ltd.	15,732	323,507
Spar Group Ltd.	4,816	67,624
Standard Bank Group Ltd.	44,275	546,937
Steinhoff International Holdings Ltd.	48,849	164,170
Sun International Ltd.	3,121	34,735
Common Stocks - continued
	Shares	Value
South Africa - continued
Telkom SA Ltd. (a)	9,034	$ 19,015
Tiger Brands Ltd.	3,992	126,887
Tongaat Hulett Ltd.	3,049	47,824
Truworths International Ltd.	12,795	139,303
Vodacom Group Ltd.	12,312	155,202
Wilson Bayly Holmes-Ovcon Ltd.	1,294	21,207
Woolworths Holdings Ltd.	23,328	175,956
TOTAL SOUTH AFRICA		9,529,579
Taiwan - 11.8%
Acer, Inc. (a)	77,000	59,575
Advanced Semiconductor Engineering, Inc.	206,940	156,177
Advantech Co. Ltd.	12,000	41,493
Asia Cement Corp.	71,740	89,399
ASUSTeK Computer, Inc.	21,000	225,026
AU Optronics Corp. (a)	241,000	91,243
Capital Securities Corp.	77,195	25,688
Catcher Technology Co. Ltd.	20,000	86,957
Cathay Financial Holding Co. Ltd.	233,250	234,368
Cathay Real Estate Development Co. Ltd.	35,000	16,116
Chang Hwa Commercial Bank	109,440	55,263
Cheng Shin Rubber Industry Co. Ltd.	58,380	146,100
Cheng Uei Precision Industries Co. Ltd.	11,109	24,606
Chicony Electronics Co. Ltd.	16,910	37,108
Chimei Innolux Corp. (a)	195,698	73,027
China Airlines Ltd. (a)	60,043	23,433
China Development Finance Holding Corp.	385,800	86,247
China Motor Co. Ltd.	16,000	14,406
China Steel Corp.	315,895	271,447
Chinatrust Financial Holding Co. Ltd.	343,751	189,469
Chunghwa Telecom Co. Ltd.	107,000	334,820
Compal Communications, Inc. (a)	8,000	7,135
Compal Electronics, Inc.	124,000	78,110
Coretronic Corp.	19,000	13,757
Delta Electronics, Inc.	65,000	222,082
E Sun Financial Holdings Co. Ltd.	96,150	48,223
Epistar Corp.	21,000	33,430
Eternal Chemical Co. Ltd.	21,000	16,356
EVA Airways Corp.	42,900	24,894
Evergreen Marine Corp. (Taiwan) (a)	39,000	20,094
Far Eastern International Bank	54,776	20,159
Far Eastern Textile Ltd.	109,730	113,637
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far EasTone Telecommunications Co. Ltd.	44,000	$ 101,527
Feng Hsin Iron & Steel Co.	20,000	31,633
First Financial Holding Co. Ltd.	177,180	100,691
Formosa Chemicals & Fibre Corp.	121,000	286,655
Formosa Petrochemical Corp.	52,000	151,318
Formosa Plastics Corp.	171,000	465,991
Formosa Taffeta Co. Ltd.	41,000	36,143
Foxconn Technology Co. Ltd.	33,450	116,233
Fubon Financial Holding Co. Ltd.	195,334	200,617
Giant Manufacturing Co. Ltd.	7,000	36,186
Hon Hai Precision Industry Co. Ltd. (Foxconn)	329,300	999,963
Hotai Motor Co. Ltd.	11,000	78,329
HTC Corp.	24,000	173,365
Hua Nan Financial Holdings Co. Ltd.	189,205	99,428
Inotera Memories, Inc. (a)	67,000	9,106
Inventec Corp.	101,865	34,838
Largan Precision Co. Ltd.	3,000	63,882
LITE-ON IT Corp.	14,069	11,800
LITE-ON Technology Corp.	59,405	75,654
Macronix International Co. Ltd.	90,101	23,443
MediaTek, Inc.	37,000	411,041
Mega Financial Holding Co. Ltd.	246,575	179,381
Nan Ya Plastics Corp.	216,000	380,828
Nan Ya Printed Circuit Board Corp.	7,000	8,040
Novatek Microelectronics Corp.	13,000	48,956
Oriental Union Chemical Corp.	14,300	15,176
Pegatron Corp. (a)	44,000	55,584
Pou Chen Corp.	83,000	83,966
President Chain Store Corp.	22,000	108,833
President Securities Corp.	25,500	13,750
Quanta Computer, Inc.	82,000	187,525
Realtek Semiconductor Corp.	11,110	20,919
Shin Kong Financial Holding Co. Ltd. (a)	168,000	43,539
Siliconware Precision Industries Co. Ltd.	85,000	82,604
Sinopac Holdings Co.	199,089	77,018
Synnex Technology International Corp.	43,000	90,976
Taishin Financial Holdings Co. Ltd.	183,148	65,522
Taiwan Business Bank	99,200	27,610
Taiwan Cement Corp.	104,000	133,338
Taiwan Cooperative Financial Holding Co. Ltd.	172,078	89,544
Taiwan Fertilizer Co. Ltd.	22,000	52,420
Taiwan Glass Industry Corp.	50,475	48,298
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	46,900	$ 163,773
Taiwan Secom Co.	9,000	19,165
Taiwan Semiconductor Manufacturing Co. Ltd.	662,000	2,017,322
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	171,720
Tatung Co. Ltd. (a)	71,000	16,310
TECO Electric & Machinery Co. Ltd.	56,000	38,055
Ton Yi Industrial Corp.	27,000	15,205
Transcend Information, Inc.	6,000	15,098
U-Ming Marine Transport Corp.	9,000	13,649
Unified-President Enterprises Corp.	134,340	237,314
Unimicron Technology Corp.	43,000	44,016
United Microelectronics Corp.	350,000	129,789
Vanguard International Semiconductor Corp.	18,000	11,678
Walsin Lihwa Corp. (a)	94,000	25,745
Wan Hai Lines Ltd. (a)	29,000	14,197
Waterland Financial Holdings Co. Ltd.	53,189	16,097
Winbond Electronics Corp. (a)	81,000	10,926
Wistron Corp.	54,700	52,528
Yageo Corp.	65,000	18,826
Yang Ming Marine Transport Corp.	40,900	15,962
Yuanta Financial Holding Co. Ltd.	278,570	125,886
Yuen Foong Yu Paper Manufacturing Co.	35,000	14,259
Yulon Motor Co. Ltd.	33,000	57,730
TOTAL TAIWAN		11,446,765
Thailand - 2.5%
Advanced Info Service PCL	1,200	7,727
Advanced Info Service PCL (For. Reg.)	32,100	206,709
Airports of Thailand PCL (For. Reg.)	11,600	31,014
Bangkok Bank Public Co. Ltd. (For. Reg.)	13,200	77,900
Bangkok Dusit Medical Service PCL (For. Reg.)	7,500	26,043
Bank of Ayudhya PCL	7,200	6,984
Bank of Ayudhya PCL (For. Reg.)	70,300	68,191
Banpu PCL (For. Reg.)	2,600	33,231
BEC World PCL (For. Reg.)	27,100	52,132
Big C Supercenter PCL	2,000	12,227
Big C Supercenter PCL (For. Reg.)	7,000	42,794
C.P. ALL PCL (For. Reg.)	119,400	154,749
Central Pattana PCL	3,900	9,028
Central Pattana PCL (For. Reg.)	15,100	34,956
Charoen Pokphand Foods PCL (For. Reg.)	83,500	95,969
Delta Electronics PCL (For. Reg.)	46,000	43,870
Common Stocks - continued
	Shares	Value
Thailand - continued
Electricity Generating PCL (For. Reg.)	6,400	$ 27,336
Glow Energy PCL	3,900	9,092
Glow Energy PCL (For. Reg.)	13,800	32,172
Indorama Ventures PCL (For. Reg.)	34,700	30,265
IRPC Public Co. Ltd. (For. Reg.)	283,300	39,719
Kasikornbank PCL (For. Reg.)	32,400	190,153
Krung Thai Bank PCL (For. Reg.)	123,770	73,043
Land & House PCL	29,900	8,384
Land & House PCL (For. Reg.)	37,600	10,543
PTT Exploration and Production PCL (For. Reg.)	35,900	194,307
PTT Global Chemical PCL (For. Reg.)	44,939	89,380
PTT PCL	1,000	10,368
PTT PCL (For. Reg.)	22,900	237,437
Ratchaburi Electric Generating Holding PCL	12,000	21,030
Siam Cement PCL (For. Reg.)	8,100	109,866
Siam City Cement PCL (For. Reg.)	1,600	22,224
Siam Commercial Bank PCL (For. Reg.)	42,200	221,526
Siam Makro PCL (For. Reg.)	2,500	37,496
Thai Airways International PCL (For. Reg.) (a)	19,000	14,310
Thai Oil PCL	4,100	8,923
Thai Oil PCL (For. Reg.)	19,800	43,093
Thai Union Frozen Products PCL (For. Reg.)	12,080	28,359
TMB PCL (For. Reg.)	627,000	37,616
Total Access Communication PCL	12,700	35,922
Total Access Communication PCL (For. Reg.)	7,000	19,799
TOTAL THAILAND		2,455,887
Turkey - 2.0%
Akbank T.A.S.	56,017	270,007
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,149	92,278
Arcelik A/S	4,815	31,831
Bim Birlesik Magazalar A/S JSC	2,006	93,166
Coca-Cola Icecek A/S	1,865	36,208
Dogan Sirketler Grubu Holding A/S (a)	32,412	14,104
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	17,534	26,118
Enka Insaat ve Sanayi A/S	13,882	36,864
Eregli Demir ve Celik Fabrikalari T.A.S.	44,957	53,422
Ford Otomotiv Sanayi A/S	2,128	21,844
Haci Omer Sabanci Holding A/S	21,635	114,180
Koc Holding A/S	20,901	98,179
Koza Altin Isletmeleri A/S	900	19,582
Tofas Turk Otomobil Fabrikasi A/S	5,006	27,927
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Hava Yollari AO (a)	25,619	$ 59,313
Turk Sise ve Cam Fabrikalari A/S	12,767	18,661
Turk Telekomunikasyon A/S	15,364	59,999
Turkcell Iletisim Hizmet A/S (a)	24,353	148,786
Turkiye Garanti Bankasi A/S	57,121	272,779
Turkiye Halk Bankasi A/S	9,985	88,013
Turkiye Is Bankasi A/S Series C	37,923	129,055
Turkiye Petrol Rafinerile A/S	3,017	73,721
Turkiye Vakiflar Bankasi TAO	36,734	86,481
Yapi ve Kredi Bankasi A/S (a)	25,667	65,868
TOTAL TURKEY		1,938,386
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	37,104	33,235
Air Arabia PJSC (a)	72,187	13,423
Aldar Properties PJSC (a)	46,751	17,310
Arabtec Holding Co. (a)	25,469	17,890
Dana Gas PJSC (a)	110,562	12,342
DP World Ltd.	6,823	80,921
Dubai Financial Market PJSC (a)	58,021	15,955
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	9,181
Emaar Properties (a)	76,225	74,918
First Gulf Bank PJSC	20,003	56,910
TOTAL UNITED ARAB EMIRATES		332,085
United States of America - 0.0%
LATAM Airlines Group SA sponsored ADR	189	4,685
TOTAL COMMON STOCKS (Cost $80,688,681)		85,330,014
Nonconvertible Preferred Stocks - 0.2%

Colombia - 0.1%
Grupo Aval Acciones Y Val SA	59,634	42,159
Grupo de Inversiones Suramerica	3,244	66,766
Inversiones Argos SA	4,226	47,064
TOTAL COLOMBIA		155,989
Russia - 0.1%
AK Transneft OAO (a)	41	81,973
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $197,421)		237,962
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% 4/11/13 (c) (Cost $199,868)	$ 200,000	$ 199,877
Money Market Funds - 10.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $10,265,298)	10,265,298	10,265,298
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $91,351,268)		96,033,151
NET OTHER ASSETS (LIABILITIES) - 0.9%		845,917
NET ASSETS - 100%		$ 96,879,068
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
69 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	$ 3,415,500	$ (6,004)

The face value of futures purchased as a percentage of net assets is 3.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	$ 7,144,087	$ (156,980)
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	525,593	(11,575)
		$ 7,669,680	$ (168,555)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,907.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	116
Total	$ 11,010
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,155,568	$ 5,139,695	$ 15,873	$ -
Consumer Staples	8,164,872	8,164,872	-	-
Energy	12,906,864	9,830,407	3,076,457	-
Financials	23,848,115	23,153,845	694,270	-
Health Care	1,046,250	1,036,773	9,477	-
Industrials	5,126,954	5,106,806	20,148	-
Information Technology	6,887,908	4,300,814	2,587,094	-
Materials	10,745,128	9,975,283	769,845	-
Telecommunication Services	8,558,191	5,418,134	3,140,057	-
Utilities	3,128,126	3,053,027	75,099	-
Government Obligations	199,877	-	199,877	-
Money Market Funds	10,265,298	10,265,298	-	-
Total Investments in Securities:	$ 96,033,151	$ 85,444,954	$ 10,588,197	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,004)	$ (6,004)	$ -	$ -
Swap Agreements	(168,555)	-	(168,555)	-
Total Derivative Instruments:	$ (174,559)	$ (6,004)	$ (168,555)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 10,160,432
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6,004)
Swap Agreements (b)	-	(168,555)
Total Value of Derivatives	$ -	$ (174,559)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $81,085,970)	$ 85,767,853
Fidelity Central Funds (cost $10,265,298)	10,265,298
Total Investments (cost $91,351,268)		$ 96,033,151
Cash		35,401
Foreign currency held at value (cost $616,343)		615,411
Receivable for fund shares sold		454,488
Dividends receivable		57,450
Distributions receivable from Fidelity Central Funds		1,618
Receivable from investment adviser for expense reductions		9,969
Other receivables		542
Total assets		97,208,030

Liabilities
Payable for investments purchased	$ 29,358
Payable for fund shares redeemed	81,290
Swap agreements, at value	168,555
Accrued management fee	19,627
Payable for daily variation margin on futures contracts	16,560
Other affiliated payables	11,788
Other payables and accrued expenses	1,784
Total liabilities		328,962

Net Assets		$ 96,879,068
Net Assets consist of:
Paid in capital		$ 94,431,582
Undistributed net investment income		1,596,445
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,654,171)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,505,212
Net Assets		$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($44,554,107 ÷ 4,564,341 shares)	$ 9.76

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($51,727,848 ÷ 5,292,497 shares)	$ 9.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($517,472 ÷ 52,862 shares)	$ 9.79

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($79,641 ÷ 8,135 shares)	$ 9.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 2,653,567
Interest		690
Income from Fidelity Central Funds		11,010
Income before foreign taxes withheld		2,665,267
Less foreign taxes withheld		(311,119)
Total income		2,354,148

Expenses
Management fee	$ 186,853
Transfer agent fees	122,418
Independent trustees' compensation	252
Interest	1,144
Miscellaneous	126
Total expenses before reductions	310,793
Expense reductions	(96,636)	214,157
Net investment income (loss)		2,139,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16,397)	(3,805,648)
Foreign currency transactions	(97,164)
Futures contracts	55,081
Swap agreements	143,286
Total net realized gain (loss)		(3,704,445)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,415)	4,330,989
Assets and liabilities in foreign currencies	(18,857)
Futures contracts	(43,928)
Swap agreements	(309,278)
Total change in net unrealized appreciation (depreciation)		3,958,926
Net gain (loss)		254,481
Net increase (decrease) in net assets resulting from operations		$ 2,394,472

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,139,991	$ 68,400
Net realized gain (loss)	(3,704,445)	(146,087)
Change in net unrealized appreciation (depreciation)	3,958,926	546,286
Net increase (decrease) in net assets resulting from operations	2,394,472	468,599
Distributions to shareholders from net realized gain	(144,849)	-
Share transactions - net increase (decrease)	60,092,122	33,777,627
Redemption fees	291,097	-
Total increase (decrease) in net assets	62,632,842	34,246,226

Net Assets
Beginning of period	34,246,226	-
End of period (including undistributed net investment income of $1,596,445 and accumulated net investment loss of $13,858, respectively)	$ 96,879,068	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.02
Net realized and unrealized gain (loss)	(.06) I	(.48) I
Total from investment operations	.21	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.76	$ 9.54
Total Return B,C	2.68%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.46%	.46% A
Expenses net of fee waivers, if any	.33%	.33% A
Expenses net of all reductions	.33%	.33% A
Net investment income (loss)	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,554	$ 14,188
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.02
Net realized and unrealized gain (loss)	(.06) I	(.48) I
Total from investment operations	.22	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capitalD	.04	-
Net asset value, end of period	$ 9.77	$ 9.54
Total Return B,C	2.78%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.22%	.22% A
Expenses net of all reductions	.22%	.22% A
Net investment income (loss)	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,728	$ 10,517
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.03
Net realized and unrealized gain (loss)	(.04) I	(.49) I
Total from investment operations	.24	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.79	$ 9.54
Total Return B,C	2.99%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.28%	.28% A
Expenses net of fee waivers, if any	.15%	.15% A
Expenses net of all reductions	.15%	.15% A
Net investment income (loss)	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 517	$ 4,771
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2012	2011 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.03
Net realized and unrealized gain (loss)	(.04) I	(.49) I
Total from investment operations	.24	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.04	-
Net asset value, end of period	$ 9.79	$ 9.54
Total Return B,C	2.99%	(4.60)%
Ratios to Average Net Assets E,K
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.12%	.12% A
Expenses net of all reductions	.12%	.12% A
Net investment income (loss)	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 4,771
Portfolio turnover rate F	62%	-% G,H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount not annualized.

H Amount represents less than 1%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period September 8, 2011 (commencement of operations) to October 31, 2011.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Life of fund A
Institutional Class	4.91%	5.08%
Fidelity Advantage Institutional Class	5.01%	5.17%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International stocks experienced pendulum-like swings during the 12 months ending October 31, 2012, finishing the period with a modest advance. The market faced periodic bouts of volatility this past year, as a number of macroeconomic concerns - including the eurozone debt crisis, the strength and pace of the U.S. economic recovery, and a slowdown in China's once-blistering growth - dominated headlines and weighed on investors. While a stronger U.S. dollar provided an additional head wind, foreign developed- and emerging-markets stocks still managed a gain for the 12 months, as the MSCI® ACWI® (All Country World Index) ex USA Index rose 4.11%, largely buttressed in the summertime by pledges of accommodative monetary action from eurozone officials, as well as signs that the U.S. housing market was on the mend. Within the index, Asia-Pacific ex Japan showed the most impressive gains, advancing roughly 11%. A number of core European components, most notably Germany (+11%), Switzerland (+10%) and the U.K. (+9%), benefited from optimism about the eurozone's ability to resolve its debt woes, which also helped the region outpace the index overall. Elsewhere, results from Canada (+3%) and the generally more volatile emerging markets (+2%) each fell short of the MSCI index, while Japan was among the few benchmark constituents to finish in the red, returning about -3%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Global ex U.S. Index Fund: For the 12 months ending October 31, 2012, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 4.91% and 5.01%, respectively, outpacing the benchmark MSCI® ACWI® (All Country World Index) ex USA Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The leading individual contributor was South Korean electronics giant Samsung Electronics. Shares of U.K. bank HSBC Holding and Swiss food products giant Nestle added value, as did European pharmaceutical companies Roche Holding and Novo Nordisk, based in Switzerland and Denmark, respectively. Of final note, the fund was helped by its exposure to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market. The biggest individual detractor was Telefonica, Spain's leading telecommunication services company. Several technology stocks hampered results, including Japanese electronics manufacturer Canon and two leading mobile phone manufacturers, Nokia and HTC, based in Finland and Taiwan, respectively. U.K.-based natural gas company BG Group also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.9
BHP Billiton Ltd. (Australia, Metals & Mining)	0.7	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.7
	8.8
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	22.8
Materials	10.5	11.4
Energy	10.3	11.2
Industrials	9.9	9.7
Consumer Staples	9.9	10.0
Consumer Discretionary	8.2	8.3
Health Care	6.9	6.1
Information Technology	5.8	6.0
Telecommunication Services	5.2	6.0
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United Kingdom 14.4%
Japan 12.7%
Canada 7.8%
Australia 5.9%
France 5.8%
Switzerland 5.7%
Germany 5.6%
Korea (South) 3.4%
Brazil 2.8%
Other 35.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.
As of April 30, 2012
United Kingdom 14.5%
Japan 13.9%
Canada 8.0%
Australia 5.7%
France 5.5%
Switzerland 5.5%
Germany 5.5%
Korea (South) 3.5%
Brazil 3.2%
Other 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts and swaps, if applicable.

Annual Report

Spartan Global ex U.S. Index Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 5.9%
AGL Energy Ltd.	3,931	$ 59,332
ALS Ltd.	2,556	24,596
Alumina Ltd.	17,026	16,996
Amcor Ltd.	8,712	71,444
AMP Ltd.	20,550	97,914
APA Group unit	4,780	25,603
Asciano Ltd. unit	7,139	33,793
ASX Ltd.	1,237	38,137
Australia & New Zealand Banking Group Ltd.	19,222	507,814
Bendigo & Adelaide Bank Ltd.	3,038	25,481
BHP Billiton Ltd.	23,150	819,636
Boral Ltd.	5,800	21,614
Brambles Ltd.	11,058	83,336
Caltex Australia Ltd.	1,016	17,971
Centro Retail Australia unit	9,330	20,823
CFS Retail Property Trust unit	13,543	27,484
Coca-Cola Amatil Ltd.	4,004	55,903
Cochlear Ltd.	393	29,042
Commonwealth Bank of Australia	11,426	684,959
Computershare Ltd.	3,045	27,468
Crown Ltd.	2,808	28,332
CSL Ltd.	3,688	181,846
DEXUS Property Group unit	31,085	31,784
Echo Entertainment Group Ltd.	5,711	20,808
Fortescue Metals Group Ltd.	9,780	41,421
Goodman Group unit	10,784	49,591
Harvey Norman Holdings Ltd.	3,158	6,245
Iluka Resources Ltd.	2,966	30,542
Incitec Pivot Ltd.	11,323	37,142
Insurance Australia Group Ltd.	14,801	70,522
John Fairfax Holdings Ltd.	14,372	5,893
Leighton Holdings Ltd.	1,127	20,941
Lend Lease Group unit	3,993	35,937
Lynas Corp. Ltd. (a)(c)	13,617	10,319
Macquarie Group Ltd.	2,390	79,142
Metcash Ltd.	6,122	23,259
Mirvac Group unit	24,556	38,363
National Australia Bank Ltd.	16,098	430,965
Newcrest Mining Ltd.	5,526	151,609
Orica Ltd.	2,654	69,205
Origin Energy Ltd.	7,743	91,307
OZ Minerals Ltd.	2,295	19,511
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	8,800	$ 12,149
QBE Insurance Group Ltd.	8,372	114,542
QR National Ltd.	12,501	48,533
Ramsay Health Care Ltd.	994	24,516
Rio Tinto Ltd.	3,102	183,349
Santos Ltd.	6,807	81,330
Sims Metal Management Ltd.	1,255	12,263
Sonic Healthcare Ltd.	2,633	35,531
SP AusNet unit	12,060	13,270
Stockland Corp. Ltd. unit	16,356	58,745
Suncorp-Metway Ltd.	9,143	89,214
Sydney Airport unit	845	2,974
Tabcorp Holdings Ltd.	5,155	15,197
Tattersall's Ltd.	9,219	26,795
Telstra Corp. Ltd.	31,490	135,329
The GPT Group unit	10,288	38,019
Toll Holdings Ltd.	4,886	22,519
Transurban Group unit	9,283	58,588
Wesfarmers Ltd.	7,231	260,988
Westfield Group unit	15,689	173,608
Westfield Retail Trust unit	21,126	67,983
Westpac Banking Corp.	21,908	580,138
Whitehaven Coal Ltd.	2,893	9,159
Woodside Petroleum Ltd.	4,756	169,832
Woolworths Ltd.	8,835	269,724
WorleyParsons Ltd.	1,418	36,313
TOTAL AUSTRALIA		6,704,638
Austria - 0.2%
Andritz AG	527	31,742
Erste Bank AG (a)	1,547	38,850
IMMOFINANZ Immobilien Anlagen AG	6,800	26,265
OMV AG	1,080	39,476
Osterreichische Elektrizitatswirtschafts AG	432	10,054
Raiffeisen International Bank-Holding AG	300	11,996
Telekom Austria AG	2,188	13,783
Vienna Insurance Group AG Wien	241	10,349
Voestalpine AG	814	25,638
TOTAL AUSTRIA		208,153
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	10,246	36,095
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.6%
Experian PLC	7,313	$ 126,274
Glencore International PLC (c)	27,500	152,239
Petrofac Ltd.	1,894	49,025
Randgold Resources Ltd.	620	74,113
Shire PLC	3,987	112,113
Wolseley PLC	2,025	88,526
WPP PLC	8,959	115,798
TOTAL BAILIWICK OF JERSEY		718,088
Belgium - 0.7%
Ageas	1,658	42,196
Anheuser-Busch InBev SA NV	5,744	480,377
Belgacom SA	1,085	31,713
Colruyt NV	550	25,122
Delhaize Group SA	734	28,103
Groupe Bruxelles Lambert SA	553	40,827
KBC Groupe SA	1,172	27,511
Mobistar SA	235	6,217
Solvay SA Class A	434	52,180
Telenet Group Holding NV	388	17,790
UCB SA	774	45,145
Umicore SA	788	40,441
TOTAL BELGIUM		837,622
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	20,000	24,981
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,574
China Gas Holdings Ltd.	20,000	10,890
China Resources Gas Group Ltd.	6,000	13,301
China Yurun Food Group Ltd. (a)	12,000	8,795
Cosco Pacific Ltd.	12,113	17,880
Credicorp Ltd. (NY Shares)	489	63,247
First Pacific Co. Ltd.	16,000	17,817
GOME Electrical Appliances Holdings Ltd.	86,000	8,988
Haier Electronics Group Co. Ltd. (a)	7,000	8,951
Huabao International Holdings Ltd.	14,000	6,991
Kerry Properties Ltd.	5,000	24,806
Kunlun Energy Co. Ltd.	22,000	40,877
Li & Fung Ltd.	42,000	70,451
Nine Dragons Paper (Holdings) Ltd.	14,000	9,863
Noble Group Ltd.	27,000	28,997
NWS Holdings Ltd.	10,310	15,565
Common Stocks - continued
	Shares	Value
Bermuda - continued
Orient Overseas International Ltd.	1,500	$ 9,484
Seadrill Ltd.	2,570	104,039
Shangri-La Asia Ltd.	12,000	23,226
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,138
Yue Yuen Industrial (Holdings) Ltd.	6,500	22,435
TOTAL BERMUDA		552,296
Brazil - 2.8%
AES Tiete SA (PN) (non-vtg.)	700	7,951
All America Latina Logistica SA	2,800	12,738
Amil Participacoes SA	800	12,033
Anhanguera Educacional Participacoes SA	900	15,775
Banco Bradesco SA (PN)	13,700	215,849
Banco do Brasil SA	4,100	43,744
Banco do Estado Rio Grande do Sul SA	1,500	11,853
Banco Santander SA (Brasil) unit	5,500	37,776
BM&F Bovespa SA	12,700	81,288
BR Malls Participacoes SA	2,900	38,123
BR Properties SA	1,300	17,026
Bradespar SA (PN)	1,700	25,110
Brasil Foods SA	4,700	85,505
Braskem SA (PN-A)	1,100	7,268
CCR SA	6,300	55,399
Centrais Eletricas Brasileiras SA (Electrobras)	2,000	10,980
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,800	14,313
Cetip SA - Mercados Organizado	1,300	14,977
Cia.Hering SA	1,100	25,271
Cielo SA	2,160	53,440
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	700	32,121
Companhia de Bebidas das Americas (AmBev) (PN)	5,400	220,674
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	33,866
Companhia de Saneamento de Minas Gerais	500	11,802
Companhia de Transmissao de Energia Eletrica Paulista (PN)	200	3,205
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,450	41,277
Companhia Energetica de Sao Paulo Series A	1,300	11,681
Companhia Paranaense de Energia-Copel (PN-B)	700	10,339
Companhia Siderurgica Nacional SA (CSN)	5,200	28,752
Cosan SA Industria e Comercio	800	15,342
CPFL Energia SA	1,900	22,077
Cyrela Brazil Realty SA	2,100	17,805
Diagnosticos da America SA	1,800	11,964
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	1,300	$ 14,305
Duratex SA	1,600	11,131
Ecorodovias Infraestrutura e Logistica SA	1,200	10,481
Eletropaulo Metropolitana SA (PN-B)	500	3,971
Embraer SA	4,000	27,966
Energias do Brasil SA	1,600	10,005
Fibria Celulose SA (a)	1,900	16,128
Gerdau SA (PN)	6,200	54,184
HRT Participacoes em Petroleo SA GDR (a)	900	1,361
Hypermarcas SA (a)	2,500	19,879
Itau Unibanco Holdings SA	16,300	238,355
Itausa-Investimentos Itau SA (PN)	18,160	79,577
JBS SA (a)	2,400	7,763
Klabin SA (PN) (non-vtg.)	3,400	19,971
Light SA	500	5,379
Localiza Rent A Car SA	900	15,775
Lojas Americanas SA (PN)	2,878	24,089
Lojas Renner SA	900	33,323
Marcopolo SA (PN)	1,400	8,210
Metalurgica Gerdau SA (PN)	2,000	22,412
MMX Mineracao e Metalicos SA (a)	600	1,188
MPX Mineracao e Energia SA (a)	1,400	7,396
MRV Engenharia e Participacoes SA	2,100	10,650
Multiplan Empreendimentos Imobiliarios SA	500	14,648
Multiplus SA	400	9,294
Natura Cosmeticos SA	1,300	34,659
Obrascon Huarte Lain Brasil SA	800	7,523
Odontoprev SA	2,200	11,373
OGX Petroleo e Gas Participacoes SA (a)	9,600	22,262
Oi SA	1,933	9,137
Oi SA (PN)	5,748	23,037
PDG Realty SA Empreendimentos e Participacoes	7,300	12,292
Petroleo Brasileiro SA - Petrobras:
(ON)	21,300	225,474
(PN) (non-vtg.)	30,100	308,254
Porto Seguro SA	800	8,508
Souza Cruz SA	2,700	35,228
Sul America SA unit	705	5,554
Telefonica Brasil SA	2,100	46,528
TIM Participacoes SA	6,300	22,333
Totvs SA	800	16,267
Tractebel Energia SA	1,200	20,679
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	2,300	$ 48,241
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	2,500	12,075
Vale SA	9,300	171,480
Vale SA (PN-A)	14,300	255,929
TOTAL BRAZIL		3,211,598
Canada - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	1,225	69,164
Agrium, Inc.	1,128	118,792
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	893	43,865
ARC Resources Ltd.	2,073	50,333
Athabasca Oil Corp. (a)	2,303	27,878
Bank of Montreal	4,612	272,541
Bank of Nova Scotia	7,885	428,297
Barrick Gold Corp.	7,163	289,676
Baytex Energy Corp.	848	38,590
BCE, Inc.	1,824	79,736
Bell Aliant, Inc.	486	13,197
Bombardier, Inc. Class B (sub. vtg.)	10,295	39,170
Bonavista Energy Corp.	1,262	22,631
Brookfield Asset Management, Inc. Class A	4,018	138,312
Brookfield Properties Corp.	1,977	30,444
CAE, Inc.	2,024	22,272
Cameco Corp.	2,823	54,750
Canadian Imperial Bank of Commerce	2,902	228,266
Canadian National Railway Co.	3,143	271,392
Canadian Natural Resources Ltd.	7,871	237,214
Canadian Oil Sands Ltd.	3,454	73,316
Canadian Pacific	1,222	112,418
Canadian Tire Ltd. Class A (non-vtg.)	550	39,352
Canadian Utilities Ltd. Class A (non-vtg.)	403	27,035
Catamaran Corp. (a)	1,380	64,803
Cenovus Energy, Inc.	5,400	190,480
Centerra Gold, Inc.	1,162	13,182
CGI Group, Inc. Class A (sub. vtg.) (a)	1,607	42,043
CI Financial Corp.	1,163	27,178
Crescent Point Energy Corp.	2,267	94,198
Eldorado Gold Corp.	4,843	71,572
Empire Co. Ltd. Class A (non-vtg.)	212	12,352
Enbridge, Inc.	5,336	212,318
Encana Corp.	5,267	118,656
Common Stocks - continued
	Shares	Value
Canada - continued
Enerplus Corp.	1,291	$ 20,746
Fairfax Financial Holdings Ltd. (sub. vtg.)	142	52,678
Finning International, Inc.	1,287	30,218
First Quantum Minerals Ltd.	3,408	76,605
Fortis, Inc.	1,332	45,038
Franco-Nevada Corp.	1,030	59,309
George Weston Ltd.	377	24,475
Gildan Activewear, Inc.	815	27,753
Goldcorp, Inc.	5,800	262,198
Great-West Lifeco, Inc.	2,042	47,025
H&R REIT/H&R Finance Trust	600	14,496
Husky Energy, Inc.	2,429	65,787
IAMGOLD Corp.	2,682	41,623
IGM Financial, Inc.	743	29,482
Imperial Oil Ltd.	2,122	93,889
Industrial Alliance Insurance and Financial Services, Inc.	703	19,251
Inmet Mining Corp.	394	20,316
Intact Financial Corp.	925	56,727
Kinross Gold Corp.	8,144	80,890
Loblaw Companies Ltd.	799	27,696
Magna International, Inc. Class A (sub. vtg.)	1,584	70,418
Manulife Financial Corp.	12,931	159,768
MEG Energy Corp. (a)	900	32,873
Metro, Inc. Class A (sub. vtg.)	699	41,237
National Bank of Canada	1,158	89,486
New Gold, Inc. (a)	3,301	38,637
Nexen, Inc.	3,787	90,433
Onex Corp. (sub. vtg.)	654	26,324
Open Text Corp. (a)	429	23,058
Osisko Mining Corp. (a)	2,771	27,218
Pacific Rubiales Energy Corp.	2,104	49,485
Pan American Silver Corp.	1,090	23,912
Pembina Pipeline Corp.	2,042	57,104
Pengrowth Energy Corp.	3,791	22,737
Penn West Petroleum Ltd.	3,378	43,867
Potash Corp. of Saskatchewan, Inc.	6,148	247,151
Power Corp. of Canada (sub. vtg.)	2,502	60,699
Power Financial Corp.	1,779	45,920
Precision Drilling Corp. (a)	1,542	11,039
Progress Energy Resources Corp.	1,340	26,995
Research In Motion Ltd. (a)	3,497	27,731
RioCan (REIT)	1,013	27,629
Common Stocks - continued
	Shares	Value
Canada - continued
Ritchie Brothers Auctioneers, Inc.	596	$ 13,218
Rogers Communications, Inc. Class B (non-vtg.)	2,799	122,862
Royal Bank of Canada	10,314	588,014
Saputo, Inc.	910	39,935
Shaw Communications, Inc. Class B	2,713	59,109
Shoppers Drug Mart Corp.	1,492	62,190
Silver Wheaton Corp.	2,528	101,879
SNC-Lavalin Group, Inc.	1,082	43,583
Sun Life Financial, Inc.	4,229	104,883
Suncor Energy, Inc.	11,166	374,753
Talisman Energy, Inc.	7,378	83,624
Teck Resources Ltd. Class B (sub. vtg.)	4,127	130,990
TELUS Corp. (non-vtg.)	1,069	68,748
The Toronto-Dominion Bank	6,524	530,608
Thomson Reuters Corp.	2,688	75,681
Tim Hortons, Inc.	371	18,431
Tim Hortons, Inc. (Canada)	746	37,033
Tourmaline Oil Corp. (a)	913	30,167
TransAlta Corp.	1,763	28,102
TransCanada Corp.	5,040	226,932
Turquoise Hill Resources Ltd. (a)	2,983	23,326
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,081	116,265
Vermilion Energy, Inc.	665	31,793
Viterra, Inc.	2,240	35,302
Yamana Gold, Inc.	5,371	108,469
TOTAL CANADA		8,971,243
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	12,000	13,641
Airtac International Group	1,000	4,690
Anta Sports Products Ltd.	6,000	5,110
ASM Pacific Technology Ltd.	1,400	15,608
Belle International Holdings Ltd.	33,000	61,486
Bosideng International Holdings Ltd.	26,000	8,253
China Mengniu Dairy Co. Ltd.	9,000	27,290
China Resources Cement Holdings Ltd.	16,000	10,880
China Resources Land Ltd.	14,000	31,974
China Rongsheng Heavy Industry Group Co. Ltd.	16,500	3,555
China Shanshui Cement Group Ltd.	16,000	11,912
China State Construction International Holdings Ltd.	12,000	14,292
China ZhengTong Auto Services Holdings Ltd. (a)	7,000	4,742
China Zhongwang Holdings Ltd. (a)	16,400	6,560
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Country Garden Holdings Co. Ltd.	32,638	$ 13,097
Daphne International Holdings Ltd.	8,000	9,652
ENN Energy Holdings Ltd.	6,000	24,968
Evergrande Real Estate Group Ltd.	35,000	15,310
Foxconn International Holdings Ltd. (a)	15,000	5,226
GCL-Poly Energy Holdings Ltd.	53,000	9,437
Geely Automobile Holdings Ltd.	30,000	12,890
Golden Eagle Retail Group Ltd. (H Shares)	5,000	10,968
Hengan International Group Co. Ltd.	5,500	50,103
Hengdeli Holdings Ltd.	12,000	3,778
Intime Department Store Group Co. Ltd.	8,500	10,068
Kingboard Chemical Holdings Ltd.	5,000	14,871
Lee & Man Paper Manufacturing Ltd.	14,000	7,352
Lifestyle International Holdings Ltd.	4,000	8,547
Longfor Properties Co. Ltd.	10,500	18,534
MGM China Holdings Ltd.	6,400	11,561
MStar Semiconductor, Inc.	2,000	16,946
Parkson Retail Group Ltd.	12,000	10,157
Sands China Ltd.	16,800	63,189
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,575
Shimao Property Holdings Ltd.	10,000	19,097
Shui On Land Ltd.	16,503	6,984
SOHO China Ltd.	17,500	11,900
Tencent Holdings Ltd.	7,300	258,089
Tingyi (Cayman Islands) Holding Corp.	14,000	41,638
TPK Holding Co. Ltd.	1,295	16,271
Uni-President China Holdings Ltd.	8,000	10,064
Veripos (a)	128	370
Want Want China Holdings Ltd.	42,000	57,445
Wynn Macau Ltd.	11,200	31,721
Yingde Gases Group Co. Ltd.	6,500	6,164
Zhen Ding Technology Holding Ltd.	1,050	2,775
Zhongsheng Group Holdings Ltd. Class H	3,500	4,525
TOTAL CAYMAN ISLANDS		1,005,265
Chile - 0.4%
AES Gener SA	15,011	8,923
Aguas Andinas SA	18,563	12,458
Banco de Chile	126,256	18,838
Banco de Credito e Inversiones	235	15,141
Banco Santander Chile	473,310	32,708
CAP SA	534	18,409
Common Stocks - continued
	Shares	Value
Chile - continued
Cencosud SA	7,124	$ 38,881
Colbun SA (a)	50,486	14,086
Compania Cervecerias Unidas SA	739	10,751
Compania de Petroleos de Chile SA (COPEC)	3,263	46,807
CorpBanca SA	776,453	10,159
E-CL SA	3,997	9,769
Empresa Nacional de Electricidad SA	23,320	37,538
Empresa Nacional de Telecomunicaciones SA (ENTEL)	912	18,575
Empresas CMPC SA	8,019	30,749
Enersis SA	93,082	31,862
Lan Airlines SA	1,912	46,911
SACI Falabella	3,421	35,088
Sociedad Quimica y Minera de Chile SA (PN-B)	647	37,490
Vina Concha y Toro SA	3,049	6,166
TOTAL CHILE		481,309
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	153,000	66,332
Air China Ltd. (H Shares)	12,000	8,516
Aluminum Corp. of China Ltd. (H Shares) (a)	26,000	11,263
Angang Steel Co. Ltd. (H Shares) (a)	6,000	3,600
Anhui Conch Cement Co. Ltd. (H Shares)	8,500	29,393
AviChina Industry & Technology Co. Ltd.	12,000	4,924
Bank Communications Co. Ltd. (H Shares)	50,000	35,742
Bank of China Ltd. (H Shares)	537,000	221,035
BBMG Corp. (H Shares)	6,500	5,586
Beijing Capital International Airport Co. Ltd. (H Shares)	12,000	7,726
BYD Co. Ltd. (H Shares) (a)	3,000	5,923
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	9,000	12,124
China BlueChemical Ltd. (H Shares)	12,000	7,603
China CITIC Bank Corp. Ltd. (H Shares)	52,000	26,570
China Coal Energy Co. Ltd. (H Shares)	30,000	29,806
China Communications Construction Co. Ltd. (H Shares)	32,000	30,018
China Communications Services Corp. Ltd. (H Shares)	20,000	11,277
China Construction Bank Corp. (H Shares)	516,000	388,828
China Cosco Holdings Co. Ltd. (H Shares) (a)	15,500	7,700
China International Marine Containers (Group) Ltd. (B Shares)	4,500	5,539
China Life Insurance Co. Ltd. (H Shares)	53,000	155,847
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	9,123
China Merchants Bank Co. Ltd. (H Shares)	28,000	52,315
China Minsheng Banking Corp. Ltd. (H Shares)	37,000	33,658
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	22,000	$ 28,046
China Oilfield Services Ltd. (H Shares)	10,000	18,968
China Pacific Insurance Group Co. Ltd. (H Shares)	14,000	43,896
China Petroleum & Chemical Corp. (H Shares)	120,000	126,465
China Railway Construction Corp. Ltd. (H Shares)	13,000	12,916
China Railway Group Ltd. (H Shares)	27,000	13,761
China Shenhua Energy Co. Ltd. (H Shares)	24,000	102,193
China Ship Container Lines Co. Ltd. (H Shares) (a)	25,000	6,677
China Shipping Development Co. Ltd. (H Shares)	12,000	6,302
China Southern Airlines Ltd. (H Shares)	12,000	5,683
China Telecom Corp. Ltd. (H Shares)	98,000	57,982
China Vanke Co. Ltd. (B Shares)	10,000	13,045
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	19,000	8,924
CITIC Securities Co. Ltd. (H Shares)	4,000	7,504
CSG Holding Co. Ltd. (B Shares)	4,100	2,587
CSR Corp. Ltd. (H Shares)	12,000	9,321
Datang International Power Generation Co. Ltd. (H Shares)	26,000	9,259
Dongfang Electric Corp. Ltd. (H Shares)	2,200	3,685
Dongfeng Motor Group Co. Ltd. (H Shares)	20,000	24,774
Great Wall Motor Co. Ltd. (H Shares)	7,500	20,613
Guangzhou Automobile Group Co. Ltd. (H Shares)	14,000	9,592
Guangzhou R&F Properties Co. Ltd. (H Shares)	7,600	9,345
Huaneng Power International, Inc. (H Shares)	24,000	19,174
Industrial & Commercial Bank of China Ltd. (H Shares)	465,000	307,798
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	4,500	24,453
Jiangsu Expressway Co. Ltd. (H Shares)	8,000	6,895
Jiangxi Copper Co. Ltd. (H Shares)	11,000	28,458
Metallurgical Corp. China Ltd. (H Shares) (a)	31,000	5,760
PetroChina Co. Ltd. (H Shares)	150,000	203,538
PICC Property & Casualty Co. Ltd. (H Shares)	20,601	27,432
Ping An Insurance Group Co. China Ltd. (H Shares)	13,500	106,954
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	16,227
Shanghai Electric Group Co. Ltd. (H Shares)	20,000	8,129
Shanghai Pharma Holding Co. Ltd. (H Shares)	3,400	6,300
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	2,865
Sinopharm Group Co. Ltd. (H Shares)	6,000	20,168
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,813
Weichai Power Co. Ltd. (H Shares)	3,400	12,043
Wumart Stores, Inc. (H Shares)	4,000	7,102
Yanzhou Coal Mining Co. Ltd. (H Shares)	14,000	20,869
Zhaojin Mining Industry Co. Ltd. (H Shares)	7,500	12,581
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	5,832
Common Stocks - continued
	Shares	Value
China - continued
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	3,000	$ 8,826
Zijin Mining Group Co. Ltd. (H Shares)	44,000	17,713
ZTE Corp. (H Shares)	3,400	4,791
TOTAL CHINA		2,596,707
Colombia - 0.3%
Almacenes Exito SA	1,517	28,919
BanColombia SA	1,596	24,971
BanColombia SA (PN)	2,329	37,152
Cementos Argos SA	3,232	15,456
Corp. Financiera Colombiana SA	570	10,829
Ecopetrol SA	35,112	104,468
Grupo de Inversiones Suramerica	1,493	29,147
Interconexion Electrica SA ESP	3,019	16,350
Inversiones Argos SA	2,189	25,024
Isagen SA	4,862	6,821
TOTAL COLOMBIA		299,137
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,166	42,989
Komercni Banka A/S	110	22,449
Telefonica Czech Rep A/S	702	13,982
TOTAL CZECH REPUBLIC		79,420
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	5	33,117
Series B	9	62,801
Carlsberg A/S Series B	781	67,375
Coloplast A/S Series B	162	35,522
Danske Bank A/S (a)	4,660	72,871
DSV de Sammensluttede Vognmaend A/S	1,408	31,657
Novo Nordisk A/S Series B	2,913	466,999
Novozymes A/S Series B	1,779	49,147
TDC A/S	3,544	24,415
Tryg A/S	152	9,930
William Demant Holding A/S (a)	182	15,653
TOTAL DENMARK		869,487
Egypt - 0.1%
Commercial International Bank Ltd.	4,242	26,372
EFG-Hermes Holding SAE	3,341	6,411
Egyptian Kuwaiti Holding	5,229	6,589
Common Stocks - continued
	Shares	Value
Egypt - continued
National Societe Generale Bank	849	$ 6,320
Orascom Construction Industries SAE	632	26,572
Orascom Telecom Holding SAE (a)	21,113	12,435
Talaat Moustafa Group Holding (a)	7,067	5,538
Telecom Egypt SAE	2,364	5,337
TOTAL EGYPT		95,574
Finland - 0.5%
Elisa Corp. (A Shares)	1,047	22,446
Fortum Corp.	3,243	59,983
Kesko Oyj	492	15,401
Kone Oyj (B Shares)	1,103	78,988
Metso Corp.	914	32,069
Neste Oil Oyj	881	11,014
Nokia Corp. (c)	27,330	73,476
Nokian Tyres PLC	798	33,098
Orion Oyj (B Shares)	732	18,103
Pohjola Bank PLC (A Shares)	913	12,426
Sampo OYJ (A Shares)	2,995	93,866
Stora Enso Oyj (R Shares)	4,113	25,952
UPM-Kymmene Corp.	3,706	39,677
Wartsila Corp.	1,168	47,249
TOTAL FINLAND		563,748
France - 5.8%
Accor SA	1,066	33,257
Aeroports de Paris	223	17,241
Air Liquide SA	1,495	176,335
Air Liquide SA	745	87,873
Alcatel-Lucent SA (a)	16,861	17,240
Alstom SA	1,510	51,572
Arkema SA	437	39,842
Atos Origin SA	387	25,988
AXA SA	12,711	202,070
BIC SA	190	23,169
BNP Paribas SA	6,974	350,817
Bouygues SA	1,362	32,756
Bureau Veritas SA	390	41,415
Cap Gemini SA	1,052	44,220
Carrefour SA	4,147	100,192
Casino Guichard Perrachon SA	389	33,973
Christian Dior SA	381	54,692
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	974	$ 13,761
Compagnie de St. Gobain	2,794	98,467
Compagnie Generale de Geophysique SA (a)	1,112	36,201
Credit Agricole SA (a)	7,045	53,035
Danone SA	4,149	255,039
Dassault Systemes SA	429	45,201
Edenred SA	1,199	34,695
EDF SA	1,075	22,747
EDF SA	648	13,711
Essilor International SA	1,450	130,713
Eurazeo SA	238	10,894
Eutelsat Communications	955	30,574
Fonciere Des Regions	182	14,630
France Telecom SA	13,155	147,040
GDF Suez	9,525	218,583
Gecina SA	160	17,719
Groupe Eurotunnel SA	4,025	30,603
ICADE	175	15,749
Iliad SA	166	25,572
Imerys	257	14,439
JCDecaux SA	535	11,324
Klepierre SA	743	27,548
L'Oreal SA	1,129	143,804
L'Oreal SA	597	76,041
Lafarge SA	449	26,293
Lafarge SA (Bearer)	896	52,470
Lagardere S.C.A. (Reg.)	855	23,367
Legrand SA	1,708	65,795
LVMH Moet Hennessy - Louis Vuitton SA	1,830	297,443
Michelin CGDE Series B	1,287	110,531
Natixis SA	6,361	20,843
Pernod Ricard SA	1,515	163,043
Peugeot Citroen SA (a)	1,753	11,215
PPR SA	539	94,768
Publicis Groupe SA	1,247	67,181
Remy Cointreau SA	152	15,765
Renault SA	1,383	61,862
Rexel SA	708	12,815
Safran SA	1,636	65,089
Sanofi SA	8,535	749,607
Schneider Electric SA	3,750	234,449
SCOR SE	1,181	31,518
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A (a)	5,042	$ 160,275
Sodexo SA	163	12,543
Sodexo SA	512	39,400
Suez Environnement SA	2,006	21,302
Technip SA	713	80,309
Thales SA	618	21,736
Total SA	15,257	768,499
Unibail-Rodamco	647	145,792
Vallourec SA	735	30,233
Veolia Environnement SA	2,479	24,537
VINCI SA	3,322	147,022
Vivendi SA	9,255	189,355
Wendel SA	250	22,031
Zodiac Aerospace	246	25,183
TOTAL FRANCE		6,613,013
Germany - 5.2%
adidas AG	1,487	126,686
Allianz AG	3,264	404,702
Axel Springer Verlag	308	13,210
BASF AG	6,580	545,238
Bayer AG	5,922	515,737
Bayerische Motoren Werke AG (BMW)	2,380	189,563
Beiersdorf AG	722	52,509
Brenntag AG	378	47,642
Celesio AG	572	11,073
Commerzbank AG (a)	25,566	48,977
Continental AG	576	57,733
Daimler AG (Germany)	6,528	304,817
Deutsche Bank AG	6,670	303,826
Deutsche Boerse AG	1,371	74,208
Deutsche Lufthansa AG	1,516	23,167
Deutsche Post AG	6,139	121,703
Deutsche Telekom AG	20,071	229,166
E.ON AG	12,886	292,789
Fraport AG Frankfurt Airport Services Worldwide	274	16,067
Fresenius Medical Care AG & Co. KGaA	1,527	107,294
Fresenius SE & Co. KGaA	878	100,146
GEA Group AG	1,273	39,748
Hannover Rueckversicherungs AG	430	30,247
HeidelbergCement Finance AG	1,025	54,325
Henkel AG & Co. KGaA	940	60,822
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG (a)	211	$ 10,464
Hugo Boss AG	162	16,216
Infineon Technologies AG	7,841	53,356
K&S AG	1,240	58,664
Kabel Deutschland Holding AG	624	44,961
Lanxess AG	604	49,893
Linde AG	1,328	223,337
MAN SE	305	30,760
Merck KGaA	466	59,555
Metro AG	949	27,338
Muenchener Rueckversicherungs AG	1,283	206,207
RWE AG	3,464	158,290
Salzgitter AG	304	13,155
SAP AG	6,591	480,636
Siemens AG	5,897	594,176
Suedzucker AG (Bearer)	453	17,553
Thyssenkrupp AG	2,788	63,438
United Internet AG	749	14,985
Volkswagen AG	221	43,082
Wacker Chemie AG	120	6,778
TOTAL GERMANY		5,944,239
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	1,451	31,032
Greek Organization of Football Prognostics SA	1,455	9,297
TOTAL GREECE		40,329
Hong Kong - 2.8%
AIA Group Ltd.	73,600	291,549
Bank of East Asia Ltd.	10,087	37,419
Beijing Enterprises Holdings Ltd.	3,500	22,603
BOC Hong Kong (Holdings) Ltd.	26,500	81,551
Cathay Pacific Airways Ltd.	9,000	16,304
Cheung Kong Holdings Ltd.	9,000	132,967
China Agri-Industries Holdings Ltd.	12,000	7,510
China Everbright Ltd.	6,000	8,733
China Insurance International Holdings Co. Ltd. (a)	7,000	11,995
China Merchant Holdings International Co. Ltd.	8,121	26,930
China Mobile Ltd.	43,000	476,945
China Overseas Land & Investment Ltd.	30,000	78,580
China Resources Enterprise Ltd.	8,000	26,013
China Resources Power Holdings Co. Ltd.	14,000	29,987
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	34,000	$ 54,812
CITIC Pacific Ltd.	9,000	11,473
CLP Holdings Ltd.	13,000	110,877
CNOOC Ltd.	128,000	263,421
Dah Chong Hong Holdings Ltd.	6,000	5,659
Far East Horizon Ltd.	8,000	5,657
Fosun International Ltd.	10,000	4,916
Franshion Properties China Ltd.	24,000	7,339
Fushan International Energy Group Ltd.	22,000	7,693
Galaxy Entertainment Group Ltd. (a)	10,000	34,387
Guangdong Investment Ltd.	20,000	16,361
Hang Lung Group Ltd.	7,000	41,458
Hang Lung Properties Ltd.	16,000	55,638
Hang Seng Bank Ltd.	5,500	84,451
Henderson Land Development Co. Ltd.	7,124	49,362
Hong Kong & China Gas Co. Ltd.	37,200	98,879
Hong Kong Exchanges and Clearing Ltd.	7,296	120,407
Hopewell Holdings Ltd.	3,500	12,623
Hutchison Whampoa Ltd.	15,000	147,580
Hysan Development Co. Ltd.	5,020	22,185
Lenovo Group Ltd.	44,000	35,370
Link (REIT)	16,328	81,218
Mmg Ltd. (a)	12,000	4,769
MTR Corp. Ltd.	10,000	39,097
New World Development Co. Ltd.	26,516	40,988
PCCW Ltd.	29,000	11,712
Poly (Hong Kong) Investments Ltd. (a)	12,000	7,293
Power Assets Holdings Ltd.	10,000	85,032
Shanghai Industrial Holdings Ltd.	4,000	12,852
Sino Land Ltd.	22,600	40,476
Sino-Ocean Land Holdings Ltd.	21,689	13,601
SJM Holdings Ltd.	15,000	32,671
Sun Art Retail Group Ltd.	14,000	19,040
Sun Hung Kai Properties Ltd.	12,075	168,114
Swire Pacific Ltd. (A Shares)	4,500	53,390
Wharf Holdings Ltd.	11,000	75,296
Wheelock and Co. Ltd.	7,000	30,619
Wing Hang Bank Ltd.	1,006	10,670
Yuexiu Property Co. Ltd.	30,000	8,245
TOTAL HONG KONG		3,174,717
Common Stocks - continued
	Shares	Value
Hungary - 0.1%
Magyar Telekom PLC	2,264	$ 4,194
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	301	26,143
OTP Bank PLC	1,607	30,502
Richter Gedeon PLC	109	20,330
TOTAL HUNGARY		81,169
India - 1.5%
ACC Ltd.	407	10,432
Adani Enterprises Ltd. (a)	2,110	8,445
Aditya Birla Nuvo Ltd.	252	4,257
Ambuja Cements Ltd.	4,023	15,156
Asian Paints India Ltd.	207	14,893
Axis Bank Ltd.	1,617	35,541
Bajaj Auto Ltd.	656	22,146
Bank of Baroda	416	5,610
Bank of India	579	2,975
Bharat Heavy Electricals Ltd.	3,809	15,914
Bharat Petroleum Corp. Ltd.	1,513	9,492
Bharti Airtel Ltd.	3,667	18,378
Cairn India Ltd.	1,647	10,300
Canara Bank (a)	479	3,569
Cipla Ltd.	2,203	14,875
Coal India Ltd.	3,754	24,162
Dabur India Ltd.	2,124	4,909
DLF Ltd.	3,082	11,617
Dr. Reddy's Laboratories Ltd.	747	24,329
GAIL India Ltd.	2,527	16,386
GMR Infrastructure Ltd. (a)	7,752	2,889
Godrej Consumer Products Ltd.	921	12,348
HCL Technologies Ltd.	416	4,701
HDFC Bank Ltd.	10,931	128,352
Hero Motocorp Ltd.	324	11,321
Hindalco Industries Ltd.	6,913	14,975
Hindustan Unilever Ltd.	6,181	62,792
Housing Development Finance Corp. Ltd.	9,483	134,362
ICICI Bank Ltd.	3,051	59,365
Idea Cellular Ltd. (a)	5,842	9,294
Infosys Ltd.	3,083	134,948
Infrastructure Development Finance Co. Ltd.	7,236	21,820
ITC Ltd.	15,644	82,152
Jaiprakash Associates Ltd.	7,182	11,660
Jindal Steel & Power Ltd.	2,406	17,366
Common Stocks - continued
	Shares	Value
India - continued
JSW Steel Ltd. (a)	673	$ 9,237
Kotak Mahindra Bank Ltd. (a)	2,052	23,026
Larsen & Toubro Ltd.	1,491	45,082
LIC Housing Finance Ltd. (a)	2,369	10,701
Lupin Ltd. (a)	1,134	11,939
Mahindra & Mahindra Ltd.	2,190	35,999
Maruti Suzuki India Ltd.	170	4,543
Mundra Port and SEZ Ltd.	3,684	8,713
NTPC Ltd.	3,879	11,921
Oil & Natural Gas Corp. Ltd.	5,851	29,198
Piramal Enterprises Ltd.	392	3,618
Power Finance Corp. Ltd.	1,354	4,664
Power Grid Corp. of India Ltd.	7,067	14,973
Ranbaxy Laboratories Ltd. (a)	1,021	9,983
Reliance Capital Ltd.	544	3,862
Reliance Communication Ltd.	2,970	2,981
Reliance Industries Ltd.	9,375	140,351
Reliance Infrastructure Ltd.	924	8,063
Reliance Power Ltd. (a)	4,725	8,119
Rural Electrification Corp. Ltd.	2,497	9,994
Satyam Computer Services Ltd. (a)	4,607	9,350
Sesa Goa Ltd.	3,037	9,660
Shriram Transport Finance Co. Ltd.	954	11,084
Siemens India Ltd.	340	4,342
State Bank of India	958	37,573
Sterlite Industries (India) Ltd.	8,621	15,879
Sun Pharmaceutical Industries Ltd.	2,098	27,067
Tata Consultancy Services Ltd.	3,365	82,272
Tata Motors Ltd.	10,598	50,397
Tata Power Co. Ltd.	6,943	13,685
Tata Steel Ltd.	2,634	19,200
Titan Industries Ltd.	1,836	8,848
Ultratech Cemco Ltd.	510	18,921
Unitech Ltd. (a)	8,530	3,662
United Phosphorous Ltd. (a)	1,625	3,446
United Spirits Ltd.	599	13,089
Wipro Ltd.	3,744	24,195
Zee Entertainment Enterprises Ltd. (a)	3,576	12,581
TOTAL INDIA		1,743,949
Indonesia - 0.6%
PT Adaro Energy Tbk	109,000	15,547
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Astra Agro Lestari Tbk	2,500	$ 5,453
PT Astra International Tbk	145,000	121,525
PT Bank Central Asia Tbk	87,500	74,700
PT Bank Danamon Indonesia Tbk Series A	21,000	13,337
PT Bank Mandiri (Persero) Tbk	66,000	56,689
PT Bank Negara Indonesia (Persero) Tbk	55,500	22,246
PT Bank Rakyat Indonesia Tbk	78,500	60,479
PT Bumi Resources Tbk	108,500	7,455
PT Charoen Pokphand Indonesia Tbk	55,000	17,894
PT Gudang Garam Tbk	3,500	17,910
PT Indo Tambangraya Megah Tbk	2,500	10,580
PT Indocement Tunggal Prakarsa Tbk	10,500	23,394
PT Indofood Sukses Makmur Tbk	32,000	18,990
PT Indosat Tbk	10,000	6,767
PT International Nickel Indonesia Tbk	18,500	5,200
PT Jasa Marga Tbk	14,000	8,454
PT Kalbe Farma Tbk	147,500	14,896
PT Perusahaan Gas Negara Tbk Series B	78,000	37,761
PT Semen Gresik (Persero) Tbk	21,000	32,577
PT Tambang Batubbara Bukit Asam Tbk	7,000	11,661
PT Telkomunikasi Indonesia Tbk Series B	72,000	73,127
PT Unilever Indonesia Tbk	11,000	29,833
PT United Tractors Tbk	12,000	26,361
PT XL Axiata Tbk	10,000	7,132
TOTAL INDONESIA		719,968
Ireland - 0.2%
CRH PLC	5,188	96,568
Elan Corp. PLC (a)	3,473	37,797
James Hardie Industries NV CDI	3,040	29,127
Kerry Group PLC Class A	1,060	55,465
Ryanair Holdings PLC sponsored ADR	220	7,095
TOTAL IRELAND		226,052
Isle of Man - 0.0%
Genting Singapore PLC	42,000	45,794
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	7,656	30,083
Bank Leumi le-Israel BM (a)	8,820	28,388
Bezeq Israeli Telecommunication Corp. Ltd.	14,261	17,391
Delek Group Ltd.	40	7,606
Israel Chemicals Ltd.	3,092	38,693
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Corp. Ltd. (Class A)	15	$ 10,197
Mellanox Technologies Ltd. (a)	242	18,364
Mizrahi Tefahot Bank Ltd. (a)	832	7,552
NICE Systems Ltd. (a)	437	14,597
Teva Pharmaceutical Industries Ltd.	3,762	151,765
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,007	121,543
TOTAL ISRAEL		446,179
Italy - 1.4%
Assicurazioni Generali SpA	8,374	136,109
Atlantia SpA	2,386	39,369
Autogrill SpA	881	9,004
Banca Monte dei Paschi di Siena SpA (a)	47,592	13,139
Banco Popolare Societa Cooperativa (a)	12,252	19,533
Enel Green Power SpA	12,575	21,384
Enel SpA	47,293	177,767
ENI SpA	18,217	419,190
EXOR SpA	415	10,694
Fiat Industrial SpA	6,097	66,026
Fiat SpA	6,290	30,654
Finmeccanica SpA (a)	2,673	13,242
Intesa Sanpaolo SpA	69,204	111,137
Intesa Sanpaolo SpA (Risparmio Shares)	9,634	12,712
Luxottica Group SpA	843	32,176
Mediaset SpA	5,907	10,336
Mediobanca SpA	3,827	21,806
Pirelli & C SpA	1,843	21,344
Prysmian SpA	1,531	29,449
Saipem SpA	1,891	84,952
Snam Rete Gas SpA (c)	12,378	54,773
Telecom Italia SpA	65,678	60,596
Terna SpA	9,363	35,194
UniCredit SpA (a)	29,345	129,549
Unione di Banche Italiane SCPA	6,486	25,490
TOTAL ITALY		1,585,625
Japan - 12.7%
ABC-Mart, Inc.	200	8,769
Advantest Corp.	1,000	12,627
Aeon Co. Ltd.	4,100	44,734
Aeon Credit Service Co. Ltd.	500	10,610
Aeon Mall Co. Ltd.	500	12,971
Common Stocks - continued
	Shares	Value
Japan - continued
Air Water, Inc.	1,000	$ 12,527
Aisin Seiki Co. Ltd.	1,400	40,722
Ajinomoto Co., Inc.	5,000	76,350
Alfresa Holdings Corp.	300	13,566
All Nippon Airways Ltd.	8,000	16,936
Amada Co. Ltd.	2,000	10,147
Aozora Bank Ltd.	5,000	14,092
Asahi Glass Co. Ltd.	7,000	47,526
Asahi Group Holdings	2,900	66,079
Asahi Kasei Corp.	9,000	49,493
Asics Corp.	1,000	14,518
Astellas Pharma, Inc.	3,200	158,938
Bank of Kyoto Ltd.	2,000	17,187
Bank of Yokohama Ltd.	8,000	36,778
Benesse Holdings, Inc.	500	24,082
Bridgestone Corp.	4,600	107,120
Brother Industries Ltd.	1,700	16,014
Canon, Inc.	8,100	263,247
Casio Computer Co. Ltd.	1,600	12,226
Central Japan Railway Co.	1,000	86,058
Chiba Bank Ltd.	6,000	35,024
Chiyoda Corp.	1,000	16,134
Chubu Electric Power Co., Inc.	4,700	48,454
Chugai Pharmaceutical Co. Ltd.	1,600	32,429
Chugoku Electric Power Co., Inc.(THE)	2,200	23,645
Citizen Holdings Co. Ltd.	1,500	7,610
Coca-Cola West Co. Ltd.	500	7,660
Cosmo Oil Co. Ltd.	4,000	7,115
Credit Saison Co. Ltd.	1,100	24,155
Dai Nippon Printing Co. Ltd.	5,000	35,388
Dai-ichi Mutual Life Insurance Co.	60	69,147
Daicel Chemical Industries Ltd.	2,000	12,001
Daido Steel Co. Ltd.	2,000	8,668
Daihatsu Motor Co. Ltd.	1,000	17,512
Daiichi Sankyo Kabushiki Kaisha	4,800	73,356
Daikin Industries Ltd.	1,600	44,254
Dainippon Sumitomo Pharma Co. Ltd.	1,000	11,487
Daito Trust Construction Co. Ltd.	600	60,579
Daiwa House Industry Co. Ltd.	5,000	75,723
Daiwa Securities Group, Inc.	12,000	47,802
DeNA Co. Ltd.	800	24,963
Denki Kagaku Kogyo KK	3,000	9,245
Common Stocks - continued
	Shares	Value
Japan - continued
Denso Corp.	3,500	$ 109,564
Dentsu, Inc.	1,300	30,664
East Japan Railway Co.	2,400	164,750
Eisai Co. Ltd.	1,800	80,158
Electric Power Development Co. Ltd.	800	20,474
FamilyMart Co. Ltd.	500	24,239
Fanuc Corp.	1,400	222,899
Fast Retailing Co. Ltd.	400	89,089
Fuji Electric Co. Ltd.	5,000	10,147
Fuji Heavy Industries Ltd.	5,000	48,040
Fujifilm Holdings Corp.	3,300	55,641
Fujitsu Ltd.	13,000	49,994
Fukuoka Financial Group, Inc.	6,000	23,450
Furukawa Electric Co. Ltd.	4,000	7,967
Fyushu Electric Power Co., Inc.	3,200	24,252
GREE, Inc.	600	10,462
GS Yuasa Corp.	2,000	7,817
Gunma Bank Ltd.	2,000	9,646
Hakuhodo DY Holdings, Inc.	130	7,784
Hamamatsu Photonics K.K.	500	17,318
Hankyu Hanshin Holdings, Inc.	8,000	44,294
Hino Motors Ltd.	2,000	15,433
Hirose Electric Co. Ltd.	200	21,395
Hisamitsu Pharmaceutical Co., Inc.	500	25,867
Hitachi Chemical Co. Ltd.	600	8,455
Hitachi Construction Machinery Co. Ltd.	700	11,496
Hitachi High-Technologies Corp.	400	8,754
Hitachi Ltd.	34,000	180,158
Hitachi Metals Ltd.	1,000	9,357
Hokkaido Electric Power Co., Inc.	1,200	9,876
Hokuriku Electric Power Co., Inc.	1,300	12,914
Honda Motor Co. Ltd.	11,600	348,734
Hoya Corp.	3,000	60,729
Hulic Co. Ltd.	1,900	15,066
Ibiden Co. Ltd.	900	11,330
Idemitsu Kosan Co. Ltd.	100	8,606
INPEX Corp.	16	91,194
Isetan Mitsukoshi Holdings Ltd.	2,600	25,437
Ishikawajima-Harima Heavy Industries Co. Ltd.	9,000	18,940
Isuzu Motors Ltd.	8,000	42,290
Itochu Corp.	10,700	107,094
ITOCHU Techno-Solutions Corp.	200	10,347
Common Stocks - continued
	Shares	Value
Japan - continued
Iyo Bank Ltd.	2,000	$ 15,458
J Front Retailing Co. Ltd.	4,000	20,794
Japan Airlines Co. Ltd.	500	23,801
Japan Petroleum Exploration Co. Ltd.	200	7,529
Japan Prime Realty Investment Corp.	6	18,061
Japan Real Estate Investment Corp.	4	40,035
Japan Retail Fund Investment Corp.	15	27,339
Japan Steel Works Ltd.	2,000	11,850
Japan Tobacco, Inc.	6,400	176,856
JFE Holdings, Inc.	3,600	50,733
JGC Corp.	1,000	34,386
Joyo Bank Ltd.	5,000	24,176
JS Group Corp.	1,900	42,008
JSR Corp.	1,300	22,277
JTEKT Corp.	1,600	12,026
Jupiter Telecommunications Co.	15	20,387
JX Holdings, Inc.	15,900	84,649
Kajima Corp.	6,000	16,610
Kamigumi Co. Ltd.	2,000	16,134
Kaneka Corp.	2,000	9,746
Kansai Electric Power Co., Inc.	5,500	42,302
Kansai Paint Co. Ltd.	2,000	21,521
Kao Corp.	3,700	103,913
Kawasaki Heavy Industries Ltd.	9,000	18,489
Kawasaki Kisen Kaisha Ltd. (a)	7,000	8,856
KDDI Corp.	1,900	147,564
Keihin Electric Express Railway Co. Ltd.	3,000	28,260
Keio Corp.	4,000	30,365
Keisei Electric Railway Co.	2,000	18,339
Keyence Corp.	310	82,247
Kikkoman Corp.	1,000	13,278
Kinden Corp.	1,000	6,263
Kintetsu Corp. (c)	12,000	47,050
Kirin Holdings Co. Ltd.	6,000	75,310
Kobe Steel Ltd.	19,000	16,660
Koito Manufacturing Co. Ltd.	1,000	12,414
Komatsu Ltd.	6,600	138,234
Konami Corp.	700	16,038
Konica Minolta Holdings, Inc.	3,500	23,237
Kubota Corp.	8,000	81,774
Kuraray Co. Ltd.	2,300	26,708
Kurita Water Industries Ltd.	800	18,159
Common Stocks - continued
	Shares	Value
Japan - continued
Kyocera Corp.	1,100	$ 96,593
Kyowa Hakko Kirin Co., Ltd.	2,000	21,270
Lawson, Inc.	500	36,766
Mabuchi Motor Co. Ltd.	100	4,234
Makita Corp.	800	31,617
Marubeni Corp.	12,000	77,715
Marui Group Co. Ltd.	1,400	10,066
Maruichi Steel Tube Ltd.	300	6,238
Mazda Motor Corp. (a)	21,000	24,991
McDonald's Holdings Co. (Japan) Ltd.	500	13,892
Medipal Holdings Corp.	1,000	12,727
Meiji Holdings Co. Ltd.	500	22,892
Miraca Holdings, Inc.	400	16,911
Mitsubishi Chemical Holdings Corp.	9,500	37,605
Mitsubishi Corp.	10,000	178,504
Mitsubishi Electric Corp.	14,000	104,522
Mitsubishi Estate Co. Ltd.	9,000	178,016
Mitsubishi Gas Chemical Co., Inc.	2,000	9,871
Mitsubishi Heavy Industries Ltd.	22,000	92,597
Mitsubishi Logistics Corp.	1,000	12,890
Mitsubishi Materials Corp.	8,000	23,249
Mitsubishi Motors Corp. of Japan (a)	28,000	24,201
Mitsubishi Tanabe Pharma Corp.	1,500	21,627
Mitsubishi UFJ Financial Group, Inc.	91,300	413,038
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	17,237
Mitsui & Co. Ltd.	12,400	174,746
Mitsui Chemicals, Inc.	7,000	14,468
Mitsui Fudosan Co. Ltd.	6,000	121,233
Mitsui OSK Lines Ltd.	7,000	16,748
Mizuho Financial Group, Inc.	163,400	255,669
MS&AD Insurance Group Holdings, Inc.	3,600	61,015
Murata Manufacturing Co. Ltd.	1,500	72,905
Nabtesco Corp.	700	13,030
Namco Bandai Holdings, Inc.	1,300	20,421
NEC Corp. (a)	18,000	34,498
Nexon Co. Ltd.	800	9,751
NGK Insulators Ltd.	2,000	22,297
NGK Spark Plug Co. Ltd.	1,000	11,174
NHK Spring Co. Ltd.	1,200	9,996
Nidec Corp.	800	56,921
Nikon Corp.	2,400	61,030
Nintendo Co. Ltd.	800	103,019
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Building Fund, Inc.	5	$ 53,677
Nippon Electric Glass Co. Ltd.	2,000	10,172
Nippon Express Co. Ltd.	6,000	21,947
Nippon Meat Packers, Inc.	1,000	12,401
Nippon Paper Group, Inc.	600	6,862
Nippon Steel Corp.	55,700	122,801
Nippon Telegraph & Telephone Corp.	3,100	141,757
Nippon Yusen KK	11,000	20,945
Nishi-Nippon City Bank Ltd.	5,000	11,399
Nissan Motor Co. Ltd.	17,600	147,273
Nisshin Seifun Group, Inc.	1,000	12,489
Nisshin Steel Holdings Co. Ltd. (a)	500	3,313
Nissin Food Holdings Co. Ltd.	500	18,915
Nitori Holdings Co. Ltd.	250	20,418
Nitto Denko Corp.	1,200	54,416
NKSJ Holdings, Inc.	2,750	50,122
NOK Corp.	700	11,206
Nomura Holdings, Inc.	25,700	92,902
Nomura Real Estate Holdings, Inc.	700	12,565
Nomura Real Estate Office Fund, Inc.	2	12,577
Nomura Research Institute Ltd.	700	14,863
NSK Ltd.	3,000	16,460
NTN Corp.	2,000	3,583
NTT Data Corp.	9	29,301
NTT DoCoMo, Inc.	109	157,944
NTT Urban Development Co.	9	7,407
Obayashi Corp.	5,000	22,360
Odakyu Electric Railway Co. Ltd.	5,000	53,050
Oji Holdings Corp.	6,000	17,587
Olympus Corp. (a)	1,500	26,193
Omron Corp.	1,400	27,884
Ono Pharmaceutical Co. Ltd.	600	36,227
Oracle Corp. Japan	200	8,894
Oriental Ld Co. Ltd.	400	54,566
ORIX Corp.	750	77,039
Osaka Gas Co. Ltd.	13,000	53,576
Otsuka Corp.	100	8,155
Otsuka Holdings Co. Ltd.	2,600	80,088
Panasonic Corp.	15,600	94,623
Rakuten, Inc.	5,200	46,769
Resona Holdings, Inc.	13,300	57,478
Ricoh Co. Ltd.	5,000	41,776
Common Stocks - continued
	Shares	Value
Japan - continued
Rinnai Corp.	200	$ 13,654
ROHM Co. Ltd.	700	22,579
Sankyo Co. Ltd. (Gunma)	400	18,113
Sanrio Co. Ltd.	300	9,880
Santen Pharmaceutical Co. Ltd.	600	26,268
SBI Holdings, Inc. Japan	1,330	9,297
Secom Co. Ltd.	1,500	76,381
Sega Sammy Holdings, Inc.	1,400	26,394
Seiko Epson Corp.	800	4,439
Sekisui Chemical Co. Ltd.	3,000	24,615
Sekisui House Ltd.	4,000	40,837
Seven & i Holdings Co., Ltd.	5,400	166,539
Seven Bank Ltd.	3,300	9,425
Sharp Corp. (c)	7,000	15,082
Shikoku Electric Power Co., Inc.	1,100	11,754
Shimadzu Corp.	2,000	13,454
Shimamura Co. Ltd.	100	10,422
SHIMANO, Inc.	600	37,805
SHIMIZU Corp.	5,000	16,723
Shin-Etsu Chemical Co., Ltd.	2,900	163,472
Shinsei Bank Ltd.	10,000	14,656
Shionogi & Co. Ltd.	2,100	34,829
Shiseido Co. Ltd.	2,600	32,895
Shizuoka Bank Ltd.	4,000	40,887
Showa Denko KK	9,000	13,754
Showa Shell Sekiyu KK	1,100	6,118
SMC Corp.	400	63,034
Softbank Corp.	6,400	202,591
Sojitz Corp.	8,600	10,665
Sony Corp.	7,200	85,251
Sony Financial Holdings, Inc.	1,300	23,189
Square Enix Holdings Co. Ltd.	600	8,455
Stanley Electric Co. Ltd.	900	12,401
Sumco Corp. (a)	900	6,156
Sumitomo Chemical Co. Ltd.	11,000	30,866
Sumitomo Corp.	8,000	109,032
Sumitomo Electric Industries Ltd.	5,500	59,113
Sumitomo Heavy Industries Ltd.	4,000	14,330
Sumitomo Metal Mining Co. Ltd.	4,000	52,662
Sumitomo Mitsui Financial Group, Inc.	9,700	296,403
Sumitomo Mitsui Trust Holdings, Inc.	22,000	66,692
Sumitomo Realty & Development Co. Ltd.	2,000	55,217
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	1,100	$ 12,939
Suzuken Co. Ltd.	500	15,777
Suzuki Motor Corp.	2,700	61,150
Sysmex Corp.	500	23,519
T&D Holdings, Inc.	4,000	43,693
Taiheiyo Cement Corp.	7,000	14,907
Taisei Corp.	8,000	22,047
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,134
Taiyo Nippon Sanso Corp.	2,000	10,973
Takashimaya Co. Ltd.	2,000	13,153
Takeda Pharmaceutical Co. Ltd.	5,700	264,900
TDK Corp.	900	33,788
Teijin Ltd.	6,000	13,754
Terumo Corp.	1,100	47,401
The Chugoku Bank Ltd.	1,000	13,754
The Hachijuni Bank Ltd.	3,000	15,483
The Suruga Bank Ltd.	1,000	12,001
THK Co. Ltd.	900	14,961
Tobu Railway Co. Ltd.	7,000	37,179
Toho Co. Ltd.	800	13,940
Toho Gas Co. Ltd.	3,000	18,189
Tohoku Electric Power Co., Inc. (a)	3,400	25,043
Tokio Marine Holdings, Inc.	5,100	134,991
Tokyo Electric Power Co. (a)	9,400	15,308
Tokyo Electron Ltd.	1,200	53,890
Tokyo Gas Co. Ltd.	17,000	90,079
Tokyu Corp.	8,000	40,686
Tokyu Land Corp.	3,000	16,836
TonenGeneral Sekiyu KK	2,000	18,139
Toppan Printing Co. Ltd.	4,000	23,099
Toray Industries, Inc.	10,000	58,374
Toshiba Corp.	29,000	107,529
Tosoh Corp.	5,000	9,771
Toto Ltd.	2,000	14,982
Toyo Seikan Kaisha Ltd.	900	9,560
Toyo Suisan Kaisha Ltd.	1,000	24,915
Toyoda Gosei Co. Ltd.	500	9,833
Toyota Boshoku Corp.	600	5,675
Toyota Industries Corp.	1,100	31,417
Toyota Motor Corp.	19,800	763,432
Toyota Tsusho Corp.	1,600	34,914
Trend Micro, Inc.	700	19,607
Common Stocks - continued
	Shares	Value
Japan - continued
Tsumura & Co.	500	$ 15,971
Ube Industries Ltd.	7,000	15,959
Unicharm Corp.	800	43,292
Ushio, Inc.	600	6,328
USS Co. Ltd.	160	16,816
West Japan Railway Co.	1,200	52,386
Yahoo! Japan Corp.	103	35,443
Yakult Honsha Co. Ltd.	700	32,619
Yamada Denki Co. Ltd.	620	26,872
Yamaguchi Financial Group, Inc.	1,000	8,280
Yamaha Corp.	1,200	10,778
Yamaha Motor Co. Ltd.	1,900	18,160
Yamato Holdings Co. Ltd.	2,700	41,094
Yamato Kogyo Co. Ltd.	200	5,614
Yamazaki Baking Co. Ltd.	1,000	12,026
Yaskawa Electric Corp.	1,000	7,165
Yokogawa Electric Corp.	1,400	15,924
TOTAL JAPAN		14,490,573
Korea (South) - 3.3%
AMOREPACIFIC Corp.	24	27,295
AMOREPACIFIC Group, Inc.	18	7,759
BS Financial Group, Inc.	1,160	13,139
Celltrion, Inc.	755	18,592
Cheil Industries, Inc.	351	30,068
CJ CheilJedang Corp.	50	15,706
CJ Corp.	100	9,768
Daelim Industrial Co.	179	12,461
Daewoo Engineering & Construction Co. Ltd. (a)	700	5,958
Daewoo International Corp.	300	11,529
Daewoo Securities Co. Ltd.	1,102	11,118
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	720	15,452
DGB Financial Group Co. Ltd.	1,030	13,037
Dongbu Insurance Co. Ltd.	317	14,377
Dongkuk Steel Mill Co. Ltd.	310	3,980
Doosan Co. Ltd.	50	5,778
Doosan Heavy Industries & Construction Co. Ltd.	351	15,034
Doosan Infracore Co. Ltd. (a)	660	9,746
E-Mart Co. Ltd.	150	32,536
GS Engineering & Construction Corp.	268	15,092
GS Holdings Corp.	368	23,154
Hana Financial Group, Inc.	1,660	48,339
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hankook Tire Co. Ltd. (a)	534	$ 22,529
Hankook Tire Worldwide Co. Ltd.	85	1,099
Hanwha Chemical Corp.	690	11,454
Hanwha Corp.	270	7,714
Hanwha Life Insurance Co. Ltd.	1,080	7,617
Honam Petrochemical Corp.	105	21,475
Hyosung Corp.	156	8,599
Hyundai Department Store Co. Ltd.	102	12,676
Hyundai Engineering & Construction Co. Ltd.	495	29,827
Hyundai Fire & Marine Insurance Co. Ltd.	400	12,932
Hyundai Glovis Co. Ltd.	97	20,195
Hyundai Heavy Industries Co. Ltd.	301	63,219
Hyundai Hysco Co. Ltd.	210	8,398
Hyundai Industrial Development & Construction Co.	300	5,393
Hyundai Merchant Marine Co. Ltd. (a)	260	6,260
Hyundai Mipo Dockyard Co. Ltd.	78	8,334
Hyundai Mobis	489	124,681
Hyundai Motor Co.	1,091	224,640
Hyundai Securities Co. Ltd.	710	5,450
Hyundai Steel Co.	402	28,943
Hyundai Wia Corp.	98	15,864
Industrial Bank of Korea	1,230	13,537
Kangwon Land, Inc.	610	14,211
KB Financial Group, Inc.	2,640	89,798
KCC Corp.	23	6,455
Kia Motors Corp.	1,894	105,269
Korea Aerospace Industries Ltd.	200	5,026
Korea Electric Power Corp. (a)	1,840	47,738
Korea Exchange Bank (a)	1,700	11,787
Korea Gas Corp.	159	11,170
Korea Investment Holdings Co. Ltd.	250	8,553
Korea Zinc Co. Ltd.	62	25,475
Korean Air Lines Co. Ltd. (a)	278	12,481
KP Chemical Corp.	510	5,052
KT Corp.	220	7,470
KT&G Corp.	786	59,906
Kumho Petro Chemical Co. Ltd.	95	9,323
LG Chemical Ltd.	323	90,650
LG Corp.	690	42,147
LG Display Co. Ltd. (a)	1,660	49,277
LG Electronics, Inc.	764	53,184
LG Household & Health Care Ltd.	67	39,389
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Innotek Co. Ltd. (a)	46	$ 3,177
LG Telecom Ltd.	1,820	11,635
Lotte Confectionery Co. Ltd.	4	5,763
Lotte Shopping Co. Ltd.	76	23,525
LS Cable Ltd.	109	8,917
LS Industrial Systems Ltd.	116	7,256
Mando Corp.	85	11,226
Mirae Asset Securities Co. Ltd.	220	5,973
NCSOFT Corp.	117	22,427
NHN Corp.	294	68,086
Oci Co. Ltd.	116	16,384
Orion Corp.	27	25,358
POSCO	470	147,785
S-Oil Corp.	325	29,778
S1 Corp.	110	6,638
Samsung C&T Corp.	899	48,895
Samsung Card Co. Ltd.	270	10,450
Samsung Electro-Mechanics Co. Ltd.	428	36,664
Samsung Electronics Co. Ltd.	790	949,171
Samsung Engineering Co. Ltd.	216	28,230
Samsung Fire & Marine Insurance Co. Ltd.	255	55,779
Samsung Heavy Industries Ltd.	1,170	35,787
Samsung Life Insurance Co. Ltd.	437	37,675
Samsung SDI Co. Ltd.	244	30,659
Samsung Securities Co. Ltd.	477	21,371
Samsung Techwin Co. Ltd.	234	12,255
Shinhan Financial Group Co. Ltd.	3,060	105,104
Shinsegae Co. Ltd.	40	7,154
SK C&C Co. Ltd.	182	15,975
SK Energy Co. Ltd.	431	63,445
SK Holdings Co. Ltd.	191	26,627
SK Hynix, Inc.	3,720	84,784
SK Networks Co. Ltd.	1,070	9,372
SK Telecom Co. Ltd.	90	12,716
Woongjin Coway Co. Ltd.	340	12,380
Woori Finance Holdings Co. Ltd.	2,690	25,412
Woori Investment & Securities Co. Ltd.	821	7,944
Yuhan Corp.	66	11,410
TOTAL KOREA (SOUTH)		3,758,302
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	6,652	98,347
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Kernel Holding SA (a)	334	$ 6,988
Millicom International Cellular SA (depository receipt)	442	38,183
SES SA FDR (France) unit	2,175	60,188
Subsea 7 SA	2,043	44,828
Tenaris SA	3,320	62,095
TOTAL LUXEMBOURG		310,629
Malaysia - 0.8%
AirAsia Bhd	7,400	7,361
AMMB Holdings Bhd	12,000	25,135
Axiata Group Bhd	17,900	38,374
Berjaya Group Bhd	27,300	5,736
Berjaya Sports Toto Bhd	4,300	6,268
British American Tobacco (Malaysia) Bhd	900	18,685
Bumi Armada Bhd	8,200	10,553
Bumiputra-Commerce Holdings Bhd	34,400	86,169
DiGi.com Bhd	22,000	38,352
Felda Global Ventures Holdings Bhd	8,100	12,445
Gamuda Bhd	10,400	12,326
Genting Bhd	14,500	42,129
Genting Malaysia Bhd	22,300	26,283
Genting Plantations Bhd	1,800	5,307
Hong Leong Bank Bhd	4,300	20,724
Hong Leong Credit Bhd	1,600	6,776
IHH Healthcare Bhd	13,200	14,171
IJM Corp. Bhd	8,200	13,487
IOI Corp. Bhd	22,500	37,377
Kuala Lumpur Kepong Bhd	3,400	23,909
Lafarge Malayan Cement Bhd	2,800	8,963
Malayan Banking Bhd	25,011	74,146
Malaysia Airports Holdings Bhd	4,900	9,346
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	5,233
Malaysian Plantations Bhd	7,100	9,487
Maxis Bhd	15,800	36,102
MISC Bhd	8,600	11,971
MMC Corp. Bhd	3,200	2,742
Parkson Holdings Bhd	3,700	5,891
Petronas Chemicals Group Bhd	19,700	42,039
Petronas Dagangan Bhd	1,900	13,773
Petronas Gas Bhd	4,200	27,026
PPB Group Bhd	3,800	16,792
Public Bank Bhd (For. Reg.)	7,500	39,100
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	5,260	$ 12,951
SapuraKencana Petroleum Bhd (a)	18,200	14,997
Sime Darby Bhd	19,300	61,968
SP Setia Bhd	2,200	2,607
Telekom Malaysia Bhd	8,600	16,884
Tenaga Nasional Bhd	19,300	44,036
UEM Land Holdings Bhd (a)	8,900	6,194
UMW Holdings Bhd	3,700	12,123
YTL Corp. Bhd	35,926	20,640
YTL Power International Bhd	15,200	8,134
TOTAL MALAYSIA		954,712
Mauritius - 0.0%
Golden Agri-Resources Ltd.	49,000	25,107
Mexico - 1.2%
Alfa SA de CV Series A	20,500	37,809
America Movil SAB de CV Series L	280,000	355,613
CEMEX SA de CV unit	75,976	68,874
Coca-Cola FEMSA SAB de CV Series L	3,100	39,734
Compartamos SAB de CV	7,100	9,527
El Puerto de Liverpool SA Class C	1,400	12,547
Embotelladoras Arca SAB de CC	2,200	15,963
Fomento Economico Mexicano SAB de CV unit	14,000	126,079
Grupo Aeroportuario del Pacifico SA de CV Series B	2,400	11,498
Grupo Bimbo SAB de CV Series A	12,000	27,952
Grupo Carso SA de CV Series A1	3,800	13,753
Grupo Financiero Banorte SAB de CV Series O	13,300	73,895
Grupo Financiero Inbursa SAB de CV Series O	14,400	38,348
Grupo Financiero Santander Mexico SAB de CV	10,700	29,181
Grupo Mexico SA de CV Series B	27,524	88,201
Grupo Modelo SAB de CV Series C	4,600	40,541
Grupo Televisa SA de CV	18,500	84,093
Industrias Penoles SA de CV	1,000	49,821
Kimberly-Clark de Mexico SA de CV Series A	11,100	26,652
Mexichem SAB de CV	7,421	36,776
Minera Frisco SAB de CV (a)	4,200	16,715
Wal-Mart de Mexico SA de CV Series V	38,100	112,519
TOTAL MEXICO		1,316,091
Morocco - 0.0%
Attijariwafa Bank	191	7,207
Common Stocks - continued
	Shares	Value
Morocco - continued
Douja Promotion Groupe Addoha SA	729	$ 5,272
Maroc Telecom SA	723	9,107
TOTAL MOROCCO		21,586
Netherlands - 1.8%
AEGON NV	12,548	70,177
Akzo Nobel NV	1,671	90,901
ASML Holding NV (Netherlands)	3,019	165,961
Corio NV	472	21,030
DE Master Blenders 1753 NV (a)	4,210	51,452
Delta Lloyd NV	1,015	16,879
European Aeronautic Defence and Space Co. EADS NV	2,993	106,334
Fugro NV (Certificaten Van Aandelen) unit	504	34,074
Gemalto NV	553	49,902
Heineken Holding NV (A Shares)	697	35,369
Heineken NV (Bearer)	1,644	101,355
ING Groep NV (Certificaten Van Aandelen) (a)	27,524	244,912
Koninklijke Ahold NV	7,419	94,459
Koninklijke Boskalis Westminster NV	520	19,809
Koninklijke KPN NV	7,271	45,906
Koninklijke Philips Electronics NV	7,466	186,994
QIAGEN NV (a)	1,726	29,989
Randstad Holding NV	816	26,637
Reed Elsevier NV	4,857	65,252
Royal DSM NV	1,114	57,201
SBM Offshore NV (a)	1,322	17,272
STMicroelectronics NV	4,399	25,909
TNT Express NV	2,395	25,225
Unilever NV (Certificaten Van Aandelen) (Bearer)	11,637	427,714
Vopak NV	511	35,574
Wolters Kluwer NV (Certificaten Van Aandelen)	2,192	42,419
TOTAL NETHERLANDS		2,088,706
New Zealand - 0.1%
Auckland International Airport Ltd.	6,978	15,408
Contact Energy Ltd.	2,481	11,304
Fletcher Building Ltd.	4,755	27,530
Sky City Entertainment Group Ltd.	4,610	14,710
Telecom Corp. of New Zealand Ltd.	12,863	25,441
TOTAL NEW ZEALAND		94,393
Norway - 0.5%
Aker Solutions ASA	1,112	21,845
Common Stocks - continued
	Shares	Value
Norway - continued
DnB NOR ASA	7,125	$ 88,980
Gjensidige Forsikring ASA	1,471	21,492
Norsk Hydro ASA	6,791	30,576
Orkla ASA (A Shares)	5,512	43,603
StatoilHydro ASA	8,006	197,179
Telenor ASA	5,165	101,555
Yara International ASA	1,316	61,999
TOTAL NORWAY		567,229
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	1,367	48,884
Volcan Compania Minera Saa Class B	13,321	13,005
TOTAL PERU		61,889
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	12,600	14,792
Aboitiz Power Corp.	13,700	11,033
Alliance Global Group, Inc.	33,600	12,165
Ayala Corp.	1,150	12,395
Ayala Land, Inc.	41,600	23,837
Bank of the Philippine Islands (BPI)	4,250	8,376
BDO Unibank, Inc.	11,723	18,255
DMCI Holdings, Inc.	4,800	6,307
Globe Telecom, Inc.	245	6,796
International Container Terminal Services, Inc.	5,450	9,415
Jollibee Food Corp.	2,630	6,764
Manila Electric Co.	1,400	9,504
Metropolitan Bank & Trust Co.	1,650	3,814
Philippine Long Distance Telephone Co.	300	19,298
PNOC Energy Development Corp.	42,700	6,930
San Miguel Corp.	2,800	7,433
SM Investments Corp.	1,570	30,674
SM Prime Holdings, Inc.	55,700	19,651
Universal Robina Corp.	6,960	12,176
TOTAL PHILIPPINES		239,615
Poland - 0.3%
Asseco Poland SA	429	5,375
Bank Handlowy w Warszawie SA	239	6,958
Bank Millennium SA (a)	1,701	2,254
Bank Polska Kasa Opieki SA	855	41,054
BRE Bank SA (a)	101	9,529
Cyfrowy Polsat SA (a)	1,359	6,172
Common Stocks - continued
	Shares	Value
Poland - continued
ENEA SA	677	$ 3,266
Eurocash SA	627	7,657
Grupa Lotos SA (a)	656	6,914
Jastrzebska Spolka Weglowa SA	200	5,437
KGHM Polska Miedz SA (Bearer)	1,008	50,769
Polish Oil & Gas Co.	12,889	15,946
Polska Grupa Energetyczna SA	5,408	29,304
Polski Koncern Naftowy Orlen SA (a)	2,308	31,663
Powszechna Kasa Oszczednosci Bank SA	5,421	60,600
Powszechny Zaklad Ubezpieczen SA	406	47,433
Synthos SA	3,019	5,012
Tauron Polska Energia SA	7,599	10,496
Telekomunikacja Polska SA	5,526	20,874
TVN SA	563	1,234
TOTAL POLAND		367,947
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	14,596	14,189
Energias de Portugal SA	13,463	36,575
Galp Energia SGPS SA Class B	1,663	26,620
Jeronimo Martins SGPS SA	1,519	26,580
Portugal Telecom SGPS SA (Reg.)	4,365	21,951
TOTAL PORTUGAL		125,915
Russia - 1.2%
Federal Grid Co. Unified Energy System JSC (a)	2,490,000	16,231
Gazprom OAO sponsored ADR (Reg. S)	38,410	350,875
Inter Rao Ues JSC (a)	11,700,000	9,477
Interregional Distribution Grid Companies Holding JSC (a)	123,333	7,302
LSR Group OJSC GDR (Reg. S)	1,355	6,524
Lukoil Oil Co. sponsored ADR (United Kingdom)	3,687	222,879
Magnit OJSC GDR (Reg. S)	1,856	65,888
Mechel Steel Group OAO sponsored ADR	834	5,296
Mobile TeleSystems OJSC sponsored ADR	3,689	63,229
Norilsk Nickel OJSC ADR	3,400	52,156
NOVATEK OAO GDR (Reg. S)	651	74,214
Novolipetsk Steel OJSC GDR (Reg. S)	395	7,462
Rosneft Oil Co. OJSC GDR (Reg. S)	9,106	67,384
Rostelecom sponsored ADR	1,404	32,152
RusHydro JSC sponsored ADR	9,026	21,428
Sberbank (Savings Bank of the Russian Federation)	1,860	5,445
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	12,939	152,163
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal JSC GDR (Reg. S)	1,174	$ 14,241
Sistema JSFC sponsored GDR	783	14,368
Surgutneftegaz JSC sponsored ADR	5,362	46,649
Tatneft OAO sponsored ADR	1,681	65,122
TMK OAO GDR (Reg. S)	466	6,911
Uralkali OJSC GDR (Reg. S)	1,899	74,403
VTB Bank JSC unit	9,273	31,955
TOTAL RUSSIA		1,413,754
Singapore - 1.1%
Ascendas Real Estate Investment Trust	14,000	27,086
CapitaLand Ltd.	17,000	45,573
CapitaMall Trust	16,000	27,677
CapitaMalls Asia Ltd.	9,000	13,650
City Developments Ltd.	3,000	28,185
ComfortDelgro Corp. Ltd.	12,000	16,626
Cosco Corp. Singapore Ltd.	9,000	6,493
DBS Group Holdings Ltd.	13,127	149,586
Fraser & Neave Ltd.	6,000	45,057
Global Logistic Properties Ltd.	14,000	29,497
Hutchison Port Holdings Trust	35,000	27,300
Jardine Cycle & Carriage Ltd.	1,000	40,367
Keppel Corp. Ltd.	10,000	87,391
Keppel Ld Ltd.	5,000	13,937
Neptune Orient Lines Ltd. (a)	8,000	7,608
Olam International Ltd.	12,000	19,380
Oversea-Chinese Banking Corp. Ltd.	19,000	141,745
SembCorp Industries Ltd.	7,000	31,218
SembCorp Marine Ltd.	6,000	23,168
Singapore Airlines Ltd.	4,000	34,760
Singapore Exchange Ltd.	6,000	33,104
Singapore Press Holdings Ltd.	12,000	39,744
Singapore Technologies Engineering Ltd.	11,000	31,743
Singapore Telecommunications Ltd.	57,000	150,467
StarHub Ltd.	4,000	12,068
United Overseas Bank Ltd.	9,000	134,801
UOL Group Ltd.	3,000	13,920
Wilmar International Ltd.	14,000	35,465
Yangzijiang Shipbuilding Holdings Ltd.	15,000	11,129
TOTAL SINGAPORE		1,278,745
Common Stocks - continued
	Shares	Value
South Africa - 1.7%
Absa Group Ltd.	2,061	$ 33,088
African Bank Investments Ltd.	5,765	19,494
African Rainbow Minerals Ltd.	827	17,311
Anglo Platinum Ltd.	491	22,821
AngloGold Ashanti Ltd.	2,741	92,606
ArcelorMittal South Africa Ltd. (a)	1,049	4,041
Aspen Pharmacare Holdings Ltd.	2,043	37,228
Assore Ltd.	200	8,258
Aveng Ltd.	2,602	9,285
Barloworld Ltd.	1,572	12,736
Bidvest Group Ltd.	2,129	50,815
Discovery Holdings Ltd.	1,813	11,609
Exxaro Resources Ltd.	803	16,068
FirstRand Ltd.	22,200	73,687
Foschini Ltd.	1,546	22,447
Gold Fields Ltd.	5,187	64,443
Growthpoint Properties Ltd.	11,927	32,477
Harmony Gold Mining Co. Ltd.	2,963	24,276
Impala Platinum Holdings Ltd.	3,846	69,196
Imperial Holdings Ltd.	1,266	28,761
Investec Ltd.	2,000	11,764
Kumba Iron Ore Ltd.	578	36,131
Liberty Holdings Ltd.	883	10,242
Life Healthcare Group Holdings Ltd.	6,971	26,362
Massmart Holdings Ltd.	821	16,513
MMI Holdings Ltd.	6,232	15,072
Mr Price Group Ltd.	1,795	27,730
MTN Group Ltd.	12,150	219,076
Naspers Ltd. Class N	2,804	182,039
Nedbank Group Ltd.	1,469	30,327
Netcare Ltd.	5,763	11,964
Northam Platinum Ltd.	1,426	5,361
Pick 'n Pay Stores Ltd.	1,646	8,051
Pretoria Portland Cement Co. Ltd.	3,316	11,087
Rand Merchant Insurance Holdings Ltd.	4,068	10,608
Redefine Properties Ltd. unit	17,690	18,362
Remgro Ltd.	3,117	53,384
Reunert Ltd.	1,154	10,166
RMB Holdings Ltd.	5,157	22,625
Sanlam Ltd.	12,854	57,416
Sappi Ltd. (a)	4,223	11,947
Sasol Ltd.	3,923	167,120
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	3,057	$ 62,863
Spar Group Ltd.	1,265	17,763
Standard Bank Group Ltd.	8,568	105,842
Steinhoff International Holdings Ltd.	8,265	27,777
Tiger Brands Ltd.	1,155	36,712
Truworths International Ltd.	3,118	33,947
Vodacom Group Ltd.	2,675	33,720
Woolworths Holdings Ltd.	5,343	40,301
TOTAL SOUTH AFRICA		1,972,919
Spain - 1.9%
Abertis Infraestructuras SA	2,569	38,692
Acerinox SA	797	8,306
ACS Actividades de Construccion y Servicios SA	1,032	22,031
Amadeus IT Holding SA Class A	2,196	54,365
Banco Bilbao Vizcaya Argentaria SA	38,509	321,779
Banco de Sabadell SA	19,820	48,245
Banco Popular Espanol SA	9,035	14,088
Banco Santander SA:
rights 10/31/12 (a)	60,626	11,944
(Spain)	70,530	531,035
Bankia SA (a)	6,778	10,191
Cintra Concesiones de Infrastructuras de Transporte SA	2,954	41,734
Criteria CaixaCorp SA	5,654	21,399
Distribuidora Internacional de Alimentacion SA	4,437	26,857
Enagas SA	1,349	26,822
Gas Natural SDG SA	2,478	38,446
Grifols SA (a)	1,077	37,356
Grupo Acciona SA	181	11,106
Iberdrola SA	28,165	145,659
Inditex SA	1,562	199,300
International Consolidated Airlines Group SA (a)	5,405	14,201
International Consolidated Airlines Group SA CDI (a)	942	2,452
MAPFRE SA (Reg.)	5,788	16,040
Red Electrica Corporacion SA	775	36,338
Repsol YPF SA	5,780	115,523
Telefonica SA	28,993	382,673
Zardoya Otis SA	1,177	14,554
TOTAL SPAIN		2,191,136
Sweden - 2.0%
Alfa Laval AB	2,361	41,006
Common Stocks - continued
	Shares	Value
Sweden - continued
ASSA ABLOY AB (B Shares)	2,384	$ 79,468
Atlas Copco AB:
(A Shares)	4,745	116,677
(B Shares)	2,805	61,446
Boliden AB	1,870	32,675
Electrolux AB (B Shares)	1,714	43,852
Elekta AB (B Shares)	2,598	37,014
Getinge AB (B Shares)	1,421	43,704
H&M Hennes & Mauritz AB (B Shares)	6,799	230,122
Hexagon AB (B Shares)	1,760	40,491
Holmen AB (B Shares)	396	11,672
Husqvarna AB (B Shares)	3,053	17,712
Industrivarden AB Series C	735	10,366
Investment AB Kinnevik	1,528	29,187
Investor AB (B Shares)	3,499	77,176
Lundin Petroleum AB (a)	1,644	39,359
Modern Times Group MTG AB (B Shares)	338	10,294
Nordea Bank AB	19,002	172,605
Ratos AB (B Shares)	1,517	13,025
Sandvik AB	7,155	99,242
Scania AB (B Shares)	2,238	42,615
Securitas AB (B Shares)	2,141	15,571
Skandinaviska Enskilda Banken AB (A Shares)	10,010	83,003
Skanska AB (B Shares)	2,783	43,510
SKF AB (B Shares)	2,735	61,645
SSAB Svenskt Stal AB (A Shares)	1,075	7,692
Svenska Cellulosa AB (SCA) (B Shares)	4,104	79,940
Svenska Handelsbanken AB (A Shares)	3,539	121,223
Swedbank AB (A Shares)	5,843	108,352
Swedish Match Co. AB	1,476	50,291
Tele2 AB (B Shares)	2,202	36,750
Telefonaktiebolaget LM Ericsson (B Shares)	21,645	191,755
TeliaSonera AB	15,709	103,426
Volvo AB (B Shares)	9,907	133,305
TOTAL SWEDEN		2,286,171
Switzerland - 5.7%
ABB Ltd. (Reg.)	15,798	285,311
Actelion Ltd.	779	37,574
Adecco SA (Reg.)	965	46,670
Aryzta AG	630	31,456
Baloise Holdings AG	344	28,737
Common Stocks - continued
	Shares	Value
Switzerland - continued
Banque Cantonale Vaudoise (Bearer)	24	$ 12,718
Barry Callebaut AG	12	11,455
Compagnie Financiere Richemont SA Series A	3,761	243,922
Credit Suisse Group	8,808	204,833
GAM Holding Ltd.	1,401	19,557
Geberit AG (Reg.)	272	56,076
Givaudan SA	61	61,046
Holcim Ltd. (Reg.)	1,656	113,002
Julius Baer Group Ltd.	1,629	56,498
Kuehne & Nagel International AG	380	44,353
Lindt & Spruengli AG (participation certificate)	12	37,921
Lonza Group AG	394	19,973
Nestle SA	23,646	1,500,568
Novartis AG	16,481	993,814
Pargesa Holding SA	183	12,340
Partners Group Holding AG	93	19,682
Roche Holding AG (participation certificate)	5,036	968,482
Schindler Holding AG:
(participation certificate)	351	46,245
(Reg.)	158	20,443
SGS SA (Reg.)	40	84,699
Sika AG (Bearer)	15	31,295
Sonova Holding AG Class B	353	35,497
Straumann Holding AG	72	8,883
Sulzer AG (Reg.)	161	23,304
Swatch Group AG:
(Bearer)	220	91,043
(Reg.)	315	22,882
Swiss Life Holding AG	216	27,183
Swiss Prime Site AG	379	31,641
Swiss Re Ltd.	2,535	175,161
Swisscom AG	166	68,963
Syngenta AG (Switzerland)	679	264,735
Transocean Ltd. (Switzerland)	2,546	115,886
UBS AG	26,170	392,644
Zurich Financial Services AG	1,058	260,723
TOTAL SWITZERLAND		6,507,215
Taiwan - 2.3%
Acer, Inc. (a)	19,000	14,700
Advanced Semiconductor Engineering, Inc.	41,916	31,634
Advantech Co. Ltd.	2,000	6,915
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	12,360	$ 15,402
ASUSTeK Computer, Inc.	5,000	53,578
AU Optronics Corp. (a)	58,000	21,959
Capital Securities Corp.	6,090	2,027
Catcher Technology Co. Ltd.	4,000	17,391
Cathay Financial Holding Co. Ltd.	49,750	49,988
Chang Hwa Commercial Bank	31,540	15,927
Cheng Shin Rubber Industry Co. Ltd.	13,260	33,184
Cheng Uei Precision Industries Co. Ltd.	3,029	6,709
Chicony Electronics Co. Ltd.	4,070	8,931
Chimei Innolux Corp. (a)	37,297	13,918
China Airlines Ltd. (a)	22,490	8,777
China Development Finance Holding Corp.	88,800	19,852
China Life Insurance Co. Ltd.	13,563	10,587
China Motor Co. Ltd.	3,000	2,701
China Petrochemical Development Corp.	10,000	6,950
China Steel Corp.	81,960	70,428
Chinatrust Financial Holding Co. Ltd.	79,090	43,593
Chunghwa Telecom Co. Ltd.	27,000	84,487
Clevo Co. Ltd.	2,000	2,616
Compal Electronics, Inc.	32,000	20,157
CTCI Corp.	5,000	9,945
Delta Electronics, Inc.	13,000	44,416
E Ink Holdings, Inc.	5,000	4,023
E Sun Financial Holdings Co. Ltd.	24,150	12,112
Epistar Corp.	6,000	9,552
Eternal Chemical Co. Ltd.	4,000	3,115
EVA Airways Corp.	10,400	6,035
Evergreen Marine Corp. (Taiwan) (a)	10,000	5,152
Everlight Electronics Co. Ltd.	2,000	2,088
Far Eastern Department Stores Co. Ltd.	8,160	7,682
Far Eastern Textile Ltd.	21,510	22,276
Far EasTone Telecommunications Co. Ltd.	12,000	27,689
Farglory Land Development Co. Ltd.	2,000	3,362
Feng Hsin Iron & Steel Co.	3,000	4,745
First Financial Holding Co. Ltd.	45,040	25,596
Formosa Chemicals & Fibre Corp.	22,000	52,119
Formosa Petrochemical Corp.	8,000	23,280
Formosa Plastics Corp.	28,000	76,303
Formosa Taffeta Co. Ltd.	6,000	5,289
Foxconn Technology Co. Ltd.	5,200	18,069
Fubon Financial Holding Co. Ltd.	40,398	41,491
Common Stocks - continued
	Shares	Value
Taiwan - continued
Giant Manufacturing Co. Ltd.	2,000	$ 10,339
Highwealth Construction Corp.	3,000	4,165
HIWIN Technologies Corp.	1,050	6,758
Hon Hai Precision Industry Co. Ltd. (Foxconn)	71,000	215,601
Hotai Motor Co. Ltd.	2,000	14,242
HTC Corp.	5,000	36,118
Hua Nan Financial Holdings Co. Ltd.	38,527	20,246
Inotera Memories, Inc. (a)	12,000	1,631
Inventec Corp.	17,280	5,910
Kinsus Interconnect Technology Corp.	2,000	5,498
Largan Precision Co. Ltd.	1,000	21,294
Lee Chang Yung Chemical Industry Corp.	3,216	3,325
LITE-ON Technology Corp.	14,055	17,900
Macronix International Co. Ltd.	29,607	7,703
MediaTek, Inc.	8,000	88,874
Mega Financial Holding Co. Ltd.	56,690	41,241
Motech Industries, Inc. (a)	1,000	770
Nan Ya Plastics Corp.	34,000	59,945
Nan Ya Printed Circuit Board Corp.	1,000	1,149
Nankang Rubber Tire Co. Ltd.	5,469	6,328
Novatek Microelectronics Corp.	4,000	15,063
Pegatron Corp. (a)	10,000	12,633
Phison Electronics Corp.	1,000	7,686
Pou Chen Corp.	17,000	17,198
Powertech Technology, Inc.	5,000	7,771
President Chain Store Corp.	4,000	19,788
Quanta Computer, Inc.	18,000	41,164
Radiant Opto-Electronics Corp.	3,060	12,728
Realtek Semiconductor Corp.	4,020	7,569
Richtek Technology Corp.	1,000	5,443
Ruentex Development Co. Ltd.	4,000	6,710
Ruentex Industries Ltd.	3,146	7,098
Shin Kong Financial Holding Co. Ltd. (a)	40,000	10,366
Siliconware Precision Industries Co. Ltd.	22,000	21,380
SIMPLO Technology Co. Ltd.	2,200	10,846
Sino-American Silicon Products, Inc.	3,000	2,896
Sinopac Holdings Co.	45,821	17,726
Standard Foods Corp.	1,240	3,180
Synnex Technology International Corp.	8,000	16,926
Taishin Financial Holdings Co. Ltd.	44,970	16,088
Taiwan Business Bank	22,320	6,212
Taiwan Cement Corp.	23,000	29,488
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Cooperative Financial Holding Co. Ltd.	32,206	$ 16,759
Taiwan Fertilizer Co. Ltd.	5,000	11,914
Taiwan Glass Industry Corp.	5,225	5,000
Taiwan Mobile Co. Ltd.	11,600	40,507
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	536,328
TECO Electric & Machinery Co. Ltd.	14,000	9,514
Transcend Information, Inc.	1,000	2,516
Tripod Technology Corp.	4,000	7,737
TSRC Corp.	3,200	6,529
Tung Ho Steel Enterprise Corp.	7,000	6,638
U-Ming Marine Transport Corp.	2,000	3,033
Unified-President Enterprises Corp.	29,540	52,183
Unimicron Technology Corp.	10,000	10,236
United Microelectronics Corp.	86,000	31,891
Walsin Lihwa Corp. (a)	17,000	4,656
Wan Hai Lines Ltd. (a)	6,000	2,937
Wintek Corp. (a)	8,000	3,163
Wistron Corp.	16,600	15,941
WPG Holding Co. Ltd.	11,000	13,293
Yang Ming Marine Transport Corp.	8,000	3,122
Yuanta Financial Holding Co. Ltd.	57,190	25,844
Yulon Motor Co. Ltd.	6,000	10,496
TOTAL TAIWAN		2,651,983
Thailand - 0.5%
Advanced Info Service PCL	800	5,152
Advanced Info Service PCL (For. Reg.)	5,600	36,061
Bangkok Bank Public Co. Ltd.	3,800	22,426
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,300	37,180
Bank of Ayudhya PCL	4,000	3,880
Bank of Ayudhya PCL (For. Reg.)	11,000	10,670
Banpu PCL (For. Reg.)	750	9,586
BEC World PCL (For. Reg.)	6,400	12,312
C.P. ALL PCL	5,100	6,610
C.P. ALL PCL (For. Reg.)	26,400	34,216
Charoen Pokphand Foods PCL	3,800	4,367
Charoen Pokphand Foods PCL (For. Reg.)	18,400	21,148
Glow Energy PCL (For. Reg.)	3,200	7,460
Indorama Ventures PCL (For. Reg.)	8,300	7,239
IRPC Public Co. Ltd. (For. Reg.)	58,700	8,230
Kasikornbank PCL	4,600	26,997
Kasikornbank PCL (For. Reg.)	8,900	52,233
Common Stocks - continued
	Shares	Value
Thailand - continued
Krung Thai Bank PCL (For. Reg.)	26,255	$ 15,494
PTT Exploration and Production PCL	1,000	5,412
PTT Exploration and Production PCL (For. Reg.)	7,400	40,052
PTT Global Chemical PCL	2,100	4,177
PTT Global Chemical PCL (For. Reg.)	10,139	20,166
PTT PCL	800	8,295
PTT PCL (For. Reg.)	5,400	55,990
Siam Cement PCL	900	12,207
Siam Cement PCL (For. Reg.)	2,300	31,197
Siam Commercial Bank PCL	1,700	8,924
Siam Commercial Bank PCL (For. Reg.)	9,600	50,395
Thai Oil PCL (For. Reg.)	5,700	12,405
TOTAL THAILAND		570,481
Turkey - 0.4%
Akbank T.A.S.	12,746	61,437
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,485	22,285
Arcelik A/S	1,550	10,247
Asya Katilim Bankasi A/S (a)	3,321	3,724
Bim Birlesik Magazalar A/S JSC	753	34,972
Coca-Cola Icecek A/S	406	7,882
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	5,184	7,722
Enka Insaat ve Sanayi A/S	2,317	6,153
Eregli Demir ve Celik Fabrikalari T.A.S.	7,675	9,120
Ford Otomotiv Sanayi A/S	678	6,960
Haci Omer Sabanci Holding A/S	6,104	32,214
Koc Holding A/S	4,832	22,698
Koza Altin Isletmeleri A/S	200	4,351
TAV Havalimanlari Holding A/S	1,501	7,453
Turk Hava Yollari AO (a)	3,421	7,920
Turk Sise ve Cam Fabrikalari A/S	1,740	2,543
Turk Telekomunikasyon A/S	4,159	16,242
Turkcell Iletisim Hizmet A/S (a)	5,421	33,120
Turkiye Garanti Bankasi A/S	16,300	77,840
Turkiye Halk Bankasi A/S	2,302	20,291
Turkiye Is Bankasi A/S Series C	11,071	37,675
Turkiye Petrol Rafinerile A/S	875	21,381
Turkiye Vakiflar Bankasi TAO	5,506	12,963
Yapi ve Kredi Bankasi A/S (a)	6,114	15,690
TOTAL TURKEY		482,883
Common Stocks - continued
	Shares	Value
United Kingdom - 14.4%
3I Group PLC	7,049	$ 24,502
Aberdeen Asset Management PLC	6,391	33,467
Admiral Group PLC	1,418	25,354
Aggreko PLC	1,905	66,095
AMEC PLC	2,283	39,052
Anglo American PLC (United Kingdom)	9,980	306,482
Antofagasta PLC	2,852	57,852
ARM Holdings PLC	9,864	106,290
Associated British Foods PLC	2,549	56,971
AstraZeneca PLC (United Kingdom)	9,110	422,474
Aviva PLC	21,061	112,790
Babcock International Group PLC	2,492	39,330
BAE Systems PLC	23,570	118,749
Balfour Beatty PLC	4,830	24,568
Barclays PLC	83,347	308,195
BG Group PLC	24,376	451,389
BHP Billiton PLC	15,189	486,827
BP PLC	136,446	974,443
British American Tobacco PLC (United Kingdom)	14,037	696,230
British Land Co. PLC	6,086	51,905
British Sky Broadcasting Group PLC	7,850	89,816
BT Group PLC	55,931	192,212
Bunzl PLC	2,325	38,458
Burberry Group PLC	3,054	57,465
Capita Group PLC	4,650	54,253
Capital Shopping Centres Group PLC	3,738	20,087
Carnival PLC	1,272	50,667
Centrica PLC	37,045	193,751
Cobham PLC	7,852	27,243
Compass Group PLC	13,331	146,288
Croda International PLC	950	33,743
Diageo PLC	17,957	513,364
Eurasian Natural Resources Corp. PLC	1,991	10,529
Evraz PLC	2,253	8,588
Fresnillo PLC	1,265	39,174
G4S PLC (United Kingdom)	9,889	41,572
GKN PLC	11,612	38,902
GlaxoSmithKline PLC	35,984	806,310
Hammerson PLC	5,081	38,685
HSBC Holdings PLC (United Kingdom)	130,287	1,284,537
ICAP PLC	3,760	19,726
IMI PLC	2,293	35,320
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	7,153	$ 270,110
Inmarsat PLC	3,234	29,565
InterContinental Hotel Group PLC	1,869	46,242
Intertek Group PLC	1,117	50,814
Invensys PLC	6,205	22,810
Investec PLC	3,852	22,652
ITV PLC	26,555	37,089
J Sainsbury PLC	8,574	49,063
Johnson Matthey PLC	1,460	52,988
Kazakhmys PLC	1,440	16,476
Kingfisher PLC	16,837	78,659
Land Securities Group PLC	5,654	73,358
Legal & General Group PLC	41,742	90,264
Lloyds Banking Group PLC (a)	303,544	199,885
London Stock Exchange Group PLC	1,331	20,953
Lonmin PLC	1,047	8,668
Man Group PLC	13,824	17,501
Marks & Spencer Group PLC	11,638	73,959
Meggitt PLC	5,625	35,039
Melrose PLC	8,646	33,625
National Grid PLC	25,726	293,394
Next PLC	1,163	66,926
Old Mutual PLC	34,800	96,593
Pearson PLC	5,790	116,419
Prudential PLC	18,293	251,229
Reckitt Benckiser Group PLC	4,665	282,305
Reed Elsevier PLC	8,628	84,376
Rexam PLC	6,206	44,737
Rio Tinto PLC	9,631	481,130
Rolls-Royce Group PLC	13,475	185,813
Rolls-Royce Group PLC Class C	1,024,100	1,653
Royal & Sun Alliance Insurance Group PLC	26,113	47,323
Royal Bank of Scotland Group PLC (a)	14,928	66,655
Royal Dutch Shell PLC:
Class A (Netherlands)	9,256	317,308
Class A (United Kingdom)	17,350	595,326
Class B (United Kingdom)	18,915	669,070
SABMiller PLC	6,857	293,733
Sage Group PLC	9,009	45,170
Schroders PLC	840	20,659
Scottish & Southern Energy PLC	6,930	161,934
Segro PLC	5,237	20,080
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Serco Group PLC	3,532	$ 32,289
Severn Trent PLC	1,718	44,525
Smith & Nephew PLC	6,474	68,464
Smiths Group PLC	2,759	47,017
Standard Chartered PLC (United Kingdom)	17,355	409,877
Standard Life PLC	17,079	80,479
Tate & Lyle PLC	3,305	38,721
Tesco PLC	57,798	298,329
The Weir Group PLC	1,571	44,163
TUI Travel PLC	3,475	14,076
Tullow Oil PLC	6,455	146,251
Unilever PLC	9,201	343,227
United Utilities Group PLC	4,855	53,041
Vedanta Resources PLC	696	12,737
Vodafone Group PLC	353,706	960,537
Whitbread PLC	1,297	49,186
WM Morrison Supermarkets PLC	16,829	72,756
Xstrata PLC	15,078	238,236
TOTAL UNITED KINGDOM		16,469,119
United States of America - 0.0%
Southern Copper Corp.	1,215	46,292
TOTAL COMMON STOCKS (Cost $104,238,309)		108,144,806
Nonconvertible Preferred Stocks - 0.7%

Colombia - 0.1%
Banco Davivienda SA	574	7,082
Grupo Aval Acciones Y Val SA	10,061	7,113
Grupo de Inversiones Suramerica	618	12,719
Inversiones Argos SA	721	8,030
TOTAL COLOMBIA		34,944
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	371	20,533
Henkel AG & Co. KGaA	1,268	101,257
Porsche Automobil Holding SE (Germany)	1,096	72,762
ProSiebenSat.1 Media AG	603	16,804
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	277	$ 11,473
Volkswagen AG	1,032	213,485
TOTAL GERMANY		436,314
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	43,609	34,921
Korea (South) - 0.1%
Hyundai Motor Co.	154	9,435
Hyundai Motor Co. Series 2	327	21,444
LG Chemical Ltd.	86	7,690
Samsung Electronics Co. Ltd.	149	108,232
TOTAL KOREA (SOUTH)		146,801
Russia - 0.1%
AK Transneft OAO (a)	11	21,993
Sberbank (Savings Bank of the Russian Federation) (a)	19,874	41,851
Surgutneftegaz JSC	45,590	28,237
TOTAL RUSSIA		92,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $642,156)		745,061
Investment Companies - 0.4%

iShares MSCI Canada Index ETF (Cost $439,666)	16,000	455,680
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/23/12 to 2/28/13 (d) (Cost $599,808)	$ 600,000	599,840
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	2,982,747	$ 2,982,747
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	300,240	300,240
TOTAL MONEY MARKET FUNDS (Cost $3,282,987)		3,282,987
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $109,202,926)		113,228,374
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,178,133
NET ASSETS - 100%		$ 114,406,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2012	$ 3,796,000	$ 3,236
27 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	1,336,500	(6,747)
TOTAL EQUITY INDEX CONTRACTS		$ 5,132,500	$ (3,511)
The face value of futures purchased as a percentage of net assets is 4.5%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,956.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,231
Fidelity Securities Lending Cash Central Fund	5,932
Total	$ 9,163
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,947,576	$ 8,243,837	$ 1,703,739	$ -
Consumer Staples	11,346,426	8,857,411	2,489,015	-
Energy	11,822,069	7,063,440	4,758,629	-
Financials	27,433,771	21,645,735	5,783,871	4,165
Health Care	8,023,912	4,082,946	3,940,966	-
Industrials	11,348,374	10,281,893	1,066,481	-
Information Technology	6,787,255	4,596,532	2,190,723	-
Materials	12,042,712	9,335,845	2,706,867	-
Telecommunication Services	6,124,819	3,205,231	2,919,588	-
Utilities	4,012,953	3,628,110	384,843	-
Investment Companies	455,680	455,680	-	-
Government Obligations	599,840	-	599,840	-
Money Market Funds	3,282,987	3,282,987	-	-
Total Investments in Securities:	$ 113,228,374	$ 84,679,647	$ 28,544,562	$ 4,165
Derivative Instruments:
Assets
Futures Contracts	$ 3,236	$ 3,236	$ -	$ -
Liabilities
Futures Contracts	$ (6,747)	$ (6,747)	$ -	$ -
Total Derivative Instruments:	$ (3,511)	$ (3,511)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 15,330
Level 2 to Level 1	$ 9,421,562
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,236	$ (6,747)
Total Value of Derivatives	$ 3,236	$ (6,747)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $281,185) - See accompanying schedule: Unaffiliated issuers (cost $105,919,939)	$ 109,945,387
Fidelity Central Funds (cost $3,282,987)	3,282,987
Total Investments (cost $109,202,926)		$ 113,228,374
Cash		4,008
Foreign currency held at value (cost $285,123)		285,107
Receivable for fund shares sold		1,401,562
Dividends receivable		203,111
Distributions receivable from Fidelity Central Funds		1,330
Receivable from investment adviser for expense reductions		7,988
Other receivables		1,362
Total assets		115,132,842

Liabilities
Payable for investments purchased	$ 103,697
Payable for fund shares redeemed	242,302
Accrued management fee	17,109
Payable for daily variation margin on futures contracts	29,284
Other affiliated payables	7,135
Other payables and accrued expenses	26,568
Collateral on securities loaned, at value	300,240
Total liabilities		726,335

Net Assets		$ 114,406,507
Net Assets consist of:
Paid in capital		$ 109,037,447
Undistributed net investment income		1,461,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(99,943)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,007,491
Net Assets		$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($25,551,942 ÷ 2,425,145 shares)	$ 10.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($67,539,086 ÷ 6,405,456 shares)	$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,198,901 ÷ 2,009,280 shares)	$ 10.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($116,578 ÷ 11,044 shares)	$ 10.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 2,075,748
Interest		566
Income from Fidelity Central Funds		9,163
Income before foreign taxes withheld		2,085,477
Less foreign taxes withheld		(168,787)
Total income		1,916,690

Expenses
Management fee	$ 121,983
Transfer agent fees	48,750
Independent trustees' compensation	199
Miscellaneous	97
Total expenses before reductions	171,029
Expense reductions	(60,814)	110,215
Net investment income (loss)		1,806,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(128,536)
Foreign currency transactions	(17,116)
Futures contracts	254,584
Swap agreements	(46,146)
Total net realized gain (loss)		62,786
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,311)	3,525,431
Assets and liabilities in foreign currencies	(1,459)
Futures contracts	(97,689)
Swap agreements	(35,181)
Total change in net unrealized appreciation (depreciation)		3,391,102
Net gain (loss)		3,453,888
Net increase (decrease) in net assets resulting from operations		$ 5,260,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2012	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,806,475	$ 86,770
Net realized gain (loss)	62,786	(253,482)
Change in net unrealized appreciation (depreciation)	3,391,102	616,389
Net increase (decrease) in net assets resulting from operations	5,260,363	449,677
Distributions to shareholders from net realized gain	(118,904)	-
Share transactions - net increase (decrease)	74,594,182	34,189,185
Redemption fees	31,911	93
Total increase (decrease) in net assets	79,767,552	34,638,955

Net Assets
Beginning of period	34,638,955	-
End of period (including undistributed net investment income of $1,461,512 and accumulated net investment loss of $136,472, respectively)	$ 114,406,507	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.03
Net realized and unrealized gain (loss)	.18	.06
Total from investment operations	.47	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	-I
Net asset value, end of period	$ 10.54	$ 10.09
Total Return B,C	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.34% A
Expenses net of fee waivers, if any	.24%	.24% A
Expenses net of all reductions	.24%	.24% A
Net investment income (loss)	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,552	$ 1,790
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.17	.06
Total from investment operations	.47	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 10.54	$ 10.09
Total Return B,C	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28%	.28% A
Expenses net of fee waivers, if any	.18%	.18% A
Expenses net of all reductions	.18%	.18% A
Net investment income (loss)	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,539	$ 17,715
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.18	.06
Total from investment operations	.48	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	-I
Net asset value, end of period	$ 10.55	$ 10.09
Total Return B,C	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23%	.23% A
Expenses net of fee waivers, if any	.13%	.13% A
Expenses net of all reductions	.13%	.13% A
Net investment income (loss)	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,199	$ 7,567
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended October 31,	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.03
Net realized and unrealized gain (loss)	.19	.06
Total from investment operations	.49	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 10.56	$ 10.09
Total Return B,C	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 7,568
Portfolio turnover rate F	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, certain foreign taxes, swap agreements, foreign currency transactions, passive foreign investment companies, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 92,401,435	$ 7,968,844	$ (4,337,128)	$ 3,631,716
Spartan Global ex U.S. Index Fund	109,401,601	8,565,908	(4,739,135)	3,826,773

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributedlong-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Emerging Markets Index Fund	$ 1,596,445	$ -	$ (2,778,562)	$ 3,631,019
Spartan Global ex U.S. Index Fund	1,531,180	25,554	-	3,823,638

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (2,778,562)	$ -	$ (2,778,562)

The tax character of distributions paid was as follows:

October 31, 2012
	Long-term Capital Gains	Total
Spartan Emerging Markets Index Fund	$ 144,849	$ 144,849
Spartan Global ex U.S. Index Fund	118,904	118,904

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 55,081	$ (43,928)
Swap Agreements	143,286	(309,278)
Totals (a)	$ 198,367	$ (353,206)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 254,584	$ (97,689)
Swap Agreements	(46,146)	(35,181)
Totals (a)	$ 208,438	$ (132,870)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	95,046,699	41,087,474
Spartan Global ex U.S. Index Fund	77,792,804	4,196,441

Securities received in-kind through subscriptions are noted in the table below.

Value of securities Received
Spartan Global ex U.S. Index Fund	$ 10,715,382

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 94,076
Fidelity Advantage Class	28,045
Institutional Class	297
$ 122,418
Spartan Global ex U.S. Index Fund
Investor Class	$ 17,635
Fidelity Advantage Class	27,621
Institutional Class	3,494
$ 48,750

During the period, an affiliate of FMR voluntarily reimbursed Spartan Global ex U.S. Index Fund $116,869 for a transfer agent error which is included in paid in capital in the accompanying Statement of Assets and Liabilities.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan Emerging Markets Index Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 4,280,000.41%		$ 97

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 126
Spartan Global ex U.S. Index Fund	97

During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 116
Spartan Global ex U.S. Index Fund	5,932

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 29,910,000.63%		$ 1,047

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations*	Reimbursement from adviser
Spartan Emerging Markets Index Fund
Investor Class	.33%	$ 57,821
Fidelity Advantage Class	.22%	36,265
Institutional Class	.15%	1,301
Fidelity Advantage Institutional Class	.12%	1,196
Spartan Global ex U.S. Index Fund
Investor Class	.24%	12,466
Fidelity Advantage Class	.18%	34,496
Institutional Class	.13%	11,590
Fidelity Advantage Institutional Class	.10%	2,251

* The expense limitations that will be in effect on January 1, 2013 are noted in the table below and will remain in place through December 31, 2013.

Expense Limitations
Spartan Emerging Markets Index Fund
Investor Class	.31%
Fidelity Advantage Class	.20%
Institutional Class	.13%
Fidelity Advantage Institutional Class	.10%
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Fidelity Advantage Class	.18%
Institutional Class	.13%
Fidelity Advantage Institutional Class	.10%

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 53
Spartan Global ex U.S. Index Fund	11

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011A
Spartan Emerging Markets Index Fund
From net realized gain
Investor Class	$ 75,627	$ -
Fidelity Advantage Class	39,940	-
Institutional Class	14,631	-
Fidelity Advantage Institutional Class	14,651	-
Total	$ 144,849	$ -
Spartan Global ex U.S. Index Fund
From net realized gain
Investor Class	$ 10,086	$ -
Fidelity Advantage Class	61,496	-
Institutional Class	23,661	-
Fidelity Advantage Institutional Class	23,661	-
Total	$ 118,904	$ -

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011A	2012	2011A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	8,985,035	2,000,573	$ 84,541,058	$ 17,944,136
Reinvestment of distributions	8,161	-	74,427	-
Shares redeemed	(5,916,245)	(513,183)	(56,375,691)	(4,599,752)
Net increase (decrease)	3,076,951	1,487,390	$ 28,239,794	$ 13,344,384
Fidelity Advantage Class
Shares sold	5,877,822	1,102,387	$ 56,396,023	$ 10,433,223
Reinvestment of distributions	4,293	-	39,151	-
Shares redeemed	(1,692,005)	-	(15,835,888)	-
Net increase (decrease)	4,190,110	1,102,387	$ 40,599,286	$ 10,433,223
Institutional Class
Shares sold	62,685	500,001	$ 593,633	$ 5,000,010
Reinvestment of distributions	1,604	-	14,631	-
Shares redeemed	(511,428)	-	(4,773,271)	-
Net increase (decrease)	(447,139)	500,001	$ (4,165,007)	$ 5,000,010

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011A	2012	2011A
Fidelity Advantage Institutional Class
Shares sold	7,902	500,001	$ 78,409	$ 5,000,010
Reinvestment of distributions	1,606	-	14,651	-
Shares redeemed	(501,374)	-	(4,675,011)	-
Net increase (decrease)	(491,866)	500,001	$ (4,581,951)	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	2,777,466	928,521	$ 28,058,197	$ 9,214,235
Reinvestment of distributions	952	-	9,239	-
Shares redeemed	(530,683)	(751,111)	(5,392,759)	(7,397,542)
Net increase (decrease)	2,247,735	177,410	$ 22,674,677	$ 1,816,693
Fidelity Advantage Class
Shares sold	6,694,107	1,755,857	$ 68,329,114	$ 17,372,473
Reinvestment of distributions	6,228	-	60,478	-
Shares redeemed	(2,050,736)	-	(20,469,188)	-
Net increase (decrease)	4,649,599	1,755,857	$ 47,920,404	$ 17,372,473
Institutional Class
Shares sold	2,541,317	750,001	$ 24,281,272	$ 7,500,009
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(1,284,475)	-	(12,955,759)	-
Net increase (decrease)	1,259,279	750,001	$ 11,349,174	$ 7,500,009
Fidelity Advantage Institutional Class
Shares sold	-	750,001	$ -	$ 7,500,010
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(741,394)	-	(7,373,734)	-
Net increase (decrease)	(738,957)	750,001	$ (7,350,073)	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, and their financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Emerging Market Index Fund
Institutional Class	12/17/12	12/14/12	$0.14524	$0.064
Fidelity Advantage Institutional Class	12/17/12	12/14/12	$0.14912	$0.064
Spartan Global ex U.S. Index Fund
Institutional Class	12/17/12	12/14/12	$0.16930	$0.008
Fidelity Advantage Institutional Class	12/17/12	12/14/12	$0.17348	$0.008

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Global ex U.S. Index Fund	$26.670

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 3% would mean that 97% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Emerging Markets Index Fund

Spartan Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Emerging Markets Index Fund ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.35%; Fidelity Advantage Institutional Class: 0.25%; Institutional Class: 0.28%; and Investor Class: 0.46%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22%, 0.12%, 0.15%, and 0.33% through December 31, 2012.

The Board noted that the total expense ratio of each class of Spartan Global ex U.S. Index Fund ranked below its competitive median for the period.

The Board considered that current contractual arrangements for Spartan Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.28%; Fidelity Advantage Institutional Class: 0.20%; Institutional Class: 0.23%; and Investor Class: 0.34%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.18%, 0.10%, 0.13%, and 0.24% through December 31, 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Emerging Markets Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMX-I-GUX-I-UANN-1212
1.929367.101

Item 2. Code of Ethics

As of the end of the period, October 31, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund, Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$40,000	$-	$5,700	$500
Spartan Emerging Markets Index Fund	$43,000	$-	$6,700	$400
Spartan Global ex U.S. Index Fund	$44,000	$-	$5,700	$400

October 31, 2011 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$41,000	$-	$5,700	$300
Spartan Emerging Markets Index Fund	$32,000	$-	$6,800	$-
Spartan Global ex U.S. Index Fund	$33,000	$-	$5,700	$-

A Amounts may reflect rounding.

B Spartan Emerging Markets Index Fund commenced operations on September 8, 2011.

C Spartan Global ex U.S. Index Fund commenced operations on September 8, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2012A	October 31, 2011A,B
Audit-Related Fees	$720,000	$440,000
Tax Fees	$-	$-
All Other Fees	$1,305,000	$430,000

A Amounts may reflect rounding.

B May include amounts billed prior to the commencement of operations of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2012 A	October 31, 2011 A, B
Deloitte Entities	$2,085,000	$980,000

A Amounts may reflect rounding.

B May include amounts billed prior to the commencement of operations of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012